UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2026:
  John Hancock Disciplined Value Emerging Markets Equity Fund
  John Hancock Emerging Markets Debt Fund
  John Hancock Floating Rate Income Fund
  John Hancock Multi-Asset High Income Fund
  John Hancock Opportunistic Fixed Income Fund
  John Hancock Strategic Income Opportunities Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class A/JEVAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$148	1.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX) returned 28.98% (excluding sales charges) for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	22.47%	5.21%	6.69%
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge	28.98%	6.29%	7.23%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889568

368A-A

8/26

10/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class C/JEVCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$227	1.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX) returned 28.08% (excluding sales charges) for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	27.08%	5.56%	6.49%
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge	28.08%	5.56%	6.49%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889568

368A-C

8/26

10/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class I/JEVIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$114	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX) returned 29.34% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	29.34%	6.62%	7.56%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889568

368A-I

8/26

10/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class NAV/JEVNX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$101	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX) returned 29.52% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	29.52%	6.74%	7.68%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889568

368A-NAV

8/26

10/26

John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Disciplined Value Emerging Markets Equity Fund
Class R6/JEVRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$102	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX) returned 29.57% for the year ended August 31, 2026. Emerging markets solidly gained despite meaningful volatility, particularly in March 2026 amid military conflict in Iran. Emerging markets particularly benefited from the continued rally in artificial intelligence–related stocks, most notably those of semiconductor companies, especially in Taiwan and South Korea. Despite volatility, commodity prices in energy nevertheless were generally strong this period, further aiding emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The sector was the fund’s top contributor by far, posting a triple-digit return. Samsung Electronics Company, Ltd. and Taiwan Semiconductor Manufacturing Company, Ltd. were two standouts.
Financials | Financial companies generally benefited from improving macroeconomic and governance conditions, with Credicorp, Ltd. and Oversea-Chinese Banking Corp., Ltd. among the sector’s top contributors.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | Despite a solid macroeconomic backdrop, consumer spending was somewhat soft during the period, weighing on this sector. Notably, the fund’s performance was hurt by positions in Tongcheng Travel Holdings, Ltd. and Yum China Holdings, Inc.
Consumer staples | This sector also declined during the period, with Muyuan Foods Group Company, Ltd. and WH Group, Ltd. among the biggest detractors.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	29.57%	6.73%	7.67%
MSCI Emerging Markets Index	39.25%	8.18%	9.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$148,301,843
Total number of portfolio holdings	173
Total advisory fees paid (net)	$877,094
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.3%
Millicom International Cellular SA	5.4%
Oversea-Chinese Banking Corp., Ltd.	3.7%
America Movil SAB de CV, Series B	2.8%
Samsung Electronics Company, Ltd., GDR	2.7%
WuXi AppTec Company, Ltd., H Shares	2.6%
NetEase, Inc., ADR	2.1%
Credicorp, Ltd.	2.1%
America Movil SAB de CV, ADR	2.0%
Suzuki Motor Corp.	2.0%

Sector Composition
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889568
368A-R6
8/26
10/26
John Hancock Disciplined Value Emerging Markets Equity Fund

John Hancock Emerging Markets Debt Fund
Class A/JMKAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$120	1.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class A/JMKAX) returned 7.36% (excluding sales charges) for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.

TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class A/JMKAX)	3.11%	1.75%	3.02%
Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge	7.36%	2.58%	3.44%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889546

358A-A

8/26

10/26

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class C/JMKCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$192	1.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class C/JMKCX) returned 6.51% (excluding sales charges) for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.

TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class C/JMKCX)	5.51%	1.79%	2.67%
Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge	6.51%	1.79%	2.67%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889546

358A-C

8/26

10/26

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class I/JMKIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$89	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class I/JMKIX) returned 7.56% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.

TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class I/JMKIX)	7.56%	2.80%	3.70%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889546

358A-I

8/26

10/26

John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$78	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class NAV) returned 7.82% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.

TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class NAV)	7.82%	2.94%	3.83%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889546
358A-NAV
8/26
10/26
John Hancock Emerging Markets Debt Fund

John Hancock Emerging Markets Debt Fund
Class R6/JEMIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$78	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Emerging Markets Debt Fund (Class R6/JEMIX) returned 7.69% for the year ended August 31, 2026. Emerging markets debt posted positive performance amid favorable investor sentiment. Against this backdrop, investors favored higher-yielding sovereign bonds and emerging market currencies. Periodic increased in energy prices stemming from the conflict in the Middle East put upward pressure on government bond yields, creating a headwind for longer-maturity bonds within the asset class.
TOP PERFORMANCE CONTRIBUTORS
High-yield bonds | The fund’s exposure to high-yield bonds—most notably in Argentina, Venezuela, Nigeria, and Ecuador—aided performance as high-yield bonds in general outperformed during the period.
Local market bonds and currencies | Positions in local markets and currencies in Brazil, Egypt, Nigeria, and the Dominican Republic added value.

TOP PERFORMANCE DETRACTORS
Select corporate bonds | Select credits, primarily in Brazil and Senegal, weighed on fund performance.
Short currency positions | The fund held short positions in the Chinese renminbi and the Mexican peso, both of which appreciated against the U.S. dollar during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Emerging Markets Debt Fund (Class R6/JEMIX)	7.69%	2.93%	3.81%
J.P. Morgan EMBI Global Diversified Index	8.02%	2.19%	3.29%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,102,227,225
Total number of portfolio holdings	231
Total advisory fees paid (net)	$11,036,202
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	48.6%
Corporate bonds	44.0%
Quasi-sovereign	25.8%
Private sector	18.2%
U.S. Government and Agency obligations	1.9%
Common stocks	0.1%
Short-term investments and other	5.4%
Country Composition
United States	9.2%
Mexico	7.8%
Saudi Arabia	7.2%
Peru	5.4%
Argentina	4.8%
Turkey	4.5%
Colombia	4.1%
Indonesia	3.2%
India	3.2%
Ecuador	3.0%
Other countries	47.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889546

358A-R6

8/26

10/26

John Hancock Emerging Markets Debt Fund

John Hancock Floating Rate Income Fund
Class 1/JFIHX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$73	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class 1/JFIHX) returned 3.12% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class 1/JFIHX)	3.12%	5.15%	4.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889581
328A-1
8/26
10/26
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class A/JFIAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$103	1.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class A/JFIAX) returned 2.82% (excluding sales charges) for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class A/JFIAX)	0.31%	4.32%	4.13%
Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge	2.82%	4.84%	4.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889581

328A-A

8/26

10/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class C/JFIGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$179	1.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class C/JFIGX) returned 2.06% (excluding sales charges) for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class C/JFIGX)	1.10%	4.07%	3.62%
Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge	2.06%	4.07%	3.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889581

328A-C

8/26

10/26

John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class I/JFIIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$80	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class I/JFIIX) returned 3.05% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class I/JFIIX)	3.05%	5.08%	4.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889581
328A-I
8/26
10/26
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class NAV/JFIDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$69	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class NAV/JFIDX) returned 3.17% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class NAV/JFIDX)	3.17%	5.20%	4.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889581
328A-NAV
8/26
10/26
John Hancock Floating Rate Income Fund

John Hancock Floating Rate Income Fund
Class R6/JFIRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$69	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Floating Rate Income Fund (Class R6/JFIRX) returned 3.30% for the year ended August 31, 2026. Despite a first-quarter sell-off associated with the start of the conflict in Iran, bank loans delivered a solid total return in the annual period. The category was boosted by its above-average yield, and it was well supported by the backdrop of positive economic growth, stable credit conditions, and a favorable balance of supply and demand.
TOP PERFORMANCE CONTRIBUTORS
B rated bank loans | This segment of the fund made the largest contribution to absolute returns due to the combination of its positive performance and sizable portfolio weighting. Securities rated B2 contributed the most, followed by B1 and B3 bank loans.
Industries | Positions in the health care industry made the largest contribution, followed by financials, consumer non-cyclicals, and airlines/aerospace/defense. Holdings in structured securities also helped results.

TOP PERFORMANCE DETRACTORS
CCC rated loans and bonds | Lower-rated issues experienced negative returns at a time in which investors displayed a preference for higher-quality securities.
Certain industries | Industrials, media, chemicals, and software were the only sectors in which the fund’s holdings finished with a loss.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Floating Rate Income Fund (Class R6/JFIRX)	3.30%	5.22%	4.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar LSTA U.S. Leveraged Loan Index	4.79%	6.28%	5.45%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$828,147,430
Total number of portfolio holdings	446
Total advisory fees paid (net)	$5,154,433
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	84.7%
Asset-backed securities	6.0%
Corporate bonds	5.2%
Exchange-traded funds	1.7%
Common stocks	1.2%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held March 23-26, 2026, the fund’s Board of Trustees (the Board) approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (CQS) with respect to the fund. On June 25, 2026, shareholders of the fund voted to approve this agreement. Effective September 1, 2026 (the Effective date), CQS replaced BCSF Advisors, LP (Bain Capital Credit) as the fund’s subadvisor.
In connection with the Board’s actions described above, the principal investment strategies of the fund were revised on the Effective Date. The purpose of these changes was to align the fund with the investment approach of the new subadvisor.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889581

328A-R6

8/26

10/26

John Hancock Floating Rate Income Fund

John Hancock Multi-Asset High Income Fund
Class A/JIAFX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class A/JIAFX) returned 9.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.

TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class A/JIAFX)	4.95%	4.49%	4.83%
Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge	9.91%	5.47%	5.32%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889532

448A-A

8/26

10/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class C/JIAGX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$170	1.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class C/JIAGX) returned 9.09% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.

TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class C/JIAGX)	8.09%	4.68%	4.55%
Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge	9.09%	4.68%	4.55%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889532

448A-C

8/26

10/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class I/JIAIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$66	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class I/JIAIX) returned 10.19% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.

TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class I/JIAIX)	10.19%	5.74%	5.60%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889532

448A-I

8/26

10/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$55	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class NAV) returned 10.19% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.

TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class NAV)	10.19%	5.85%	5.27%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%

Class NAV shares were first offered 6-4-20. Returns prior to this date are those of Class C shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889532

448A-NAV

8/26

10/26

John Hancock Multi-Asset High Income Fund

John Hancock Multi-Asset High Income Fund
Class R6/JIASX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$56	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multi-Asset High Income Fund (Class R6/JIASX) returned 10.31% for the year ended August 31, 2026. Global equities produced sizable gains in the annual period, reflecting the favorable combination of healthy economic growth trends, robust corporate earnings, generally supportive central bank policies, and optimism about artificial intelligence (AI). Bonds registered a more modest gain, led by credit-oriented investments. Income was the primary contributor to total returns, as prices were pressured by concerns about persistent inflation and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equities | The equity portfolio generated a strong return and made the largest contribution to absolute performance. Banking stocks were key contributors, led by Oversea-Chinese Banking Corp., Ltd. Holdings in the technology sector also performed very well in the period. A number of semiconductor stocks benefiting from the AI infrastructure buildout, including Micron Technology, Inc. and Applied Materials, Inc., were the top contributors in both the sector and the fund as a whole. An allocation to preferred stocks contributed, as well.
Options strategy | The fund uses a combination of covered calls and collateralized puts in an effort to augment income and implement tactical views. The options strategy was a net contributor.
The fixed-income portfolio | This segment of the fund generated positive returns, with the largest contribution coming from an allocation to high-yield bonds.

TOP PERFORMANCE DETRACTORS
Specific equities | While the equity portfolio registered positive returns overall, some individual stocks—including the software companies Microsoft Corp., Intuit, Inc., and Oracle Corp.—finished with losses.
Certain bond positions | In high yield bonds, holdings in the basic industry and capital goods sectors combined for slightly negative total returns.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset High Income Fund (Class R6/JIASX)	10.31%	5.85%	5.71%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
MSCI World Index	20.37%	11.21%	13.01%
20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index	9.03%	5.13%	5.96%
30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index	7.28%	3.19%	4.96%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$398,701,906
Total number of portfolio holdings	925
Total advisory fees paid (net)	$893,362
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	55.6%
Common stocks	28.4%
Mandatory exchangeable notes	5.4%
Preferred securities	3.3%
Term loans	1.4%
Foreign government obligations	0.8%
Capital preferred securities	0.1%
Short-term investments and other	5.0%

Country Composition
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At its meeting held on September 23-25, 2025, the fund’s Board of Trustees approved a change to the principal investment strategies of the fund to allow the fund to invest in equity-linked notes. In connection with this change, effective September 25, 2025, equity-linked notes risk was added to the fund’s Prospectus.
This is a summary of certain changes to the fund since 9-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889532

448A-R6

8/26

10/26

John Hancock Multi-Asset High Income Fund

John Hancock Opportunistic Fixed Income Fund
Class 1/JIGDX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$87	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class 1/JIGDX) returned 2.49% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class 1/JIGDX)	2.49%	0.79%	2.14%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889591

476A-1

8/26

10/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class A/JABWX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$118	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class A/JABWX) returned 2.26% (excluding sales charges) for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class A/JABWX)	(1.81)%	(0.32)%	1.57%
Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge	2.26%	0.50%	1.98%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

Class A shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889591

476A-A

8/26

10/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class C/JABOX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$193	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class C/JABOX) returned 1.41% (excluding sales charges) for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class C/JABOX)	0.43%	(0.27)%	1.58%
Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge	1.41%	(0.27)%	1.58%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

Class C shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889591

476A-C

8/26

10/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class I/JABTX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$93	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class I/JABTX) returned 2.43% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class I/JABTX)	2.43%	0.74%	2.11%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

Class I shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889591
476A-I
8/26
10/26
John Hancock Opportunistic Fixed Income Fund

John Hancock Opportunistic Fixed Income Fund
Class R6/JABUX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$83	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Fund (Class R6/JABUX) returned 2.54% for the year ended August 31, 2026. The period was defined by elevated macroeconomic uncertainty, with increasingly divergent monetary policy paths across regions, persistent inflation, and shifting geopolitical risks. Credit sectors outperformed duration-equivalent government bonds on tighter spreads, strong investor demand, and positive fund flows. Developed-market sovereign yields ended the period generally higher, while U.S. Treasury yields were volatile throughout the period.
TOP PERFORMANCE CONTRIBUTORS
Credit exposure | Credit exposure contributed to the fund’s return on an absolute basis, particularly within the emerging market opportunities holdings.
Strategic sector positioning | Within the fund’s strategic sector strategy, positioning in the emerging market opportunities segment contributed the most, particularly its exposure to local debt.
Relative value investments | The fund’s relative value investments provided positive performance.
Interest-rate futures and currency forwards | Exposure to interest-rate futures and currency forward contracts helped the fund’s performance.
TOP PERFORMANCE DETRACTORS
Tactical asset allocation investments | Within the fund’s tactical asset allocation investments, exposure to the fund’s duration management strategy detracted.
Credit-default swaps | Exposure to credit-default swaps detracted from the fund’s performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Fund (Class R6/JABUX)	2.54%	0.84%	2.18%
Bloomberg Global Aggregate Bond (USD Hedged) Index	1.75%	0.48%	1.78%
Bloomberg Global Aggregate Bond Index	0.60%	(1.74)%	0.34%

Class R6 shares were first offered on 6-4-21. Returns prior to this date are those of Class 1 shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$140,057,961
Total number of portfolio holdings	1,385
Total advisory fees paid (net)	$650,073
Portfolio turnover rate	231%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	28.6%
Corporate bonds	16.8%
U.S. Government Agency	14.0%
U.S. Government	9.7%
Convertible bonds	7.3%
Asset-backed securities	3.4%
Collateralized mortgage obligations – Commercial and residential	3.0%
Term loans	3.0%
Preferred securities	2.2%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Exchange-traded funds	0.2%
Short-term investments	10.2%

Country Composition
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889591

476A-R6

8/26

10/26

John Hancock Opportunistic Fixed Income Fund

John Hancock Strategic Income Opportunities Fund
Class A/JIPAX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$108	1.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class A/JIPAX) returned 3.03% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class A/JIPAX)	(1.11)%	0.39%	2.06%
Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge	3.03%	1.21%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889562
356A-A
8/26
10/26
John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class C/JIPCX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$178	1.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class C/JIPCX) returned 2.31% (excluding sales charges) for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class C/JIPCX)	1.31%	0.50%	1.77%
Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge	2.31%	0.50%	1.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889562

356A-C

8/26

10/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class I/JIPIX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$77	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class I/JIPIX) returned 3.34% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class I/JIPIX)	3.34%	1.51%	2.78%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889562

356A-I

8/26

10/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class NAV/JHSEX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$66	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class NAV/JHSEX) returned 3.45% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class NAV/JHSEX)	3.45%	1.63%	2.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5889562
356A-NAV
8/26
10/26
John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R2/JIPPX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$116	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R2/JIPPX) returned 2.95% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R2/JIPPX)	2.95%	1.13%	2.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889562

356A-R2

8/26

10/26

John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class R6/JIPRX
Annual SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$66	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Fund (Class R6/JIPRX) returned 3.44% for the year ended August 31, 2026. The most significant factors during the period included broadly higher interest rates, escalating conflict in the Middle East, shifting U.S. trade and tariff policies, and mounting budget deficits.
TOP PERFORMANCE CONTRIBUTORS
Corporate debt | High-yield and investment-grade corporate bonds, which comprised more than 40% of the portfolio on average, contributed the most to fund performance.
Bank loans | A small position in floating-rate bank loans aided performance as these securities benefited from rising interest rates.
Non-U.S. bonds | The fund’s holdings of bonds from outside of the U.S. contributed positively to performance, led by bonds from New Zealand, Canada, and the Eurozone.

TOP PERFORMANCE DETRACTORS
Duration (interest-rate sensitivity) | Rising bond yields around the globe led to declining bond prices for bonds held in the fund, though this was mostly offset by interest income.
Foreign currency positioning | Exposure to the euro, British pound, Japanese yen, Philippine peso, and Mexican peso detracted from performance as these currencies weakened against the U.S. dollar.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Fund (Class R6/JIPRX)	3.44%	1.62%	2.90%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,405,957,929
Total number of portfolio holdings	540
Total advisory fees paid (net)	$14,510,748
Portfolio turnover rate	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.0%
Foreign government obligations	16.4%
Term loans	12.7%
Preferred securities	6.8%
U.S. Government Agency	4.6%
U.S. Government	3.8%
Collateralized mortgage obligations – Commercial and residential	3.8%
Asset-backed securities	3.3%
Collateralized mortgage obligations – U.S. Government Agency	1.8%
Convertible bonds	1.6%
Short-term investments and other	3.2%

Net Currency Exposure
United States Dollar	88.4%
Euro	2.1%
Australian Dollar	1.9%
Indian Rupee	1.6%
Philippine Peso	1.6%
Brazilian Real	1.2%
Malaysian Ringgit	1.0%
Canadian Dollar	1.0%
Other Currencies	1.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 8-31-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5889562

356A-R6

8/26

10/26

John Hancock Strategic Income Opportunities Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $452,492 and $449,490 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $4,651 and $4,596 for fiscal years ended August 31, 2026 and August 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $137,100 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,426 and $4,382 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $4,068 and $0 for the fiscal years ended August 31, 2026 and August 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,064,717 for the fiscal year ended August 31, 2026 and $599,123 for the fiscal year ended August 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2026 for the following funds:

  John Hancock Disciplined Value Emerging Markets Equity Fund

  John Hancock Emerging Markets Debt Fund

  John Hancock Floating Rate Income Fund

  John Hancock Multi-Asset High Income Fund

  John Hancock Opportunistic Fixed Income Fund

  John Hancock Strategic Income Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
August 31, 2026

John Hancock
Disciplined Value Emerging Markets Equity Fund

2	Fund’s investments
8	Financial statements
12	Financial highlights
17	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
37	Other N-CSR Items
1	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 8-31-26
	Shares	Value
Common stocks 99.2%		$147,018,901
(Cost $137,379,702)
Brazil 5.7%		8,428,851
AGI, Inc., Class A (A)(B)	29,491	183,139
Ambev SA, ADR (B)	59,788	171,592
Banco Bradesco SA, ADR	185,020	606,866
Itau Unibanco Holding SA, ADR	59,778	454,911
Raia Drogasil SA	551,300	2,085,376
Rede D’Or Sao Luiz SA (C)	433,600	2,943,916
Suzano SA, ADR	91,670	799,362
WEG SA	122,300	1,183,689
China 22.7%		33,611,449
Anker Innovations Technology Company, Ltd., H Shares (A)	53,338	817,240
Bank of Hangzhou Company, Ltd., Class A	262,000	652,280
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A (A)	95,400	156,309
BYD Company, Ltd., ADR	39,981	440,990
BYD Company, Ltd., H Shares	161,400	1,781,508
China Animal Healthcare, Ltd. (A)(D)	182,000	0
China Dili Group (A)(D)	120,400	4,055
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	0
China Jushi Company, Ltd., Class A	42,800	279,297
China Zhongwang Holdings, Ltd. (A)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	21,100	1,140,215
CT Environmental Group, Ltd. (A)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	0
H World Group, Ltd., ADR	38,949	1,843,067
Haier Smart Home Company, Ltd., H Shares	265,600	724,833
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	0
Hisense Home Appliances Group Company, Ltd., Class A	157,600	614,989
Hongfa Technology Company, Ltd., Class A	37,800	194,659
HOSA International, Ltd. (A)(D)	86,000	0
J&T Global Express, Ltd. (A)	1,556,000	1,925,799
Jason Furniture Hangzhou Company, Ltd., Class A	122,600	430,632
JD.com, Inc., ADR	38,830	1,096,559
JD.com, Inc., Class A	9,350	132,206
Link Motion, Inc., ADR (A)(D)	6,959	0
Meihua Holdings Group Company, Ltd., Class A	251,000	291,189
Muyuan Foods Group Company, Ltd., Class A	23,800	149,819
NetEase, Inc., ADR	25,916	3,156,050
New Oriental Education & Technology Group, Inc., ADR	28,316	1,633,833
Ningbo Haitian Precision Machinery Company, Ltd.	246,600	803,386
Pharmaron Beijing Company, Ltd., H Shares (B)(C)	212,800	758,682
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	2

	Shares	Value
China (continued)
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	$0
Rianlon Corp., Class A	73,100	454,182
Sany Heavy Industry Company, Ltd., Class A	200,900	597,774
Satellite Chemical Company, Ltd., Class A	203,100	861,169
Silergy Corp.	43,000	558,820
StarPower Semiconductor, Ltd., Class A	43,600	590,932
Tencent Holdings, Ltd.	5,500	315,893
Tencent Holdings, Ltd., ADR	38,001	2,173,277
Tenwow International Holdings, Ltd. (A)(D)	177,000	0
Tian Shan Development Holding, Ltd. (A)(D)	32,000	0
Tongcheng Travel Holdings, Ltd. (C)	92,800	142,230
Wanhua Chemical Group Company, Ltd., Class A	14,500	164,478
WuXi AppTec Company, Ltd., Class A	90,200	2,077,350
WuXi AppTec Company, Ltd., H Shares (C)	162,100	3,903,791
XCMG Construction Machinery Company, Ltd., Class A	435,200	510,600
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	31,289	1,395,802
Yutong Bus Company, Ltd., Class A	42,400	187,922
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	267,600	266,180
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	494,000	383,452
Colombia 1.1%		1,695,941
Grupo Cibest SA, ADR	17,644	1,695,941
Greece 0.9%		1,268,131
FF Group (A)(D)	6,657	0
Hellenic Telecommunications Organization SA	55,258	1,268,131
Hong Kong 5.5%		8,139,365
Alibaba Group Holding, Ltd.	10,000	142,948
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	0
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	0
China Lumena New Materials Corp. (A)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Properties Group, Ltd. (A)(D)	19,000	503
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Galaxy Entertainment Group, Ltd.	619,000	2,690,661
Geely Automobile Holdings, Ltd.	1,118,000	2,503,474
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	0
Melco Resorts & Entertainment, Ltd., ADR (A)	100,692	511,515
Nan Hai Corp., Ltd. (A)(D)	1,900,000	0
3	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
REXLot Holdings, Ltd. (A)(D)	2,065,304	$0
SMI Holdings Group, Ltd. (A)(D)	228,889	0
Tech Pro Technology Development, Ltd. (A)(D)	966,000	0
Techtronic Industries Company, Ltd.	115,000	1,977,814
WH Group, Ltd. (C)	331,000	312,450
Hungary 0.8%		1,259,111
OTP Bank NYRT	8,754	1,259,111
India 7.4%		11,011,890
Aurobindo Pharma, Ltd. (A)	46,454	836,862
Bajaj Auto, Ltd.	16,755	2,135,059
Bharti Airtel, Ltd.	87,238	1,658,270
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	196,971
HDFC Bank, Ltd., ADR	47,846	1,086,104
Hero MotoCorp, Ltd.	48,956	2,798,544
Hyundai Motor India, Ltd.	52,291	1,211,217
Reliance Industries, Ltd.	81,258	1,088,863
Indonesia 0.5%		781,476
Bakrie Telecom Tbk PT (A)(D)	22,579,900	0
Bank Mandiri Persero Tbk PT	3,236,100	772,193
Hanson International Tbk PT (A)(D)	4,000,200	0
Inovisi Infracom Tbk PT (A)(D)	671,012	0
Pool Advista Indonesia Tbk PT (A)(D)	37,300	105
Rimo International Lestari Tbk PT (A)(D)	2,464,700	6,957
Sri Rejeki Isman Tbk PT (A)(D)	937,100	0
Sugih Energy Tbk PT (A)(D)	8,409,300	0
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Trada Alam Minera Tbk PT (A)(D)	1,919,200	0
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (A)(D)	458,390	2,221
Ireland 0.8%		1,129,044
PDD Holdings, Inc., ADR (A)	13,441	1,129,044
Japan 2.0%		2,946,073
Suzuki Motor Corp.	212,800	2,946,073
Luxembourg 5.4%		8,015,921
Millicom International Cellular SA	85,494	8,015,921
Mexico 7.4%		11,018,332
America Movil SAB de CV, ADR	128,272	2,955,387
America Movil SAB de CV, Series B	3,566,500	4,114,922
Coca-Cola Femsa SAB de CV, ADR	8,314	924,184
Fomento Economico Mexicano SAB de CV, ADR	7,634	919,210
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	4

	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	118,200	$1,340,181
Kimberly-Clark de Mexico SAB de CV, Class A	325,800	764,448
Peru 2.1%		3,042,053
Credicorp, Ltd.	8,303	3,042,053
Philippines 1.0%		1,415,617
ACR Mining Corp. (A)(D)	3,145	245
International Container Terminal Services, Inc.	99,600	1,412,501
Phoenix Petroleum Philippines, Inc. (A)(D)	68,600	2,871
Russia 0.1%		106,914
Gazprom PJSC, ADR (A)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	0
Novatek PJSC, GDR (A)(D)	143	0
PhosAgro PJSC, GDR (A)(D)	13	0
Rostelecom PJSC, ADR (A)(D)	3,714	0
RusHydro PJSC, ADR (A)(D)	28,619	0
Sberbank of Russia PJSC, ADR (A)(D)	23,885	106,914
Severstal PAO, GDR (A)(D)	2,129	0
VTB Bank PJSC, GDR (A)(D)	23,800	0
Saudi Arabia 0.4%		599,996
Al Rajhi Bank	33,668	599,996
Singapore 3.7%		5,483,975
Oversea-Chinese Banking Corp., Ltd.	221,600	5,483,975
South Africa 2.3%		3,466,741
FirstRand, Ltd.	375,159	2,220,717
The Bidvest Group, Ltd.	86,256	1,246,024
South Korea 8.9%		13,202,591
Celltrion, Inc. (A)	5,094	703,830
Coway Company, Ltd.	18,300	1,294,751
Hana Financial Group, Inc.	22,715	2,256,840
Hyundai Mobis Company, Ltd.	1,354	446,920
Jeil Savings Bank (A)(D)	1,850	0
KB Financial Group, Inc., ADR	1,544	192,676
Kia Corp.	9,381	894,839
Korean Air Lines Company, Ltd.	51,935	1,060,912
KT Corp., ADR	31,735	624,545
Samsung Electronics Company, Ltd.	7,860	1,483,833
Samsung Electronics Company, Ltd., GDR	847	3,938,746
SL Corp.	7,855	304,699
5	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Spain 1.5%		$2,192,359
Banco Bilbao Vizcaya Argentaria SA, ADR	75,703	2,192,359
Taiwan 11.2%		16,637,867
Accton Technology Corp.	6,000	384,136
Hon Hai Precision Industry Company, Ltd.	39,000	307,195
Pharmally International Holding Company, Ltd. (A)(D)	3,533	0
Prodisc Technology, Inc. (A)(D)	540,000	0
Realtek Semiconductor Corp.	25,000	568,551
Sinbon Electronics Company, Ltd.	60,000	591,183
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	163,000	12,249,752
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,690	1,117,211
Tripod Technology Corp.	27,000	422,392
United Microelectronics Corp., ADR (B)	36,490	725,421
Vanguard International Semiconductor Corp.	57,000	272,026
Wintek Corp. (A)(D)	819,661	0
Thailand 5.5%		8,082,377
Com7 PCL, NVDR	1,121,000	1,004,039
CP ALL PCL, NVDR	1,600,900	2,229,772
Kasikornbank PCL	377,000	2,818,617
Krung Thai Bank PCL	732,900	955,094
Krung Thai Bank PCL, Foreign Shares	824,800	1,074,855
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	0
United Kingdom 1.4%		2,143,673
Pepco Group NV	184,575	2,143,673
United States 0.5%		764,550
EPAM Systems, Inc. (A)	2,027	238,841
Weatherford International PLC	5,377	525,709
Uruguay 0.4%		574,604

Arcos Dorados Holdings, Inc., Class A	72,551	574,604
Preferred securities 0.8%		$1,197,774
(Cost $406,850)
Brazil 0.0%		24,580
Localiza Rent a Car SA	3,696	24,580
Colombia 0.2%		332,870
Grupo Cibest SA	14,626	332,870
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	6

	Shares	Value
South Korea 0.6%		$840,324
Samsung Electronics Company, Ltd.	6,205	840,324

	Yield (%)	Shares	Value
Short-term investments 1.8%			$2,688,111
(Cost $2,688,017)
Short-term funds 1.8%			2,688,111
Fidelity Government Portfolio, Institutional Class	3.5986(E)	1,195,245	1,195,245
John Hancock Collateral Trust (F)	3.6571(E)	149,288	1,492,866

Total investments (Cost $140,474,569) 101.8%	$150,904,786
Other assets and liabilities, net (1.8%)	(2,602,943)
Total net assets 100.0%	$148,301,843

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 8-31-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 8-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $141,621,719. Net unrealized appreciation aggregated to $9,283,067, of which $29,929,827 related to gross unrealized appreciation and $20,646,760 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-26:
Consumer discretionary	22.3%
Financials	19.8%
Information technology	16.9%
Communication services	16.5%
Industrials	8.7%
Health care	7.6%
Consumer staples	5.1%
Materials	2.0%
Energy	1.1%
TOTAL	100.0%
7	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $138,981,797) including $1,440,730 of securities loaned	$149,411,920
Affiliated investments, at value (Cost $1,492,772)	1,492,866
Total investments, at value (Cost $140,474,569)	150,904,786
Cash	1,467
Foreign currency, at value (Cost $466,169)	477,842
Dividends and interest receivable	291,234
Receivable for fund shares sold	6,837
Receivable for investments sold	213,058
Receivable for securities lending income	2,255
Receivable from affiliates	3,177
Other assets	39,039
Total assets	151,939,695
Liabilities
Foreign capital gains tax payable	30,798
Payable for investments purchased	1,744,110
Payable for fund shares repurchased	232,602
Payable upon return of securities loaned	1,492,423
Payable to affiliates
Accounting and legal services fees	6,717
Transfer agent fees	5,990
Trustees’ fees	62
Other liabilities and accrued expenses	125,150
Total liabilities	3,637,852
Net assets	$148,301,843
Net assets consist of
Paid-in capital	$119,219,881
Total distributable earnings (loss)	29,081,962
Net assets	$148,301,843
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	8

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($38,184,875 ÷ 3,158,681 shares)[1]	$12.09
Class C ($699,888 ÷ 57,805 shares)[1]	$12.11
Class I ($24,360,048 ÷ 2,015,933 shares)	$12.08
Class R6 ($1,566,341 ÷ 129,920 shares)	$12.06
Class NAV ($83,490,691 ÷ 6,914,728 shares)	$12.07
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.73

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Dividends	$4,664,799
Interest	265
Securities lending, net	31,231
Less foreign taxes withheld	(350,770)
Total investment income	4,345,525
Expenses
Investment management fees	1,065,471
Distribution and service fees	117,905
Accounting and legal services fees	24,655
Transfer agent fees	69,750
Trustees’ fees	3,106
Custodian fees	120,073
State registration fees	68,904
Printing and postage	21,110
Professional fees	88,594
Other	35,365
Total expenses	1,614,933
Less expense reductions	(188,377)
Net expenses	1,426,556
Net investment income	2,918,969
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,906,887
Affiliated investments	(16)
Swap contracts	(105,409)
27,801,462
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	5,043,862
Affiliated investments	(584)
Swap contracts	178
5,043,456
Net realized and unrealized gain	32,844,918
Increase in net assets from operations	$35,763,887
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	10

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,918,969	$2,536,484
Net realized gain	27,801,462	1,789,835
Change in net unrealized appreciation (depreciation)	5,043,456	19,752,255
Increase in net assets resulting from operations	35,763,887	24,078,574
Distributions to shareholders
From earnings
Class A	(3,329,081)	(6,601,678)
Class C	(65,579)	(152,842)
Class I	(2,592,574)	(8,548,165)
Class R6	(125,622)	(270,616)
Class NAV	(6,695,967)	(11,458,954)
Total distributions	(12,808,823)	(27,032,255)
From fund share transactions	(2,028,135)	(24,725,020)
Total increase (decrease)	20,926,929	(27,678,701)
Net assets
Beginning of year	127,374,914	155,053,615
End of year	$148,301,843	$127,374,914
11	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.36	$10.81	$10.94	$10.54	$13.27
Net investment income[1]	0.20	0.15	0.13	0.18	0.25
Net realized and unrealized gain (loss) on investments	2.60	1.61	0.04	0.41	(2.65)
Total from investment operations	2.80	1.76	0.17	0.59	(2.40)
Less distributions
From net investment income	(0.38)	(0.11)	(0.30)	(0.19)	(0.33)
From net realized gain	(0.69)	(2.10)	—	—	—
Total distributions	(1.07)	(2.21)	(0.30)	(0.19)	(0.33)
Net asset value, end of period	$12.09	$10.36	$10.81	$10.94	$10.54
Total return (%)[2,3]	28.98	20.68	1.12	5.73	(18.46)
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$33	$34	$40	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42	1.48	1.58	1.55	1.49
Expenses including reductions	1.29	1.30	1.41	1.42	1.42
Net investment income	1.79	1.58	1.19	1.74	2.09
Portfolio turnover (%)	185	184	194[4]	21	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	12

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.38	$10.81	$10.95	$10.54	$13.26
Net investment income[1]	0.12	0.09	0.05	0.11	0.16
Net realized and unrealized gain (loss) on investments	2.61	1.61	0.03	0.41	(2.65)
Total from investment operations	2.73	1.70	0.08	0.52	(2.49)
Less distributions
From net investment income	(0.31)	(0.03)	(0.22)	(0.11)	(0.23)
From net realized gain	(0.69)	(2.10)	—	—	—
Total distributions	(1.00)	(2.13)	(0.22)	(0.11)	(0.23)
Net asset value, end of period	$12.11	$10.38	$10.81	$10.95	$10.54
Total return (%)[2,3]	28.08	19.88	0.34	5.14	(19.08)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	2.18	2.28	2.25	2.19
Expenses including reductions	1.99	2.00	2.11	2.12	2.12
Net investment income	1.08	0.93	0.43	1.03	1.36
Portfolio turnover (%)	185	184	194[4]	21	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
13	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.36	$10.81	$10.94	$10.54	$13.27
Net investment income[1]	0.23	0.17	0.17	0.24	0.28
Net realized and unrealized gain (loss) on investments	2.59	1.62	0.03	0.38	(2.64)
Total from investment operations	2.82	1.79	0.20	0.62	(2.36)
Less distributions
From net investment income	(0.41)	(0.14)	(0.33)	(0.22)	(0.37)
From net realized gain	(0.69)	(2.10)	—	—	—
Total distributions	(1.10)	(2.24)	(0.33)	(0.22)	(0.37)
Net asset value, end of period	$12.08	$10.36	$10.81	$10.94	$10.54
Total return (%)[2]	29.34	21.11	1.40	6.07	(18.20)
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$27	$62	$67	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.18	1.28	1.25	1.19
Expenses including reductions	0.99	1.00	1.11	1.12	1.12
Net investment income	2.05	1.76	1.53	2.30	2.32
Portfolio turnover (%)	185	184	194[3]	21	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	14

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.33	$10.79	$10.93	$10.52	$13.26
Net investment income[1]	0.25	0.21	0.21	0.22	0.29
Net realized and unrealized gain (loss) on investments	2.59	1.59	(0.01)	0.43	(2.65)
Total from investment operations	2.84	1.80	0.20	0.65	(2.36)
Less distributions
From net investment income	(0.42)	(0.16)	(0.34)	(0.24)	(0.38)
From net realized gain	(0.69)	(2.10)	—	—	—
Total distributions	(1.11)	(2.26)	(0.34)	(0.24)	(0.38)
Net asset value, end of period	$12.06	$10.33	$10.79	$10.93	$10.52
Total return (%)[2]	29.57	21.10	1.53	6.30	(18.20)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.07	1.17	1.15	1.08
Expenses including reductions	0.89	0.89	1.00	1.01	1.01
Net investment income	2.24	2.13	1.85	2.14	2.38
Portfolio turnover (%)	185	184	194[3]	21	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
15	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.35	$10.81	$10.94	$10.54	$13.28
Net investment income[1]	0.25	0.22	0.18	0.23	0.30
Net realized and unrealized gain (loss) on investments	2.58	1.58	0.03	0.41	(2.66)
Total from investment operations	2.83	1.80	0.21	0.64	(2.36)
Less distributions
From net investment income	(0.42)	(0.16)	(0.34)	(0.24)	(0.38)
From net realized gain	(0.69)	(2.10)	—	—	—
Total distributions	(1.11)	(2.26)	(0.34)	(0.24)	(0.38)
Net asset value, end of period	$12.07	$10.35	$10.81	$10.94	$10.54
Total return (%)[2]	29.52	21.20	1.53	6.21	(18.15)
Ratios and supplemental data
Net assets, end of period (in millions)	$83	$65	$57	$67	$76
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.07	1.17	1.14	1.07
Expenses including reductions	0.88	0.89	1.00	1.01	1.00
Net investment income	2.22	2.28	1.61	2.16	2.55
Portfolio turnover (%)	185	184	194[3]	21	24

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
17	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$8,428,851	$8,428,851	—	—
China	33,611,449	11,739,578	$21,867,816	$4,055
Colombia	1,695,941	1,695,941	—	—
Greece	1,268,131	—	1,268,131	—
Hong Kong	8,139,365	511,515	7,627,347	503
Hungary	1,259,111	—	1,259,111	—
India	11,011,890	1,086,104	9,728,815	196,971
Indonesia	781,476	—	772,193	9,283
Ireland	1,129,044	1,129,044	—	—
Japan	2,946,073	—	2,946,073	—
Luxembourg	8,015,921	8,015,921	—	—
Mexico	11,018,332	11,018,332	—	—
Peru	3,042,053	3,042,053	—	—
Philippines	1,415,617	—	1,412,501	3,116
Russia	106,914	—	—	106,914
Saudi Arabia	599,996	—	599,996	—
Singapore	5,483,975	—	5,483,975	—
South Africa	3,466,741	—	3,466,741	—
South Korea	13,202,591	817,221	12,385,370	—
Spain	2,192,359	2,192,359	—	—
Taiwan	16,637,867	1,842,632	14,795,235	—
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	18

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Thailand	$8,082,377	—	$8,082,377	—
Turkey	—	—	—	—
United Kingdom	2,143,673	—	2,143,673	—
United States	764,550	$764,550	—	—
Uruguay	574,604	574,604	—	—
Preferred securities
Brazil	24,580	24,580	—	—
Colombia	332,870	332,870	—	—
South Korea	840,324	—	840,324	—
Short-term investments	2,688,111	2,688,111	—	—
Total investments in securities	$150,904,786	$55,904,266	$94,679,678	$320,842
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
19	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $1,440,730 and received $1,492,423 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2026 were $707.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	20

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$11,088,568	$1,674,016
Long-term capital gains	1,720,255	25,358,239
Total	$12,808,823	$27,032,255
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $11,076,062 of undistributed ordinary income and $8,734,824 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
21	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging up to $145,000 as measured at each quarter end. There were no open total return swaps as of August 31, 2026.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$(105,989)
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	22

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$178
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.780% of the first $100 million of the fund’s aggregate net assets; (b) 0.750% of the next $900 million of the fund’s aggregate net assets; (c) 0.740% of the next $1 billion of the fund’s aggregate net assets; and (d) 0.730% of the excess over $2 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Disciplined Value Emerging Markets Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
23	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$49,398
Class C	992
Class I	35,256
Class	Expense reduction
Class R6	$1,844
Class NAV	100,887
Total	$188,377

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,605 for the year ended August 31, 2026. Of this amount, $1,013 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,592 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $60 and $488 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	24

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$110,573	$40,398
Class C	7,332	803
Class I	—	28,480
Class R6	—	69
Total	$117,905	$69,750
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,000,000	1	4.615%	$(256)
Lender	$2,300,000	1	4.140%	$265
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	323,772	$3,650,088	225,768	$2,188,591
Distributions reinvested	324,711	3,273,087	747,642	6,497,013
Repurchased	(690,927)	(7,787,154)	(952,694)	(9,197,989)
Net increase (decrease)	(42,444)	$(863,979)	20,716	$(512,385)
Class C shares
Sold	10,493	$118,935	3,025	$28,593
Distributions reinvested	6,467	65,579	17,468	152,842
Repurchased	(28,402)	(322,515)	(36,360)	(355,046)
Net decrease	(11,442)	$(138,001)	(15,867)	$(173,611)
25	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	348,714	$3,901,705	553,920	$5,492,084
Distributions reinvested	257,633	2,591,784	984,417	8,534,891
Repurchased	(1,242,007)	(13,923,902)	(4,579,456)	(46,121,971)
Net decrease	(635,660)	$(7,430,413)	(3,041,119)	$(32,094,996)
Class R6 shares
Sold	15,895	$176,690	17,337	$180,584
Distributions reinvested	12,502	125,269	31,311	270,530
Repurchased	(5,791)	(64,030)	(61,508)	(589,977)
Net increase (decrease)	22,606	$237,929	(12,860)	$(138,863)
Class NAV shares
Sold	1,902,729	$21,410,493	850,549	$8,209,742
Distributions reinvested	666,929	6,695,967	1,324,735	11,458,954
Repurchased	(1,928,626)	(21,940,131)	(1,168,770)	(11,473,861)
Net increase	641,032	$6,166,329	1,006,514	$8,194,835
Total net decrease	(25,908)	$(2,028,135)	(2,042,616)	$(24,725,020)
Affiliates of the fund owned 45% of shares of Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $255,474,517 and $266,948,426, respectively, for the year ended August 31, 2026.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	149,288	$5,483,583	$29,580,788	$(33,570,905)	$(16)	$(584)	$31,231	—	$1,492,866

| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	26

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Disciplined Value Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Disciplined Value Emerging Markets Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	28

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $4,480,967. The fund intends to pass through foreign tax credits of $307,354.
The fund paid $3,270,891 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
29	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor) for John Hancock Disciplined Value Emerging Markets Equity Fund (formerly John Hancock Emerging Markets Fund) (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	30

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
31	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed the benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board also noted that the fund outperformed the peer group median for the one-and five-year periods ended December 31, 2025, and underperformed the peer group median for the three- and ten-year periods ended December 31, 2025. The Board took into account that the fund’s Subadvisor replaced the previous subadvisor in May 2024, and as a result, performance prior to May 2024 represents that of the previous subadvisor. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance for the one-, three-, five-, and ten-year periods relative to the benchmark index and for the three- and ten-year periods relative to its peer group median, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent, and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses, including fee changes that were implemented in May 2024 in connection with the subadvisor reassignment. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	32

currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
33	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	34

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
35	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	36

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
37	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889568	368A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Debt Fund
Fixed income
August 31, 2026

John Hancock
Emerging Markets Debt Fund

2	Fund’s investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Evaluation of advisory and subadvisory agreements by the Board of Trustees
44	Other N-CSR Items
1	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Fund’s investments
AS OF 8-31-26
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.9%					$41,166,961
(Cost $41,329,002)
U.S. Government 1.9%					41,166,961
U.S. Treasury Note	3.750	04-30-28		41,550,000	41,166,961
Foreign government obligations 48.6%					$1,021,304,249
(Cost $989,369,556)
Angola 1.7%					36,235,748
Republic of Angola
Bond (A)	9.375	03-31-33		20,520,000	21,238,238
Bond	9.375	03-31-33		4,500,000	4,657,508
Bond	9.875	03-31-37		10,000,000	10,340,002
Argentina 4.2%					88,872,578
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		3,859,403	3,078,839
Bond	6.625	09-01-37		6,412,574	5,115,631
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		1,054,314	1,027,956
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter)	0.750	07-09-30		28,684,800	24,855,379
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		72,527,840	54,794,773
Colombia 3.7%					78,543,076
Republic of Colombia
Bond	3.125	04-15-31		16,700,000	14,701,845
Bond	5.000	06-15-45		33,000,000	25,216,950
Bond	5.625	02-26-44		24,300,000	20,314,800
Bond	7.500	02-02-34		9,960,000	10,448,040
Santa Fe de Bogota DC
Bond (A)	13.140	11-05-35	COP	25,288,000,000	7,861,441
Costa Rica 0.5%					10,161,012
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	5,075,107
Bond	7.300	11-13-54		4,710,000	5,085,905
Dominican Republic 2.3%					49,106,564
Government of Dominican Republic
Bond (A)	5.300	01-21-41		4,300,000	3,771,100
Bond	5.300	01-21-41		5,110,000	4,481,470
Bond (A)	5.875	01-30-60		5,350,000	4,554,188
Bond	5.875	01-30-60		9,290,000	7,908,113
Bond	6.850	01-27-45		2,620,000	2,610,830
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond (A)	10.500	03-15-37	DOP	693,000,000	$12,839,668
Bond (A)	10.750	06-01-36	DOP	693,700,000	12,941,195
Ecuador 3.0%					63,868,265
Republic of Ecuador
Bond	6.900	07-31-35		37,220,000	34,037,690
Bond (5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.500	07-31-40		36,490,000	29,830,575
Egypt 2.4%					50,563,162
Arab Republic of Egypt
Bond (A)	7.625	05-20-34		8,750,000	8,749,212
Bond	8.500	01-31-47		15,980,000	15,301,642
Bond (A)(B)	8.875	05-29-50		6,000,000	5,882,909
Bond	8.875	05-29-50		21,040,000	20,629,399
Ghana 1.0%					20,558,067
Republic of Ghana
Bond (A)(C)	3.523	01-03-30		657,634	584,767
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		9,065,588	8,960,244
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		9,590,300	8,912,729
Bond (5.000% to 7-3-28, then 6.000% thereafter)	5.000	07-03-35		2,260,000	2,100,327
Hungary 2.7%					56,170,663
Republic of Hungary
Bond (A)	5.500	03-26-36		12,100,000	11,916,185
Bond (A)	6.125	05-22-28		2,800,000	2,853,798
Bond	6.125	05-22-28		3,140,000	3,200,331
Bond	6.250	09-22-32		18,270,000	19,157,172
Bond	6.750	09-23-55		18,400,000	19,043,177
Iraq 0.1%					2,250,742
Republic of Iraq
Bond	5.800	01-15-28		2,264,625	2,250,742
Ivory Coast 1.3%					27,268,973
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,807,255
Bond	4.875	01-30-32	EUR	2,808,000	3,197,879
Bond (A)	6.750	02-25-41		11,450,000	10,841,606
Bond	6.875	10-17-40	EUR	8,800,000	10,422,233
Jordan 0.9%					18,899,011
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		18,220,000	18,899,011
3	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Kazakhstan 0.5%					$9,597,959
Republic of Kazakhstan
Bond (A)	5.500	07-01-37		9,620,000	9,597,959
Mexico 0.8%					16,975,875
Government of Mexico
Bond	5.625	02-09-34		17,500,000	16,975,875
Morocco 0.1%					2,990,035
Kingdom of Morocco
Bond	6.500	09-08-33		2,850,000	2,990,035
Nigeria 2.4%					49,748,531
Federal Republic of Nigeria
Bond	7.625	11-28-47		5,350,000	5,175,819
Bond (A)	7.696	02-23-38		2,600,000	2,635,835
Bond	7.696	02-23-38		3,010,000	3,051,486
Bond (A)	7.875	02-16-32		2,000,000	2,101,396
Bond	7.875	02-16-32		12,030,000	12,639,899
Bond (A)	8.375	03-24-29		5,500,000	5,806,909
Bond	8.375	03-24-29		6,240,000	6,588,202
Bond	9.248	01-21-49		10,560,000	11,748,985
Panama 2.3%					49,321,481
Republic of Panama
Bond	2.252	09-29-32		16,000,000	13,256,000
Bond	5.662	02-23-38		10,200,000	9,924,600
Bond	6.700	01-26-36		6,520,000	6,843,066
Bond (B)	6.853	03-28-54		6,150,000	6,347,415
Bond	6.875	01-31-36		12,160,000	12,950,400
Peru 2.0%					42,329,469
Republic of Peru
Bond	6.900	08-12-37	PEN	140,200,000	42,329,469
Poland 0.6%					11,534,251
Republic of Poland
Bond	4.875	10-04-33		5,850,000	5,722,991
Bond	5.500	04-04-53		6,500,000	5,811,260
Romania 2.8%					59,639,800
Republic of Romania
Bond	3.625	03-27-32		12,040,000	10,719,073
Bond	5.750	07-04-36		7,000,000	6,579,145
Bond	6.375	01-30-34		12,930,000	12,880,910
Bond	6.625	05-16-36		9,700,000	9,710,620
Bond	6.750	07-11-39	EUR	16,590,000	19,750,052
Saudi Arabia 3.8%					79,315,273
Kingdom of Saudi Arabia
Bond	4.500	10-26-46		11,960,000	9,431,893
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	4

	Rate (%)	Maturity date		Par value^	Value
Saudi Arabia (continued)
Bond	4.625	10-04-47		13,650,000	$10,921,378
Bond (A)	5.000	01-18-53		12,600,000	10,354,769
Bond	5.000	01-18-53		11,750,000	9,656,233
Bond (A)	5.250	01-16-50		18,050,000	15,742,552
Bond	5.250	01-16-50		17,690,000	15,428,573
Bond	5.875	01-12-56		8,400,000	7,779,875
South Africa 3.0%					63,705,185
Republic of South Africa
Bond	6.125	12-11-37		4,500,000	4,386,878
Bond (A)(B)	7.250	12-11-55		13,898,000	13,517,736
Bond	7.250	12-11-55		15,400,000	14,978,640
Bond	7.300	04-20-52		11,260,000	11,055,379
Bond	8.875	02-28-35	ZAR	313,000,000	19,766,552
Turkey 3.1%					64,479,744
Republic of Turkey
Bond	6.000	01-14-41		39,040,000	33,750,180
Bond	6.375	05-22-31		21,500,000	21,283,241
Bond	6.950	09-16-35		9,590,000	9,446,323
Ukraine 0.9%					18,119,271
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30		1,386,241	994,802
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34		4,773,326	2,647,557
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35		4,029,711	2,319,930
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36		3,386,426	1,950,177
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-34		3,524,097	2,415,240
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-36		11,733,659	7,791,565
Uruguay 1.6%					32,557,251
Oriental Republic of Uruguay
Bond	8.000	10-29-35	UYU	760,000,000	19,033,470
Bond	8.000	10-29-35	UYU	540,000,000	13,523,781
Venezuela 0.9%					18,492,263
Republic of Venezuela
Bond (D)	7.650	04-21-25		33,050,000	15,946,625

Bond (D)	12.750	08-23-22		4,333,000	2,545,638
5	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 44.0%				$924,636,220
(Cost $936,804,695)
Argentina 0.6%				11,912,450
Empresa Distribuidora Y Comercializadora Norte (A)(B)	9.500	04-28-33	12,100,000	11,912,450
Brazil 2.3%				47,342,916
Ambipar Lux Sarl (A)(D)	9.875	02-06-31	5,514,000	1,935,193
Ambipar Lux Sarl (D)	9.875	02-06-31	2,567,000	900,914
Ambipar Lux Sarl (A)(D)	10.875	02-05-33	4,651,000	1,639,478
Ambipar Lux Sarl (D)	10.875	02-05-33	4,740,000	1,670,850
CSN Resources SA	4.625	06-10-31	6,517,000	4,072,058
CSN Resources SA	5.875	04-08-32	9,580,000	6,022,850
Oceanica Lux (A)	11.250	05-08-31	12,300,000	10,762,500
OHI Group SA	13.000	07-22-29	4,940,000	4,951,856
Petrobras Global Finance BV (B)	6.850	06-05-15	12,156,000	11,261,964
Yinson Boronia Production BV (A)(B)	8.947	07-31-42	3,744,468	4,125,253
Canada 0.4%				8,699,878
Canacol Energy, Ltd. (D)	5.750	11-24-28	8,600,000	2,580,000
St. Marys Cement, Inc. (A)	5.750	04-02-34	6,150,000	6,119,878
Chile 2.4%				50,509,971
Antofagasta PLC (A)	6.250	05-02-34	8,100,000	8,399,935
Corp. Nacional del Cobre de Chile	4.500	08-01-47	11,260,000	8,853,502
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,682,754
Corp. Nacional del Cobre de Chile	5.125	02-02-33	12,260,000	11,960,533
Empresa Nacional del Petroleo (A)	5.950	07-30-34	5,620,000	5,639,692
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	11,090,000	10,973,555
Colombia 0.4%				9,396,816
Grupo Energia Bogota SA ESP (A)(B)	5.750	10-22-35	9,620,000	9,396,816
Costa Rica 0.9%				19,032,152
Instituto Costarricense de Electricidad	6.375	05-15-43	19,580,000	19,032,152
Dominican Republic 0.6%				13,493,347
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	13,030,000	13,493,347
Guatemala 0.7%				14,706,517
CT Trust (A)	5.125	02-03-32	5,600,000	5,333,832
CT Trust	5.125	02-03-32	6,310,000	6,010,086
Energuate Trust 2.0 (A)	6.350	09-15-35	3,430,000	3,362,599
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	6

	Rate (%)	Maturity date		Par value^	Value
India 3.2%					$66,458,899
Adani Green Energy UP, Ltd. (A)(B)	6.700	03-12-42		12,197,329	11,902,648
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		2,407,000	2,386,268
Export-Import Bank of India (A)	5.500	01-13-35		12,450,000	12,404,360
Export-Import Bank of India (A)	5.750	01-12-56		28,653,000	27,289,242
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32		8,420,000	8,524,078
JSW Hydro Energy, Ltd.	4.125	05-18-31		4,275,025	3,952,303
Indonesia 3.2%					67,575,181
Freeport Indonesia PT (B)	6.200	04-14-52		16,790,000	15,876,664
Indika Energy Tbk PT (A)	8.750	05-07-29		8,740,000	8,956,954
Indonesia Asahan Aluminium PT	5.450	05-15-30		11,450,000	11,452,462
Pertamina Persero PT	6.000	05-03-42		23,940,000	22,700,260
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49		11,090,000	8,588,841
Kazakhstan 1.5%					30,877,191
Development Bank of Kazakhstan JSC	16.950	05-08-29	KZT	4,363,500,000	9,577,626
Kazakhstan Temir Zholy National Company JSC (A)	4.875	04-29-31		11,300,000	11,020,603
QazaqGaz NC JSC (A)	5.625	05-08-36		10,500,000	10,278,962
Luxembourg 0.0%					163,033
FORESEA Holding SA (A)(B)	7.500	06-15-30		164,787	163,033
Malaysia 0.7%					14,131,264
Petronas Capital, Ltd. (A)	5.848	04-03-55		14,340,000	14,131,264
Mauritius 0.4%					8,293,055
Greenko Wind Projects Mauritius, Ltd. (A)	7.250	09-27-28		8,195,200	8,293,055
Mexico 7.0%					147,255,222
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29		2,200,000	2,215,916
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (E)	7.500	06-27-29		4,120,000	4,149,806
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(B)(E)	8.375	05-20-31		4,950,000	5,067,563
FIBRA Prologis (A)	5.500	11-26-35		8,210,000	7,870,763
Fibra SOMA Trust F/6185 (A)	7.125	05-28-36		12,700,000	12,636,500
FIEMEX Energia (A)	7.250	01-31-41		3,782,568	3,774,890
FIEMEX Energia	7.250	01-31-41		4,715,929	4,706,356
Grupo Televisa SAB	6.125	01-31-46		11,940,000	9,417,471
7	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Mexico (continued)
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	$6,087,019
Mexico City Airport Trust	5.500	10-31-46		7,970,000	6,832,893
Mexico City Airport Trust (A)	5.500	07-31-47		6,400,000	5,442,752
Mexico City Airport Trust	5.500	07-31-47		16,160,000	13,742,949
Orbia Advance Corp. SAB de CV	5.875	09-17-44		15,840,000	12,621,212
Petroleos Mexicanos	6.750	09-21-47		48,950,000	41,091,078
Trust 2401 (A)(B)	6.390	01-15-50		5,922,000	5,279,404
Trust 2401 (A)(B)	6.950	01-30-44		6,500,000	6,318,650
Morocco 1.2%					25,211,239
OCP SA	3.750	06-23-31		8,260,000	7,635,365
OCP SA	5.125	06-23-51		12,000,000	9,327,079
OCP SA	6.875	04-25-44		8,290,000	8,248,795
Netherlands 0.8%					17,273,184
Prosus NV (A)	4.027	08-03-50		8,870,000	6,062,267
Prosus NV	4.027	08-03-50		10,160,000	6,943,927
Yinson Bergenia Production BV (A)	8.498	01-31-45		3,981,386	4,266,990
Oman 0.6%					12,134,005
EDO Sukuk, Ltd. (A)(B)	5.662	07-03-31		11,952,000	12,134,005
Panama 0.4%					8,558,796
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,239,919	3,047,143
AES Panama Generation Holdings SRL	4.375	05-31-30		2,703,018	2,542,188
Generadora de Gatun SA (A)	6.874	09-30-44		2,940,000	2,969,465
Peru 3.4%					70,509,995
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,475,625	5,820,206
Atlantica Transmision Sur SA	6.875	04-30-43		3,447,454	3,664,402
Banco de Credito del Peru SA (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35		9,090,000	9,277,436
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,832,515
Consorcio Transmantaro SA (B)	5.200	04-11-38		5,790,000	5,596,052
Intercorp Peru, Ltd. (A)(B)	5.600	07-16-33		10,450,000	10,431,793
Kallpa Generacion SA (A)	5.500	09-11-35		4,630,000	4,559,393
Niagara Energy SAC (A)	5.746	10-03-34		6,005,000	5,996,723
Petroleos del Peru SA	4.750	06-19-32		12,350,000	10,713,625
Petroleos del Peru SA	5.625	06-19-47		13,050,000	9,617,850
Philippines 1.7%					36,231,017
Asian Development Bank	16.250	01-27-27	EGP	931,600,000	18,097,824
Asian Development Bank	17.000	03-09-27	EGP	160,000,000	3,104,164
Asian Development Bank	18.000	03-25-27	EGP	774,400,000	15,029,029
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Poland 0.5%					$10,962,939
ORLEN SA (A)	6.000	01-30-35		10,780,000	10,962,939
Saudi Arabia 3.4%					70,698,045
Avilease Capital, Ltd. (A)	5.500	06-30-31		14,225,000	14,153,356
GACI First Investment Company	5.125	02-14-53		15,640,000	12,832,274
GACI First Investment Company	5.375	01-29-54		15,400,000	13,059,552
GACI First Investment Company	6.250	05-14-56		13,000,000	12,368,374
Green Palm Bidco Sarl (A)	6.462	06-30-46		7,542,000	7,375,814
Greensaif Pipelines Bidco Sarl	6.103	08-23-42		11,000,000	10,908,675
Singapore 0.4%					8,251,254
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39		4,629,600	4,670,521
LLPL Capital Pte, Ltd.	6.875	02-04-39		3,549,360	3,580,733
Togo 0.5%					11,326,065
Banque Ouest Africaine de Developpement (A)	6.250	10-14-40	EUR	3,792,000	4,102,048
Banque Ouest Africaine de Developpement	6.250	10-14-40	EUR	6,678,000	7,224,017
Turkey 1.4%					29,431,656
Turkiye Ihracat Kredi Bankasi AS (A)	6.375	10-03-30		9,740,000	9,510,679
Turkiye Ihracat Kredi Bankasi AS	6.375	10-03-30		10,500,000	10,252,785
Turkiye Varlik Fonu Yonetimi AS	7.750	09-10-35		9,610,000	9,668,192
United Kingdom 1.0%					21,829,978
Biocon Biologics Global PLC (A)	6.670	10-09-29		9,420,000	9,471,727
IHS Holding, Ltd. (A)	6.250	11-29-28		5,800,000	5,766,521
IHS Holding, Ltd.	6.250	11-29-28		6,630,000	6,591,730
United States 1.9%					39,176,092
International Finance Corp.	15.000	03-16-27	NGN	31,880,000,000	23,890,551
Sasol Financing USA LLC	5.500	03-18-31		8,940,000	8,443,186
Sasol Financing USA LLC	8.750	04-10-33		6,500,000	6,842,355
Uruguay 0.4%					9,453,288
MercadoLibre, Inc.	4.900	01-15-33		9,840,000	9,453,288
Uzbekistan 1.2%					24,932,315
National Bank of Uzbekistan	7.200	07-17-30		7,000,000	7,189,896
Navoi Mining & Metallurgical Combinat (A)	6.700	10-17-28		7,308,000	7,464,670
Uzbekneftegaz JSC	8.750	05-07-30		9,590,000	10,277,749
Venezuela 0.9%					18,808,460
Petroleos de Venezuela SA (D)	6.000	11-15-26		47,080,000	18,808,460

9	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.1%		$688,296
(Cost $9,355,345)
Canada 0.0%		311,802
Frontera Energy Corp.	50,749	311,802
Luxembourg 0.1%		376,494
FORESEA Holding SA, Class B (A)(F)	1,602	37,647
FORESEA Holding SA, Class C (A)(F)	14,419	338,847
Mexico 0.0%		0
Unifin Financiera SAB de CV (B)(F)(G)	1,551,287	0

	Par value^	Value
Escrow certificates 0.0%		$681,250
(Cost $18,052,627)
Credito Real SAB de CV (F)	11,760,000	88,200
Credito Real SAB de CV (F)	3,500,000	29,550
Unifin Financiera SAB de CV (F)	11,500,000	563,500

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$69,175,672
(Cost $69,178,592)
U.S. Government Agency 1.3%				28,193,170
Federal Agricultural Mortgage Corp. Discount Note	3.500	09-01-26	28,196,000	28,193,170

	Yield (%)	Shares	Value
Short-term funds 2.0%			40,982,502
John Hancock Collateral Trust (H)	3.6571(I)	4,098,291	40,982,502

Total investments (Cost $2,064,089,817) 97.9%	$2,057,652,648
Other assets and liabilities, net 2.1%	44,574,577
Total net assets 100.0%	$2,102,227,225

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
KZT	Kazakhstan Tenge
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
UYU	Uruguayan Peso
ZAR	South African Rand

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	10

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $622,846,775 or 29.6% of the fund’s net assets as of 8-31-26.
(B)	All or a portion of this security is on loan as of 8-31-26.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing security.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 8-31-26:
Foreign government obligations	48.6%
Energy	11.2%
Financials	10.9%
Materials	6.8%
Utilities	6.2%
Industrials	4.3%
U.S. Government	1.9%
Communication services	1.5%
Real estate	1.5%
Consumer discretionary	1.0%
Health care	0.4%
Information technology	0.3%
Short-term investments and other	5.4%
TOTAL	100.0%
11	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	2,411	Long	Jan 2027	$256,464,829	$254,850,234	$(1,614,595)
						$(1,614,595)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
COP	26,269,100,000	USD	8,252,937	CITI	9/16/2026	—	$(128,745)
EGP	1,865,781,500	USD	35,300,000	CITI	12/16/2026	$1,413,528	—
EUR	36,700,000	USD	42,906,425	JPM	9/16/2026	—	(254,244)
HUF	11,143,556,250	EUR	30,500,000	CITI	9/16/2026	—	(31,634)
KRW	88,996,770,000	USD	58,705,613	MSI	9/16/2026	6,358,412	—
MXN	684,837,643	USD	40,233,683	RBCD	9/17/2026	12,468	—
MXN	722,598,085	USD	42,538,549	SSB	9/17/2026	—	(73,314)
NGN	30,795,988,000	USD	21,800,000	CITI	10/23/2026	706,324	—
THB	1,940,454,000	USD	58,167,086	MSI	9/16/2026	414,801	—
USD	105,900,000	CNY	712,389,300	CITI	11/25/2026	—	(52,084)
USD	8,350,000	COP	26,269,100,000	CITI	9/16/2026	225,808	—
USD	91,565,133	EUR	79,438,000	JPM	9/16/2026	—	(756,502)
USD	59,036,000	KRW	88,996,770,000	RBCD	9/16/2026	—	(6,028,026)
USD	11,300,000	KZT	5,325,125,000	CITI	9/16/2026	—	(214,342)
USD	81,076,792	MXN	1,407,435,728	SSB	9/17/2026	—	(1,634,594)
USD	105,900,000	SGD	133,902,078	MSI	11/25/2026	—	(56,554)
USD	59,151,166	THB	1,940,454,000	CITI	9/16/2026	569,279	—
USD	42,336,820	ZAR	689,827,670	CITI	9/16/2026	—	(454,746)
USD	16,608,401	ZAR	277,048,000	MSI	9/16/2026	—	(577,510)
USD	20,512,617	ZAR	333,870,000	SSB	9/16/2026	—	(198,091)
ZAR	610,918,000	USD	36,567,683	CITI	9/16/2026	1,328,937	—
ZAR	329,500,000	USD	19,980,907	MSI	9/16/2026	458,721	—
						$11,488,278	$(10,460,386)

Derivatives Currency Abbreviations
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	12

SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
SSB	State Street Bank and Trust Company
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $2,066,417,641. Net unrealized depreciation aggregated to $9,351,696, of which $64,252,252 related to gross unrealized appreciation and $73,603,948 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
13	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $2,023,107,225) including $40,074,244 of securities loaned	$2,016,670,146
Affiliated investments, at value (Cost $40,982,592)	40,982,502
Total investments, at value (Cost $2,064,089,817)	2,057,652,648
Unrealized appreciation on forward foreign currency contracts	11,488,278
Cash	44,242,451
Foreign currency, at value (Cost $1,171,032)	1,171,497
Collateral held at broker for futures contracts	5,100,000
Collateral segregated at custodian for OTC derivative contracts	8,437,000
Dividends and interest receivable	36,448,615
Receivable for fund shares sold	1,566,826
Receivable for securities lending income	63,990
Other assets	130,292
Total assets	2,166,301,597
Liabilities
Unrealized depreciation on forward foreign currency contracts	10,460,386
Payable for futures variation margin	244,861
Distributions payable	173,071
Payable for investments purchased	9,531,141
Payable for fund shares repurchased	2,234,584
Payable upon return of securities loaned	41,028,073
Payable to affiliates
Accounting and legal services fees	94,313
Transfer agent fees	36,221
Trustees’ fees	875
Other liabilities and accrued expenses	270,847
Total liabilities	64,074,372
Net assets	$2,102,227,225
Net assets consist of
Paid-in capital	$2,262,855,676
Total distributable earnings (loss)	(160,628,451)
Net assets	$2,102,227,225
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	14

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,574,715 ÷ 315,848 shares)[1]	$8.15
Class C ($213,224 ÷ 26,253 shares)[1]	$8.12
Class I ($387,507,274 ÷ 47,621,778 shares)	$8.14
Class R6 ($5,286,516 ÷ 649,887 shares)	$8.13
Class NAV ($1,706,645,496 ÷ 209,948,703 shares)	$8.13
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Interest	$116,242,442
Dividends	487,095
Securities lending, net	552,105
Less foreign taxes withheld	(399,006)
Total investment income	116,882,636
Expenses
Investment management fees	11,188,019
Distribution and service fees	9,483
Accounting and legal services fees	283,175
Transfer agent fees	297,180
Trustees’ fees	31,907
Custodian fees	373,691
State registration fees	107,485
Printing and postage	43,319
Professional fees	168,605
Other	98,489
Total expenses	12,601,353
Less expense reductions	(151,817)
Net expenses	12,449,536
Net investment income	104,433,100
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,545,346)
Affiliated investments	(14,250)
Futures contracts	1,249,312
Forward foreign currency contracts	(2,138,371)
Swap contracts	(2,322,520)
(10,771,175)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	23,042,817
Affiliated investments	(5,759)
Futures contracts	(2,002,641)
Forward foreign currency contracts	2,322,560
23,356,977
Net realized and unrealized gain	12,585,802
Increase in net assets from operations	$117,018,902
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	16

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25[1]
Increase (decrease) in net assets
From operations
Net investment income	$104,433,100	$73,181,953
Net realized loss	(10,771,175)	(45,449,623)
Change in net unrealized appreciation (depreciation)	23,356,977	64,699,886
Increase in net assets resulting from operations	117,018,902	92,432,216
Distributions to shareholders
From earnings
Class A	(127,473)	(127,583)
Class C	(9,923)	(11,222)
Class I	(14,648,548)	(2,106,379)
Class R2	—	(116)
Class R6	(287,338)	(250,631)
Class NAV	(76,088,272)	(66,889,612)
Total distributions	(91,161,554)	(69,385,543)
From fund share transactions	932,906,641	(24,283,386)
Total increase (decrease)	958,763,989	(1,236,713)
Net assets
Beginning of year	1,143,463,236	1,144,699,949
End of year	$2,102,227,225	$1,143,463,236

[1]	Class R2 shares were fully redeemed on 9-17-24.
17	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$8.00	$7.84	$7.28	$7.24	$9.45
Net investment income[1]	0.49	0.48	0.44	0.38	0.41
Net realized and unrealized gain (loss) on investments	0.09	0.15	0.55	0.06	(2.22)
Total from investment operations	0.58	0.63	0.99	0.44	(1.81)
Less distributions
From net investment income	(0.43)	(0.47)	(0.43)	(0.40)	(0.40)
Net asset value, end of period	$8.15	$8.00	$7.84	$7.28	$7.24
Total return (%)[2,3]	7.36	8.36	14.09	6.37	(19.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.18	1.19	1.20	1.18
Expenses including reductions	1.16	1.18	1.18	1.19	1.17
Net investment income	6.02	6.11	5.82	5.27	4.87
Portfolio turnover (%)	65	34	38	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	18

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.98	$7.82	$7.27	$7.24	$9.44
Net investment income[1]	0.44	0.43	0.39	0.34	0.35
Net realized and unrealized gain (loss) on investments	0.07	0.13	0.54	0.05	(2.21)
Total from investment operations	0.51	0.56	0.93	0.39	(1.86)
Less distributions
From net investment income	(0.37)	(0.40)	(0.38)	(0.36)	(0.34)
Net asset value, end of period	$8.12	$7.98	$7.82	$7.27	$7.24
Total return (%)[2,3]	6.51	7.43	13.19	5.50	(20.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87	1.88	1.89	1.90	1.88
Expenses including reductions	1.86	1.87	1.89	1.89	1.87
Net investment income	5.39	5.51	5.31	4.78	4.17
Portfolio turnover (%)	65	34	38	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
19	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$8.00	$7.84	$7.28	$7.25	$9.46
Net investment income[1]	0.52	0.51	0.47	0.41	0.43
Net realized and unrealized gain (loss) on investments	0.07	0.13	0.54	0.05	(2.22)
Total from investment operations	0.59	0.64	1.01	0.46	(1.79)
Less distributions
From net investment income	(0.45)	(0.48)	(0.45)	(0.43)	(0.42)
Net asset value, end of period	$8.14	$8.00	$7.84	$7.28	$7.25
Total return (%)[2]	7.56	8.63	14.28	6.53	(19.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$388	$42	$28	$31	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.88	0.89	0.90	0.88
Expenses including reductions	0.86	0.87	0.89	0.89	0.87
Net investment income	6.34	6.48	6.28	5.73	5.21
Portfolio turnover (%)	65	34	38	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	20

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.99	$7.83	$7.28	$7.25	$9.44
Net investment income[1]	0.53	0.52	0.48	0.42	0.44
Net realized and unrealized gain (loss) on investments	0.07	0.13	0.53	0.04	(2.20)
Total from investment operations	0.60	0.65	1.01	0.46	(1.76)
Less distributions
From net investment income	(0.46)	(0.49)	(0.46)	(0.43)	(0.43)
Net asset value, end of period	$8.13	$7.99	$7.83	$7.28	$7.25
Total return (%)[2]	7.69	8.59	14.42	6.66	(19.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$3	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.78	0.78	0.79	0.77
Expenses including reductions	0.75	0.77	0.77	0.79	0.76
Net investment income	6.48	6.64	6.45	5.91	5.28
Portfolio turnover (%)	65	34	38	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
21	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.98	$7.83	$7.27	$7.24	$9.44
Net investment income[1]	0.53	0.52	0.48	0.42	0.44
Net realized and unrealized gain (loss) on investments	0.08	0.12	0.54	0.05	(2.21)
Total from investment operations	0.61	0.64	1.02	0.47	(1.77)
Less distributions
From net investment income	(0.46)	(0.49)	(0.46)	(0.44)	(0.43)
Net asset value, end of period	$8.13	$7.98	$7.83	$7.27	$7.24
Total return (%)[2]	7.82	8.62	14.44	6.68	(19.14)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,707	$1,094	$1,112	$882	$911
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76	0.77	0.78	0.79	0.76
Expenses including reductions	0.75	0.76	0.77	0.78	0.75
Net investment income	6.47	6.62	6.45	5.91	5.31
Portfolio turnover (%)	65	34	38	22	9

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	22

Notes to financial statements
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
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Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$41,166,961	—	$41,166,961	—
Foreign government obligations	1,021,304,249	—	1,021,304,249	—
Corporate bonds	924,636,220	—	924,636,220	—
Common stocks	688,296	$311,802	376,494	—
Escrow certificates	681,250	—	681,250	—
Short-term investments	69,175,672	40,982,502	28,193,170	—
Total investments in securities	$2,057,652,648	$41,294,304	$2,016,358,344	—
Derivatives:
Assets
Forward foreign currency contracts	$11,488,278	—	$11,488,278	—
Liabilities
Futures	(1,614,595)	$(1,614,595)	—	—
Forward foreign currency contracts	(10,460,386)	—	(10,460,386)	—
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Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $40,074,244 and received $41,028,073 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
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Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended August 31, 2026 were $8,156.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a long-term capital loss carryforward of $158,901,378 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$91,161,554	$69,385,543
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $7,639,290 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, derivatives, amortization and accretion of debt securities and character of distributions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
27	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2026, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging from $69.4 to $255.2 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging $136.2 to $1,002.2 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).
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Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2026, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging up to $202.0 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of August 31, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(1,614,595)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$11,488,278	(10,460,386)
			$11,488,278	$(12,074,981)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
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 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$1,249,312	—	—	$1,249,312
Currency	—	$(2,138,371)	—	(2,138,371)
Credit	—	—	$(2,322,520)	(2,322,520)
Total	$1,249,312	$(2,138,371)	$(2,322,520)	$(3,211,579)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(2,002,641)	—	$(2,002,641)
Currency	—	$2,322,560	2,322,560
Total	$(2,002,641)	$2,322,560	$319,919
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
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fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to January 1, 2026, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceeded 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expired on December 31, 2025.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$226
Class C	21
Class I	25,135
Class	Expense reduction
Class R6	$472
Class NAV	125,963
Total	$151,817

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.68% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $297 for the year ended August 31, 2026. Of this amount, $48 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $249 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
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redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,316	$2,671
Class C	2,167	238
Class I	—	294,019
Class R6	—	252
Total	$9,483	$297,180
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$45,550,000	2	4.128%	$10,447
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	32

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	709,265	$5,737,684	1,736,681	$13,548,437
Distributions reinvested	13,921	113,745	15,069	118,240
Repurchased	(684,397)	(5,557,585)	(1,707,204)	(13,344,288)
Net increase	38,789	$293,844	44,546	$322,389
Class C shares
Sold	295	$2,400	307	$2,401
Distributions reinvested	1,219	9,923	1,435	11,222
Repurchased	(2,812)	(22,968)	(2,296)	(17,997)
Net decrease	(1,298)	$(10,645)	(554)	$(4,374)
Class I shares
Sold	49,279,761	$401,767,760	6,737,851	$52,699,814
Distributions reinvested	1,573,686	12,847,770	73,462	576,610
Repurchased	(8,514,391)	(69,524,123)	(5,098,509)	(39,978,999)
Net increase	42,339,056	$345,091,407	1,712,804	$13,297,425
Class R2 shares[1]
Repurchased	—	—	(5,087)	$(40,377)
Net decrease	—	—	(5,087)	$(40,377)
Class R6 shares
Sold	221,692	$1,808,821	416,997	$3,265,024
Distributions reinvested	32,670	266,347	29,217	228,807
Repurchased	(222,133)	(1,819,126)	(148,929)	(1,162,559)
Net increase	32,229	$256,042	297,285	$2,331,272
Class NAV shares
Sold	77,725,849	$626,344,044	7,820,925	$60,906,319
Distributions reinvested	9,333,363	76,088,151	8,542,318	66,889,612
Repurchased	(14,118,221)	(115,156,202)	(21,475,029)	(167,985,652)
Net increase (decrease)	72,940,991	$587,275,993	(5,111,786)	$(40,189,721)
Total net increase (decrease)	115,349,767	$932,906,641	(3,062,792)	$(24,283,386)

[1]	Class R2 shares were fully redeemed on 9-17-24.
Affiliates of the fund owned 60% and 100% of shares of Class R6 and Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
33	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,688,655,143 and $792,613,201, respectively, for the year ended August 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $174,112,031 and $181,387,320, respectively, for the year ended August 31, 2026.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 81.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.8%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	7.1%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	6.2%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	6.0%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,098,291	$48,906,056	$406,636,958	$(414,540,503)	$(14,250)	$(5,759)	$552,105	—	$40,982,502

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	34

expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
35	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Emerging Markets Debt Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	36

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
37	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Emerging Markets Debt Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	38

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
39	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2025, and outperformed its benchmark index for the five- and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2025, and outperformed its peer group median for the three-, five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five- and ten-year periods and relative to the peer group median for the three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	40

charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
41	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	42

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes.  The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
43	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK EMERGING MARKETS DEBT FUND	44

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889546	358A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Floating Rate Income Fund
Fixed income
August 31, 2026

John Hancock
Floating Rate Income Fund

2	Fund’s investments
33	Financial statements
37	Financial highlights
43	Notes to financial statements
55	Report of independent registered public accounting firm
56	Tax information
57	Shareholder meeting
58	Evaluation of advisory and subadvisory agreements by the Board of Trustees
65	Other N-CSR Items
1	JOHN HANCOCK FLOATING RATE INCOME FUND |

Fund’s investments
AS OF 8-31-26
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 84.7%					$701,268,724
(Cost $724,885,117)
Communication services 7.6%					62,676,331
Diversified telecommunication services 2.6%
2Degrees Group, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	6.973	05-11-29		2,629,372	2,629,372
Cincinnati Bell, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.250%)	5.936	11-22-28		4,653,856	4,648,039
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.186	09-27-29		2,930,652	2,946,419
Crown Subsea Communications Holding, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	01-30-31		5,032,330	5,059,052
Eircom Finco Sarl, 2026 EUR Term Loan B (1 month EURIBOR + 2.500%)	4.701	05-15-32	EUR	3,000,000	3,477,400
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.482	03-22-29		3,048,740	3,049,685
Entertainment 0.9%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33		4,235,361	4,243,620
Oak-Eagle Acquireco, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.251	08-04-33		1,508,017	1,521,891
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (0.500% PIK) (B)	0.500	06-05-30	EUR	740,155	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 2.000%) (B)	4.324	09-15-26	EUR	774,766	4,500
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	8.482	04-02-29		2,009,652	1,841,343
Interactive media and services 0.6%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.936	05-03-28		1,179,194	1,164,902
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	7.936	12-31-31		2,300,020	2,137,593
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Plusgrade, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.323	03-03-31		1,267,510	$1,245,329
Media 3.2%
Cengage Learning, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	6.721	03-24-31		1,243,944	1,238,284
Charter Communications Operating LLC, 2023 Term Loan B4 (3 month CME Term SOFR + 2.000%)	5.725	12-07-30		2,376,488	2,348,279
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.051	03-23-28		2,420,600	2,284,441
Digital Media Solutions LLC, 2025 Exit Term Loan (3 month CME Term SOFR + 7.500%) (B)	11.232	02-28-30		634,091	634,091
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.082	08-19-28		1,435,528	1,404,420
Knot Worldwide, Inc., 2024 Term Loan B (1 month CME Term SOFR + 6.250%)	9.936	01-31-28		4,825,988	3,410,381
Light & Wonder International, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.659	04-16-29		3,591,198	3,591,198
Numericable US LLC, 2025 USD Term Loan B14 (3 month CME Term SOFR + 6.875%)	10.628	05-31-31		1,372,174	1,390,698
Radiate Holdco LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 4.000%)	7.686	06-26-29		58,426	58,353
Radiate Holdco LLC, 2025 FLFO Term Loan (1 month CME Term SOFR + 3.500% and 1.500% PIK)	8.801	09-25-29		3,044,051	2,677,303
Radiate Holdco LLC, 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.686	06-26-29		58,426	58,353
Speedster Bidco GmbH, 2025 USD Term Loan B1 (3 month CME Term SOFR + 2.750%)	6.482	12-11-31		2,323,778	2,298,356
Tele Columbus AG, 2024 EUR Term Loan B (C)	0.000	01-01-29	EUR	934,981	575,594
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.004	01-31-29		2,436,999	2,290,169
Ziggo Financing Partnership, 2025 Term Loan B (6 month CME Term SOFR + 3.220%)	6.912	01-15-33		2,200,000	2,013,682
3	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.3%
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	09-20-30		2,432,829	$2,433,584
Consumer discretionary 9.8%					81,000,792
Automobile components 0.7%
Tenneco, Inc., 2022 Term Loan A (1 and 3 month CME Term SOFR + 4.750%)	8.583	11-17-28		1,348,775	1,346,779
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	8.833	11-17-28		1,978,929	1,977,940
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	9.732	12-03-29		2,616,008	2,402,359
Broadline retail 0.6%
Peer Holding III BV, 2025 USD Term Loan B4B (3 month CME Term SOFR + 2.500%)	6.232	10-28-30		2,222,411	2,233,167
Wand NewCo 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	01-30-31		2,300,246	2,292,701
Distributors 0.2%
OptiGroup AB, EUR Term Loan B1 (1 month EURIBOR + 5.250%)	7.498	03-16-29	EUR	1,747,497	1,930,344
Diversified consumer services 2.8%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.758	10-16-31		3,161,071	3,165,022
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 4.250%)	8.334	08-31-28		2,385,122	2,199,273
Fugue Finance LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.017	01-09-32		4,654,717	4,648,154
GBT US III LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.810	07-25-31		3,254,396	3,248,961
Inspired Education US Holdings, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.573	02-28-31		894,956	893,462
Learning Care Group US No. 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.774	08-11-28		2,426,737	1,816,583
Lernen US Finco LLC, 2025 USD Term Loan B3 (6 month CME Term SOFR + 3.500%)	7.010	10-27-31		2,401,743	2,342,300
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	5.686	07-18-31		2,836,343	$2,835,805
TEI Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	04-09-31		1,981,830	1,955,828
Hotels, restaurants and leisure 4.0%
Allwyn Entertainment Financing US LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.500%)	6.323	11-24-32		2,930,038	2,905,631
Banijay Gaming SAS, 2026 EUR Term Loan B2 (3 month EURIBOR + 3.000%)	5.475	12-10-31	EUR	1,525,793	1,774,747
Caesars Entertainment, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.936	02-06-31		1,714,267	1,648,559
Entain Holdings Gibraltar, Ltd., 2025 Term Loan B5 (2032) (3 month CME Term SOFR + 2.250%)	5.982	07-31-32		1,441,110	1,437,507
Gaia Purchaser, Inc., Term Loan B (D)	TBD	06-25-33		2,386,126	2,399,560
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	12-16-30		3,192,983	3,202,625
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	04-26-30		2,616,408	2,586,973
MIC Glen LLC, 2025 Add-on Term Loan (1 month CME Term SOFR + 3.250%)	6.936	07-21-28		2,481,278	2,490,781
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.436	09-20-30		3,807,220	3,806,535
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	7.982	08-01-30		1,864,075	1,802,001
Raising Cane’s Restaurants LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	11-03-32		3,219,349	3,192,177
Sabre GLBL, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 6.000%)	9.786	11-15-29		809,555	764,018
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	03-14-31		2,325,153	2,329,873
Tacala Investment Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	01-31-31		2,276,984	2,282,995
5	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	12-21-28		3,042,116	$3,049,204
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan (1 month CME Term SOFR + 2.250%)	5.936	02-13-32		538,462	539,038
Specialty retail 1.1%
Leslie’s Poolmart, Inc., 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	6.776	03-09-28		2,732,273	548,559
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (6 month CME Term SOFR + 3.000%)	6.669	05-04-28		3,511,919	3,507,669
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.536	10-16-28		1,982,529	1,877,098
United Petfood Finance BV, 2025 EUR Term Loan B (6 month EURIBOR + 2.250%)	5.022	02-26-32	EUR	2,969,491	3,434,655
Textiles, apparel and luxury goods 0.0%
WH Borrower LLC, 2026 USD Add-on Term Loan B (D)	TBD	02-20-32		131,471	131,909
Consumer staples 3.1%					25,874,346
Beverages 0.2%
Pegasus Bidco BV, 2026 EUR Term Loan B (3 month EURIBOR + 2.750%)	5.261	07-12-32	EUR	1,325,380	1,543,189
Consumer staples distribution and retail 0.3%
ZF Invest SAS, 2026 EUR Term Loan B (3 month EURIBOR + 3.750%)	6.155	05-06-33	EUR	1,975,485	2,278,126
Food products 1.6%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	6.801	12-08-28		2,976,469	2,991,352
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (6 month EURIBOR + 5.000%)	7.596	07-30-29	EUR	2,941,140	2,917,503
Flora Food Management BV, 2026 EUR Term Loan B16 (6 month EURIBOR + 4.250%)	6.804	10-31-30	EUR	2,020,000	2,232,627
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	6.204	09-30-31		3,739,204	3,720,508
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Froneri US, Inc., 2025 USD Term Loan B6 (6 month CME Term SOFR + 2.500%)	6.454	09-30-32		1,167,857	$1,162,520
Saratoga Food Specialties LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.914	09-30-32		416,881	417,402
Household products 0.6%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	7.732	07-08-31		3,999,185	3,019,385
Lavender US HoldCo 1, Inc., USD Term Loan (3 month CME Term SOFR + 3.250%)	6.982	12-30-32		2,398,295	2,395,897
Personal care products 0.4%
Rainbow UK Bidco, Ltd., EUR Term Loan B (3 month EURIBOR + 3.250%)	5.616	02-23-29	EUR	2,728,709	3,195,837
Energy 1.7%					14,378,239
Oil, gas and consumable fuels 1.7%
ACI Rover Parent LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-09-33		1,018,334	1,017,061
AL GCX Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.901	12-17-32		2,242,787	2,241,194
CD&R Firefly Bidco PLC, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.459	07-03-31	EUR	2,658,008	3,092,101
CD&R Firefly Bidco PLC, 2026 GBP Term Loan B (SONIA + 4.500%)	8.231	07-03-31	GBP	262,554	357,255
Delek US Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	05-17-32		2,322,297	2,330,030
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B (Prime rate + 1.500%)	8.250	04-01-32		2,339,148	2,342,071
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.975	08-16-30		2,996,639	2,998,527
Financials 15.6%					128,885,506
Banks 0.2%
Chrysaor Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.763	10-30-31		1,719,724	1,727,463
7	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets 3.3%
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.686	08-09-30		4,226,195	$4,230,041
Citadel Securities Global Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.661	06-10-33		1,321,359	1,323,632
EP Wealth Advisors LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	10-18-32		651,284	653,453
Focus Financial Partners LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	09-15-31		2,409,953	2,380,383
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.509	02-03-32		4,707,755	4,695,985
Hudson River Trading LLC, 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.159	03-18-30		4,234,712	4,226,794
Insignia Financial, Ltd., USD Term Loan B (3 month CME Term SOFR + 4.500%)	8.164	04-11-33		1,827,285	1,845,558
Nexus Buyer LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 4.000%)	7.686	07-31-31		1,890,476	1,867,431
Nexus Buyer LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	07-31-31		447,733	435,608
Project Aurora US Finco, Inc., USD Term Loan (3 month CME Term SOFR + 2.750%)	6.482	12-06-32		1,441,431	1,445,034
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	07-31-31		2,204,433	2,203,618
Stepstone Group MidCo 2 GmbH, USD Term Loan B (6 month CME Term SOFR + 4.500%)	8.179	12-19-31		2,560,823	2,026,251
Financial services 7.7%
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	11-25-32		4,415,264	4,350,889
Avolon TLB Borrower 1 US LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.402	06-24-30		2,374,377	2,379,173
Cervantes Bidco SL, 2026 EUR Term Loan B (6 month EURIBOR + 3.000%)	5.524	12-03-31	EUR	1,246,757	1,452,804
CFC USA LLC, Term Loan B (3 month CME Term SOFR + 3.500%)	7.234	07-01-32		1,926,576	1,852,730
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Financial services (continued)
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.435	11-05-32		2,407,911	$2,407,525
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	05-19-31		2,396,393	2,393,398
DRW Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	06-26-31		3,384,730	3,290,601
Emma Buyer LLC, 2026 Term Loan (1 month CME Term SOFR + 3.500%)	7.186	07-14-33		1,978,573	1,983,520
Etna US Finco 1 LLC, USD Term Loan B1 (D)	TBD	12-10-31		927,515	891,574
GIP Pilot Acquisition Partners LP, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.723	05-19-33		924,316	926,626
GTCR Everest Borrower LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	09-05-31		2,806,658	2,802,757
IMC Financing LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.188	06-21-32		2,010,988	2,011,833
ION Platform Finance Sarl, EUR Term Loan (3 month EURIBOR + 4.000%)	6.291	10-07-32	EUR	2,097,050	1,862,847
ION Platform Finance US, Inc., USD Term Loan (3 month CME Term SOFR + 3.750%)	7.482	10-07-32		2,251,440	1,711,658
Jump Financial LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	02-26-32		4,255,205	4,255,205
June Purchaser LLC, Term Loan (1 month CME Term SOFR + 2.750%)	6.436	11-28-31		2,517,429	2,524,779
Kestra Advisor Services Holdings A, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	03-22-31		2,670,797	2,656,161
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	12-31-30		2,818,755	2,823,153
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.009	07-03-31		3,053,923	3,000,479
Neon Maple US Debt Mergersub, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	11-17-31		4,263,297	4,161,234
9	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Orion Advisor Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.573	09-24-30	3,262,936	$3,250,341
Osaic Holdings, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	07-30-32	4,870,794	4,861,150
Pioneer AcquisitionCo LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%)	6.228	10-27-32	588,416	587,680
Shift4 Payments LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.000%)	5.732	07-03-32	448,934	449,122
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.186	10-16-31	1,825,561	1,827,076
Tegra118 Wealth Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.000%)	7.823	01-27-33	945,543	947,321
WEX, Inc., 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	03-05-32	1,732,033	1,729,054
Insurance 3.9%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.686	11-06-30	5,264,929	4,457,658
Alliant Holdings Intermediate LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	09-19-31	3,078,390	3,070,540
AmWINS Group, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.732	01-30-32	1,795,443	1,777,507
Asurion LLC, 2021 Second Lien Term Loan B4 (3 month CME Term SOFR + 5.250%)	9.334	01-20-29	238,173	238,385
Asurion LLC, 2026 Term Loan B14 (3 month CME Term SOFR + 3.750%)	7.573	02-23-33	6,064,239	5,803,963
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2 (1 month CME Term SOFR + 2.500%)	6.144	05-27-31	2,875,738	2,839,791
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.186	06-13-31	3,491,851	3,437,727
Cross Financial Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	10-31-31	1,734,881	1,687,172
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.984	06-20-30	2,854,639	2,861,319
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.840	11-01-28		2,924,879	$2,923,446
Ryan LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.186	11-05-32		3,375,326	3,387,983
Mortgage real estate investment trusts 0.5%
Blackstone Mortgage Trust, Inc., 2025 Term Loan B4 (1 month CME Term SOFR + 2.500%)	6.186	05-09-29		941,124	938,771
Blackstone Mortgage Trust, Inc., 2026 Repriced Term Loan (1 month CME Term SOFR + 2.500%)	6.186	12-10-30		1,033,569	1,030,985
KREF Holdings X LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.152	03-05-32		2,034,260	1,978,318
Health care 12.7%					104,925,046
Biotechnology 0.6%
Grifols International Services USA, Inc., 2026 USD Term Loan B (6 month CME Term SOFR + 2.500%)	6.187	04-14-33		2,413,950	2,420,902
National Mentor Holdings, Inc., 2025 1st Lien Term Loan B (1 month CME Term SOFR + 6.000%)	9.686	12-12-30		2,211,379	2,231,922
Health care equipment and supplies 1.6%
Argent Bidco SAS, EUR Term Loan B (3 month EURIBOR + 3.250%)	5.541	04-14-33	EUR	579,276	677,379
Bausch + Lomb Corp., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.750%)	7.436	01-15-31		3,378,811	3,397,395
Hanger, Inc., 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.500%)	7.186	10-23-31		183,231	184,233
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	10-23-31		2,000,349	2,011,291
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33		4,764,449	4,695,222
WS Audiology A/S, 2026 Term Loan B (3 month CME Term SOFR + 3.250%)	7.022	02-28-32		2,158,945	2,135,564
Health care providers and services 6.6%
AHP Health Partners, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	09-20-32		2,615,396	2,618,116
11	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Charlotte Buyer, Inc., 2026 Term Loan B (1 month CME Term SOFR + 4.500%)	8.145	06-30-31		2,191,732	$2,196,597
Colosseum Dental Finance BV, 2026 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.386	03-22-32	EUR	1,193,859	1,382,220
Concentra Health Services, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	07-26-31		784,273	782,964
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	7.801	11-30-28		3,799,050	3,421,044
Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.073	03-30-29		2,080,045	1,913,641
Elsan SAS, 2025 EUR Term Loan B6 (3 month EURIBOR + 3.400%)	5.780	06-16-31	EUR	1,726,330	1,972,633
Ensemble RCM LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.823	02-09-33		3,260,254	3,260,254
Examworks Bidco, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	02-06-33		2,672,766	2,682,335
Gainwell Acquisition Corp., 2026 Refinancing Term Loan (3 month CME Term SOFR + 4.500%)	8.223	08-13-31		3,597,191	3,611,795
HomeVi SASU, 2026 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.459	10-31-31	EUR	1,830,347	2,131,587
Lumexa Imaging, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	12-17-32		930,498	932,824
Mamba Purchaser, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.438	10-14-31		1,465,872	1,466,488
Precision Medicine Group LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.500%)	7.323	08-20-32		1,548,669	1,553,517
Radnet Management, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.764	04-18-31		3,012,388	3,010,701
Ramsay Generale de Sante SA, 2026 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.993	07-22-33	EUR	2,657,473	3,064,407
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	11-19-31		2,889,853	2,883,611
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.720%)	6.406	12-03-31		2,628,053	2,637,909
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Sharp Services LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	09-29-32		2,172,366	$2,184,141
Southern Veterinary Partners LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.188	12-04-31		3,489,619	3,495,377
Syneos Health US, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	09-27-30		3,157,241	3,175,553
Upstream Newco, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.250% and 1.500% PIK)	9.479	05-20-30		4,315,551	4,006,256
Health care technology 0.4%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.456	05-01-31		3,852,916	3,674,719
Life sciences tools and services 0.6%
PAREXEL International Corp., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	12-12-31		4,776,605	4,794,517
Pharmaceuticals 2.9%
Althea Acquisition Bidco Sarl, 2026 EUR 1st Lien Term Loan B (3 month EURIBOR + 3.250%)	5.541	01-20-33	EUR	1,854,212	2,154,728
Amneal Pharmaceuticals LLC, 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	08-01-32		2,310,746	2,318,441
Bausch Health Companies, Inc., 2025 Term Loan B (1 month CME Term SOFR + 6.250%)	9.936	10-08-30		1,558,251	1,548,793
Curium Bidco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	08-04-31		4,763,358	4,751,450
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.436	04-23-31		2,420,780	2,425,815
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.291	11-12-30	EUR	2,812,853	3,286,414
LSCS Holdings, Inc., 2025 Term Loan (3 month CME Term SOFR + 4.500%)	8.232	03-04-32		2,872,182	2,848,860
MEH, Inc., Term Loan (1 month CME Term SOFR + 7.000%)	10.686	07-31-30		1,863,392	1,717,824
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	8.742	07-06-28		1,371,455	1,337,168
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	04-20-29		1,934,882	1,928,439
13	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 13.1%				$108,174,146
Aerospace and defense 1.7%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	10-31-30	2,715,993	2,722,159
Galileo Parent, Inc., 1st Lien Term Loan (6 month CME Term SOFR + 4.500%)	8.118	03-03-33	2,585,040	2,595,820
Mahseer Holdings LLC, Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	03-16-33	521,112	522,806
Signia Aerospace LLC, 2026 Term Loan (3 month CME Term SOFR + 2.500%)	6.196	12-11-31	2,695,358	2,705,466
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.186	02-28-31	4,573,807	4,588,123
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.186	01-19-32	828,005	830,406
Air freight and logistics 0.8%
Apple Bidco LLC, 2025 Term Loan (1 month CME Term SOFR + 2.500%)	6.186	09-23-31	3,711,718	3,725,414
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	03-18-30	512,637	514,303
Stonepeak Nile Parent LLC, 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.657	04-09-32	2,415,566	2,415,566
Building products 1.5%
ACProducts Holdings, Inc., 2026 First Lien First Out Term Loan (3 month CME Term SOFR + 5.500%)	9.232	11-14-31	233,528	237,979
ACProducts Holdings, Inc., 2026 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	9.232	11-14-31	3,092,361	2,615,612
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	05-13-29	739,111	740,649
Cornerstone Building Brands, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.014	04-12-28	455,485	220,910
Cornerstone Building Brands, Inc., 2022 Term Loan (3 month CME Term SOFR + 5.625%)	9.289	08-01-28	1,418,858	666,863
Cornerstone Building Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	8.164	05-15-31	1,773,864	799,498
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.982	12-22-31	3,402,670	3,417,403
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	6.436	03-28-31	2,402,225	$2,372,197
MSOF Beacon LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.264	12-23-32	462,310	463,785
Tiger Acquisition LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	08-23-32	882,845	885,485
Commercial services and supplies 1.6%
AEA International Holdings Luxembourg Sarl, 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.843	07-29-33	2,387,056	2,393,024
Arcwood Environmental, Inc., 2026 Term Loan B (3 month CME Term SOFR + 3.000%)	6.823	04-01-33	905,665	911,326
Cimpress USA, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	428,214	429,019
Core & Main LP, 2026 1st Lien Term Loan B (3 month CME Term SOFR + 1.750%)	5.517	02-09-31	2,188,091	2,188,091
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	3,585,687	3,593,145
Pearls US FinCo LLC, 2022 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.073	02-26-29	514,937	470,781
Win Waste Innovations Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	04-03-29	3,260,460	3,262,775
Construction and engineering 1.0%
Azuria Water Solutions, Inc., 2026 Delayed Draw Term Loan (1 month CME Term SOFR + 2.750%)	6.482	04-25-33	47,397	47,148
Azuria Water Solutions, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	04-25-33	2,212,471	2,200,855
Construction Partners, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	11-03-31	58,478	58,668
DG Investment Intermediate Holdings 2, Inc., 2025 Term Loan (1 month CME Term SOFR + 3.000%)	6.686	07-09-32	468,622	469,794
Legence Holdings LLC, 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	12-16-31	2,343,780	2,343,287
15	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 1.000% and 7.000% PIK) (B)	11.851	10-01-29		850,313	$773,012
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 7.000%) (B)	10.751	10-01-29		3,534,756	2,474,329
Electrical equipment 0.6%
Hobbs & Associates LLC, Term Loan B (6 month CME Term SOFR + 2.750%)	6.622	07-23-31		2,265,468	2,259,238
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	7.584	03-02-28		2,674,544	2,667,857
Skyshield Group Midco, Ltd., EUR Term Loan B (3 month EURIBOR + 3.000%)	5.614	06-30-33	EUR	151,159	176,520
Machinery 2.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan (6 month CME Term SOFR + 2.750%)	6.596	06-23-30		4,847,577	4,867,791
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.250%)	6.025	07-01-31		1,442,358	1,447,521
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	07-01-31		2,549,197	2,558,323
Columbus McKinnon Corp., 2026 Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	02-03-33		1,003,676	1,007,019
ESCO Technologies, Inc., Term Loan B (D)	TBD	05-27-33		302,248	301,870
Madison IAQ LLC, 2026 Term Loan B (6 month CME Term SOFR + 1.750%)	5.470	05-06-32		2,190,000	2,186,233
Pro Mach Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	10-15-32		1,541,449	1,547,183
TK Elevator US Newco, Inc., 2025 USD Term Loan B (6 month CME Term SOFR + 2.750%)	6.704	04-30-30		2,817,290	2,830,362
Passenger airlines 0.5%
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.427	08-27-29		1,461,091	1,257,152
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	02-14-31		2,940,384	2,833,266
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 2.5%
Amentum Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	09-29-31	1,701,753	$1,698,775
CACI International, Inc., 2026 Incremental Term Loan B2 (1 month CME Term SOFR + 1.750%)	5.436	03-09-33	616,474	614,933
Citrin Cooperman Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	04-01-32	2,441,550	2,404,927
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.823	02-04-33	2,954,895	2,848,785
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	06-02-31	2,190,462	2,085,430
Heron Bidco LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	12-10-32	1,690,743	1,698,351
HireRight Holdings Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	09-27-30	2,267,980	2,226,408
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.686	05-09-31	2,640,501	2,640,607
TTF Lower Intermediate LLC, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	7.514	07-18-31	3,030,736	2,375,339
XPLOR T1 LLC, 2025 Term Loan (3 month CME Term SOFR + 3.250%)	6.907	12-01-32	1,985,050	1,890,761
Trading companies and distributors 0.4%
Herc Holdings, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.389	06-02-32	604,136	604,988
QXO Building Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	07-01-33	2,191,872	2,188,913
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	2,667,826	2,676,310
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	1,014,756	1,017,983
Modern Aviation Fbo Holdings LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	06-30-33	603,340	605,603
17	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 12.4%					$102,946,163
Communications equipment 0.6%
Venga Finance Sarl, 2026 USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.264	06-29-32		4,803,321	4,812,351
Electronic equipment, instruments and components 0.1%
Belden, Inc., Term Loan (1 month CME Term SOFR + 2.250%)	5.936	07-01-33		562,128	564,000
IT services 1.7%
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.150	11-17-31		137,944	139,066
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	7.379	11-06-28		3,421,732	2,351,209
Everest Subbidco SAS, Term Loan B2 (D)	TBD	12-10-31		449,035	431,635
Paysafe Holdings US Corp., 2026 USD Term Loan B (1 month CME Term SOFR + 5.000%)	8.639	06-28-30		1,414,309	1,324,146
Starlight Parent LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.670	04-16-32		2,697,067	2,264,188
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	04-16-31		2,386,561	2,000,248
Team.blue Finco Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	07-12-32		1,435,266	1,397,590
Total Webhosting Solutions BV, 2025 EUR Term Loan (1 month EURIBOR + 4.000%)	6.283	11-04-31	EUR	2,514,863	2,693,289
Trio Bidco LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.000%)	7.732	10-29-32		1,684,967	1,681,817
Semiconductors and semiconductor equipment 0.3%
Qnity Electronics, Inc., 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.514	11-01-32		2,721,678	2,717,133
Software 9.7%
Access CIG LLC, 2025 Term Loan (3 month CME Term SOFR + 4.000%)	7.823	08-19-30		4,120,305	3,655,287
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 2.250%)	5.982	02-24-31		1,795,466	1,766,290
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	6.685	12-11-28		2,308,312	2,305,104
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
BEP Intermediate Holdco LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	04-25-31		1,224,288	$1,227,348
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 2.750%)	6.514	07-30-31		3,356,101	3,176,046
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.000%)	5.686	01-23-32		1,002,050	1,000,045
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 2.750%)	5.209	01-31-30	EUR	677,389	771,714
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	07-06-29		2,760,764	1,384,993
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	5.209	07-10-28	EUR	2,649,616	3,050,731
Clover Holdings 2 LLC, Term Loan B (1 month CME Term SOFR + 3.750%)	7.389	12-09-31		3,253,284	3,201,785
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.551	10-16-28		1,717,814	1,079,148
Darktrace Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	6.988	10-09-31		1,510,746	1,422,941
Dodge Construction Network LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	8.623	02-28-29		1,166,325	914,107
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.123	01-31-29		1,211,159	1,214,187
ECI Macola/Max Holding LLC, 2025 Term Loan (3 month CME Term SOFR + 2.750%)	6.482	05-09-30		2,407,432	2,351,965
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	10-09-29		2,435,008	2,379,709
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.750%)	6.436	05-30-31		4,283,160	4,186,317
Finastra USA, Inc., 2025 USD Term Loan (6 month CME Term SOFR + 4.000%)	7.746	09-15-32		964,155	932,020
Gen Digital, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	09-12-29		1,919,610	1,910,012
19	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Icon Parent, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 2.750%)	6.446	11-13-31	2,746,404	$2,629,187
Imagine Learning LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.186	12-21-29	1,385,383	1,261,391
Marcel Bidco LLC, 2025 USD Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.640	11-12-30	1,952,529	1,933,004
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	03-01-29	2,523,492	2,382,252
Mitchell International, Inc., 2026 Add-on Term Loan (1 month CME Term SOFR + 3.000%)	6.686	06-17-31	4,491,364	4,438,411
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.073	07-01-31	3,053,191	2,931,063
OverDrive, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	12-16-30	1,923,382	1,934,211
Peraton Corp., Term Loan B (3 month CME Term SOFR + 3.750%)	7.673	02-01-28	4,647,873	4,412,272
Ping Identity Holding Corp., 2025 Term Loan (1 month CME Term SOFR + 2.750%)	6.389	11-15-32	1,507,816	1,488,968
PointClickCare Technologies, Inc., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.573	11-03-31	624,516	621,006
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.982	10-26-30	3,341,422	2,407,494
Project Boost Purchaser LLC, 2025 Refinancing Term Loan (3 month CME Term SOFR + 2.750%)	6.482	07-16-31	1,760,644	1,735,890
Project Ruby Ultimate Parent Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.551	03-10-28	3,900,648	3,903,690
Proofpoint, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	6.749	08-31-28	3,181,136	3,174,774
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	06-28-30	402,193	350,109
Red Planet Borrower LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	7.436	09-08-32	1,869,439	1,875,758
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.073	02-10-31	2,366,149	2,298,666
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	20

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
VS Buyer LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.073	04-12-31		2,919,996	$2,861,596
Materials 7.5%					62,527,686
Chemicals 2.7%
ASP Unifrax Holdings, Inc., 2024 Term Loan (C)	0.000	09-28-29		5,432,208	2,172,883
ASP Unifrax Holdings, Inc., 2026 DIP Term Loan (3 month CME Term SOFR + 8.375%)	12.186	11-27-26		688,356	687,929
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.000%)	5.823	06-12-31		166,902	166,954
Hyperion Refinance Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	02-15-31		1,608,301	1,521,855
INEOS U.S. Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	02-18-30		997,462	940,607
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.250%)	7.935	10-07-31		296,250	234,038
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.551	02-18-28		3,704,780	2,224,017
Nouryon Finance BV, 2026 USD Term Loan B (1 and 3 month CME Term SOFR + 3.500%)	7.162	07-08-31		1,948,430	1,955,133
Olympus Water US Holding Corp., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	6.732	06-20-31		1,434,696	1,434,338
Root Bidco Sarl, 2025 EUR Term Loan (3 month EURIBOR + 5.000%)	7.431	09-27-30	EUR	2,127,637	2,308,666
Secure Acquisition, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	7.436	12-16-28		1,330,681	1,331,786
Solstice Advanced Materials, Inc., Term Loan B (3 month CME Term SOFR + 1.750%)	5.573	10-29-32		744,379	743,761
Usalco LLC, 2025 Term Loan (3 month CME Term SOFR + 3.500%)	7.264	09-30-31		1,439,438	1,446,030
Vibrantz Technologies, Inc., 2026 1st Out Term Loan A (3 month CME Term SOFR + 6.250%)	9.978	04-30-30		1,372,560	1,365,011
Vibrantz Technologies, Inc., 2026 2nd Out Term Loan B1 (3 month CME Term SOFR + 4.250%)	8.128	04-30-30		1,222,332	712,009
21	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Vibrantz Technologies, Inc., 2026 2nd Out Term Loan B2 (3 month CME Term SOFR + 5.500%)	9.228	04-30-30	71,421	$40,710
Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	08-01-30	2,896,143	2,904,948
Construction materials 1.1%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	01-31-31	1,586,585	1,591,091
Quikrete Holdings, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	5.936	03-19-29	2,542,505	2,547,692
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	02-10-32	755,916	756,626
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.936	04-14-31	1,620,288	1,622,232
White Cap Supply Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	10-19-29	901,233	900,783
White Cap Supply Holdings LLC, 2026 Incremental Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	02-10-33	2,022,956	2,021,337
Containers and packaging 3.7%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-11-31	3,432,340	3,335,102
Balcan Innovations, Inc., Term Loan B (1 and 3 month CME Term SOFR + 4.750%)	8.572	10-20-31	2,638,956	2,091,373
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%)	6.983	06-07-31	1,775,528	1,767,769
Charter Next Generation, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.147	11-29-30	2,244,063	2,249,673
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	6.861	04-13-29	1,864,789	1,861,171
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	7.911	05-05-29	1,285,028	1,259,868
Graham Packaging Company, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	01-26-33	732,173	733,828
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	22

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	09-30-32		2,875,550	$2,853,983
Plastipak Packaging, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	09-24-32		1,922,472	1,925,952
Proampac PG Borrower LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 4.000%)	7.806	03-07-33		3,945,861	3,930,353
Technimark Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 3.250%)	6.936	04-14-31		2,462,546	2,376,874
Trident TPI Holdings, Inc., 2024 Term Loan B7 (3 month CME Term SOFR + 3.750%)	7.482	09-15-28		1,510,410	1,476,849
Trivium Packaging Finance BV, 2026 EUR Term Loan (3 month EURIBOR + 3.250%)	5.709	05-28-30	EUR	2,269,310	2,639,210
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	8.909	10-04-28		337,174	338,650
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 3.750%)	7.523	10-04-28		2,515,713	2,056,595
Utilities 1.2%					9,880,469
Independent power and renewable electricity producers 0.9%
Alpha Generation LLC, 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	06-10-33		974,499	969,870
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	09-30-31		1,682,677	1,676,922
Bayonne Energy Center LLC, Term Loan B (3 month CME Term SOFR + 3.000%)	6.732	10-01-32		1,018,103	1,024,466
Jackson Generation LLC, Term Loan B (3 month CME Term SOFR + 2.500%)	6.253	07-08-33		1,070,477	1,069,139
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 1.750%)	5.479	11-25-32		1,663,209	1,656,273
Talen Energy Supply LLC, 2024-1 Incremental Term Loan (3 month CME Term SOFR + 1.750%)	5.479	12-15-31		850,558	846,986
Talen Energy Supply LLC, 2025 Term Loan B (3 month CME Term SOFR + 1.500%)	5.323	11-26-32		352,360	349,442
23	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Multi-utilities 0.3%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%)	5.706	01-27-31		2,287,737	$2,287,371
Corporate bonds 5.2%					$43,192,809
(Cost $53,117,568)
Communication services 0.5%					4,306,501
Media 0.5%
Tele Columbus AG (0.000% Cash and 10.000% PIK) (C)	10.000	01-01-29	EUR	2,037,262	1,287,390
United Group BV (3 month EURIBOR + 3.250%) (E)(F)	5.843	01-31-33	EUR	2,628,000	3,019,111
Consumer discretionary 1.3%					10,965,982
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		697,000	699,437
Diversified consumer services 0.3%
Multiversity SpA (3 month EURIBOR + 4.250%) (E)(F)	6.843	05-17-31	EUR	1,049,000	1,165,189
Multiversity SpA (E)	7.125	05-17-31	EUR	961,000	1,068,590
Hotels, restaurants and leisure 0.4%
Boyd Gaming Corp. (E)	4.750	06-15-31		1,202,000	1,153,929
Hilton Domestic Operating Company, Inc. (E)	5.500	03-31-34		1,167,000	1,148,824
Sabre GLBL, Inc. (E)	11.125	07-15-30		874,000	859,798
Wyndham Hotels & Resorts, Inc. (E)	5.625	03-01-33		426,000	417,459
Specialty retail 0.5%
Global Auto Holdings, Ltd. (E)	8.750	01-15-32		2,733,000	2,679,581
Global Auto Holdings, Ltd. (E)	11.500	08-15-29		231,000	244,502
Group 1 Automotive, Inc. (E)	4.000	08-15-28		372,000	362,894
Lithia Motors, Inc. (E)	3.875	06-01-29		1,214,000	1,165,779
Consumer staples 0.5%					3,814,302
Food products 0.5%
Irca SpA (3 month EURIBOR + 3.750%) (E)(F)	6.343	12-15-29	EUR	418,000	488,348
Nexture SpA (3 month EURIBOR + 3.125%) (E)(F)	5.718	07-30-32	EUR	1,377,000	1,604,664
Post Holdings, Inc. (E)	6.250	02-15-32		1,707,000	1,721,290
Financials 0.1%					1,195,560
Financial services 0.0%
Midcap Financial Issuer Trust (E)	5.625	01-15-30		439,000	430,861
Mortgage real estate investment trusts 0.1%
Blackstone Mortgage Trust, Inc. (E)	7.750	12-01-29		738,000	764,699
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value
Health care 1.3%					$10,852,225
Biotechnology 0.4%
National Mentor Holdings, Inc. (E)	10.500	12-15-30		3,471,000	3,694,890
Health care providers and services 0.7%
Cidron Atrium SE (3 month EURIBOR + 3.625%) (E)(F)	6.218	02-15-33	EUR	1,051,000	1,214,785
US Acute Care Solutions LLC (E)	9.750	05-15-29		4,332,000	4,246,382
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC (E)	6.875	08-01-32		435,000	451,215
Bausch Health Companies, Inc. (E)	10.000	04-15-32		374,000	389,328
Cheplapharm Arzneimittel GmbH (E)	6.750	02-15-32	EUR	738,000	855,625
Industrials 0.2%					1,962,217
Air freight and logistics 0.2%
Rand Parent LLC (E)	8.500	02-15-30		1,590,000	1,639,877
Commercial services and supplies 0.0%
GFL Environmental Holdings US, Inc. (E)	5.500	02-01-34		344,000	322,340
Information technology 0.4%					2,912,978
Software 0.4%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(F)	6.093	07-31-31	EUR	2,514,000	2,912,978
Materials 0.5%					4,485,603
Chemicals 0.0%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (C)(E)	7.100	09-30-29		2,941,081	7,353
INEOS Quattro Finance 2 PLC (E)	9.625	03-15-29		345,000	300,047
Construction materials 0.3%
JH North America Holdings, Inc. (E)	5.875	01-31-31		528,000	531,375
Standard Building Solutions, Inc. (E)	6.250	08-01-33		1,151,000	1,142,475
Standard Industries, Inc. (E)	3.375	01-15-31		1,274,000	1,149,334
Containers and packaging 0.2%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	7.593	04-15-29	EUR	3,269,000	1,051,917
Trivium Packaging Finance BV (E)	8.250	07-15-30		250,000	264,757
Metals and mining 0.0%
Midwest Vanadium Proprietary, Ltd. (C)(E)	11.500	02-15-18		5,663,972	38,345
Real estate 0.1%					384,323
Hotel and resort REITs 0.1%
RHP Hotel Properties LP (E)	5.750	03-15-34		390,000	384,323
25	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.3%				$2,313,118
Electric utilities 0.1%
NRG Energy, Inc. (E)	3.625	02-15-31	1,253,000	1,153,331
Independent power and renewable electricity producers 0.2%

Vistra Operations Company LLC (E)	4.375	05-01-29	1,186,000	1,159,787
Asset-backed securities 6.0%				$49,644,698
(Cost $49,889,600)
Asset-backed securities 6.0%				49,644,698
37 Capital CLO 3, Ltd. Series 2023-1A, Class D1R (3 month CME Term SOFR + 3.900%) (E)(F)	7.653	07-15-38	650,000	656,440
AGL CLO 1, Ltd. Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.900%) (E)(F)	6.629	10-20-34	250,000	238,327
AGL CLO 16, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 2.400%) (E)(F)	6.129	01-20-35	350,000	333,922
AGL CLO 6, Ltd. Series 2020-6A, Class D1R2 (3 month CME Term SOFR + 3.300%) (E)(F)	7.029	04-20-38	250,000	242,553
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(F)	7.234	07-21-37	350,000	350,086
AMMC CLO, Ltd. Series 2025-33A, Class D1 (3 month CME Term SOFR + 2.900%) (E)(F)	6.629	01-20-39	300,000	300,650
Anchorage Capital CLO 17, Ltd. Series 2021-17A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	6.803	02-15-38	100,000	98,700
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	7.122	07-26-31	1,250,000	1,255,880
Atlas Senior Loan Fund XVIII, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	7.661	01-18-35	450,000	437,409
Barings CLO, Ltd. Series 2020-1A, Class D1R2 (3 month CME Term SOFR + 2.750%) (E)(F)	6.503	01-15-38	550,000	543,400
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.503	07-15-36	250,000	248,237
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Benefit Street Partners CLO 50, Ltd. Series 2026-50A, Class D1 (3 month CME Term SOFR + 2.650%) (E)(F)	6.251	07-15-39	250,000	$251,286
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR (3 month CME Term SOFR + 2.862%) (E)(F)	6.591	04-20-31	550,000	548,886
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	7.155	07-30-30	250,000	249,880
Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%) (E)(F)	7.152	08-15-31	250,000	251,169
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	6.855	01-30-31	750,000	751,686
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (E)(F)	6.229	07-20-32	450,000	450,321
CBAMR, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	7.903	07-15-37	1,100,000	1,101,984
Cedar Funding VII CLO, Ltd. Series 2018-7A, Class D2R2 (3 month CME Term SOFR + 4.000%) (E)(F)	7.729	10-20-38	1,050,000	1,030,103
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.491	10-20-31	250,000	250,890
Fortress Credit BSL IX, Ltd. Series 2020-1A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.329	10-20-33	1,400,000	1,400,150
Golub Capital Partners CLO 60B, Ltd. Series 2022-60A, Class DR2 (3 month CME Term SOFR + 2.750%) (E)(F)	6.560	10-25-34	250,000	249,461
Green Lakes Park CLO LLC Series 2025-1A, Class D1RR (3 month CME Term SOFR + 2.500%) (E)(F)	6.310	01-25-38	650,000	630,947
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	7.605	01-30-35	3,150,000	3,042,828
Hayfin US XIV, Ltd. Series 2021-14A, Class D1R (3 month CME Term SOFR + 3.050%) (E)(F)	6.779	03-20-38	3,000,000	3,003,372
27	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Jamestown CLO IX, Ltd. Series 2016-9A, Class CR3 (3 month CME Term SOFR + 3.250%) (E)(F)	7.060	07-25-34	3,450,000	$3,411,098
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	6.860	07-25-34	3,100,000	3,048,711
KKR CLO 50, Ltd. Series 2024-50A, Class D1R (3 month CME Term SOFR + 3.400%) (E)(F)	7.129	04-20-39	250,000	251,266
Madison Park Funding XLVI, Ltd. Series 2020-46A, Class DRR (3 month CME Term SOFR + 2.750%) (E)(F)	6.503	10-15-34	250,000	240,946
Madison Park Funding XXXI, Ltd. Series 2018-31A, Class D1R (3 month CME Term SOFR + 3.300%) (E)(F)	7.052	07-23-37	350,000	339,164
Neuberger Berman Loan Advisers CLO, Ltd. Series 2022-47A, Class DR (3 month CME Term SOFR + 2.800%) (E)(F)	6.541	04-16-35	300,000	298,390
Northwoods Capital XV, Ltd.
Series 2017-15A, Class D1R3 (3 month CME Term SOFR + 3.000%) (E)(F)	6.729	03-20-38	550,000	550,388
Series 2017-15A, Class D2R3 (3 month CME Term SOFR + 4.000%) (E)(F)	7.729	03-20-38	2,200,000	2,203,183
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	6.845	04-22-31	1,350,000	1,359,940
Octagon 62, Ltd. Series 2022-1A, Class D2R (3 month CME Term SOFR + 4.150%) (E)(F)	7.902	01-23-38	250,000	245,455
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (E)(F)	6.453	01-15-38	1,000,000	994,999
Parallel, Ltd. Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	7.391	07-20-34	1,350,000	1,351,405
PPM CLO 8, Ltd. Series 2025-8A, Class D1 (3 month CME Term SOFR + 3.000%) (E)(F)	6.729	04-20-38	100,000	100,036
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
RAD CLO 28, Ltd. Series 2024-28A, Class D1 (3 month CME Term SOFR + 2.800%) (E)(F)	6.529	04-20-38	250,000	$250,080
Regatta VII Funding, Ltd. Series 2016-1A, Class DR3 (3 month CME Term SOFR + 2.650%) (E)(F)	6.327	06-20-34	200,000	200,186
Regatta XXVII Funding, Ltd. Series 2024-1A, Class D2R (3 month CME Term SOFR + 4.900%) (E)(F)	8.533	07-26-39	300,000	299,611
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (E)(F)	6.995	05-20-31	600,000	603,184
Romark CLO V, Ltd. Series 2021-5A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.503	01-15-35	1,850,000	1,785,685
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	6.579	01-20-35	850,000	842,758
Sculptor CLO XXXVIII, Ltd. Series 38A, Class D1 (3 month CME Term SOFR + 2.800%) (E)(F)	6.557	07-20-39	750,000	750,456
Shackleton CLO, Ltd. Series 2019-14A, Class DRR (3 month CME Term SOFR + 3.000%) (E)(F)	6.729	07-20-34	2,950,000	2,950,242
Silver Point CLO 5, Ltd. Series 2024-5A, Class D2 (3 month CME Term SOFR + 4.350%) (E)(F)	8.079	10-20-37	250,000	242,606
Sound Point CLO V-R, Ltd. Series 2014-1RA, Class D (3 month CME Term SOFR + 3.362%) (E)(F)	7.091	07-18-31	250,000	249,857
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	7.722	01-25-32	1,550,000	1,542,196
TCW CLO, Ltd.
Series 2020-1A, Class DR3 (3 month CME Term SOFR + 3.400%) (E)(F)	7.129	04-20-34	150,000	146,969
Series 2024-1A, Class DR (3 month CME Term SOFR + 4.500%) (E)(F)	8.293	04-16-39	300,000	300,067
THL Credit Wind River CLO, Ltd.
Series 2019-3A, Class D1R3 (3 month CME Term SOFR + 2.600%) (E)(F)	6.353	01-15-38	250,000	248,997
29	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2019-3A, Class D2R3 (3 month CME Term SOFR + 3.250%) (E)(F)	7.003	01-15-38	1,550,000	$1,506,828
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.353	01-15-35	1,400,000	1,376,796
Venture CLO, Ltd. Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(F)	7.589	10-20-37	1,250,000	1,251,143
Vibrant CLO, Ltd. Series 2021-12A, Class C1RR (3 month CME Term SOFR + 3.150%) (E)(F)	6.879	04-20-34	250,000	250,021
Wellfleet CLO, Ltd.
Series 2020-1A, Class CRR (3 month CME Term SOFR + 3.100%) (E)(F)	6.853	04-15-33	400,000	400,179
Series 2021-2A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	7.503	07-15-34	2,200,000	2,133,289

	Shares	Value
Common stocks 1.2%		$9,738,619
(Cost $11,114,235)
Communication services 0.1%		774,929
Media 0.1%
Altice France Lux 3 (G)	8,232	152,713
DMS Topco LLC (B)(G)	12,699	574,249
New Insight Holdings, Inc. (G)	47,967	47,967
Consumer discretionary 0.0%		2,131
Hotels, restaurants and leisure 0.0%
WS Purchaser LLC (B)(G)	19,025	2,131
Health care 0.6%		5,148,400
Health care providers and services 0.3%
GenesisCare Cayman Holdings (B)(G)	24,857	2,841,155
GenesisCare USA Holdings, Inc. (B)(G)	24,857	59,905
Pharmaceuticals 0.3%
Keenova Therpeutics, Inc. (G)	22,096	2,123,050
Par Health, Inc. (G)	22,096	124,290
Industrials 0.5%		3,813,159
Construction and engineering 0.5%

Range Red Operating, Inc., Class A1 (B)(G)	2,247	3,813,159
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	30

	Shares	Value

Exchange-traded funds 1.7%		$14,318,044
(Cost $14,234,515)
Invesco Senior Loan ETF	696,065	14,318,044
Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (B)(G)	6,919	0
GenesisCare Cayman Holdings (B)(G)(H)	1,363	0
New Insight Holdings, Inc. (B)(G)(H)	3,597	0

	Yield (%)	Shares	Value
Short-term investments 2.8%			$23,012,686
(Cost $23,012,686)
Short-term funds 2.8%			23,012,686
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(I)	23,012,686	23,012,686

Total investments (Cost $876,253,721) 101.6%			$841,175,580
Other assets and liabilities, net (1.6%)			(13,028,150)
Total net assets 100.0%			$828,147,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	Non-income producing - Issuer is in default.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,498,200 or 10.9% of the fund’s net assets as of 8-31-26.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Strike price and/or expiration date not available.
(I)	The rate shown is the annualized seven-day yield as of 8-31-26.
31	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

At 8-31-26, the aggregate cost of investments for federal income tax purposes was $877,149,556. Net unrealized depreciation aggregated to $35,973,976, of which $8,408,306 related to gross unrealized appreciation and $44,382,282 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 8-31-26:
United States	76.6%
Cayman Islands	5.9%
Luxembourg	4.3%
Canada	2.9%
France	2.3%
Netherlands	2.2%
United Kingdom	1.2%
Italy	1.0%
Germany	1.0%
Other countries	2.6%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	32

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $876,253,721)	$841,175,580
Cash	1,798,713
Foreign currency, at value (Cost $5,015,698)	5,016,867
Collateral segregated at custodian for OTC derivative contracts	1,085,660
Interest receivable	5,049,664
Receivable for fund shares sold	288,871
Receivable for investments sold	4,595,304
Receivable from affiliates	28,411
Other assets	74,372
Total assets	859,113,442
Liabilities
Distributions payable	150,929
Payable for collateral on OTC derivatives	19,153
Payable for investments purchased	6,264,191
Payable for fund shares repurchased	24,166,335
Payable to affiliates
Accounting and legal services fees	39,115
Transfer agent fees	22,665
Trustees’ fees	363
Other liabilities and accrued expenses	303,261
Total liabilities	30,966,012
Net assets	$828,147,430
Commitments and contingencies (See Note 2)
Net assets consist of
Paid-in capital	$1,412,080,464
Total distributable earnings (loss)	(583,933,034)
Net assets	$828,147,430
33	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($93,278,268 ÷ 12,705,383 shares)[1]	$7.34
Class C ($6,597,097 ÷ 894,974 shares)[1]	$7.37
Class I ($139,980,453 ÷ 19,087,160 shares)	$7.33
Class R6 ($33,120,578 ÷ 4,510,267 shares)	$7.34
Class 1 ($14,811,629 ÷ 2,019,929 shares)	$7.33
Class NAV ($540,359,405 ÷ 73,594,891 shares)	$7.34
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.53

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	34

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Interest	$64,883,297
Dividends	2,470,306
Securities lending, net	189,268
Other income	44
Total investment income	67,542,915
Expenses
Investment management fees	6,236,533
Distribution and service fees	345,575
Line of credit fees	308,025
Accounting and legal services fees	160,340
Transfer agent fees	307,865
Trustees’ fees	21,619
Custodian fees	121,275
State registration fees	82,136
Printing and postage	87,725
Professional fees	239,720
Other	41,878
Total expenses	7,952,691
Less expense reductions	(1,082,100)
Net expenses	6,870,591
Net investment income	60,672,324
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,366,289)
Affiliated investments	(4,883)
Forward foreign currency contracts	353,055
(10,018,117)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(23,236,482)
Affiliated investments	(243)
Forward foreign currency contracts	2,391,164
(20,845,561)
Net realized and unrealized loss	(30,863,678)
Increase in net assets from operations	$29,808,646
35	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$60,672,324	$80,200,857
Net realized loss	(10,018,117)	(28,028,399)
Change in net unrealized appreciation (depreciation)	(20,845,561)	10,713,727
Increase in net assets resulting from operations	29,808,646	62,886,185
Distributions to shareholders
From earnings
Class A	(6,286,965)	(8,278,545)
Class C	(438,723)	(710,066)
Class I	(10,648,640)	(17,732,756)
Class R6	(4,115,731)	(4,689,590)
Class 1	(980,102)	(1,173,837)
Class NAV	(36,236,603)	(43,701,721)
Total distributions	(58,706,764)	(76,286,515)
From fund share transactions	(133,322,580)	(93,406,310)
Total decrease	(162,220,698)	(106,806,640)
Net assets
Beginning of year	990,368,128	1,097,174,768
End of year	$828,147,430	$990,368,128
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	36

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.57	$7.65	$7.67	$7.75	$8.30
Net investment income[1]	0.47	0.56	0.70	0.63	0.34
Net realized and unrealized gain (loss) on investments	(0.24)	(0.10)	(0.05)	(0.02)	(0.51)
Total from investment operations	0.23	0.46	0.65	0.61	(0.17)
Less distributions
From net investment income	(0.46)	(0.54)	(0.67)	(0.69)	(0.38)
Net asset value, end of period	$7.34	$7.57	$7.65	$7.67	$7.75
Total return (%)[2,3]	2.82	6.43	8.89	8.52	(2.05)
Ratios and supplemental data
Net assets, end of period (in millions)	$93	$114	$122	$132	$148
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.14	1.15	1.16[4]	1.10
Expenses including reductions	1.02	1.00	1.00	1.02[4]	1.01
Net investment income	6.35	7.42	9.08	8.31	4.18
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
37	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.60	$7.68	$7.70	$7.78	$8.33
Net investment income[1]	0.42	0.51	0.64	0.57	0.27
Net realized and unrealized gain (loss) on investments	(0.25)	(0.11)	(0.04)	(0.01)	(0.50)
Total from investment operations	0.17	0.40	0.60	0.56	(0.23)
Less distributions
From net investment income	(0.40)	(0.48)	(0.62)	(0.64)	(0.32)
Net asset value, end of period	$7.37	$7.60	$7.68	$7.70	$7.78
Total return (%)[2,3]	2.06	5.65	8.08	7.71	(2.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$10	$12	$13	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	1.89	1.90	1.91[4]	1.85
Expenses including reductions	1.77	1.75	1.75	1.77[4]	1.76
Net investment income	5.61	6.66	8.33	7.51	3.37
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	38

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.56	$7.64	$7.66	$7.74	$8.29
Net investment income[1]	0.49	0.58	0.71	0.64	0.35
Net realized and unrealized gain (loss) on investments	(0.25)	(0.11)	(0.04)	(0.01)	(0.50)
Total from investment operations	0.24	0.47	0.67	0.63	(0.15)
Less distributions
From net investment income	(0.47)	(0.55)	(0.69)	(0.71)	(0.40)
Net asset value, end of period	$7.33	$7.56	$7.64	$7.66	$7.74
Total return (%)[2]	3.05	6.67	9.13	8.77	(1.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$140	$202	$263	$275	$454
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.89	0.90	0.90[3]	0.85
Expenses including reductions	0.79	0.78	0.77	0.79[3]	0.78
Net investment income	6.58	7.65	9.27	8.43	4.42
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
39	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.57	$7.66	$7.67	$7.75	$8.30
Net investment income[1]	0.50	0.59	0.72	0.63	0.37
Net realized and unrealized gain (loss) on investments	(0.25)	(0.12)	(0.03)	0.01	(0.51)
Total from investment operations	0.25	0.47	0.69	0.64	(0.14)
Less distributions
From net investment income	(0.48)	(0.56)	(0.70)	(0.72)	(0.41)
Net asset value, end of period	$7.34	$7.57	$7.66	$7.67	$7.75
Total return (%)[2]	3.30	6.65	9.39	8.89	(1.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$63	$66	$82	$505
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.78	0.79	0.80[3]	0.74
Expenses including reductions	0.68	0.66	0.66	0.68[3]	0.66
Net investment income	6.67	7.75	9.44	8.32	4.57
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	40

CLASS 1 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.56	$7.64	$7.66	$7.74	$8.29
Net investment income[1]	0.49	0.59	0.72	0.65	0.36
Net realized and unrealized gain (loss) on investments	(0.24)	(0.11)	(0.04)	(0.01)	(0.50)
Total from investment operations	0.25	0.48	0.68	0.64	(0.14)
Less distributions
From net investment income	(0.48)	(0.56)	(0.70)	(0.72)	(0.41)
Net asset value, end of period	$7.33	$7.56	$7.64	$7.66	$7.74
Total return (%)[2]	3.12	6.75	9.21	8.85	(1.76)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$16	$17	$15	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.83	0.84	0.84[3]	0.78
Expenses including reductions	0.72	0.70	0.70	0.72[3]	0.70
Net investment income	6.65	7.72	9.37	8.63	4.46
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
41	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$7.57	$7.65	$7.67	$7.75	$8.30
Net investment income[1]	0.50	0.59	0.72	0.65	0.36
Net realized and unrealized gain (loss) on investments	(0.25)	(0.11)	(0.04)	(0.01)	(0.50)
Total from investment operations	0.25	0.48	0.68	0.64	(0.14)
Less distributions
From net investment income	(0.48)	(0.56)	(0.70)	(0.72)	(0.41)
Net asset value, end of period	$7.34	$7.57	$7.65	$7.67	$7.75
Total return (%)[2]	3.17	6.79	9.26	8.89	(1.72)
Ratios and supplemental data
Net assets, end of period (in millions)	$540	$586	$618	$468	$749
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.78	0.79	0.79[3]	0.73
Expenses including reductions	0.68	0.66	0.66	0.68[3]	0.67
Net investment income	6.68	7.76	9.35	8.59	4.42
Portfolio turnover (%)	27	48	51	28	52

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	42

Notes to financial statements
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
43	JOHN HANCOCK FLOATING RATE INCOME FUND |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$701,268,724	—	$697,382,792	$3,885,932
Corporate bonds	43,192,809	—	43,192,809	—
Asset-backed securities	49,644,698	—	49,644,698	—
Common stocks	9,738,619	—	2,448,020	7,290,599
Exchange-traded funds	14,318,044	$14,318,044	—	—
Warrants	—	—	—	—
Short-term investments	23,012,686	23,012,686	—	—
Total investments in securities	$841,175,580	$37,330,730	$792,668,319	$11,176,531
Level 3 includes securities valued at $0. Refer to Fund’s investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Term loans	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-25	$4,783,419	$7,116,773	$128,922	—	—	$12,029,114
Purchases	418,578	2,131	—	—	—	420,709
| JOHN HANCOCK FLOATING RATE INCOME FUND	44

	Term loans	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Sales	(17,877)	(177,976)	(438,286)	—	—	(634,139)
Realized gain (loss)	24	(54,492)	309,364	—	—	254,896
Transfers into Level 3	565,080	—	—	—	—	565,080
Net amortization of (premium) discount	25,596	—	—	—	—	25,596
Change in unrealized appreciation (depreciation)	(1,888,888)	404,163	—	—	—	(1,484,725)
Balance as of 8-31-26	$3,885,932	$7,290,599	—	—	—	$11,176,531
Change in unrealized appreciation (depreciation) at period end[1]	$(1,888,888)	$408,213	—	—	—	$(1,480,675)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:
	Fair Value at 8-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Term loans	$1,407,103	Transactions Indicative of value	Prior/recent transactions	$90 - $100	$95.01
	2,474,329	Recovery estimate	Recovery estimate	$70	$70
	4,500	Market Comparable	Vendor Price	N/A	N/A
	$3,885,932

Common stock	$2,841,155	Market Comparable	EV to revenue multiple Equity holdback Discount	9.5x 6.3% 33%	9.5x 6.3% 33%
	4,387,408	Market Comparable	EV to revenue multiple Discount	7.21x - 9.77x 19% - 21%	9.43x 19.3%
	59,905	Exit Value	Estimated exit value	$2.41	$2.41
	2,131	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$0.11	$0.11
	$7,290,599

Total	$11,176,531

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of August 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated exit value	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Equity holdback	Decrease	Increase
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Recovery estimate	Increase	Decrease
Vendor price of pre-restructuring position	Increase	Decrease
45	JOHN HANCOCK FLOATING RATE INCOME FUND |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2026, the fund had $1,727,329 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK FLOATING RATE INCOME FUND	46

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A
47	JOHN HANCOCK FLOATING RATE INCOME FUND |

commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Line of credit fees on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026, were $308,025.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $73,356,093 and a long-term capital loss carryforward of $479,955,832 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$58,706,764	$76,286,515
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $5,545,653 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales, foreign currency transactions, defaulted bonds and derivative transactions.
| JOHN HANCOCK FLOATING RATE INCOME FUND	48

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against
49	JOHN HANCOCK FLOATING RATE INCOME FUND |

anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $122.7 million, as measured at each quarter end. There were no open forward foreign currency contracts as of August 31, 2026.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$353,055
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$2,391,164
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. For the year ended August 31, 2026, the Advisor had a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). On June 25, 2026, shareholders of the fund approved a new subadvisory agreement between the Advisor and CQS (US) LLC (CQS). Effective September 1, 2026, CQS replaced Bain Capital Credit as the fund’s subadvisor. The fund is not responsible for payment of the subadvisory fees.
| JOHN HANCOCK FLOATING RATE INCOME FUND	50

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.65% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, borrowing costs, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.64% of average net assets of the fund.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceed 0.99%, 1.74%, 0.76%, 0.65% and 0.69%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class 1 shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, borrowing costs, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2026, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceeded 0.98%, 1.73%, 0.75%, 0.64% and 0.68%, respectively, of average net assets attributable to the applicable class.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$137,822
Class C	10,835
Class I	192,067
Class R6	75,962
Class	Expense reduction
Class 1	$19,148
Class NAV	646,266
Total	$1,082,100

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
51	JOHN HANCOCK FLOATING RATE INCOME FUND |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,754 for the year ended August 31, 2026. Of this amount, $2,518 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $10,236 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $10,485 and $2,066 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$256,394	$112,315
Class C	81,563	8,927
Class I	—	183,477
Class R6	—	3,146
Class 1	7,618	—
Total	$345,575	$307,865
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK FLOATING RATE INCOME FUND	52

Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,483,977	$11,022,167	2,346,202	$17,882,852
Distributions reinvested	813,059	6,024,923	1,042,022	7,939,853
Repurchased	(4,632,835)	(34,372,550)	(4,301,650)	(32,732,001)
Net decrease	(2,335,799)	$(17,325,460)	(913,426)	$(6,909,296)
Class C shares
Sold	30,825	$229,316	248,862	$1,905,741
Distributions reinvested	58,409	434,916	91,539	700,227
Repurchased	(509,230)	(3,797,919)	(557,228)	(4,259,622)
Net decrease	(419,996)	$(3,133,687)	(216,827)	$(1,653,654)
Class I shares
Sold	6,938,756	$51,344,548	17,014,565	$129,748,634
Distributions reinvested	1,431,638	10,601,117	2,285,684	17,404,237
Repurchased	(16,030,817)	(118,859,869)	(26,916,238)	(202,781,433)
Net decrease	(7,660,423)	$(56,914,204)	(7,615,989)	$(55,628,562)
Class R6 shares
Sold	1,692,941	$12,604,389	1,008,785	$7,707,461
Distributions reinvested	532,684	3,948,715	615,076	4,689,204
Repurchased	(5,992,148)	(44,138,129)	(1,959,308)	(14,940,673)
Net decrease	(3,766,523)	$(27,585,025)	(335,447)	$(2,544,008)
Class 1 shares
Sold	402,554	$3,001,598	678,271	$5,178,383
Distributions reinvested	132,467	980,102	154,269	1,173,837
Repurchased	(599,980)	(4,444,619)	(918,041)	(6,983,997)
Net decrease	(64,959)	$(462,919)	(85,501)	$(631,777)
Class NAV shares
Sold	1,835,853	$13,628,554	1,777,131	$13,583,511
Distributions reinvested	4,891,170	36,236,603	5,734,588	43,701,721
Repurchased	(10,502,179)	(77,766,442)	(10,926,952)	(83,324,245)
Net decrease	(3,775,156)	$(27,901,285)	(3,415,233)	$(26,039,013)
Total net decrease	(18,022,856)	$(133,322,580)	(12,582,423)	$(93,406,310)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
53	JOHN HANCOCK FLOATING RATE INCOME FUND |

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $245,536,308 and $367,818,945, respectively, for the year ended August 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 65.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.5%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	10.0%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$17,003,900	$244,318,952	$(261,317,726)	$(4,883)	$(243)	$189,268	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK FLOATING RATE INCOME FUND	54

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Floating Rate Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Floating Rate Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
55	JOHN HANCOCK FLOATING RATE INCOME FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FLOATING RATE INCOME FUND	56

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Meeting of Shareholders on Thursday, June 25, 2026. The following proposal was considered by the shareholders:
Proposal: To approve a new subadvisory agreement between John Hancock Investment Management LLC and CQS (US), LLC with respect to the fund.
THE PROPOSAL PASSED ON  June 25, 2026.
	Shares voted	% Of shares voted	% Of outstanding shares
For	83,437,862	96.56%	69.73%
Against	962,602	1.11%	0.80%
Abstain	2,009,614	2.33%	1.68%
57	JOHN HANCOCK FLOATING RATE INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Bain Capital Credit (the Subadvisor), for John Hancock Floating Rate Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK FLOATING RATE INCOME FUND	58

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
59	JOHN HANCOCK FLOATING RATE INCOME FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2025, and outperformed its peer group median for the three-, five-, and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to its peer group median for the one-year period. The Board also noted that the fund’s longer term performance in part reflects that of the previous subadvisor. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent, and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee, and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its
| JOHN HANCOCK FLOATING RATE INCOME FUND	60

advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
61	JOHN HANCOCK FLOATING RATE INCOME FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK FLOATING RATE INCOME FUND	62

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
63	JOHN HANCOCK FLOATING RATE INCOME FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FLOATING RATE INCOME FUND	64

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
65	JOHN HANCOCK FLOATING RATE INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889581	328A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset High Income Fund
Asset allocation
August 31, 2026

John Hancock
Multi-Asset High Income Fund

2	Fund’s investments
38	Financial statements
42	Financial highlights
47	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Evaluation of advisory and subadvisory agreements by the Board of Trustees
68	Other N-CSR Items
1	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Fund’s investments
AS OF 8-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.0%				$218,970
(Cost $216,000)
U.S. Government Agency 0.0%				218,970
Farm Credit Bank of Texas Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (A)	7.000	09-15-30	216,000	218,970
Foreign government obligations 0.8%				$3,105,306
(Cost $3,041,483)
Colombia 0.2%				638,050
Republic of Colombia Bond	6.125	01-18-41	700,000	638,050
Egypt 0.2%				992,153
Arab Republic of Egypt Bond (B)	9.450	02-04-33	900,000	992,153
Mongolia 0.0%				204,350
Republic of Mongolia Bond (B)	6.625	02-25-30	200,000	204,350
Pakistan 0.2%				605,144
Republic of Pakistan Bond	6.875	12-05-27	600,000	605,144
Sri Lanka 0.2%				665,609
Republic of Sri Lanka
Bond (3.600% to 11-15-27, then 3.850% to 11-15-32, then 9.500% thereafter)	3.600	05-15-36	300,000	306,640

Bond	4.000	04-15-28	371,000	358,969
Corporate bonds 55.6%				$221,541,113
(Cost $223,192,392)
Communication services 10.3%				40,884,782
Diversified telecommunication services 3.4%
APLD ComputeCo 2 LLC (B)	6.750	03-15-31	250,000	240,180
APLD ComputeCo 3 LLC (B)	7.000	06-15-31	246,000	236,849
APLD ComputeCo LLC (B)	9.250	12-15-30	393,000	414,523
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55	475,000	481,016
Black Pearl Compute LLC (B)	6.125	02-15-31	236,000	236,151
Cas Capital No 2, Ltd. (6.250% to 4-13-31, then 5 Year CMT + 2.533% to 4-13-36, then 5 Year CMT + 2.783% to 4-13-51, then 5 Year CMT + 3.533%) (A)	6.250	01-13-31	200,000	199,879
Cipher Compute LLC (B)	7.125	11-15-30	166,000	168,057
Connect Finco SARL (B)	9.000	09-15-29	243,000	254,110
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Connect Holding II LLC (B)	10.500	04-03-31	114,000	$102,642
Edged Compute LLC (B)	7.500	04-30-31	520,000	493,286
ELK Grove Village Property LLC (B)	7.500	06-15-31	259,000	249,395
FiberCop SpA (B)	6.375	11-15-33	80,000	79,028
FiberCop SpA (B)	7.200	07-18-36	80,000	80,879
IHS Holding, Ltd. (B)	7.875	05-29-30	200,000	204,028
IHS Holding, Ltd. (B)	8.250	11-29-31	200,000	208,188
Level 3 Financing, Inc. (B)	3.750	07-15-29	11,000	10,460
Level 3 Financing, Inc. (B)	6.875	06-30-33	1,229,000	1,249,366
Level 3 Financing, Inc. (B)	7.000	03-31-34	922,000	943,098
Level 3 Financing, Inc. (B)	7.500	02-15-37	234,000	232,165
Level 3 Financing, Inc. (B)	8.500	01-15-36	196,000	204,949
Meridian Arc Holdco LLC (B)	6.250	04-30-31	1,064,000	1,011,589
PR RNO Property Owner 1 LLC (B)	6.500	05-01-31	708,000	656,293
Sable International Finance, Ltd. (B)	7.125	10-15-32	650,000	641,346
SE Cosmos LLC (B)(C)	8.875	05-01-31	328,000	322,791
Space Exploration Technologies Corp. (B)	5.350	07-15-31	1,216,000	1,188,579
SV RNO Property Owner 1 LLC (B)	5.875	03-01-31	713,000	654,537
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55	1,000,000	991,512
Uniti Services LLC (B)	7.500	10-15-33	383,000	395,447
Windstream Services LLC (B)	8.250	10-01-31	477,000	498,311
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	9.000	09-09-30	100,603	99,925
Zenith Arc LLC (B)	8.875	08-31-31	733,000	707,309
Entertainment 1.2%
AMC Entertainment Holdings, Inc. (B)	7.500	02-15-29	39,000	38,743
Cinemark USA, Inc. (B)	7.000	08-01-32	149,000	153,403
Discovery Global Holdings, Inc.	4.279	03-15-32	1,413,000	1,292,895
Muvico LLC (9.000% Cash and 6.000% PIK) (B)(C)	15.000	02-19-29	97,000	110,713
Oak-Eagle Acquireco, Inc. (B)	7.250	07-01-33	410,000	426,367
Oak-Eagle Acquireco, Inc. (B)	8.750	07-01-34	248,000	263,208
Playtika Holding Corp. (B)	4.250	03-15-29	1,027,000	928,918
Univision Communications, Inc. (B)	8.500	07-31-31	956,000	963,473
Univision Communications, Inc. (B)	8.875	04-15-33	237,000	234,243
Univision Communications, Inc. (B)	9.375	08-01-32	250,000	255,103
Interactive media and services 0.4%
Arches Buyer, Inc. (B)	6.125	12-01-28	60,000	59,361
Arches Buyer, Inc. (B)	9.000	08-15-31	149,000	155,506
Match Group Holdings II LLC (B)	6.125	09-15-33	680,000	669,620
Photo Holdings LLC (B)	12.000	07-01-31	157,000	161,621
3	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Snap, Inc. (B)	6.875	03-01-33		676,000	$662,890
Media 4.2%
Altice Financing SA (B)	4.250	08-15-29	EUR	100,000	65,503
Altice Financing SA (B)	5.750	08-15-29		969,000	587,802
Altice France SA (B)	9.500	11-01-29		1,038,865	1,052,499
CCO Holdings LLC (B)	6.375	09-01-29		1,952,000	1,953,808
CCO Holdings LLC (B)	7.000	02-01-33		1,476,000	1,441,112
CCO Holdings LLC (B)(C)	7.375	03-01-31		1,569,000	1,589,046
CCO Holdings LLC (B)(C)	7.375	02-01-36		320,000	309,408
Clear Channel Outdoor Holdings, Inc. (B)	7.125	02-15-31		206,000	212,442
Clear Channel Outdoor Holdings, Inc. (B)	7.500	06-01-29		32,000	32,000
Clear Channel Outdoor Holdings, Inc. (B)	7.750	04-15-28		31,000	31,000
CSC Holdings LLC (B)	11.750	01-31-29		1,140,000	626,946
DIRECTV Financing LLC (B)	9.250	06-01-32		241,000	251,604
DIRECTV Financing LLC (B)	10.000	02-15-31		1,089,000	1,152,439
DISH DBS Corp. (C)(D)	5.125	06-01-29		310,000	286,363
DISH DBS Corp. (B)(D)	5.750	12-01-28		313,000	308,377
Gray Media, Inc. (B)	4.750	10-15-30		104,000	85,591
Gray Media, Inc. (B)	5.375	11-15-31		114,000	88,755
Gray Media, Inc. (B)	7.250	08-15-33		236,000	235,981
Gray Media, Inc. (B)	7.500	09-15-34		147,000	146,831
Gray Media, Inc. (B)	9.625	07-15-32		104,000	106,754
Gray Media, Inc. (B)	10.500	07-15-29		74,000	78,073
iHeartCommunications, Inc. (B)	10.875	05-01-30		215,318	151,261
Light & Wonder International, Inc. (B)	6.250	10-01-33		753,000	751,118
McGraw-Hill Education, Inc. (B)	8.000	08-01-29		77,000	77,039
Neptune Bidco US, Inc. (B)	9.290	04-15-29		250,000	256,057
Neptune Bidco US, Inc. (B)	9.500	02-15-33		134,000	137,583
Neptune Bidco US, Inc. (B)	10.375	05-15-31		556,000	584,214
Nexstar Media, Inc. (B)	6.500	09-15-33		495,000	497,207
Nexstar Media, Inc. (B)	7.250	04-15-34		248,000	251,203
Paramount Global	3.375	02-15-28		151,000	147,638
Paramount Global	3.700	06-01-28		147,000	143,166
Paramount Global	4.200	06-01-29		148,000	141,944
Paramount Global	4.200	05-19-32		296,000	257,857
Paramount Global	4.950	01-15-31		359,000	335,065
Paramount Global	5.500	05-15-33		130,000	115,988
Paramount Global (C)	6.875	04-30-36		324,000	301,204
Paramount Global	7.875	07-30-30		242,000	254,623
Scripps Escrow II, Inc. (B)	5.375	01-15-31		134,000	76,383
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Sinclair Television Group, Inc. (B)	5.500	03-01-30		67,000	$60,049
Sinclair Television Group, Inc. (B)(C)	9.750	02-15-33		35,000	39,200
Stagwell Global LLC (B)	5.625	08-15-29		909,000	885,344
The EW Scripps Company (B)(C)	9.875	08-15-30		80,000	72,154
Versant Media Group, Inc. (B)	7.250	01-30-31		107,000	110,961
VZ Secured Financing BV (B)	5.000	01-15-32		164,000	138,380
VZ Secured Financing BV (B)	7.500	01-15-33		134,000	121,184
Wireless telecommunication services 1.1%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33		659,000	667,416
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		950,000	957,041
SoftBank Group Corp. (7.625% to 4-29-31, then 5 Year CMT + 4.320% to 4-29-46, then 5 Year CMT + 4.370% to 4-29-51, then 5 Year CMT + 5.070%) (C)	7.625	04-29-61		1,000,000	936,144
SoftBank Group Corp. (8.250% to 10-29-35, then 5 Year CMT + 4.545% to 10-29-50, then 5 Year CMT + 4.595% to 10-29-55, then 5 Year CMT + 5.295%) (C)	8.250	10-29-65		700,000	658,617
Turkcell Iletisim Hizmetleri AS (B)	7.650	01-24-32		850,000	877,340
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	420,000	407,116
Consumer discretionary 5.2%					20,615,673
Automobile components 0.7%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32		94,000	94,101
American Axle & Manufacturing, Inc. (B)	7.750	10-15-33		383,000	384,803
Clarios Global LP (B)	6.750	09-15-32		184,000	187,443
Dealer Tire Financial LLC (B)	10.375	10-01-31		99,000	98,464
IHO Verwaltungs GmbH (7.375% Cash or 8.125% PIK) (B)	7.375	05-15-33		230,000	239,532
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (B)	8.000	11-15-32		100,000	105,699
The Goodyear Tire & Rubber Company	5.250	07-15-31		199,000	177,149
ZF North America Capital, Inc. (B)	6.750	04-23-30		570,000	574,517
ZF North America Capital, Inc. (B)	6.875	04-14-28		246,000	250,144
ZF North America Capital, Inc. (B)(C)	7.500	03-24-31		569,000	583,520
Automobiles 0.4%
Nissan Motor Acceptance Company LLC (B)	5.625	09-29-28		477,000	476,055
Nissan Motor Company, Ltd. (B)	7.500	07-17-30		770,000	791,200
Nissan Motor Company, Ltd. (B)	7.750	07-17-32		230,000	238,639
5	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Broadline retail 0.6%
Kohl’s Corp.	5.125	05-01-31	306,000	$276,404
Kohl’s Corp. (B)	10.000	06-01-30	639,000	689,328
Macy’s Retail Holdings LLC (B)	6.125	03-15-32	94,000	94,089
Macy’s Retail Holdings LLC (B)	7.375	08-01-33	202,000	210,410
Prosus NV (B)	3.832	02-08-51	500,000	324,822
QVC Group, Inc. (B)	10.000	08-15-32	147,340	129,291
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(B)	8.125	12-15-29	200,000	205,389
Wand NewCo 3, Inc. (B)	7.625	01-30-32	419,000	426,572
Distributors 0.0%
Li & Fung, Ltd. (A)	5.250	11-03-26	200,000	114,598
Diversified consumer services 0.1%
Graham Holdings Company (B)	5.625	12-01-33	236,000	230,948
Sotheby’s (B)	8.250	04-15-31	303,000	306,807
Hotels, restaurants and leisure 2.0%
A&K Travel Group Holdings, Ltd. (B)	7.500	05-15-33	233,000	237,020
Affinity Interactive (B)	6.875	12-15-27	883,000	406,180
Caesars Entertainment, Inc. (B)	6.500	02-15-32	191,000	184,623
Caesars Entertainment, Inc. (B)	7.000	02-15-30	756,000	760,435
Champion Path Holdings, Ltd.	4.850	01-27-28	200,000	194,232
Fertitta Entertainment LLC (B)	6.750	01-15-30	132,000	129,209
Fortune Star BVI, Ltd.	5.050	01-27-27	200,000	198,791
Gaia Purchaser, Inc. (B)	7.625	07-15-33	98,000	100,069
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	892,000	899,495
Lindblad Expeditions LLC (B)	7.000	09-15-30	250,000	257,514
Melco Resorts Finance, Ltd.	5.625	07-17-27	400,000	399,878
Melco Resorts Finance, Ltd. (B)	5.750	07-21-28	200,000	199,242
MGM China Holdings, Ltd.	4.750	02-01-27	400,000	399,250
Resorts World Las Vegas LLC (B)	4.625	04-16-29	756,000	687,963
Resorts World Las Vegas LLC	8.450	07-27-30	200,000	199,841
Sabre GLBL, Inc. (B)	10.750	11-15-29	219,000	215,989
Sabre GLBL, Inc. (B)	10.750	03-15-30	346,000	336,053
Sabre GLBL, Inc. (B)	11.125	07-15-30	676,000	665,015
Scientific Games Holdings LP (B)	6.625	03-01-30	94,000	61,764
Six Flags Entertainment Corp. (B)(C)	8.625	01-15-32	139,000	140,957
Studio City Company, Ltd. (B)	6.125	05-15-31	200,000	197,277
Studio City Finance, Ltd.	6.500	01-15-28	200,000	199,805
TKC Holdings, Inc. (B)	8.500	08-15-30	472,000	491,848
TKC Holdings, Inc. (B)	12.000	02-15-31	62,000	66,672
Wynn Macau, Ltd.	5.500	10-01-27	400,000	399,068
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	6

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.9%
Installed Building Products, Inc. (B)	5.625	02-01-34	67,000	$65,311
KB Home	4.000	06-15-31	836,000	778,055
KB Home	7.250	07-15-30	266,000	269,711
Newell Brands, Inc. (B)	6.250	08-15-31	288,000	288,728
Newell Brands, Inc. (B)	8.500	06-01-28	876,000	913,258
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	100,000	102,200
Whirlpool Corp.	6.125	06-15-30	733,000	688,695
Whirlpool Corp. (B)	7.500	07-01-31	146,000	146,185
Whirlpool Corp. (B)	7.875	07-01-34	146,000	142,828
Leisure products 0.0%
MajorDrive Holdings IV LLC (B)(C)	6.375	06-01-29	63,000	53,165
Specialty retail 0.5%
ARKO Corp. (B)	5.125	11-15-29	57,000	51,108
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	235,484	259,653
Champions Financing, Inc. (B)	8.750	02-15-29	73,000	74,429
Gee Automotive Holdings LLC (B)	7.250	03-01-31	69,000	69,667
Mavis Tire Express Services Topco Corp. (B)	6.500	05-15-29	84,000	83,074
Petco Health & Wellness Company, Inc. (B)	8.250	02-01-31	91,000	92,463
PetSmart LLC (B)	7.500	09-15-32	296,000	298,848
PetSmart LLC (B)	10.000	09-15-33	250,000	249,582
Staples, Inc. (B)	12.750	01-15-30	94,000	74,880
The Michaels Companies, Inc. (B)	8.500	03-15-33	383,000	379,146
The Michaels Companies, Inc. (B)(C)	11.000	03-15-34	97,000	94,119
Wayfair LLC (B)	7.250	10-31-29	196,000	202,454
Consumer staples 1.4%				5,525,888
Consumer staples distribution and retail 0.4%
Albertsons Companies, Inc. (B)	5.500	03-31-31	157,000	152,104
Albertsons Companies, Inc. (B)	5.625	03-31-32	743,000	715,095
Albertsons Companies, Inc. (B)	5.750	03-31-34	393,000	369,458
KeHE Distributors LLC (B)	7.000	08-15-34	136,000	137,230
KeHE Distributors LLC (B)	7.125	04-30-33	154,000	157,351
Performance Food Group, Inc. (B)	5.625	03-01-34	149,000	144,741
Food products 0.7%
B&G Foods, Inc. (B)	8.000	09-15-28	361,000	357,528
B&G Foods, Inc. (B)(C)	11.000	06-15-31	97,000	84,800
Chobani LLC (B)	6.375	04-15-34	69,000	69,696
Fiesta Purchaser, Inc. (B)	9.625	09-15-32	57,000	55,804
Froneri Lux FinCo Sarl (B)	6.000	08-01-32	360,000	355,291
MARB BondCo PLC (B)	3.950	01-29-31	1,025,000	899,426
7	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (B)	6.250	10-15-34	67,000	$64,591
Post Holdings, Inc. (B)	6.375	03-01-33	453,000	445,125
Simmons Foods, Inc. (B)	4.625	03-01-29	514,000	495,166
TreeHouse Foods, Inc. (B)	7.750	02-11-33	80,000	80,917
Personal care products 0.3%
Edgewell Personal Care Company (B)	4.125	04-01-29	213,000	206,382
HLF Financing Sarl LLC (B)	7.750	05-01-33	385,000	388,938
Opal Bidco SAS (B)	6.500	03-31-32	343,000	346,245
Energy 7.1%				28,403,748
Energy equipment and services 0.7%
Beusa Investments LLC (B)	7.000	08-01-31	148,000	148,191
Bristow Group, Inc. (B)	6.750	02-01-33	77,000	77,548
Enerflex, Inc. (B)	6.875	01-15-31	57,000	58,115
Hilong Holding, Ltd.	9.750	02-05-30	185,000	109,150
Kodiak Gas Services LLC (B)	6.500	10-01-33	330,000	333,184
Nabors Industries, Inc. (B)	7.625	11-15-32	77,000	79,412
Noble Finance II LLC (B)	6.250	06-15-34	81,000	79,502
Oceaneering International, Inc. (B)	6.875	07-15-34	148,000	152,731
Oceanica Lux (B)	11.250	05-08-31	535,000	468,125
SESI LLC (B)	7.875	09-30-30	236,000	242,041
Transocean International, Ltd.	7.500	04-15-31	50,000	51,411
Transocean International, Ltd. (B)	7.875	10-15-32	90,000	94,508
Transocean International, Ltd. (B)	8.250	05-15-29	104,000	108,094
Transocean International, Ltd. (B)	8.500	05-15-31	104,000	109,350
USA Compression Partners LP (B)	6.250	10-01-33	353,000	349,972
USA Compression Partners LP (B)	7.125	03-15-29	250,000	256,154
Oil, gas and consumable fuels 6.4%
Antero Midstream Partners LP (B)	5.750	10-15-33	165,000	162,893
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	180,000	180,028
Buckeye Partners LP (B)	6.750	02-01-30	186,000	191,333
Buckeye Partners LP (B)	6.875	07-01-29	420,000	429,864
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	56,000	60,674
CNX Resources Corp. (B)	5.875	03-01-34	147,000	143,345
Crescent Energy Finance LLC (B)	8.375	01-15-34	1,052,000	1,110,312
Delek Logistics Partners LP (B)	6.875	06-01-34	187,000	188,641
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	671,000	721,966
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	8

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	850,000	$847,394
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (A)	7.125	05-15-30	906,000	929,708
Excelerate Energy LP (B)	8.000	05-15-30	643,000	676,850
Genesis Energy LP	6.750	03-15-34	367,000	369,495
Genesis Energy LP	8.000	05-15-33	149,000	156,311
Genesis Energy LP	8.250	01-15-29	742,000	764,271
Global Partners LP (B)	7.125	07-01-33	253,000	260,179
Hilcorp Energy I LP (B)	5.750	02-01-29	519,000	519,731
Howard Midstream Energy Partners LLC (B)	6.625	01-15-34	213,000	214,834
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	117,000	120,807
Indika Energy Tbk PT	8.750	05-07-29	250,000	256,206
Kraken Oil & Gas Partners LLC (B)	7.125	05-15-31	140,000	140,153
Long Ridge Energy LLC (B)	8.750	02-15-32	641,000	662,112
MC Brazil Downstream Trading Sarl (B)	7.250	06-30-31	1,404,462	1,401,232
Medco Cypress Tree Pte, Ltd.	8.625	05-19-30	250,000	260,691
NGL Energy Operating LLC (B)	8.375	02-15-32	213,000	223,310
Northern Oil & Gas, Inc. (B)	7.875	10-15-33	144,000	148,140
Petroleos del Peru SA (B)(C)	5.625	06-19-47	360,000	265,320
Petroleos Mexicanos	6.700	02-16-32	1,350,000	1,356,836
Petron Corp. (7.350% to 9-22-28, then 3 Year CMT + 6.325%) (A)	7.350	08-22-28	200,000	201,895
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56	1,200,000	1,185,227
SM Energy Company (B)	6.625	04-15-34	144,000	144,919
SM Energy Company (B)	7.000	08-01-32	733,000	749,555
SM Energy Company (B)	8.750	07-01-31	546,000	571,198
SM Energy Company (B)	9.625	06-15-33	472,000	520,292
Solaris Energy Infrastructure LLC (B)	6.375	05-15-31	187,000	185,651
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55	525,000	550,921
Sunoco LP (B)	5.875	03-15-34	549,000	541,103
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)	7.875	09-18-30	975,000	1,005,330
Thaioil Treasury Center Company, Ltd. (6.100% to 4-15-31, then 5 Year CMT + 2.375% to 4-15-36, then 5 Year CMT + 2.625% to 4-15-51, then 5 Year CMT + 3.125%) (A)(B)	6.100	01-15-31	200,000	196,786
9	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	535,000	$546,052
TransMontaigne Partners LLC (B)	8.500	06-15-30	60,000	61,205
Venture Global Calcasieu Pass LLC (B)	6.000	05-01-36	114,000	113,523
Venture Global LNG, Inc. (B)	6.375	12-15-34	243,000	241,169
Venture Global LNG, Inc. (B)	6.625	06-15-36	85,000	85,344
Venture Global LNG, Inc. (B)	7.000	01-15-30	716,000	736,916
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	1,511,000	1,531,718
Venture Global LNG, Inc. (B)	9.500	02-01-29	626,000	673,306
Venture Global Plaquemines LNG LLC (B)	6.125	12-15-30	231,000	235,846
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	296,000	306,118
Venture Global Plaquemines LNG LLC (B)	6.500	06-15-34	231,000	238,880
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	1,036,000	1,125,316
Vermilion Energy, Inc. (B)(C)	7.250	02-15-33	77,000	77,232
Yinson Bergenia Production BV (B)	8.498	01-31-45	1,024,622	1,098,122
Financials 11.6%				46,414,165
Banks 3.4%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26	200,000	199,996
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(B)	7.500	06-27-29	1,100,000	1,107,958
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (A)	8.000	02-01-34	275,000	293,751
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (A)	9.625	05-21-33	350,000	407,335
Bangkok Bank PCL (3.733% to 9-25-29, then 5 Year CMT + 1.900%)	3.733	09-25-34	400,000	377,570
Bank Negara Indonesia Persero Tbk PT (7.150% to 10-22-31, then 5 Year CMT + 3.260%) (A)	7.150	10-22-31	200,000	199,606
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (A)	6.625	05-01-30	446,000	457,407
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	575,000	600,681
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (A)	8.000	03-15-29	250,000	$261,821
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(B)	6.875	12-15-33	700,000	685,686
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(B)	7.200	04-17-36	500,000	493,576
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)	8.000	08-22-31	475,000	501,118
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	700,000	690,926
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (A)	6.875	08-15-30	1,425,000	1,442,431
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)	7.375	05-15-28	260,000	267,473
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (A)	7.000	12-15-30	850,000	858,412
Golomt Bank JSC (B)	7.950	05-14-29	200,000	201,184
Industrial & Commercial Bank of China, Ltd. (3.200% to 9-24-26, then 5 Year CMT + 2.368%) (A)	3.200	09-24-26	300,000	299,684
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (A)	7.000	11-16-32	425,000	432,483
Kasikornbank PCL (4.000% to 2-10-27, then 5 Year CMT + 3.337%) (A)	4.000	02-10-27	400,000	396,557
Park River Holdings, Inc. (B)	8.750	12-31-30	63,000	59,672
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	702,000	725,899
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(B)	8.125	11-21-29	700,000	727,481
Standard Chartered PLC (4.750% to 7-14-31, then 5 Year CMT + 3.805%) (A)(C)	4.750	12-31-99	300,000	280,186
Standard Chartered PLC (7.625% to 7-16-32, then 5 Year CMT + 3.023%) (A)(C)	7.625	01-16-32	300,000	313,641
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	565,000	586,375
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	592,000	608,314
11	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 1.0%
Aretec Group, Inc. (B)	7.500	04-01-29	40,000	$39,880
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,050,000	1,012,855
Focus Financial Partners LLC (B)	6.750	09-15-31	482,000	479,484
Focus Financial Partners LLC (B)	7.250	09-15-31	361,000	365,030
Hightower Holding LLC (B)	6.750	04-15-29	30,000	29,700
Hightower Holding LLC (B)	9.125	01-31-30	50,000	51,574
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	200,000	203,157
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)	7.000	01-08-36	1,065,000	1,062,887
XP, Inc. (B)	6.750	07-02-29	811,000	825,977
Consumer finance 1.7%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (A)	7.100	08-15-31	750,000	758,656
Bread Financial Holdings, Inc. (B)	6.750	05-15-31	323,000	329,884
Credit Acceptance Corp. (B)	6.625	03-15-30	403,000	404,763
Figure Technology Solutions, Inc. (B)	8.500	07-31-31	247,000	249,918
goeasy, Ltd. (B)(C)	7.375	10-01-30	832,000	771,729
IIFL Finance, Ltd.	8.750	07-24-28	200,000	206,196
Manappuram Finance, Ltd.	7.375	05-12-28	180,000	181,777
Muangthai Capital PCL	7.550	07-21-30	250,000	252,944
Muthoot Finance, Ltd.	7.125	02-14-28	400,000	403,791
Navient Corp.	9.375	10-15-31	195,000	200,052
OneMain Finance Corp.	6.125	05-15-30	956,000	951,592
OneMain Finance Corp.	6.500	03-15-33	1,250,000	1,222,719
OneMain Finance Corp.	6.750	03-15-32	246,000	246,446
PHH Escrow Issuer LLC (B)	9.875	11-01-29	73,000	72,089
RFNA LP (B)	7.875	02-15-30	250,000	253,171
Shriram Finance, Ltd.	6.625	04-22-27	200,000	201,851
Financial services 2.5%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54	190,000	180,423
Block, Inc. (B)	5.625	08-15-30	529,000	529,771
Block, Inc. (B)	6.000	08-15-33	427,000	426,224
CFAMC II Company, Ltd.	4.875	11-22-26	200,000	200,050
CFAMC III Company, Ltd.	4.250	11-07-27	300,000	297,287
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	50,000	43,810
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	23,000	23,425
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Compass Group Diversified Holdings LLC (B)	5.000	01-15-32	34,000	$31,328
Compass Group Diversified Holdings LLC (B)(C)	5.250	04-15-29	112,000	106,962
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	475,000	482,058
CrossCountry Intermediate HoldCo LLC (B)	6.500	10-01-30	236,000	229,725
CrossCountry Intermediate HoldCo LLC (B)	6.750	12-01-32	326,000	312,236
CrossCountry Intermediate HoldCo LLC (B)	7.750	08-15-31	194,000	194,240
CS Treasury Management Services P, Ltd. (A)	9.000	12-05-26	240,000	246,513
Far East Horizon, Ltd.	6.625	04-16-27	200,000	201,669
Freedom Mortgage Corp. (B)	12.250	10-01-30	433,000	461,779
Freedom Mortgage Holdings LLC (B)	6.875	05-01-31	94,000	90,133
Freedom Mortgage Holdings LLC (B)	7.875	04-01-33	246,000	236,790
Freedom Mortgage Holdings LLC (B)	8.375	04-01-32	380,000	381,816
ION Platform Finance US, Inc. (B)	5.750	05-15-28	219,000	206,280
ION Platform Finance US, Inc. (B)	7.875	09-30-32	236,000	186,402
ION Platform Finance US, Inc. (B)	9.500	05-30-29	300,000	278,293
LD Holdings Group LLC (B)	6.125	04-01-28	63,000	50,685
LD Holdings Group LLC (B)	8.750	11-01-27	33,000	29,726
NWD Finance BVI, Ltd. (10.131% to 6-16-28, then 3 Year CMT + 6.201%) (A)	10.131	09-27-26	200,000	202,004
Osaic Holdings, Inc. (B)	6.750	08-01-32	457,000	459,755
Osaic Holdings, Inc. (B)	8.000	08-01-33	90,000	92,169
Oxford Finance LLC (B)(C)	7.750	05-15-31	143,000	142,839
PennyMac Financial Services, Inc. (B)	6.750	02-15-34	477,000	441,812
PennyMac Financial Services, Inc. (B)	6.875	05-15-32	400,000	385,059
PennyMac Financial Services, Inc. (B)	6.875	02-15-33	306,000	290,815
Rocket Companies, Inc. (B)	6.125	08-01-30	270,000	273,592
Rocket Companies, Inc. (B)	6.125	08-01-31	171,000	173,164
Rocket Companies, Inc. (B)	6.375	08-01-33	517,000	523,644
Rocket Companies, Inc. (B)	6.500	08-01-29	589,000	598,303
Rocket Companies, Inc. (B)	6.500	06-15-34	171,000	173,606
Sammaan Capital, Ltd.	8.950	08-28-28	200,000	208,219
Stonebriar ABF Issuer LLC (B)	8.125	12-15-30	430,000	434,343
Walker & Dunlop, Inc. (B)	6.625	04-01-33	194,000	192,859
Insurance 2.8%
Acrisure LLC (B)	7.500	11-06-30	899,000	827,203
Acrisure LLC (B)	8.500	06-15-29	263,000	238,911
13	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC (B)	6.750	04-15-28	646,000	$651,317
Alliant Holdings Intermediate LLC (B)	7.000	01-15-31	566,000	574,944
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	260,000	263,310
Allianz SE (6.500% to 4-30-35, then 5 Year CMT + 2.233%) (A)(B)	6.500	10-30-34	1,000,000	993,100
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	850,000	812,042
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	31,000	31,202
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	176,000	176,470
Asurion LLC (B)	8.000	12-31-32	750,000	746,114
Asurion LLC (B)	8.375	02-01-34	783,000	706,646
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	380,000	386,843
Broadstreet Partners Group LLC (B)	5.875	04-15-29	84,000	82,814
CRC Insurance Group LLC (B)	7.125	06-01-31	526,000	526,129
Global Atlantic Financial Company (7.250% to 3-1-31, then 5 Year CMT + 3.550%) (B)	7.250	03-01-56	175,000	168,916
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	1,145,000	1,143,354
Howden UK Refinance PLC (B)	7.250	02-15-31	570,000	564,214
Howden UK Refinance PLC (B)	8.125	02-15-32	21,000	19,765
HUB International, Ltd. (B)	7.375	01-31-32	393,000	403,392
Jones Deslauriers Insurance Management, Inc. (B)	6.875	10-01-33	50,000	46,886
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (A)(C)	9.250	12-01-27	220,000	230,831
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (B)	6.500	04-30-55	575,000	590,459
Peak RE Bvi Holding, Ltd. (5.625% to 2-5-31, then 5 Year CMT + 3.000%) (A)	5.625	11-05-30	200,000	198,149
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)(C)	6.500	11-13-26	675,000	613,091
USI, Inc. (B)	7.500	01-15-32	73,000	76,111
Mortgage real estate investment trusts 0.2%
Blackstone Mortgage Trust, Inc. (B)	7.750	12-01-29	600,000	621,707
Starwood Property Trust, Inc. (B)	5.750	01-15-31	276,000	273,371
Starwood Property Trust, Inc. (B)	5.875	08-15-29	171,000	171,721
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Health care 2.4%				$9,687,001
Biotechnology 0.1%
Emergent BioSolutions, Inc. (B)	3.875	08-15-28	53,000	48,642
National Mentor Holdings, Inc. (B)	10.500	12-15-30	196,000	208,643
Health care providers and services 1.6%
Acadia Healthcare Company, Inc. (B)(C)	7.375	03-15-33	345,000	359,614
Accendra Health, Inc. (B)	9.750	06-15-33	57,955	26,370
AMN Healthcare, Inc. (B)(C)	6.500	01-15-31	290,000	293,181
Community Health Systems, Inc. (B)	5.250	05-15-30	566,000	528,447
Community Health Systems, Inc. (B)(C)	6.125	04-01-30	147,000	125,647
Community Health Systems, Inc. (B)	6.875	04-15-29	149,000	142,958
Community Health Systems, Inc. (B)	10.875	01-15-32	235,000	249,363
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	475,000	490,344
DaVita, Inc. (B)	4.625	06-01-30	1,063,000	1,027,173
Encompass Health Corp. (B)	5.875	06-01-34	97,000	96,560
Gainwell Acquisition Corp. (B)	9.000	09-01-31	204,000	212,492
LifePoint Health, Inc. (B)	5.375	01-15-29	58,000	56,206
LifePoint Health, Inc. (B)	7.000	05-01-34	240,000	225,660
LifePoint Health, Inc. (B)	10.000	06-01-32	86,000	83,318
MPH Acquisition Holdings LLC (B)(C)	5.750	12-31-30	87,000	74,603
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31	87,412	60,751
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30	76,336	75,382
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30	98,778	96,882
Raven Acquisition Holdings LLC (B)	6.875	11-15-31	420,000	418,439
Rede D’Or Finance Sarl (B)(C)	6.450	09-09-35	964,000	939,659
Surgery Center Holdings, Inc. (B)(C)	7.250	04-15-32	144,000	144,816
TEAM Services Holding, Inc. (B)(C)	9.000	02-15-33	233,000	242,834
Tenet Healthcare Corp. (B)(C)	6.000	11-15-33	556,000	557,654
Health care technology 0.1%
AthenaHealth Group, Inc. (B)	6.500	02-15-30	270,000	263,879
AthenaHealth Group, Inc. (B)	7.500	02-15-32	78,000	80,341
Pharmaceuticals 0.6%
Bausch Health Americas, Inc. (B)	8.500	01-31-27	20,000	19,975
Bausch Health Companies, Inc. (B)(C)	5.000	01-30-28	57,000	52,678
Bausch Health Companies, Inc. (B)	5.250	02-15-31	147,000	94,080
Bausch Health Companies, Inc. (B)	6.250	02-15-29	139,000	114,675
Bausch Health Companies, Inc. (B)	10.000	04-15-32	1,722,000	1,792,576
Bausch Health Companies, Inc. (B)	14.000	10-15-30	50,000	48,250
Organon & Company (B)	5.125	04-30-31	256,000	255,818
Perrigo Finance Unlimited Company	5.150	06-15-30	94,000	90,800
15	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Perrigo Finance Unlimited Company (C)	6.125	09-30-32		90,000	$88,291
Industrials 4.1%					16,333,281
Aerospace and defense 0.5%
ATI, Inc.	5.875	06-15-33		97,000	97,889
Axon Enterprise, Inc. (B)	6.125	03-15-30		243,000	246,958
Carpenter Technology Corp. (B)	5.625	03-01-34		184,000	181,249
TransDigm, Inc. (B)	6.125	07-31-34		472,000	466,560
TransDigm, Inc. (B)	6.750	01-31-34		649,000	659,319
TransDigm, Inc. (B)	7.125	12-01-31		200,000	206,687
Air freight and logistics 0.1%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	1,190,000	192,915
Stonepeak Nile Parent LLC (B)	7.250	03-15-32		169,000	173,827
Building products 0.3%
Builders FirstSource, Inc. (B)	6.750	05-15-35		477,000	476,927
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)	12.750	01-15-31		61,724	40,770
FXI Holdings, Inc. (B)	11.000	11-15-30		20,000	16,800
JELD-WEN Holding, Inc. (B)(C)	7.000	09-01-32		363,000	247,076
Miter Brands Acquisition Holdco, Inc. (B)	6.750	04-01-32		313,000	310,260
Commercial services and supplies 1.1%
Albion Financing 1 Sarl (B)	7.000	05-21-30		492,000	508,703
Allied Universal Holdco LLC (B)	6.000	06-01-29		110,000	109,775
Allied Universal Holdco LLC (B)	6.875	06-15-30		1,049,000	1,073,479
Allied Universal Holdco LLC (B)	7.875	02-15-31		756,000	786,233
Cimpress PLC (B)	7.375	09-15-32		137,000	138,523
Clean Harbors, Inc. (B)	5.750	10-15-33		168,000	167,928
Garda World Security Corp. (B)	8.250	08-01-32		109,000	111,447
Garda World Security Corp. (B)	8.375	11-15-32		107,000	109,417
RR Donnelley & Sons Company (B)	11.000	06-01-31		103,000	98,711
The Brink’s Company (B)	6.500	06-15-29		179,000	181,830
The GEO Group, Inc.	10.250	04-15-31		600,000	645,550
VT Topco, Inc. (B)(C)	8.500	08-15-30		538,000	553,336
Construction and engineering 0.3%
Brand Industrial Services, Inc. (B)(C)	10.375	08-01-30		98,000	85,769
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32		196,000	201,293
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29		459,000	458,706
Global Infrastructure Solutions, Inc. (B)	6.375	07-15-34		146,000	146,735
Granite Construction, Inc. (B)	6.375	06-15-34		41,000	41,309
IRB Infrastructure Developers, Ltd.	7.110	03-11-32		200,000	202,472
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.3%
EMRLD Borrower LP (B)	6.625	12-15-30	603,000	$614,959
EMRLD Borrower LP (B)	6.750	07-15-31	383,000	394,742
Ground transportation 0.0%
GB AIT Buyer, Inc. (B)	8.750	04-30-34	48,000	48,857
Watco Companies LLC (B)	7.125	08-01-32	83,000	85,541
Machinery 0.1%
Columbus McKinnon Corp. (B)	7.125	02-01-33	184,000	186,190
LSF12 Helix Parent LLC (B)	7.125	02-01-33	20,000	20,008
Madison IAQ LLC (B)	5.875	06-30-29	117,000	116,740
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	186,000	186,593
Synergy Infrastructure Holdings LLC (B)	7.875	12-01-30	94,000	98,750
Marine transportation 0.1%
Carrix, Inc. (B)	6.125	08-01-33	579,000	578,505
Passenger airlines 0.5%
Garuda Indonesia Persero Tbk PT (6.500% Cash or 7.250% PIK)	6.500	12-28-31	230,908	202,038
JetBlue Airways Corp. (B)	9.875	09-20-31	1,225,000	1,051,911
Primero Agila, Ltd. (B)	7.750	07-16-31	200,000	197,792
Singapore Airlines, Ltd.	3.375	01-19-29	400,000	387,462
Professional services 0.1%
Amentum Holdings, Inc. (B)	7.250	08-01-32	176,000	181,438
TriNet Group, Inc. (B)	7.125	08-15-31	330,000	336,908
Trading companies and distributors 0.5%
Alta Equipment Group, Inc. (B)(C)	9.000	06-01-29	64,000	62,105
EquipmentShare.com, Inc. (B)	7.125	07-01-34	301,000	296,230
Herc Holdings, Inc. (B)	5.750	03-15-31	147,000	146,651
Herc Holdings, Inc. (B)	7.000	06-15-30	489,000	505,848
QXO Building Products, Inc. (B)	6.500	07-15-31	424,000	428,788
QXO Building Products, Inc. (B)	6.875	07-15-34	488,000	493,802
WESCO Distribution, Inc. (B)	6.375	03-15-33	155,000	157,389
Transportation infrastructure 0.2%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	197,102
JSW Infrastructure, Ltd. (B)	4.950	01-21-29	200,000	198,457
PODS LLC (B)	8.750	05-15-31	234,000	220,022
Information technology 2.9%				11,477,946
Communications equipment 0.4%
Cooper-Standard Automotive, Inc. (B)	9.250	03-01-31	117,000	118,374
EchoStar Corp.	10.750	11-30-29	1,147,000	1,239,703
17	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Communications equipment (continued)
Viasat, Inc. (B)	6.500	07-15-28	45,000	$44,913
Viasat, Inc. (B)	7.500	05-30-31	82,000	82,319
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	164,000	167,045
IT services 0.7%
CoreLogic, Inc. (B)	9.000	08-01-31	247,000	245,304
CoreLogic, Inc. (B)	12.000	02-01-32	99,000	94,712
CoreWeave, Inc. (B)	9.000	02-01-31	233,000	208,999
CoreWeave, Inc. (B)	9.250	06-01-30	400,000	371,466
CoreWeave, Inc. (B)	9.625	07-15-32	192,000	169,406
CoreWeave, Inc. (B)	9.750	10-01-31	413,000	369,315
Galaxy Helios Data Centers II LLC (B)	9.875	08-01-31	1,053,000	1,042,920
Yondr JK 1 LLC (B)	6.875	06-30-31	214,000	200,491
Semiconductors and semiconductor equipment 0.2%
Amkor Technology, Inc. (B)	5.875	10-01-33	144,000	141,507
Qnity Electronics, Inc. (B)	6.250	08-15-33	519,000	522,425
Software 1.4%
Cloud Software Group LLC (B)	6.625	08-15-33	253,000	229,407
Cloud Software Group LLC (B)	8.250	06-30-32	1,463,000	1,432,381
Cloud Software Group LLC (B)	9.000	09-30-29	1,016,000	1,018,669
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	320,000	320,249
Core Scientific Finance I LLC (B)	7.750	05-15-31	982,000	952,818
Flash Compute LLC (B)	7.250	12-31-30	189,000	189,980
McAfee Corp. (B)(C)	7.375	02-15-30	236,000	213,454
NCR Voyix Corp. (B)	5.125	04-15-29	15,000	14,625
Rocket Software, Inc. (B)(C)	6.500	02-15-29	70,000	68,614
Stingray Compute LLC (B)	6.000	06-15-31	106,000	103,214
UKG, Inc. (B)	6.875	02-01-31	920,000	907,449
WULF Compute LLC (B)	7.750	10-15-30	243,000	252,502
Technology hardware, storage and peripherals 0.2%
Diebold Nixdorf, Inc. (B)	7.750	03-31-30	53,000	55,308
Seagate Data Storage Technology Pte, Ltd.	9.625	12-01-32	327,800	360,773
Xerox Corp. (B)	10.250	10-15-30	63,000	55,125
Xerox Corp. (B)	13.500	04-15-31	84,000	55,650
Xerox Holdings Corp. (B)	5.500	08-15-28	417,000	228,829
Materials 3.6%				14,537,959
Chemicals 1.1%
Bond US Bidco 1, Inc. (B)	7.125	06-15-33	200,000	203,272
Celanese US Holdings LLC	7.000	02-15-31	179,000	183,989
Celanese US Holdings LLC	7.375	02-15-34	179,000	185,434
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Celanese US Holdings LLC	7.550	11-15-30	243,000	$257,220
FMC Corp.	3.450	10-01-29	110,000	102,148
FMC Corp. (C)	5.650	05-18-33	80,000	73,393
FMC Corp. (B)	8.000	06-01-31	196,000	203,297
GC Treasury Center Company, Ltd. (7.125% to 9-10-35, then 5 Year CMT + 3.162% to 9-10-55, then 5 Year CMT + 3.912%) (A)	7.125	03-10-35	200,000	199,263
Huntsman International LLC	4.500	05-01-29	144,000	139,375
INEOS Finance PLC (B)	6.750	05-15-28	240,000	239,663
INEOS Quattro Finance 2 PLC (B)	9.625	03-15-29	67,000	58,270
Mativ Holdings, Inc. (B)	8.000	10-01-29	24,000	24,588
Olympus Water US Holding Corp. (B)	6.750	08-01-32	756,000	744,860
SCIH Salt Holdings, Inc. (B)	8.000	08-15-32	72,000	72,771
Solstice Advanced Materials, Inc. (B)	5.625	09-30-33	280,000	274,934
Stonepeak Motion Holdco, Ltd. (B)	6.125	07-15-33	355,000	353,036
The Chemours Company (B)	5.750	11-15-28	90,000	89,435
The Chemours Company (B)	8.000	01-15-33	63,000	62,184
Tronox, Inc. (B)	4.625	03-15-29	139,000	93,150
UPL Corp., Ltd.	4.625	06-16-30	200,000	186,116
WR Grace Holdings LLC (B)	5.625	08-15-29	139,000	132,226
WR Grace Holdings LLC (B)	6.625	08-15-32	333,000	320,833
WR Grace Holdings LLC (B)	7.000	08-01-33	273,000	264,524
Construction materials 0.3%
Quikrete Holdings, Inc. (B)	6.375	03-01-32	169,000	171,106
Quikrete Holdings, Inc. (B)	6.750	03-01-33	250,000	253,963
Standard Building Solutions, Inc. (B)	5.875	03-15-34	196,000	189,733
Standard Industries, Inc. (B)	4.375	07-15-30	487,000	462,970
White Cap Supply Holdings LLC (B)	7.375	11-15-30	77,000	78,187
Containers and packaging 1.2%
Ardagh Group SA (B)	9.500	12-01-30	800,065	835,944
Ardagh Group SA (6.000% Cash and 5.000% PIK) (B)	11.000	12-01-30	941,496	901,324
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	117,000	112,299
Clydesdale Acquisition Holdings, Inc. (B)	6.750	04-15-32	407,000	397,418
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	383,000	383,373
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	263,000	259,812
Mauser Packaging Solutions Holding Company (B)	9.250	04-15-30	154,000	153,768
Owens-Brockway Glass Container, Inc. (B)(C)	7.250	05-15-31	1,302,000	1,207,626
19	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Owens-Brockway Glass Container, Inc. (B)(C)	9.500	06-01-33	94,000	$91,974
Sword Purchaser LLC (B)	10.500	04-15-34	151,000	157,554
Trident TPI Holdings, Inc. (B)	12.750	12-31-28	73,000	73,000
Trivium Packaging Finance BV (B)	12.250	01-15-31	73,000	80,883
Metals and mining 0.8%
Amsted Industries, Inc. (B)	6.375	03-15-33	246,000	249,033
Aris Mining Corp. (B)	8.000	10-31-29	200,000	207,000
Champion Iron Canada, Inc. (B)	7.875	07-15-32	184,000	187,656
Cleveland-Cliffs, Inc. (B)	7.000	03-15-32	743,000	749,512
Commercial Metals Company (B)	5.750	11-15-33	144,000	141,748
CSN Inova Ventures (B)	11.000	08-12-30	149,230	116,683
CSN Resources SA (B)	4.625	06-10-31	400,000	249,935
Hybar LLC (B)	7.375	07-01-34	61,000	62,073
JSW Steel, Ltd. (C)	3.950	04-05-27	400,000	399,220
Kaiser Aluminum Corp. (B)	5.875	03-01-34	363,000	355,276
Mineral Resources, Ltd. (B)	6.000	05-01-32	50,000	49,346
Mineral Resources, Ltd. (B)	6.250	05-01-34	50,000	48,973
Novelis Corp. (B)	6.375	08-15-33	387,000	387,942
PLS Group, Ltd. (B)	6.875	05-01-31	24,000	24,508
Skeena Resources, Ltd. (B)	8.500	04-01-31	21,000	22,185
Vedanta Resources Finance II PLC	9.125	10-15-32	200,000	199,732
Paper and forest products 0.2%
Magnera Corp. (B)	7.250	11-15-31	826,000	812,222
Real estate 1.7%				6,689,795
Health care REITs 0.2%
Diversified Healthcare Trust	4.750	02-15-28	63,000	61,602
Diversified Healthcare Trust (B)	7.250	10-15-30	147,000	150,592
MPT Operating Partnership LP	3.500	03-15-31	154,000	95,525
MPT Operating Partnership LP (C)	4.625	08-01-29	104,000	79,419
MPT Operating Partnership LP (C)	5.000	10-15-27	164,000	161,100
MPT Operating Partnership LP (B)	8.500	02-15-32	253,000	256,530
Hotel and resort REITs 0.1%
Service Properties Trust	3.950	01-15-28	50,000	48,426
Service Properties Trust (C)	4.950	10-01-29	90,000	85,260
Service Properties Trust (B)(E)	5.341	09-30-27	94,000	88,784
Service Properties Trust (B)	8.625	11-15-31	164,000	171,750
Service Properties Trust	8.875	06-15-32	80,000	82,536
Real estate management and development 0.8%
Agile Group Holdings, Ltd. (D)	6.050	10-13-25	400,000	8,000
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	97,000	93,915
Anywhere Real Estate Group LLC (B)	7.000	04-15-30	340,241	342,017
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Anywhere Real Estate Group LLC (B)	9.750	04-15-30	480,000	$514,292
China SCE Group Holdings, Ltd. (D)	7.375	04-09-24	200,000	5,000
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (A)	4.600	06-29-27	200,000	111,046
Greystar Real Estate Partners LLC (B)	7.750	09-01-30	169,000	175,658
Kennedy-Wilson, Inc. (B)	7.000	06-01-31	169,000	172,929
Kennedy-Wilson, Inc. (B)	7.250	06-01-33	107,000	108,966
KWG Group Holdings, Ltd. (D)	6.000	01-14-24	237,500	5,463
Longfor Group Holdings, Ltd.	3.950	09-16-29	200,000	170,793
NWD MTN, Ltd.	8.625	02-08-28	200,000	194,841
Pakuwon Jati Tbk PT	4.875	04-29-28	200,000	196,004
PCPD Capital, Ltd.	7.500	05-15-29	200,000	198,586
RKPF Overseas 2019 A, Ltd. (D)	6.000	03-04-29	176,595	33,422
Seazen Group, Ltd.	11.880	06-26-28	200,000	196,975
Sun Hung Kai & Company BVI, Ltd.	6.750	01-22-29	200,000	198,990
The Howard Hughes Corp. (B)	5.875	03-01-32	144,000	141,699
The Howard Hughes Corp. (B)	6.125	03-01-34	144,000	141,380
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	101,012
Residential REITs 0.0%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(B)	9.500	03-30-30	92,000	92,577
Specialized REITs 0.6%
GLP Pte, Ltd.	9.750	05-20-28	200,000	180,893
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	383,000	365,331
Iron Mountain, Inc. (B)	6.250	01-15-35	411,000	406,443
Millrose Properties, Inc. (B)	6.375	08-01-30	246,000	249,422
Outfront Media Capital LLC (B)	6.000	06-15-34	149,000	147,207
Outfront Media Capital LLC (B)	7.375	02-15-31	159,000	164,921
Uniti Group LP (B)	6.500	02-15-29	231,000	228,105
Uniti Group LP (B)	8.625	06-15-32	73,000	75,009
Uniti Group LP (B)	8.625	06-15-32	377,000	387,375
Utilities 5.3%				20,970,875
Electric utilities 2.9%
Aydem Yenilenebilir Enerji AS (B)(C)	9.875	09-30-30	400,000	397,169
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	1,118,000	1,110,598
21	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56	1,000,000	$1,003,189
Entergy Corp. (6.500% to 12-15-36, then 5 Year CMT + 1.878%)	6.500	12-15-56	750,000	748,406
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	367,000	379,185
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56	1,200,000	1,196,631
NRG Energy, Inc. (B)	5.750	01-15-34	952,000	926,702
NRG Energy, Inc. (B)	5.875	05-15-34	717,000	699,098
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	520,000	552,898
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	975,000	955,401
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	360,000	361,806
Puget Energy, Inc. (7.000% to 9-15-31, then 5 Year CMT + 2.961%) (C)	7.000	09-15-56	1,325,000	1,329,936
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (B)(C)	7.000	07-31-56	1,250,000	1,261,983
VoltaGrid LLC (B)	7.375	11-01-30	769,000	773,908
Gas utilities 0.6%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	1,294,000	1,338,462
China Oil & Gas Group, Ltd.	7.000	02-04-29	200,000	193,980
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	900,000	912,353
Independent power and renewable electricity producers 1.1%
Alpha Generation LLC (B)	6.250	01-15-34	184,000	180,303
Alpha Generation LLC (B)	6.750	10-15-32	353,000	355,739
Clearway Energy Operating LLC (B)	5.750	01-15-34	233,000	225,203
ContourGlobal Power Holdings SA (B)	6.750	02-28-30	610,000	620,675
Greenko Wind Projects Mauritius, Ltd.	7.250	09-27-28	197,000	199,352
India Clean Energy Holdings (B)(C)	4.500	04-18-27	300,000	296,913
Renew Treasury IFSC Pvt, Ltd. (B)	6.500	02-02-31	200,000	198,243
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (A)	8.750	06-12-29	200,000	203,436
Talen Energy Supply LLC (B)	6.250	02-01-34	710,000	697,262
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	845,000	$863,893
TransAlta Corp.	5.875	02-01-34	144,000	140,580
XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	276,000	292,348
Multi-utilities 0.7%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	595,000	615,539
Dominion Energy, Inc. (6.150% to 12-15-31, then 5 Year CMT + 1.869%)	6.150	12-15-56	300,000	296,182
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	700,000	686,260
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	350,000	364,015

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	600,000	593,227
Capital preferred securities 0.1%				$260,136
(Cost $292,200)
Financials 0.1%				260,136
Insurance 0.1%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)	7.875	12-15-37	240,000	260,136
Term loans (F) 1.4%				$5,566,157
(Cost $5,918,348)
Communication services 0.0%				142,929
Media 0.0%
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.723	02-19-30	195,624	142,929
Consumer discretionary 0.3%				1,046,052
Hotels, restaurants and leisure 0.3%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.062	06-29-29	1,276,000	1,046,052
Financials 0.4%				1,504,916
Financial services 0.3%
Edelman Financial Engines Center LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.000%)	7.686	12-01-31	1,201,000	1,205,840
23	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 0.1%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	12-29-31	198,006	$198,177
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.482	05-06-32	105,263	100,899
Health care 0.3%				1,051,313
Health care providers and services 0.3%
Bella Holding Company LLC, 2026 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	06-16-33	1,050,000	1,051,313
Industrials 0.4%				1,629,097
Commercial services and supplies 0.2%
Garda World Security Corp., 2026 Term Loan B (3 month CME Term SOFR + 2.750%)	6.513	02-01-29	757,939	756,991
Ground transportation 0.2%
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	8.073	04-29-33	871,000	872,106
Information technology 0.0%				179,200
IT services 0.0%
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.150	11-17-31	177,755	179,200
Materials 0.0%				12,650
Chemicals 0.0%

Trinseo Holding Sarl, 2021 Term Loan B2 (D)	0.000	05-03-28	256,641	12,650
Asset-backed securities 0.0%				$151,002
(Cost $147,027)
Asset-backed securities 0.0%				151,002
MVW LLC
Series 2023-1A, Class D (B)	8.830	10-20-40	147,047	151,002

	Shares	Value
Common stocks 28.4%		$113,450,132
(Cost $101,198,715)
Communication services 1.8%		7,059,083
Diversified telecommunication services 1.5%
AT&T, Inc.	17,001	440,156
Bezeq The Israeli Telecommunication Corp., Ltd.	54,429	143,306
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	24

	Shares	Value
Communication services (continued)
Diversified telecommunication services (continued)
Comcast Corp., Class A	53,325	$1,419,512
HKT Trust & HKT, Ltd.	631,468	982,827
Swisscom AG	384	297,210
Telenor ASA	74,700	1,094,765
Verizon Communications, Inc.	33,726	1,686,975
Media 0.2%
Sirius XM Holdings, Inc.	6,550	184,514
The New York Times Company, Class A	4,789	322,156
Wireless telecommunication services 0.1%
SoftBank Corp.	329,225	487,662
Consumer discretionary 1.2%		4,679,725
Automobiles 0.3%
Mercedes-Benz Group AG	19,380	1,060,586
Broadline retail 0.0%
QVC Group, Inc. (G)	5,559	97,783
Hotels, restaurants and leisure 0.4%
McDonald’s Corp.	3,821	1,006,986
Restaurant Brands International, Inc.	5,378	418,839
Specialty retail 0.3%
Best Buy Company, Inc.	3,025	242,454
Lowe’s Companies, Inc.	1,425	291,698
The Home Depot, Inc.	2,130	698,278
The TJX Companies, Inc.	1,364	182,653
Textiles, apparel and luxury goods 0.2%
LVMH Moet Hennessy Louis Vuitton SE	719	376,952
NIKE, Inc., Class B	7,770	303,496
Consumer staples 2.3%		9,191,496
Beverages 0.6%
PepsiCo, Inc.	7,844	1,100,827
Pernod Ricard SA	13,591	1,016,341
The Coca-Cola Company	2,520	223,448
Consumer staples distribution and retail 0.4%
Kesko OYJ, B Shares	20,070	523,032
Target Corp.	1,863	299,719
Walmart, Inc.	9,132	957,673
Food products 0.1%
Mondelez International, Inc., Class A	3,293	204,397
WH Group, Ltd. (B)	250,904	236,843
Household products 0.1%
Kimberly-Clark Corp.	1,848	199,492
25	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Household products (continued)
The Procter & Gamble Company	2,047	$297,061
Personal care products 0.3%
L’Oreal SA	374	166,526
Unilever PLC	15,050	968,911
Tobacco 0.8%
Altria Group, Inc.	23,792	1,629,276
British American Tobacco PLC	4,309	239,424
Imperial Brands PLC	21,874	747,370
Philip Morris International, Inc.	2,035	381,156
Energy 1.8%		7,157,848
Oil, gas and consumable fuels 1.8%
Aker BP ASA	7,644	293,297
Chevron Corp.	7,375	1,520,283
Enbridge, Inc.	19,927	1,009,614
Equinor ASA	21,361	916,185
ExxonMobil Holdings Corp.	1,351	217,443
Kinder Morgan, Inc.	28,639	923,321
OMV AG	3,598	287,428
ONEOK, Inc.	10,754	1,032,492
Pembina Pipeline Corp.	6,385	311,245
TC Energy Corp.	3,691	231,109
The Williams Companies, Inc.	3,567	267,703
Whitecap Resources, Inc.	11,400	147,728
Financials 8.0%		32,056,224
Banks 4.0%
AIB Group PLC	19,792	251,831
Banco BPM SpA	55,835	1,042,341
Bank of America Corp.	3,695	228,868
Bank of Montreal	1,440	245,453
BOC Hong Kong Holdings, Ltd.	147,414	988,772
CaixaBank SA	43,317	660,491
Canadian Imperial Bank of Commerce	5,495	623,701
First International Bank of Israel, Ltd.	2,769	217,697
HSBC Holdings PLC	12,756	261,287
ING Groep NV	23,728	839,983
Intesa Sanpaolo SpA	89,509	705,169
JPMorgan Chase & Co.	4,953	1,763,367
KBC Group NV	2,518	383,141
Mizrahi Tefahot Bank, Ltd.	9,000	697,879
Oversea-Chinese Banking Corp., Ltd.	43,800	1,083,926
Svenska Handelsbanken AB, A Shares	73,420	1,131,462
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	26

	Shares	Value
Financials (continued)
Banks (continued)
Swedbank AB, A Shares	11,244	$440,487
The Bank of Nova Scotia	13,680	1,252,269
The Toronto-Dominion Bank	4,560	551,661
U.S. Bancorp	20,712	1,275,445
United Overseas Bank, Ltd.	27,111	883,624
Wells Fargo & Company	4,711	406,983
Capital markets 1.9%
Aberdeen Group PLC	198,994	671,728
Amundi SA (B)	2,377	260,200
BlackRock, Inc.	827	955,689
Brookfield Asset Management, Ltd., Class A	2,457	126,506
CME Group, Inc.	1,950	556,725
IGM Financial, Inc.	12,232	761,571
Morgan Stanley	7,320	1,561,502
Partners Group Holding AG	255	230,919
S&P Global, Inc.	1,241	540,877
T. Rowe Price Group, Inc.	14,042	1,562,594
The Goldman Sachs Group, Inc.	219	224,672
Financial services 0.8%
Banca Mediolanum SpA	42,541	1,187,883
Mastercard, Inc., Class A	331	195,062
Mitsubishi HC Capital, Inc.	60,654	528,104
Poste Italiane SpA	10,373	334,652
Unifin Financiera SAB de CV (G)(H)	64,472	0
Visa, Inc., Class A	2,643	1,002,675
Insurance 1.2%
Admiral Group PLC	13,432	728,510
American Financial Group, Inc.	11,157	1,590,430
MS&AD Insurance Group Holdings, Inc.	2,968	94,270
The Progressive Corp.	7,650	1,668,312
Zurich Insurance Group AG	1,283	938,881
Mortgage real estate investment trusts 0.1%
Annaly Capital Management, Inc.	17,392	398,625
Health care 3.0%		12,196,898
Biotechnology 0.0%
Amgen, Inc.	610	262,227
Health care equipment and supplies 0.2%
Abbott Laboratories	1,872	206,594
Medtronic PLC	6,192	561,305
Health care providers and services 0.3%
UnitedHealth Group, Inc.	2,959	1,152,264
27	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 2.5%
AstraZeneca PLC	2,056	$331,464
Bristol-Myers Squibb Company	25,270	1,688,289
Eli Lilly & Company	639	739,150
GSK PLC	16,610	417,735
Johnson & Johnson	895	237,936
Merck & Company, Inc.	10,406	1,537,591
Novartis AG	6,811	1,035,962
Novo Nordisk A/S, Class B	13,830	626,333
Pfizer, Inc.	62,264	1,772,033
Roche Holding AG	2,412	1,051,441
Sanofi SA	6,485	576,574
Industrials 3.5%		13,886,412
Aerospace and defense 0.2%
Carpenter Technology Corp.	826	393,523
Kongsberg Gruppen ASA	4,063	137,718
Rheinmetall AG	76	97,845
RTX Corp.	823	170,962
Air freight and logistics 0.5%
DHL Group	7,697	499,954
United Parcel Service, Inc., Class B	14,726	1,534,891
Construction and engineering 0.2%
Comfort Systems USA, Inc.	196	302,942
Kandenko Company, Ltd.	11,972	409,440
Obayashi Corp.	5,737	107,009
Electrical equipment 0.5%
Eaton Corp. PLC	871	350,037
Emerson Electric Company	4,394	669,821
Rockwell Automation, Inc.	1,046	443,954
Schneider Electric SE	1,262	431,958
Vertiv Holdings Company, Class A	1,066	275,796
Industrial conglomerates 0.3%
Hitachi, Ltd.	12,068	409,693
Jardine Matheson Holdings, Ltd.	6,525	384,151
Siemens AG	1,184	392,506
Machinery 0.6%
Amada Company, Ltd.	16,723	268,822
Komatsu, Ltd.	4,353	201,314
Valmet OYJ	33,993	1,130,200
Volvo AB, B Shares	11,974	431,905
Yangzijiang Shipbuilding Holdings, Ltd.	85,600	325,172
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	28

	Shares	Value
Industrials (continued)
Marine transportation 0.1%
Kawasaki Kisen Kaisha, Ltd.	13,974	$290,740
Passenger airlines 0.1%
Exchange Income Corp.	2,934	253,464
Professional services 0.2%
Paychex, Inc.	5,248	668,280
Trading companies and distributors 0.8%
Fastenal Company	26,028	1,283,441
ITOCHU Corp.	51,451	678,613
Marubeni Corp.	13,259	405,647
Sumitomo Corp.	83,904	936,614
Information technology 3.6%		14,353,781
Electronic equipment, instruments and components 0.2%
Amphenol Corp., Class A	1,666	264,144
Venture Corp., Ltd.	22,965	305,208
IT services 0.5%
Accenture PLC, Class A	2,787	528,861
Capgemini SE	933	116,057
IBM Corp.	4,121	963,778
Obic Company, Ltd.	12,467	396,641
Semiconductors and semiconductor equipment 1.7%
Advantest Corp.	1,484	310,582
Analog Devices, Inc.	1,555	563,128
Applied Materials, Inc.	2,255	1,033,669
ASML Holding NV	619	1,049,844
Disco Corp.	693	248,783
KLA Corp.	2,104	369,147
Lam Research Corp.	2,980	898,440
NVIDIA Corp.	4,176	921,977
Qualcomm, Inc.	5,094	868,425
Tokyo Electron, Ltd.	1,895	663,253
Software 0.7%
Constellation Software, Inc.	117	264,966
Intuit, Inc.	1,444	518,829
Open Text Corp.	13,738	342,769
Oracle Corp.	5,737	855,501
SAP SE	3,369	741,483
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	2,954	935,975
Brother Industries, Ltd.	12,368	378,251
Canon, Inc.	16,919	493,487
Seagate Technology Holdings PLC	387	320,583
29	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 0.4%		$1,497,468
Chemicals 0.2%
Tosoh Corp.	42,051	698,678
Metals and mining 0.1%
Rio Tinto PLC	5,127	525,494
Paper and forest products 0.1%
UPM-Kymmene OYJ	9,789	273,296
Real estate 2.1%		8,529,901
Diversified REITs 0.1%
Land Securities Group PLC	20,694	190,776
Stockland	87,390	272,802
Health care REITs 0.1%
CareTrust REIT, Inc.	4,658	181,429
Hotel and resort REITs 0.4%
Host Hotels & Resorts, Inc.	15,736	345,090
Invincible Investment Corp.	2,365	919,428
Japan Hotel REIT Investment Corp.	475	246,703
Industrial REITs 0.1%
LondonMetric Property PLC	95,885	243,003
Prologis, Inc.	1,497	209,460
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	25,633	147,761
Sino Land Company, Ltd.	186,651	245,815
Retail REITs 0.6%
Frasers Centrepoint Trust	253,912	433,504
Simon Property Group, Inc.	7,489	1,590,064
SmartCentres Real Estate Investment Trust	27,314	541,570
Specialized REITs 0.7%
Gaming and Leisure Properties, Inc.	32,461	1,365,634
Public Storage	607	186,343
VICI Properties, Inc.	54,991	1,410,519
Utilities 0.7%		2,841,296
Electric utilities 0.5%
Duke Energy Corp.	1,853	222,193
Edison International	3,459	186,717
NextEra Energy, Inc.	2,587	213,014
Origin Energy, Ltd.	21,054	175,278
Power Assets Holdings, Ltd.	82,584	634,057
Redeia Corp. SA	15,048	266,715
The Southern Company	2,599	228,712
Gas utilities 0.1%
Snam SpA	80,998	545,105
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	30

	Shares	Value
Utilities (continued)
Multi-utilities 0.1%

National Grid PLC	23,422	$369,505
Preferred securities 3.3%		$12,996,762
(Cost $13,465,364)
Communication services 0.6%		2,437,601
Diversified telecommunication services 0.3%
AT&T, Inc., 5.350%	59,000	1,144,010
Interactive media and services 0.1%
Alphabet, Inc., Series A, 6.250%	4,550	220,493
Alphabet, Inc., Series B, 6.250%	4,600	220,800
Wireless telecommunication services 0.2%
Array Digital Infrastructure, Inc., 5.500%	1,468	24,648
Array Digital Infrastructure, Inc., 6.250%	600	11,400
Telephone & Data Systems, Inc., 6.625%	25,125	527,625
T-Mobile USA, Inc., 6.250%	12,500	288,625
Energy 0.1%		549,000
Oil, gas and consumable fuels 0.1%
TransCanada PipeLines, Ltd., 6.250%	25,000	549,000
Financials 0.9%		3,514,401
Banks 0.4%
Bank of America Corp., 7.250%	100	128,538
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	27,775	716,873
M&T Bank Corp., 6.625% (C)	30,000	756,600
Capital markets 0.3%
KKR & Company, Inc., 6.250% (C)	25,650	1,247,103
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	153,259
Insurance 0.1%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	12,171	302,328
F&G Annuities & Life, Inc., 7.300%	10,000	209,700
Information technology 0.5%		1,797,335
Software 0.5%
Oracle Corp., 6.500% (C)	15,750	735,210
Strategy, Inc., 10.000% (C)	14,650	1,062,125
Real estate 0.1%		207,247
Hotel and resort REITs 0.1%
Pebblebrook Hotel Trust, 6.375%	10,275	207,247
31	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 1.1%		$4,491,178
Electric utilities 1.1%
Duke Energy Corp., 7.750%	20,000	988,200
NextEra Energy Capital Holdings, Inc., 6.500%	29,000	678,600
NextEra Energy, Inc., 7.299%	5,750	293,538
NextEra Energy, Inc., 7.375%	10,000	454,100
PPL Corp., 7.000%	19,500	900,120
The Southern Company, 4.200%	13,900	219,620
The Southern Company, 7.125%	20,000	957,000

	Rate (%)	Maturity date	Shares	Value
Mandatory exchangeable notes 5.4%				$21,251,275
(Cost $20,044,041)
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $257.98; Cap Price: $283.78)	9.040	04-21-27	3,876	1,082,943
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $277.14; Cap Price: $304.86)	7.760	12-18-26	7,230	2,145,219
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Apple, Inc. (Issue Price: $309.53; Cap Price: $355.96)	7.090	08-18-27	6,398	2,006,387
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Cisco Systems, Inc. (Issue Price: $96.90; Cap Price: $124.04)	7.030	05-19-27	15,241	1,621,971
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Cummins, Inc. (Issue Price: $681.96; Cap Price: $893.37)	6.640	05-19-27	1,991	1,176,580
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Micron Technology, Inc. (Issue Price: $731.11; Cap Price: $1,352.55)	14.720	05-19-27	1,999	1,866,611
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of NVIDIA Corp. (Issue Price: $181.33; Cap Price: $226.66)	9.560	04-21-27	5,514	1,132,057
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of NVIDIA Corp. (Issue Price: $217.92; Cap Price: $283.30)	8.590	08-18-27	4,551	1,010,381
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	32

	Rate (%)	Maturity date	Shares	Value
Goldman Sachs Bank Mandatory Exchangeable Note, linked to common stock of Texas Instruments, Inc. (Issue Price: $289.74; Cap Price: $391.15)	8.370	05-19-27	5,202	$1,404,410
UBS Group AG Mandatory Exchangeable Note, linked to common stock of Broadcom, Inc. (Issue Price: $429.95; Cap Price: $644.93)	7.990	05-19-27	5,020	1,932,491
UBS Group AG Mandatory Exchangeable Note, linked to common stock of Microsoft Corp. (Issue Price: $416.65; Cap Price: $520.81)	5.650	05-19-27	7,658	3,602,896
UBS Group AG Mandatory Exchangeable Note, linked to common stock of NVIDIA Corp. (Issue Price: $183.20; Cap Price: $229.00)	10.050	03-17-27	10,906	2,269,329

	Par value^	Value
Escrow certificates 0.0%		$83,744
(Cost $294,500)
Liberty Media Corp. (G)(H)	385,000	0
QVC Group, Inc. (G)(H)	546,000	58,094
Unifin Financiera SAB de CV (G)	475,000	25,650

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.4%				$33,466,928
(Cost $33,467,670)
U.S. Government 1.2%				4,963,993
U.S. Treasury Bill	3.617	03-18-27	1,000,000	979,271
U.S. Treasury Bill	3.704	10-08-26	4,000,000	3,984,722

	Yield (%)	Shares	Value
Short-term funds 7.2%			28,502,935
John Hancock Collateral Trust (I)	3.6571(J)	2,850,322	28,502,935

Total investments (Cost $401,277,740) 103.4%	$412,091,525
Other assets and liabilities, net (3.4%)	(13,389,619)
Total net assets 100.0%	$398,701,906

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro

33	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $164,659,389 or 41.3% of the fund’s net assets as of 8-31-26.
(C)	All or a portion of this security is on loan as of 8-31-26.
(D)	Non-income producing - Issuer is in default.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $17,781,326.
(J)	The rate shown is the annualized seven-day yield as of 8-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-26:
United States	69.9%
Canada	5.7%
Japan	3.2%
United Kingdom	2.4%
Hong Kong	1.9%
France	1.7%
Luxembourg	1.3%
Switzerland	1.2%
Germany	1.0%
Singapore	1.0%
Other countries	10.7%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	34

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	68.00	Sep 2026	19	1,900	$1,539	$(399)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	70.00	Sep 2026	29	2,900	1,929	(406)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	69.00	Sep 2026	10	1,000	590	(460)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	70.00	Sep 2026	21	2,100	1,543	(578)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	70.00	Sep 2026	29	2,900	1,441	(1,441)
							$7,042	$(3,284)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	65.00	Sep 2026	94	9,400	$15,329	$(1,175)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	66.50	Sep 2026	92	9,200	13,523	(5,520)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	66.00	Sep 2026	91	9,100	14,148	(7,326)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	66.50	Sep 2026	92	9,200	16,421	(9,108)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	67.00	Sep 2026	40	4,000	5,074	(5,074)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	67.50	Sep 2026	40	4,000	5,756	(5,756)
							$70,251	$(33,959)
							$77,293	$(37,243)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	FTSE 100 Index	GBP	11,050.00	Sep 2026	20	20	$997	$(36)
GSI	FTSE 100 Index	GBP	11,000.00	Sep 2026	18	18	782	(420)
GSI	Nikkei 225 Index	JPY	70,000.00	Sep 2026	707	707	3,408	(165)
GSI	Nikkei 225 Index	JPY	72,000.00	Sep 2026	410	410	1,897	(126)
GSI	Nikkei 225 Index	JPY	68,500.00	Sep 2026	727	727	3,471	(2,995)
GSI	Nikkei 225 Index	JPY	68,750.00	Sep 2026	1,140	1,140	4,018	(4,018)
							$14,573	$(7,760)
Exchange-traded	EURO STOXX 50 Index	EUR	6,700.00	Sep 2026	22	220	7,738	(77)
35	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	6,700.00	Sep 2026	9	90	$3,365	$(105)
Exchange-traded	EURO STOXX 50 Index	EUR	6,600.00	Sep 2026	12	120	4,769	(2,328)
Exchange-traded	EURO STOXX 50 Index	EUR	6,600.00	Sep 2026	1	10	416	(416)
Exchange-traded	FTSE 100 Index	GBP	11,000.00	Sep 2026	1	10	612	(457)
Exchange-traded	S&P 500 Index	USD	7,925.00	Sep 2026	2	200	7,822	(25)
Exchange-traded	S&P 500 Index	USD	8,000.00	Sep 2026	3	300	9,275	(128)
Exchange-traded	S&P 500 Index	USD	7,800.00	Sep 2026	4	400	15,806	(13,000)
Exchange-traded	S&P 500 Index	USD	7,825.00	Sep 2026	5	500	17,331	(17,331)
							$67,134	$(33,867)
Puts
GSI	FTSE 100 Index	GBP	10,850.00	Sep 2026	11	11	$1,750	$(905)
GSI	FTSE 100 Index	GBP	10,775.00	Sep 2026	11	11	1,591	(741)
GSI	Nikkei 225 Index	JPY	67,125.00	Sep 2026	570	570	7,056	(4,636)
GSI	Nikkei 225 Index	JPY	68,750.00	Sep 2026	580	580	6,969	(10,026)
GSI	Nikkei 225 Index	JPY	65,500.00	Sep 2026	581	581	6,953	(4,150)
GSI	Nikkei 225 Index	JPY	66,375.00	Sep 2026	583	583	5,540	(5,540)
							$29,859	$(25,998)
Exchange-traded	EURO STOXX 50 Index	EUR	6,550.00	Sep 2026	7	70	6,648	(9,956)
Exchange-traded	EURO STOXX 50 Index	EUR	6,550.00	Sep 2026	13	130	11,888	(20,038)
Exchange-traded	EURO STOXX 50 Index	EUR	6,450.00	Sep 2026	5	50	4,964	(5,053)
Exchange-traded	EURO STOXX 50 Index	EUR	6,475.00	Sep 2026	7	70	7,239	(7,239)
Exchange-traded	FTSE 100 Index	GBP	10,825.00	Sep 2026	1	10	1,449	(1,223)
Exchange-traded	S&P 500 Index	USD	7,760.00	Sep 2026	3	300	28,426	(22,350)
Exchange-traded	S&P 500 Index	USD	7,810.00	Sep 2026	3	300	29,211	(36,972)
Exchange-traded	S&P 500 Index	USD	7,650.00	Sep 2026	3	300	27,729	(17,250)
Exchange-traded	S&P 500 Index	USD	7,675.00	Sep 2026	2	200	17,797	(17,797)
							$135,351	$(137,878)
							$246,917	$(205,503)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	36

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $402,051,082. Net unrealized appreciation aggregated to $9,797,697, of which $17,840,133 related to gross unrealized appreciation and $8,042,436 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
37	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $372,774,949) including $17,296,412 of securities loaned	$383,588,590
Affiliated investments, at value (Cost $28,502,791)	28,502,935
Total investments, at value (Cost $401,277,740)	412,091,525
Cash	365,982
Foreign currency, at value (Cost $649,338)	655,191
Dividends and interest receivable	4,709,761
Receivable for fund shares sold	78,752
Receivable for securities lending income	20,482
Receivable from affiliates	3,073
Other assets	18,837
Total assets	417,943,603
Liabilities
Written options, at value (Premiums received $324,210)	242,746
Payable for investments purchased	665,337
Payable for fund shares repurchased	428,727
Payable upon return of securities loaned	17,782,510
Payable to affiliates
Accounting and legal services fees	18,129
Transfer agent fees	1,569
Trustees’ fees	167
Other liabilities and accrued expenses	102,512
Total liabilities	19,241,697
Net assets	$398,701,906
Commitments and contingencies (See Note 2)
Net assets consist of
Paid-in capital	$389,150,603
Total distributable earnings (loss)	9,551,303
Net assets	$398,701,906
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	38

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($11,933,339 ÷ 1,203,265 shares)[1]	$9.92
Class C ($1,360,239 ÷ 137,828 shares)[1]	$9.87
Class I ($3,812,774 ÷ 384,102 shares)	$9.93
Class R6 ($1,847,207 ÷ 185,822 shares)	$9.94
Class NAV ($379,748,347 ÷ 35,851,273 shares)	$10.59
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$10.39

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
39	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Interest	$10,636,465
Dividends	2,867,717
Dividends from affiliated investments	409,342
Securities lending, net	112,756
Less foreign taxes withheld	(143,703)
Total investment income	13,882,577
Expenses
Investment management fees	969,276
Distribution and service fees	34,316
Accounting and legal services fees	40,231
Transfer agent fees	14,541
Trustees’ fees	3,371
Custodian fees	73,801
State registration fees	71,310
Printing and postage	18,959
Professional fees	80,013
Other	20,263
Total expenses	1,326,081
Less expense reductions	(75,914)
Net expenses	1,250,167
Net investment income	12,632,410
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	6,332,059
Affiliated investments	(5,514)
Forward foreign currency contracts	(13,044)
Written options	1,207,031
Swap contracts	124,675
7,645,207
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,966,271
Affiliated investments	(445)
Forward foreign currency contracts	13,787
Written options	60,877
7,040,490
Net realized and unrealized gain	14,685,697
Increase in net assets from operations	$27,318,107
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	40

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$12,632,410	$6,040,346
Net realized gain	7,645,207	4,156,055
Change in net unrealized appreciation (depreciation)	7,040,490	402,837
Increase in net assets resulting from operations	27,318,107	10,599,238
Distributions to shareholders
From earnings
Class A	(538,518)	(358,971)
Class C	(40,430)	(19,921)
Class I	(121,594)	(69,543)
Class R6	(90,755)	(76,019)
Class NAV	(12,114,763)	(5,738,360)
Total distributions	(12,906,060)	(6,262,814)
From fund share transactions	272,057,506	(7,229,717)
Total increase (decrease)	286,469,553	(2,893,293)
Net assets
Beginning of year	112,232,353	115,125,646
End of year	$398,701,906	$112,232,353
41	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$9.51	$9.17	$8.42	$8.65	$10.52
Net investment income[1]	0.49	0.47	0.43	0.43	0.39
Net realized and unrealized gain (loss) on investments	0.43	0.39	0.79	(0.12)	(1.28)
Total from investment operations	0.92	0.86	1.22	0.31	(0.89)
Less distributions
From net investment income	(0.51)	(0.52)	(0.47)	(0.47)	(0.44)
From net realized gain	—	—	—	(0.07)	(0.54)
Total distributions	(0.51)	(0.52)	(0.47)	(0.54)	(0.98)
Net asset value, end of period	$9.92	$9.51	$9.17	$8.42	$8.65
Total return (%)[2,3]	9.91	9.66	14.91	3.76	(9.20)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$8	$6	$6	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	1.01	1.00	0.99	0.95
Expenses including reductions	0.88	0.88	0.89	0.89	0.89
Net investment income	5.08	5.10	4.95	5.02	4.09
Portfolio turnover (%)	47	63	46	59	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	42

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$9.46	$9.12	$8.38	$8.60	$10.47
Net investment income[1]	0.42	0.40	0.36	0.36	0.32
Net realized and unrealized gain (loss) on investments	0.42	0.38	0.78	(0.11)	(1.28)
Total from investment operations	0.84	0.78	1.14	0.25	(0.96)
Less distributions
From net investment income	(0.43)	(0.44)	(0.40)	(0.40)	(0.37)
From net realized gain	—	—	—	(0.07)	(0.54)
Total distributions	(0.43)	(0.44)	(0.40)	(0.47)	(0.91)
Net asset value, end of period	$9.87	$9.46	$9.12	$8.38	$8.60
Total return (%)[2,3]	9.09	8.85	13.95	3.08	(9.88)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[4]	$—[4]	$—[4]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	1.76	1.75	1.74	1.70
Expenses including reductions	1.63	1.63	1.64	1.64	1.64
Net investment income	4.36	4.32	4.20	4.20	3.35
Portfolio turnover (%)	47	63	46	59	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
43	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$9.52	$9.18	$8.43	$8.66	$10.54
Net investment income[1]	0.52	0.50	0.45	0.44	0.42
Net realized and unrealized gain (loss) on investments	0.42	0.38	0.79	(0.11)	(1.29)
Total from investment operations	0.94	0.88	1.24	0.33	(0.87)
Less distributions
From net investment income	(0.53)	(0.54)	(0.49)	(0.49)	(0.47)
From net realized gain	—	—	—	(0.07)	(0.54)
Total distributions	(0.53)	(0.54)	(0.49)	(0.56)	(1.01)
Net asset value, end of period	$9.93	$9.52	$9.18	$8.43	$8.66
Total return (%)[2]	10.19	9.94	15.19	4.03	(8.96)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$1	$—[3]	$—[3]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.76	0.75	0.74	0.70
Expenses including reductions	0.63	0.63	0.64	0.63	0.64
Net investment income	5.37	5.44	5.20	5.11	4.50
Portfolio turnover (%)	47	63	46	59	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	44

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$9.53	$9.19	$8.44	$8.67	$10.55
Net investment income[1]	0.53	0.50	0.46	0.46	0.43
Net realized and unrealized gain (loss) on investments	0.43	0.39	0.79	(0.12)	(1.29)
Total from investment operations	0.96	0.89	1.25	0.34	(0.86)
Less distributions
From net investment income	(0.55)	(0.55)	(0.50)	(0.50)	(0.48)
From net realized gain	—	—	—	(0.07)	(0.54)
Total distributions	(0.55)	(0.55)	(0.50)	(0.57)	(1.02)
Net asset value, end of period	$9.94	$9.53	$9.19	$8.44	$8.67
Total return (%)[2]	10.31	10.05	15.30	4.14	(8.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	0.65	0.64	0.64	0.60
Expenses including reductions	0.53	0.53	0.53	0.53	0.53
Net investment income	5.44	5.46	5.31	5.37	4.60
Portfolio turnover (%)	47	63	46	59	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
45	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.13	$9.73	$8.91	$9.12	$11.04
Net investment income[1]	0.57	0.53	0.49	0.48	0.45
Net realized and unrealized gain (loss) on investments	0.44	0.42	0.83	(0.12)	(1.35)
Total from investment operations	1.01	0.95	1.32	0.36	(0.90)
Less distributions
From net investment income	(0.55)	(0.55)	(0.50)	(0.50)	(0.48)
From net realized gain	—	—	—	(0.07)	(0.54)
Total distributions	(0.55)	(0.55)	(0.50)	(0.57)	(1.02)
Net asset value, end of period	$10.59	$10.13	$9.73	$8.91	$9.12
Total return (%)[2]	10.19	10.12	15.29	4.17	(8.81)
Ratios and supplemental data
Net assets, end of period (in millions)	$380	$101	$107	$109	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.65	0.64	0.63	0.59
Expenses including reductions	0.52	0.52	0.52	0.52	0.52
Net investment income	5.50	5.43	5.31	5.34	4.44
Portfolio turnover (%)	47	63	46	59	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	46

Notes to financial statements
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
47	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$218,970	—	$218,970	—
Foreign government obligations	3,105,306	—	3,105,306	—
Corporate bonds	221,541,113	—	221,541,113	—
Capital preferred securities	260,136	—	260,136	—
Term loans	5,566,157	—	5,566,157	—
Asset-backed securities	151,002	—	151,002	—
Common stocks	113,450,132	$66,577,911	46,872,221	—
Preferred securities	12,996,762	12,996,762	—	—
Mandatory exchangeable notes	21,251,275	—	21,251,275	—
Escrow certificates	83,744	—	25,650	$58,094
Short-term investments	33,466,928	28,502,935	4,963,993	—
Total investments in securities	$412,091,525	$108,077,608	$303,955,823	$58,094
Derivatives:
Liabilities
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	48

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Written options	$(242,746)	$(208,988)	$(33,758)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2026, the fund had $234,133 in unfunded loan commitments outstanding.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Equity-linked notes. The fund may invest in equity-linked notes (ELNs). ELNs are hybrid structured investments that combine the characteristics of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index) and a related equity derivative, typically in the form of a note paying a stated interest rate. ELNs are issued by counterparties, including banks, broker-dealers or their affiliates, and are designed to offer a return linked to the underlying securities within the ELN.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
49	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $17,296,412 and received $17,782,510 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	50

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $1,223.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $1,507,734 and a long-term capital loss carryforward of $2,307,790 available to offset future net realized capital gains. These carryforwards do not expire.
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$12,906,060	$6,262,814
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $3,209,917 of undistributed ordinary income and $351,464 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
51	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	52

contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $2.2 million, as measured at each quarter end. There were no open forward foreign currency contracts as of August 31, 2026.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2026, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $46,700 to $242,700, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
53	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended August 31, 2026, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging up to $25.2 million. There were no open CDS contracts where the fund acted as seller as of August 31, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(242,746)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	$(13,044)	—	—	$(13,044)
Credit	—	—	$124,675	124,675
Equity	—	$1,207,031	—	1,207,031
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	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Swap contracts	Total
Total	$(13,044)	$1,207,031	$124,675	$1,318,662
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$13,787	—	$13,787
Equity	—	$60,877	60,877
Total	$13,787	$60,877	$74,664
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense,
55	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$6,782
Class C	493
Class I	1,101
Class	Expense reduction
Class R6	$1,073
Class NAV	66,465
Total	$75,914

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.39% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,637 for the year ended August 31, 2026. Of this amount, $358 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,279 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
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Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $173 and $50 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$25,421	$11,145
Class C	8,895	975
Class I	—	2,340
Class R6	—	81
Total	$34,316	$14,541
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	402,251	$3,897,829	306,552	$2,862,295
Distributions reinvested	55,065	535,068	38,734	357,819
Repurchased	(139,353)	(1,353,106)	(104,535)	(965,373)
Net increase	317,963	$3,079,791	240,751	$2,254,741
Class C shares
Sold	91,013	$882,320	15,365	$142,131
Distributions reinvested	4,169	40,430	2,170	19,921
Repurchased	(4,281)	(41,499)	(21,220)	(193,895)
Net increase (decrease)	90,901	$881,251	(3,685)	$(31,843)
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	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	323,963	$3,165,442	168,737	$1,558,999
Distributions reinvested	12,461	121,594	7,535	69,543
Repurchased	(71,585)	(697,781)	(104,132)	(961,979)
Net increase	264,839	$2,589,255	72,140	$666,563
Class R6 shares
Sold	60,154	$590,992	77,971	$721,040
Distributions reinvested	9,322	90,755	8,213	76,019
Repurchased	(32,449)	(319,154)	(66,178)	(614,131)
Net increase	37,027	$362,593	20,006	$182,928
Class NAV shares
Sold	28,205,816	$289,286,223	52,081	$507,907
Distributions reinvested	1,162,743	12,114,763	585,002	5,738,360
Repurchased	(3,472,649)	(36,256,370)	(1,689,159)	(16,548,373)
Net increase (decrease)	25,895,910	$265,144,616	(1,052,076)	$(10,302,106)
Total net increase (decrease)	26,606,640	$272,057,506	(722,864)	$(7,229,717)
Affiliates of the fund owned 80% and 100% of shares of Class R6 and Class NAV, respectively on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $363,404,098 and $103,693,283, respectively, for the year ended August 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 95.2% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	20.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	19.5%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	17.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	7.3%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	7.1%
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Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,850,322	$6,415,977	$411,247,326	$(389,154,409)	$(5,514)	$(445)	$522,098	—	$28,502,935

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multi-Asset High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Multi-Asset High Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	60

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
61	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Multi-Asset High Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	62

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
63	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, and ten-year periods ended December 31, 2025, and outperformed its benchmark index for the five-year period ended December 31, 2025. The Board also noted that the fund outperformed its peer group median for the one-, three-, and five-year periods ended December 31, 2025, and underperformed its peer group median for the ten-year period ended December 31, 2025. The Board took into account that certain changes were made to the Fund’s investment process in June 2020. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the five-year period and the peer group median for the one-, three-, and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and that net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	64

assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
65	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	66

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
67	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	68

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889532	448A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Opportunistic Fixed Income Fund
Fixed income
August 31, 2026

John Hancock
Opportunistic Fixed Income Fund

2	Fund’s investments
54	Financial statements
58	Financial highlights
63	Notes to financial statements
78	Report of independent registered public accounting firm
79	Tax information
80	Evaluation of advisory and subadvisory agreements by the Board of Trustees
87	Other N-CSR Items
1	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Fund’s investments
AS OF 8-31-26
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 27.5%				$38,507,010
(Cost $39,064,165)
U.S. Government 11.2%				15,727,930
U.S. Treasury
Bond	1.250	05-15-50	1,645,000	745,776
Bond (A)	1.875	02-15-51	1,520,000	804,947
Bond	4.250	02-15-54	20,000	17,030
Bond (A)	5.000	05-15-56	570,000	549,338
Bond	5.125	08-15-46	101,200	99,809
Inflation Protected Security	0.250	02-15-50	2,650,144	1,424,149
Inflation Protected Security	0.750	02-15-42	1,441,138	1,068,024
Inflation Protected Security (A)	1.250	04-15-31	8,048,312	7,729,494
Inflation Protected Security	1.875	01-15-36	1,176,911	1,123,296
Inflation Protected Security	2.125	02-15-54	647,515	539,621
Inflation Protected Security (A)	2.375	02-15-56	1,741,630	1,529,349
Note	3.500	09-30-29	40,000	38,952
Note	4.500	05-31-29	58,000	58,145
U.S. Government Agency 16.3%				22,779,080
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	5.000	07-01-40	39,249	39,159
15 Yr Pass Thru	5.500	09-01-40	311,043	315,333
30 Yr Pass Thru	5.000	08-01-56	213,288	206,010
Federal National Mortgage Association
15 Yr Pass Thru (B)	3.000	TBA	300,000	279,492
15 Yr Pass Thru (B)	5.000	TBA	30,000	29,859
15 Yr Pass Thru	5.000	08-01-40	122,018	121,700
15 Yr Pass Thru (B)	5.500	TBA	940,000	949,327
15 Yr Pass Thru	6.000	07-01-38	79,559	81,608
15 Yr Pass Thru	6.000	09-01-38	72,119	73,976
30 Yr Pass Thru (B)	2.000	TBA	1,240,000	967,297
30 Yr Pass Thru (B)	2.500	TBA	130,000	106,102
30 Yr Pass Thru (B)	3.000	TBA	850,000	723,793
30 Yr Pass Thru (B)	3.500	TBA	310,000	275,064
30 Yr Pass Thru (B)	4.000	TBA	1,060,000	967,705
30 Yr Pass Thru (B)	4.500	TBA	450,000	422,561
30 Yr Pass Thru (B)	5.000	TBA	7,659,000	7,392,730
30 Yr Pass Thru	5.000	05-01-56	987,858	954,151
30 Yr Pass Thru	5.000	05-01-56	360,627	348,322
30 Yr Pass Thru	5.000	06-01-56	49,347	47,663
30 Yr Pass Thru (B)	5.500	TBA	2,606,000	2,580,347
30 Yr Pass Thru (B)	5.500	TBA	2,575,000	2,545,730
30 Yr Pass Thru (B)	6.000	TBA	450,000	455,097
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (B)	6.000	TBA		450,000	$454,376
30 Yr Pass Thru (B)	6.500	TBA		230,000	236,648
30 Yr Pass Thru (B)	6.500	TBA		235,000	242,197
Government National Mortgage Association
30 Yr Pass Thru (B)	4.500	TBA		530,000	496,813
30 Yr Pass Thru (B)	5.000	TBA		140,000	135,755
30 Yr Pass Thru (B)	5.500	TBA		175,000	174,129

30 Yr Pass Thru (B)	6.000	TBA		1,140,000	1,156,136
Foreign government obligations 33.1%					$46,413,343
(Cost $45,672,872)
Argentina 0.1%					200,208
Republic of Argentina
Bond (4.125% to 7-29-27, then 4.750% to 7-29-28, then 5.000% thereafter)	4.125	07-09-35		265,000	200,208
Australia 2.0%					2,771,881
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	905,000	315,052
Bond	4.750	06-21-54	AUD	2,955,000	1,865,500
Inflation-Linked Bond	1.297	02-21-50	AUD	1,025,000	591,329
Brazil 7.2%					10,023,552
Federative Republic of Brazil
Bill (C)	13.523	01-01-28	BRL	338,000	54,927
Bill (C)	14.083	01-01-30	BRL	390,000	48,178
Note	6.000	05-15-55	BRL	444,000	345,454
Note	10.000	01-01-29	BRL	6,454,000	1,158,385
Note	10.000	01-01-31	BRL	1,159,000	193,614
Note	10.000	01-01-33	BRL	191,000	30,285
Note	10.000	01-01-35	BRL	32,527,000	5,028,988
Note	10.000	01-01-37	BRL	21,364,000	3,163,721
Bulgaria 0.1%					196,439
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	71,000	42,770
Bond	3.625	09-05-32	EUR	45,000	51,880
Bond	4.125	05-07-38	EUR	67,000	75,238
Bond	4.125	07-18-45	EUR	25,000	26,551
Cameroon 0.1%					197,754
Republic of Cameroon
Bond	8.875	01-30-33		200,000	197,754
Chile 0.9%					1,214,441
Republic of Chile
Bond	2.000	03-01-35	CLP	122,524,620	127,407
3	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile (continued)
Bond	4.375	08-03-38	EUR	290,000	$332,401
Bond	4.375	08-03-38	EUR	195,000	223,511
Bond	4.750	08-03-46	EUR	135,000	155,873
Bond	4.750	08-03-46	EUR	325,000	375,249
Colombia 3.0%					4,265,366
Republic of Colombia
Bond	6.250	07-09-36	COP	283,100,000	56,869
Bond	7.000	03-26-31	COP	27,800,000	7,022
Bond	7.000	06-30-32	COP	8,046,700,000	1,947,031
Bond	7.250	10-18-34	COP	594,700,000	135,564
Bond	9.250	05-28-42	COP	757,400,000	180,331
Bond	11.750	01-24-35	COP	5,658,600,000	1,673,756
Bond	12.750	11-28-40	COP	576,700,000	178,096
Bond	13.250	02-09-33	COP	273,000,000	86,697
Czech Republic 2.4%					3,314,225
Czech Republic
Bond	1.500	04-24-40	CZK	2,000,000	61,272
Bond	1.950	07-30-37	CZK	960,000	34,009
Bond	2.000	10-13-33	CZK	3,730,000	148,024
Bond	3.000	03-03-33	CZK	460,000	19,832
Bond	3.500	05-30-35	CZK	16,430,000	706,479
Bond	3.500	05-30-35	CZK	33,750,000	1,451,228
Bond	4.000	04-04-44	CZK	14,180,000	575,319
Bond	4.200	12-04-36	CZK	710,000	31,770
Bond	4.250	10-24-34	CZK	370,000	16,891
Bond	4.500	11-11-32	CZK	1,050,000	49,602
Bond	5.300	09-19-35	CZK	4,510,000	219,799
Hungary 0.1%					194,410
Republic of Hungary
Bond	3.000	10-27-38	HUF	1,470,000	3,594
Bond	3.000	10-27-38	HUF	12,330,000	30,148
Bond	4.750	11-24-32	HUF	43,760,000	133,381
Bond	7.000	10-24-35	HUF	3,670,000	12,806
Bond	7.000	10-24-35	HUF	4,150,000	14,481
Iceland 0.9%					1,229,288
Republic of Iceland
Bond	3.500	09-17-29	ISK	52,209,498	424,292
Bond	4.500	02-17-42	ISK	24,205,000	153,767
Bond	7.000	09-17-35	ISK	78,755,000	651,229
India 0.4%					573,945
Republic of India
Bond	6.330	05-05-35	INR	7,800,000	78,609
Bond	6.480	10-06-35	INR	6,680,000	67,891
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
India (continued)
Bond	6.790	10-07-34	INR	4,460,000	$46,396
Bond	6.940	05-11-36	INR	10,260,000	107,731
Bond	7.180	07-24-37	INR	4,080,000	43,292
Bond	7.300	06-19-53	INR	22,770,000	230,026
Indonesia 0.7%					1,004,458
Republic of Indonesia
Bond	4.350	01-11-48		200,000	156,840
Bond	5.350	02-11-49		200,000	182,493
Bond	5.875	03-15-31	IDR	902,000,000	48,929
Bond	6.375	04-15-32	IDR	1,169,000,000	63,911
Bond	6.500	04-15-36	IDR	346,000,000	18,837
Bond	6.625	05-15-33	IDR	732,000,000	40,185
Bond	6.625	02-15-34	IDR	1,885,000,000	103,215
Bond	6.750	07-15-35	IDR	1,874,000,000	103,194
Bond	6.875	04-15-29	IDR	694,000,000	39,156
Bond	7.000	02-15-33	IDR	861,000,000	48,360
Bond	7.125	08-15-40	IDR	470,000,000	26,557
Bond	7.125	06-15-42	IDR	181,000,000	10,151
Bond	7.125	06-15-43	IDR	830,000,000	46,572
Bond	7.125	08-15-45	IDR	453,000,000	25,578
Bond	7.500	08-15-32	IDR	1,234,000,000	71,052
Bond	8.250	05-15-36	IDR	320,000,000	19,428
Japan 2.4%					3,400,192
Government of Japan
Bond	2.800	06-20-55	JPY	207,850,000	1,006,258
Bond	3.200	09-20-55	JPY	60,200,000	316,692
Bond	3.400	12-20-55	JPY	136,500,000	747,107
Bond	3.700	03-20-56	JPY	99,850,000	579,111
Bond	4.000	06-20-56	JPY	122,500,000	751,024
Malaysia 0.7%					935,968
Government of Malaysia
Bond	2.632	04-15-31	MYR	176,000	41,849
Bond	3.519	04-20-28	MYR	479,000	119,419
Bond	3.582	07-15-32	MYR	390,000	95,890
Bond	3.757	05-22-40	MYR	302,000	72,563
Bond	3.828	07-05-34	MYR	354,000	87,596
Bond	3.885	08-15-29	MYR	629,000	158,132
Bond	3.900	11-30-26	MYR	454,000	113,076
Bond	4.254	05-31-35	MYR	303,000	77,194
Bond	4.457	03-31-53	MYR	81,000	20,708
Bond	4.642	11-07-33	MYR	158,000	41,194
Bond	4.696	10-15-42	MYR	38,000	10,068
Bond	4.762	04-07-37	MYR	188,000	49,893
5	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	4.893	06-08-38	MYR	180,000	$48,386
Mexico 1.0%					1,425,819
Government of Mexico
Bill (C)	7.597	06-08-28	MXN	6,063,600	312,765
Bond	3.875	05-16-31	EUR	110,000	125,839
Bond	7.750	05-29-31	MXN	1,714,700	97,920
Bond	7.750	11-23-34	MXN	689,400	37,267
Bond	7.750	11-13-42	MXN	3,546,400	174,609
Bond	8.000	04-15-32	MXN	663,400	37,529
Bond	8.000	02-21-36	MXN	2,674,400	144,684
Bond	8.000	11-07-47	MXN	530,100	26,265
Bond	8.000	07-31-53	MXN	924,000	45,218
Bond	8.000	07-31-53	MXN	1,134,900	55,538
Bond	8.000	04-29-55	MXN	575,900	28,104
Bond	8.500	03-01-29	MXN	742,900	44,422
Bond	8.500	05-31-29	MXN	1,653,300	98,763
Bond	8.500	11-18-38	MXN	3,623,200	196,896
New Zealand 3.4%					4,705,563
Government of New Zealand
Bond	1.500	05-15-31	NZD	4,000,000	2,094,721
Bond	5.000	05-15-54	NZD	4,695,000	2,610,842
Paraguay 0.0%					48,669
Republic of Paraguay
Bond (D)	8.500	04-04-38	PYG	299,000,000	48,669
Peru 0.1%					99,868
Republic of Peru
Bond	5.350	08-12-40	PEN	102,000	26,192
Bond	6.900	08-12-37	PEN	58,000	17,511
Bond (D)	7.600	08-12-39	PEN	178,000	56,165
Philippines 0.1%					175,868
Republic of the Philippines
Bond	5.175	09-05-49		200,000	175,868
Poland 0.7%					933,352
Republic of Poland
Bond	1.750	04-25-32	PLN	131,000	28,788
Bond	4.500	01-25-31	PLN	754,000	195,848
Bond	5.000	10-25-34	PLN	531,000	134,633
Bond	5.000	10-25-35	PLN	29,000	7,254
Bond	5.250	04-25-36	PLN	351,000	88,791
Bond	6.000	10-25-33	PLN	138,000	37,599
Bond (Polish Short Term Rate) (E)	3.560	09-25-28	PLN	1,667,000	440,439
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Qatar 0.1%					$215,153
State of Qatar
Bond	6.400	01-20-40		200,000	215,153
Romania 0.6%					812,166
Republic of Romania
Bond	4.750	10-11-34	RON	460,000	87,889
Bond	6.700	02-25-32	RON	235,000	51,441
Bond	6.750	04-25-35	RON	460,000	99,982
Bond	6.750	07-11-39	EUR	290,000	345,239
Bond	6.900	10-29-36	RON	220,000	48,035
Bond	7.100	07-31-34	RON	280,000	62,368
Bond	7.900	02-24-38	RON	200,000	46,625
Bond	8.250	09-29-32	RON	300,000	70,587
South Africa 0.9%					1,261,623
Republic of South Africa
Bond	6.250	03-31-36	ZAR	1,103,000	57,478
Bond	7.000	02-28-31	ZAR	2,409,000	143,404
Bond	7.000	02-28-31	ZAR	1,031,000	61,374
Bond	8.250	03-31-32	ZAR	1,222,000	75,648
Bond	8.500	01-31-37	ZAR	5,276,000	319,430
Bond	8.750	01-31-44	ZAR	3,199,000	188,255
Bond	8.750	02-28-48	ZAR	1,087,000	63,926
Bond	9.000	01-31-40	ZAR	709,000	43,263
Bond	9.875	03-31-39	ZAR	2,817,000	183,972
Bond (3 month JIBAR + 0.960%) (E)	7.952	09-17-30	ZAR	1,000,000	62,640
Bond (3 month JIBAR + 1.300%) (E)	8.308	07-11-27	ZAR	1,000,000	62,233
South Korea 4.4%					6,153,208
Republic of Korea
Bond	2.625	09-10-55	KRW	1,640,860,000	827,746
Bond	3.250	12-10-35	KRW	2,270,710,000	1,521,671
Bond	3.500	03-10-56	KRW	3,866,940,000	2,333,081
Bond	4.250	06-10-36	KRW	2,026,650,000	1,470,710
Thailand 0.5%					697,927
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	29,855
Bond	1.585	12-17-35	THB	2,125,000	61,178
Bond	1.600	12-17-29	THB	605,000	18,354
Bond	1.600	06-17-35	THB	799,000	23,134
Bond	1.840	05-17-36	THB	1,191,000	34,975
Bond	2.000	06-17-42	THB	415,000	11,287
Bond	2.410	03-17-35	THB	1,695,000	52,368
Bond	2.500	11-17-29	THB	2,265,000	70,720
Bond	2.700	06-17-40	THB	1,494,000	45,439
7	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Thailand (continued)
Bond	2.800	06-17-34	THB	1,075,000	$34,274
Bond	2.875	12-17-28	THB	2,194,000	68,555
Bond	2.875	06-17-46	THB	703,000	20,881
Bond	2.980	06-17-45	THB	2,014,000	60,228
Bond	3.300	06-17-38	THB	1,968,000	64,755
Bond	3.450	06-17-43	THB	2,188,000	70,677
Bond	4.875	06-22-29	THB	944,000	31,247
Turkey 0.2%					233,785
Republic of Turkey
Bond	26.200	10-05-33	TRY	5,159,320	89,220
Bond (Turkish Lira Overnight Reference Rate) (E)	41.284	06-16-27	TRY	6,877,000	144,565
United Arab Emirates 0.1%					128,215
Government of Abu Dhabi

Bond	3.125	09-30-49		200,000	128,215
Corporate bonds 19.5%					$27,306,339
(Cost $27,957,176)
Australia 0.1%					131,830
Fortescue Treasury Pty, Ltd. (D)	4.375	04-01-31		11,000	10,386
Westpac Banking Corp.	2.963	11-16-40		170,000	121,444
Bermuda 0.1%					141,973
Transocean International, Ltd. (D)	8.750	02-15-30		136,500	141,973
Brazil 0.1%					149,131
BRF SA	5.750	09-21-50		200,000	149,131
Canada 0.5%					737,767
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	81,714
Bausch Health Companies, Inc. (D)	4.875	06-01-28		25,000	23,839
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	119,579
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	50,753
Garda World Security Corp. (D)	6.000	06-01-29		9,000	8,892
goeasy, Ltd. (D)(F)	6.875	02-15-31		80,000	71,501
goeasy, Ltd. (D)(F)	7.375	10-01-30		140,000	129,858
Great Canadian Gaming Corp. (D)	8.750	11-15-29		16,000	16,103
Rogers Communications, Inc.	4.550	03-15-52		65,000	49,204
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%)	7.625	03-01-55		32,000	$33,232
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55		35,000	34,703
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	118,389
Cayman Islands 0.1%					164,840
Azorra Finance, Ltd. (D)	7.250	01-15-31		7,000	7,245
Gaci First Investment Company	5.375	10-13-22		200,000	157,595
China 0.0%					21,337
CIFI Holdings Group Company, Ltd., Zero Coupon	0.000	06-30-27		68,900	6,546
Country Garden Holdings Company, Ltd. (0.000% Cash and 1.250% PIK)	1.250	12-31-36		205,357	13,853
Country Garden Holdings Company, Ltd. (0.000% Cash and 2.250% PIK)	2.250	12-31-34		11,601	938
France 0.5%					653,750
Altice France SA (D)	6.500	04-15-32		12,000	11,667
BNP Paribas SA (7.125% to 2-17-32, then 5 Year CMT + 2.682%) (D)(G)	7.125	02-17-32		210,000	207,902
BPCE SA (5.417% to 1-13-36, then Overnight SOFR + 1.568%) (D)	5.417	01-13-37		250,000	237,367
Electricite de France SA (D)	6.250	04-22-66		210,000	196,814
Hong Kong 0.3%					439,394
AIA Group, Ltd. (D)	3.200	09-16-40		200,000	147,403
MTR Corp., Ltd.	3.625	06-10-38	EUR	100,000	109,612
MTR Corp., Ltd.	4.125	06-10-46	EUR	170,000	182,379
Indonesia 0.5%					661,090
Pertamina Persero PT	6.450	05-30-44		200,000	197,114
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.375	02-05-50		200,000	142,991
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49		200,000	154,893
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250	05-15-47		200,000	166,092
Ireland 0.0%					15,653
TrueNoord Capital DAC (D)	8.750	03-01-30		15,000	15,653
9	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Luxembourg 0.2%					$221,434
Alstria Sarl	5.500	03-20-31	EUR	100,000	115,558
CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (G)	7.500	03-26-31	EUR	100,000	105,876
Malta 0.0%					7,917
VistaJet Malta Finance PLC (D)(F)	6.375	02-01-30		4,000	3,864
VistaJet Malta Finance PLC (D)	8.750	01-15-32		4,000	4,053
Netherlands 0.2%					278,156
NXP BV	3.250	05-11-41		70,000	50,794
SABIC Capital I BV	3.000	09-14-50		200,000	119,860
Stellantis NV (6.875% to 3-16-34, then 5 Year EURIBOR ICE Swap Rate + 4.239% to 3-16-39, then 5 Year EURIBOR ICE Swap Rate + 4.489% to 3-16-54, then 5 Year EURIBOR ICE Swap Rate + 5.239%) (G)	6.875	12-16-33	EUR	100,000	107,502
Supranational 0.0%					49,802
Asian Development Bank (C)	6.162	11-10-40	PLN	100,000	11,342
Inter-American Development Bank	6.750	01-22-36	INR	3,000,000	28,878
International Bank for Reconstruction & Development	6.500	10-01-37	INR	500,000	4,791
International Bank for Reconstruction & Development	6.500	10-01-37	INR	500,000	4,791
United Kingdom 0.5%					670,773
Aon Global, Ltd.	4.750	05-15-45		60,000	50,272
Howden UK Refinance PLC (D)(F)	8.125	02-15-32		200,000	188,236
Vodafone Group PLC	5.250	05-30-48		70,000	60,995
Vodafone Group PLC	5.625	02-10-53		140,000	125,377
Vodafone Group PLC	5.750	06-28-54		70,000	63,751
Vodafone Group PLC	5.875	06-28-64		65,000	58,816
Vodafone Group PLC	6.100	06-18-56		130,000	123,326
United States 16.4%					22,961,492
Acadia Healthcare Company, Inc. (D)	5.000	04-15-29		9,000	8,842
Acadia Healthcare Company, Inc. (D)(F)	7.375	03-15-33		7,000	7,297
Advanced Micro Devices, Inc. (F)	4.393	06-01-52		90,000	69,927
Advanced Micro Devices, Inc.	5.500	08-17-36		110,000	108,006
AEP Transmission Company LLC	2.750	08-15-51		90,000	52,268
Alliant Holdings Intermediate LLC (D)	7.000	01-15-31		14,000	14,221
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32	7,000	$7,089
Allied Universal Holdco LLC (D)	6.875	06-15-30	5,000	5,117
Allied Universal Holdco LLC (D)	7.875	02-15-31	81,000	84,239
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (G)	7.100	08-15-31	44,000	44,508
Alphabet, Inc.	5.450	11-15-55	125,000	110,759
Alphabet, Inc.	6.250	08-15-46	45,000	45,223
Alphabet, Inc.	6.375	08-15-56	255,000	256,587
Alphabet, Inc.	6.500	08-15-66	412,000	412,120
Altria Group, Inc.	4.000	02-04-61	150,000	99,323
Amazon.com, Inc.	3.100	05-12-51	100,000	60,685
Amazon.com, Inc.	3.250	05-12-61	105,000	59,959
Amazon.com, Inc.	4.050	08-22-47	95,000	70,814
Amazon.com, Inc.	4.250	08-22-57	195,000	140,332
Amazon.com, Inc.	5.550	11-20-65	160,000	138,641
Amazon.com, Inc.	5.950	03-13-66	130,000	119,649
Amazon.com, Inc.	6.050	03-13-76	315,000	290,760
Amazon.com, Inc.	6.100	07-09-56	55,000	53,117
Amazon.com, Inc.	6.250	07-09-66	185,000	178,232
American Axle & Manufacturing, Inc. (D)	7.750	10-15-33	4,000	4,019
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	44,000	42,035
AmeriGas Partners LP (D)	9.375	06-01-28	38,000	38,803
Apple, Inc.	2.400	08-20-50	95,000	52,374
Apple, Inc.	2.650	05-11-50	90,000	52,473
Arizona Public Service Company	5.900	08-15-55	55,000	52,359
Arizona Public Service Company	6.250	08-15-56	170,000	169,087
Asurion LLC (D)	8.000	12-31-32	12,000	11,938
Asurion LLC (D)	8.375	02-01-34	139,000	125,446
AT&T, Inc.	3.800	12-01-57	290,000	182,180
AT&T, Inc.	6.000	04-30-56	65,000	59,187
AT&T, Inc.	6.050	08-15-56	130,000	119,464
AT&T, Inc.	6.200	10-30-56	235,000	220,635
AT&T, Inc.	6.300	10-30-66	170,000	158,544
AthenaHealth Group, Inc. (D)	6.500	02-15-30	90,000	87,960
AthenaHealth Group, Inc. (D)	7.500	02-15-32	5,000	5,150
Athene Holding, Ltd. (F)	6.150	08-15-36	30,000	29,681
Athene Holding, Ltd. (F)	6.625	05-19-55	130,000	122,244
Avis Budget Car Rental LLC (D)	8.375	06-15-32	78,000	79,515
Baltimore Gas and Electric Company	4.550	06-01-52	120,000	95,076
Baltimore Gas and Electric Company	5.400	06-01-53	110,000	99,077
11	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Bath & Body Works, Inc.	6.750	07-01-36	5,000	$4,978
Beacon Point DC LLC (D)	6.129	11-30-42	186,000	176,534
Berkshire Hathaway Finance Corp.	3.850	03-15-52	140,000	100,627
Berkshire Hathaway Finance Corp.	4.200	08-15-48	135,000	105,300
Berkshire Hathaway, Inc.	4.500	02-11-43	140,000	121,435
Black Pearl Compute LLC (D)(F)	6.125	02-15-31	8,000	8,005
Block Communications, Inc. (D)	10.250	03-01-31	73,000	63,527
Broadcom, Inc.	3.187	11-15-36	65,000	51,269
Broadcom, Inc.	3.500	02-15-41	70,000	51,996
Broadcom, Inc.	3.750	02-15-51	90,000	60,577
Broadcom, Inc.	4.800	02-15-36	155,000	142,238
Broadcom, Inc.	4.950	01-15-36	155,000	144,136
Broadcom, Inc. (F)	5.700	01-15-56	380,000	342,316
Buckeye Partners LP	5.850	11-15-43	40,000	35,605
Caterpillar, Inc.	3.803	08-15-42	90,000	72,374
CCO Holdings LLC (D)	4.750	02-01-32	19,000	17,027
CCO Holdings LLC (D)	5.375	06-01-29	2,000	1,964
Celanese US Holdings LLC	7.000	02-15-31	15,000	15,418
Champ Acquisition Corp. (D)	8.375	12-01-31	18,000	18,879
Charter Communications Operating LLC	6.950	08-15-36	51,000	51,101
Chpe LLC (D)	5.350	06-30-36	120,000	116,679
Cinemark USA, Inc. (D)(F)	7.000	08-01-32	11,000	11,325
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (G)	6.625	02-15-31	65,000	65,924
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (G)	7.625	11-15-28	33,000	34,525
Clarios Global LP (D)	6.750	09-15-32	10,000	10,187
Clearway Energy Operating LLC (D)	5.750	01-15-34	14,000	13,532
Cloud Software Group LLC (D)	6.500	03-31-29	4,000	3,982
Cloud Software Group LLC (D)	8.250	06-30-32	34,000	33,288
Cloud Software Group LLC (D)	9.000	09-30-29	16,000	16,042
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	4,000	3,952
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	69,860
Comcast Corp.	2.887	11-01-51	230,000	123,176
Comcast Corp.	2.987	11-01-63	270,000	131,242
Comcast Corp.	4.950	10-15-58	80,000	60,087
Comcast Corp.	5.350	05-15-53	75,000	61,717
Comcast Corp.	5.650	06-01-54	130,000	111,843
Commercial Metals Company (D)	5.750	11-15-33	7,000	6,891
Commonwealth Edison Company	3.000	03-01-50	170,000	105,231
Commonwealth Edison Company	5.300	02-01-53	60,000	53,457
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Community Health Systems, Inc. (D)	4.750	02-15-31	24,000	$21,858
Community Health Systems, Inc. (D)	9.750	01-15-34	39,000	39,781
Concentra Health Services, Inc. (D)	6.875	07-15-32	7,000	7,239
Consolidated Edison Company of New York, Inc.	3.950	04-01-50	70,000	51,531
Consolidated Edison Company of New York, Inc.	4.625	12-01-54	65,000	51,328
Consolidated Edison Company of New York, Inc.	5.500	03-15-55	110,000	99,923
Consolidated Edison Company of New York, Inc.	5.875	06-15-56	110,000	104,832
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (G)	6.875	12-01-30	49,000	50,736
CoreLogic, Inc. (D)	9.000	08-01-31	150,000	148,970
CoreWeave, Inc. (D)	9.750	10-01-31	5,000	4,471
Corning, Inc.	3.900	11-15-49	90,000	64,546
Corning, Inc.	4.375	11-15-57	85,000	63,862
Cougar JV Subsidiary LLC (D)	8.000	05-15-32	16,000	16,765
Cox Communications, Inc. (D)	4.800	02-01-35	70,000	60,531
Cox Communications, Inc. (D)	5.800	12-15-53	75,000	59,379
Cox Communications, Inc. (D)	5.950	09-01-54	170,000	137,890
CP Atlas Buyer, Inc. (D)(F)	9.750	07-15-30	292,000	256,603
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (D)	12.750	01-15-31	5,774	3,814
CrossCountry Intermediate HoldCo LLC (D)	6.750	12-01-32	108,000	103,440
CrossCountry Intermediate HoldCo LLC (D)	7.750	08-15-31	5,000	5,006
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	48,000	49,551
Delta Air Lines, Inc.	5.250	07-10-30	75,000	75,135
Deluxe Corp. (D)	8.125	09-15-29	10,000	10,392
Diamondback Energy, Inc.	5.750	04-18-54	58,000	54,821
DIRECTV Financing LLC (D)	9.250	06-01-32	50,000	52,200
DIRECTV Financing LLC (D)(F)	10.000	02-15-31	8,000	8,466
Discovery Global Holdings, Inc.	4.279	03-15-32	5,000	4,575
Discovery Global Holdings, Inc.	5.050	03-15-42	8,000	5,817
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (G)	4.350	01-15-27	134,000	133,285
Dominion Energy, Inc. (6.150% to 12-15-31, then 5 Year CMT + 1.869%)	6.150	12-15-56	55,000	54,300
Duke Energy Carolinas LLC	5.750	06-15-56	165,000	156,782
Duke Energy Florida LLC	5.950	11-15-52	55,000	53,681
13	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
EchoStar Corp.	6.750	11-30-30	96,668	$98,113
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	66,028
Entergy Louisiana LLC	6.200	09-15-56	130,000	129,876
EQT Corp.	4.750	01-15-31	10,000	9,826
Equinix, Inc.	5.800	08-15-36	105,000	103,705
Esab Corp. (D)	5.625	04-01-31	11,000	10,901
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	61,992
Exelon Corp.	4.700	04-15-50	65,000	52,164
Exelon Corp.	5.600	03-15-53	55,000	49,983
EZCORP, Inc. (D)	7.375	04-01-32	14,000	14,556
Fedex Freight Holding Company, Inc. (D)	5.250	03-15-36	75,000	71,008
Fidelity National Information Services, Inc.	3.100	03-01-41	105,000	73,583
First Eagle Holdings, Inc. (D)	7.250	08-15-32	15,000	15,297
FirstCash, Inc. (D)	4.625	09-01-28	8,000	7,860
FirstCash, Inc. (D)	5.625	01-01-30	8,000	7,930
FirstCash, Inc. (D)	6.125	05-01-34	10,000	9,890
FirstEnergy Transmission LLC (D)	4.550	04-01-49	65,000	51,639
Florida Power & Light Company	4.125	06-01-48	70,000	53,595
Florida Power & Light Company	5.600	02-15-66	170,000	155,064
Florida Power & Light Company	5.800	03-15-65	165,000	155,451
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	80,000	58,956
Focus Financial Partners LLC (D)(F)	7.250	09-15-31	15,000	15,167
Freedom Mortgage Holdings LLC (D)	7.875	04-01-33	30,000	28,877
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	24,000	24,766
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (G)	5.700	09-30-30	100,000	99,531
HA Sustainable Infrastructure Capital, Inc. (7.125% to 11-15-31, then 5 Year CMT + 3.478%)	7.125	11-15-56	71,000	71,576
HA Sustainable Infrastructure Capital, Inc. (8.000% to 6-1-31, then 5 Year CMT + 4.301%)	8.000	06-01-56	85,000	89,312
Howard Midstream Energy Partners LLC (D)	6.625	01-15-35	14,000	14,071
HUB International, Ltd. (D)	7.375	01-31-32	19,000	19,502
Hudson Pacific Properties LP	4.650	04-01-29	12,000	11,374
HUT 8 DC LLC (D)	6.192	11-15-42	105,000	101,975
IBM Corp.	2.950	05-15-50	110,000	63,825
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
IBM Corp.	4.900	07-27-52	220,000	$175,966
IBM Corp.	5.700	02-10-55	100,000	88,716
Idaho Power Company	5.700	03-15-55	110,000	103,791
iHeartCommunications, Inc. (D)	9.125	05-01-29	15,000	13,459
Intel Corp.	5.600	02-21-54	60,000	52,575
Intel Corp.	5.900	02-10-63	70,000	62,632
Intel Corp.	6.125	05-15-56	46,000	43,379
JPMorgan Chase & Co.	4.950	06-01-45	120,000	105,537
JPMorgan Chase & Co. (5.803% to 7-23-36, then 5 Year CMT + 1.250%)	5.803	07-23-41	210,000	207,700
Kaiser Aluminum Corp. (D)	5.875	03-01-34	17,000	16,638
Keurig Dr. Pepper, Inc.	4.500	04-15-52	95,000	73,496
KLA Corp.	4.950	07-15-52	120,000	102,911
Lamar Media Corp.	4.000	02-15-30	11,000	10,494
LCM Investments Holdings II LLC (D)	8.250	08-01-31	8,000	8,312
Level 3 Financing, Inc. (D)	6.875	06-30-33	15,000	15,249
Level 3 Financing, Inc. (D)	7.500	02-15-37	5,000	4,961
Liberty Utilities Company (D)	5.650	05-15-36	265,000	257,873
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (G)	9.250	12-01-27	101,000	105,973
Maple Parent Holdings Corp. (D)	5.700	03-26-36	50,000	49,240
Marsh & McLennan Companies, Inc.	5.000	03-15-35	55,000	52,974
Marvell Technology, Inc.	5.300	04-15-36	110,000	106,030
Massachusetts Electric Company (D)	6.236	07-20-56	130,000	127,521
Matador Resources Company (D)	6.500	04-15-32	75,000	75,783
McAfee Corp. (D)(F)	7.375	02-15-30	17,000	15,376
Medline Borrower LP (D)	5.250	10-01-29	8,000	7,954
Meridian Arc Holdco LLC (D)	6.250	04-30-31	130,000	123,596
Meta Platforms, Inc.	5.625	11-15-55	235,000	195,865
Meta Platforms, Inc.	5.750	05-15-63	115,000	94,828
Meta Platforms, Inc.	5.750	11-15-65	75,000	61,582
Meta Platforms, Inc.	6.300	05-15-56	295,000	271,600
Meta Platforms, Inc.	6.450	05-15-66	325,000	297,259
MetLife, Inc.	10.750	08-01-39	46,000	58,827
Microsoft Corp.	2.525	06-01-50	260,000	146,379
Microsoft Corp.	3.700	08-08-46	95,000	70,857
Microsoft Corp.	4.500	02-06-57	75,000	60,094
Moody’s Corp.	3.100	11-29-61	111,000	63,106
Morgan Stanley (2.802% to 1-25-51, then Overnight SOFR + 1.430%)	2.802	01-25-52	215,000	126,315
Morgan Stanley (5.605% to 7-17-36, then SOFR Compounded Index + 1.429%)	5.605	07-17-37	105,000	103,960
15	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Narragansett Electric Company (D)	5.350	05-01-34	50,000	$49,509
NCL Corp., Ltd. (D)	6.250	09-15-33	32,000	29,935
NCL Corp., Ltd. (D)	6.750	02-01-32	8,000	7,782
New York State Electric & Gas Corp. (D)	5.450	08-15-36	55,000	53,933
NextEra Energy Capital Holdings, Inc.	5.450	03-15-35	50,000	49,528
NextEra Energy Capital Holdings, Inc.	5.550	03-15-54	110,000	98,449
NextEra Energy Capital Holdings, Inc.	5.900	03-15-55	70,000	65,738
NextEra Energy Capital Holdings, Inc. (6.625% to 10-1-46, then 5 Year CMT + 1.685%)	6.625	10-01-66	250,000	243,794
Northern States Power Company	5.100	05-15-53	60,000	52,149
Northern States Power Company	5.550	05-15-56	55,000	50,923
NVIDIA Corp.	3.500	04-01-50	180,000	120,839
NVIDIA Corp. (F)	5.550	06-15-46	325,000	298,732
NVIDIA Corp.	5.625	06-15-56	290,000	260,366
Open Text Holdings, Inc. (D)	4.125	12-01-31	12,000	10,720
Oracle Corp.	6.100	09-26-65	75,000	59,206
Oracle Corp.	6.700	02-04-56	35,000	30,827
Oracle Corp.	6.850	02-04-66	125,000	109,751
Owens-Brockway Glass Container, Inc. (D)	7.375	06-01-32	65,000	58,984
Paramount Global	4.375	03-15-43	6,000	3,802
Paramount Global	5.500	05-15-33	8,000	7,138
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	84,000	68,828
Paramount Global	6.875	04-30-36	34,000	31,608
Penn Entertainment, Inc. (D)	4.125	07-01-29	15,000	14,382
Penn Entertainment, Inc. (D)	6.750	04-01-31	8,000	8,029
PennyMac Financial Services, Inc. (D)	6.750	02-15-34	120,000	111,148
Permian Resources Operating LLC (D)	7.000	01-15-32	7,000	7,232
Petco Health & Wellness Company, Inc. (D)	8.250	02-01-31	17,000	17,273
Planet Financial Group LLC (D)	10.500	12-15-29	65,000	64,054
Post Holdings, Inc. (D)	6.250	10-15-34	14,000	13,497
PPL Electric Utilities Corp.	5.750	05-15-56	110,000	105,100
Principal Financial Group, Inc.	5.300	01-15-37	200,000	193,524
Public Service Company of Colorado	6.200	08-15-56	120,000	119,790
Public Service Electric and Gas Company	6.050	08-01-56	105,000	104,968
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
QTS Central Issuer LLC (D)	6.625	09-01-31	78,000	$76,885
Qualcomm, Inc.	3.250	05-20-50	260,000	166,169
Qualcomm, Inc.	4.300	05-20-47	145,000	112,915
Qualcomm, Inc.	4.800	05-20-45	60,000	51,227
Qualcomm, Inc.	6.000	05-20-53	185,000	180,220
Quikrete Holdings, Inc. (D)	6.375	03-01-32	5,000	5,062
Range Resources Corp. (D)	4.750	02-15-30	4,000	3,913
RD Michigan Property Owner I LLC (D)	7.500	03-30-45	31,000	29,555
Rocket Companies, Inc. (D)	6.125	08-01-31	5,000	5,063
Rocket Companies, Inc. (D)	6.500	06-15-34	5,000	5,076
Rocket Software, Inc. (D)	9.000	11-28-28	16,000	16,336
S&P Global, Inc.	3.900	03-01-62	155,000	106,150
Salesforce, Inc.	2.900	07-15-51	195,000	109,771
Scripps Escrow II, Inc. (D)	5.375	01-15-31	7,000	3,990
Skyworks Solutions, Inc.	6.250	08-10-36	205,000	200,905
SM Energy Company (D)	6.625	04-15-34	4,000	4,026
SM Energy Company (D)	6.750	08-01-29	15,000	15,338
Specialty Building Products Holdings LLC (D)	7.750	10-15-29	16,000	15,285
Staples, Inc. (D)	10.750	09-01-29	158,000	151,795
Star Parent, Inc. (D)	9.000	10-01-30	15,000	15,746
Stingray Compute LLC (D)(F)	6.000	06-15-31	72,000	70,108
Sumisho Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (G)	4.125	12-15-26	65,000	64,342
Sunoco LP (D)	4.625	05-01-30	10,000	9,676
Sunoco LP (D)	7.000	05-01-29	5,000	5,130
Sword Purchaser LLC (D)	8.250	04-15-33	11,000	11,385
Sysco Corp.	3.150	12-14-51	105,000	63,867
Sysco Corp.	4.450	03-15-48	95,000	74,156
Talos Production, Inc. (D)	8.000	07-15-34	7,000	7,239
Talos Production, Inc. (D)	9.375	02-01-31	12,000	12,724
Tenet Healthcare Corp. (D)	5.500	11-15-32	72,000	71,047
Tenet Healthcare Corp.	6.750	05-15-31	15,000	15,318
Texas Instruments, Inc.	2.700	09-15-51	233,000	134,529
Texas Instruments, Inc.	3.875	03-15-39	60,000	50,692
Texas Instruments, Inc.	5.000	03-14-53	60,000	51,941
Texas Instruments, Inc.	5.050	05-18-63	135,000	113,719
Texas Instruments, Inc.	5.100	05-23-35	50,000	49,121
Texas Instruments, Inc.	5.150	02-08-54	55,000	48,915
The EW Scripps Company (D)(F)	9.875	08-15-30	101,000	91,094
The Goldman Sachs Group, Inc.	4.800	07-08-44	120,000	102,519
17	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
The Goldman Sachs Group, Inc. (5.541% to 1-21-46, then Overnight SOFR + 1.320%)	5.541	01-21-47	125,000	$115,128
The Goldman Sachs Group, Inc. (5.655% to 7-21-36, then Overnight SOFR + 1.450%)	5.655	07-21-37	210,000	208,041
The Goldman Sachs Group, Inc. (5.734% to 1-28-55, then Overnight SOFR + 1.696%)	5.734	01-28-56	230,000	213,074
The Goldman Sachs Group, Inc. (6.215% to 7-21-56, then Overnight SOFR + 1.820%)	6.215	07-21-57	170,000	168,183
The Goldman Sachs Group, Inc. (6.500% to 8-10-31, then 5 Year CMT + 2.175%) (G)	6.500	08-10-31	180,000	179,131
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (G)	7.500	02-10-29	24,000	24,979
The Goodyear Tire & Rubber Company	5.625	04-30-33	80,000	69,499
The Goodyear Tire & Rubber Company	8.875	07-15-32	69,000	70,375
The Michaels Companies, Inc. (D)	8.500	03-15-33	7,000	6,930
The Michaels Companies, Inc. (D)(F)	11.000	03-15-34	6,000	5,822
The Mosaic Company	5.900	08-17-36	130,000	128,059
The Williams Companies, Inc.	5.950	03-15-56	170,000	161,106
T-Mobile USA, Inc.	5.250	06-15-55	75,000	62,747
T-Mobile USA, Inc.	5.500	01-15-55	70,000	60,851
T-Mobile USA, Inc. (F)	5.650	01-15-53	205,000	183,040
T-Mobile USA, Inc.	5.700	01-15-56	70,000	62,626
T-Mobile USA, Inc.	5.800	09-15-62	210,000	186,459
T-Mobile USA, Inc.	5.850	02-15-56	140,000	128,038
T-Mobile USA, Inc.	5.875	11-15-55	135,000	123,665
TransDigm, Inc. (D)	6.375	05-31-33	72,000	72,196
Travelers Companies, Inc.	5.450	05-25-53	55,000	50,733
TreeHouse Foods, Inc. (D)(F)	7.750	02-11-33	11,000	11,126
Tronox, Inc. (D)	9.125	09-30-30	11,000	11,021
Union Electric Company	5.250	01-15-54	60,000	53,086
Univision Communications, Inc. (D)	8.875	04-15-33	65,000	64,244
USA Compression Partners LP (D)	6.250	10-01-33	15,000	14,871
UWM Holdings LLC (D)	6.250	03-15-31	130,000	116,043
UWM Holdings LLC (D)	6.625	02-01-30	5,000	4,679
Velocity Vehicle Group LLC (D)	8.000	06-01-29	30,000	30,032
Venture Global LNG, Inc. (D)	8.375	06-01-31	9,000	9,359
Venture Global Plaquemines LNG LLC (D)	6.125	12-15-30	5,000	5,105
Venture Global Plaquemines LNG LLC (D)	6.500	06-15-34	10,000	10,341
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Verizon Communications, Inc.	3.550	03-22-51	95,000	$62,610
Verizon Communications, Inc.	5.500	02-23-54	70,000	62,547
Verizon Communications, Inc.	5.875	11-30-55	405,000	373,285
Verizon Communications, Inc.	6.000	11-30-65	205,000	188,513
Verizon Communications, Inc. (6.050% to 5-14-33, then 5 Year CMT + 1.813% to 5-14-38, then 5 Year CMT + 2.063% to 5-14-53, then 5 Year CMT + 2.813%)	6.050	05-14-58	25,000	24,407
Virginia Electric & Power Company	6.300	08-15-56	130,000	131,305
VoltaGrid LLC (D)	7.375	11-01-30	15,000	15,096
Walmart, Inc.	4.050	06-29-48	90,000	71,176
Wells Fargo & Company (6.550% to 9-15-31, then 5 Year CMT + 2.174%) (G)	6.550	09-15-31	260,000	260,100
Whirlpool Corp.	4.700	05-14-32	6,000	4,795
Whirlpool Corp. (D)	7.875	07-01-34	7,000	6,848

WULF Compute LLC (D)(F)	7.750	10-15-30	72,000	74,815
Convertible bonds 8.4%				$11,752,656
(Cost $12,061,066)
Australia 0.0%				64,594
IREN, Ltd. (D)	1.000	06-01-33	66,000	59,466
IREN, Ltd. (C)(D)	6.555	07-01-31	7,000	5,128
Cayman Islands 0.0%				20,019
Seagate HDD Cayman	3.500	06-01-28	2,000	20,019
China 0.4%				599,249
Alibaba Group Holding, Ltd.	0.500	06-01-31	10,000	13,115
Alibaba Group Holding, Ltd. (C)	1.085	09-15-32	245,000	229,320
Baidu, Inc. (C)	1.725	03-12-32	200,000	181,700
Country Garden Holdings Company, Ltd. (C)	49.966	12-31-34	6,177	201
JD.com, Inc.	0.250	06-01-29	175,000	174,913
Israel 0.2%				246,525
Wix.com, Ltd. (C)(D)	3.601	09-15-30	285,000	246,525
Jersey, Channel Islands 0.1%				99,078
Goldman Sachs Finance Corp. International, Ltd. (C)	0.260	03-07-30	100,000	99,078
Luxembourg 0.0%				17
Arrival SA (D)(H)	3.500	12-01-26	170,000	17
Macau 0.2%				218,460
Wynn Macau, Ltd. (D)	4.500	03-07-29	220,000	218,460
19	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Singapore 0.0%				$66,815
Grab Holdings, Ltd. (C)	1.219	06-15-30	70,000	66,815
United States 7.5%				10,437,899
AeroVironment, Inc. (C)	2.416	07-15-30	94,000	85,587
Akamai Technologies, Inc.	0.250	05-15-33	18,000	24,480
Akamai Technologies, Inc. (C)(D)	2.253	05-15-32	26,000	22,854
Alnylam Pharmaceuticals, Inc. (C)(D)	4.243	09-15-28	315,000	289,013
Beyond Meat, Inc. (0.000% Cash and 9.500% PIK)	9.500	10-15-30	23,137	11,534
BILL Holdings, Inc. (C)	3.767	04-01-30	75,000	65,565
Bloom Energy Corp., Zero Coupon (D)	0.000	11-15-30	6,000	8,313
BridgeBio Pharma, Inc. (D)	0.750	02-01-33	9,000	8,954
BridgeBio Pharma, Inc.	1.750	03-01-31	9,000	15,323
CenterPoint Energy, Inc. (D)	2.875	05-15-29	432,000	421,286
CenterPoint Energy, Inc. (F)	3.000	08-01-28	390,000	396,045
Coinbase Global, Inc. (C)	2.657	10-01-32	355,000	301,928
Compass, Inc. (D)	0.250	04-15-31	8,000	8,026
CoreWeave, Inc. (D)	1.750	10-01-32	64,000	59,571
Cytokinetics, Inc. (D)	1.750	10-01-31	9,000	11,835
Duke Energy Corp. (D)	3.000	03-15-29	1,329,000	1,294,845
Dynatrace LLC, Zero Coupon (D)	0.000	09-01-31	14,000	15,064
EchoStar Corp.	3.875	11-30-30	7,763	20,942
Etsy, Inc.	1.000	06-15-30	14,000	16,842
Exelon Corp. (D)	3.250	03-15-29	1,255,000	1,242,450
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	26,000	33,296
Ionis Pharmaceuticals, Inc. (C)(D)	1.888	12-01-30	75,000	69,188
Lumentum Holdings, Inc. (D)	0.375	03-15-32	7,000	34,558
Meritage Homes Corp.	1.750	05-15-28	581,000	570,252
Microchip Technology, Inc.	0.750	06-01-30	7,000	7,184
Microchip Technology, Inc., Zero Coupon (D)	0.000	02-15-30	25,000	26,125
NCL Corp., Ltd. (D)	0.750	09-15-30	99,000	86,506
ON Semiconductor Corp. (C)(D)	2.541	05-01-31	14,000	12,432
Parsons Corp.	2.625	03-01-29	102,000	99,328
PG&E Corp.	4.250	12-01-27	440,000	435,160
PPL Capital Funding, Inc. (D)	3.000	12-01-30	1,268,000	1,253,672
Procore Technologies, Inc., Zero Coupon (D)	0.000	08-15-31	18,000	18,889
ProPetro Holding Corp. (C)(D)	3.486	11-15-31	10,000	8,344
Realty Income Corp. (D)	3.500	01-15-29	350,000	355,075
Rexford Industrial Realty LP (D)	4.125	03-15-29	445,000	438,770
Snap, Inc.	0.125	03-01-28	240,000	222,312
Snowflake, Inc., Zero Coupon	0.000	10-01-29	45,000	98,825
Solaris Energy Infrastructure, Inc.	0.250	10-01-31	10,000	11,806
Tempus AI, Inc., Zero Coupon (D)	0.000	05-15-32	6,000	7,134
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Terawulf, Inc. (D)	2.750	02-01-30	1,000	$1,993
Terawulf, Inc., Zero Coupon (D)	0.000	05-01-32	58,000	62,159
The Southern Company	3.250	06-15-28	1,045,000	1,031,938
The Southern Company (D)	3.500	09-15-29	790,000	777,992
WEC Energy Group, Inc.	3.375	06-01-28	200,000	201,300
Western Digital Corp.	3.000	11-15-28	3,000	35,623

Zscaler, Inc. (C)	2.965	07-15-28	230,000	217,581
Term loans (I) 3.5%				$4,877,804
(Cost $4,876,966)
United States 3.5%				4,877,804
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	12-21-28	57,312	57,446
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.686	11-06-30	145,000	122,767
Aretec Group, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.686	08-09-30	97,523	97,612
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%)	8.073	09-19-30	71,365	70,711
AthenaHealth Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	02-16-32	99,748	99,641
Berlin Packaging LLC, 2025 Term Loan B7 (3 month CME Term SOFR + 3.250%)	6.983	06-07-31	144,066	143,437
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	02-06-30	84,788	82,703
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	10-28-32	199,000	199,710
Cinemark USA, Inc., 2026 Term Loan B (1 and 3 month CME Term SOFR + 2.000%)	5.701	05-24-30	120,987	121,215
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	01-28-32	99,500	99,749
CoreWeave Financing V LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 4.500%)	8.150	11-17-31	43,355	43,707
Corpay Technologies Operating Company LLC, 2025 Term Loan B (1 month CME Term SOFR + 1.750%)	5.435	11-05-32	124,376	124,356
21	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.482	05-06-31	45,968	$45,209
Crocs, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	5.936	02-19-29	50,000	50,223
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.062	06-29-29	100,000	81,979
Dayforce Bidco LLC, 2026 Term Loan (3 month CME Term SOFR + 3.000%)	6.823	02-04-33	150,000	144,614
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	98,077	98,268
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	01-23-32	98,500	98,887
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.509	02-03-32	143,694	143,335
Hobbs & Associates LLC, Term Loan B (6 month CME Term SOFR + 2.750%)	6.622	07-23-31	109,447	109,146
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33	150,000	147,821
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.984	06-20-30	119,520	119,800
IRB Holding Corp., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	12-16-30	101,618	101,925
LSF12 Phoenix Holdco LLC, 2026 Term Loan B (1 month CME Term SOFR + 4.500%)	8.186	03-25-33	100,000	100,125
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.417	12-31-32	99,250	99,346
Owens-Illinois Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	6.686	09-30-32	199,000	197,508
Peer USA LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.982	10-14-32	224,438	225,223
Proampac PG Borrower LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 4.000%)	7.806	03-07-33	100,000	99,607
Proofpoint, Inc., 2026 Term Loan B (J)	TBD	08-30-30	200,000	197,108
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	5.936	04-14-31	191,113	$191,342
QXO Building Products, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	04-30-32	200,000	199,782
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	07-31-31	123,211	123,166
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	7.536	10-16-28	199,220	188,626
Sunrise Financing Partnership, Term Loan AAA (6 month CME Term SOFR + 2.470%)	6.341	02-15-32	140,000	138,347
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	04-21-31	138,945	139,371
TKO Worldwide Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.507	11-21-31	198,006	197,784
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.186	02-28-31	162,699	163,208
Versant Media Group, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.232	01-30-31	100,000	100,795

Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.436	08-01-30	111,865	112,205
Collateralized mortgage obligations 5.3%				$7,462,291
(Cost $7,510,555)
Commercial and residential 3.5%				4,911,702
Aspire Mortgage Trust
Series 2026-4, Class A1 (D)(K)	5.724	07-26-66	98,827	98,684
BAHA Trust
Series 2024-MAR, Class B (D)(K)	7.069	12-10-41	100,000	101,895
BANK
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	24,179
Series 2022-BNK42, Class AS (K)	4.880	06-15-55	40,000	37,888
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D (D)	3.000	07-15-49	100,000	86,746
BANK5
Series 2023-5YR4, Class C (K)	7.858	12-15-56	50,000	51,143
BBCMS Mortgage Trust
Series 2024-5C25, Class C (K)	6.643	03-15-57	15,000	15,039
Series 2024-5C27, Class C (K)	6.700	07-15-57	15,000	15,092
23	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-C26, Class C (K)	6.000	05-15-57	70,000	$67,892
Series 2025-C32, Class C	6.125	02-15-62	50,000	49,021
Benchmark Mortgage Trust
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,031
Series 2026-V20, Class B (K)	5.687	02-15-59	30,000	29,824
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(E)	5.481	11-15-41	40,000	40,075
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class B (1 month CME Term SOFR + 1.900%) (D)(E)	5.539	12-15-42	100,000	100,557
BOS Trust
Series 2026-LYRK, Class A (D)(K)	5.221	05-11-41	185,000	181,682
Series 2026-LYRK, Class B (D)(K)	5.643	05-11-41	100,000	98,302
BPR Trust
Series 2024-PMDW, Class C (D)(K)	5.850	11-05-41	10,000	9,952
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	86,352
BX Trust
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(E)	6.179	04-15-41	95,640	96,117
Series 2024-FNX, Class B (1 month CME Term SOFR + 1.742%) (D)(E)	5.381	11-15-41	21,000	21,026
Series 2025-ARIA, Class C (D)(K)	5.701	12-13-42	150,000	148,194
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%) (D)(E)	5.839	12-15-42	100,000	100,247
Series 2026-CART, Class C (1 month CME Term SOFR + 1.550%) (D)(E)	5.189	02-15-36	100,000	99,501
Series 2026-LBTY, Class C (1 month CME Term SOFR + 1.600%) (D)(E)	5.250	08-15-48	15,000	15,009
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	52,492
CIM Trust
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	39,330	35,053
Series 2023-R4, Class M2 (D)(K)	5.011	05-25-62	120,000	101,086
COLT Mortgage Loan Trust
Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter) (D)	5.994	12-26-69	61,873	61,801
Series 2026-2, Class A3 (5.186% to 3-1-30, then 6.186% thereafter) (D)	5.186	03-25-71	95,490	93,888
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (K)	3.910	02-10-47	12,187	$12,126
Series 2014-CR15, Class C (K)	3.960	02-10-47	25,000	24,778
CRB Commercial Mortgage Trust
Series 2025-CRE1, Class A (D)(K)	3.933	09-15-58	63,610	62,220
Extended Stay America Trust
Series 2026-ESH2, Class B (1 month CME Term SOFR + 1.400%) (D)(E)	5.039	02-15-43	46,846	46,963
Series 2026-ESH2, Class E (1 month CME Term SOFR + 2.900%) (D)(E)	6.539	02-15-43	60,900	61,357
GCAT Trust
Series 2022-NQM2, Class A1 (D)(K)	5.210	02-25-67	60,909	60,165
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(K)	5.487	03-10-41	100,000	99,088
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B	3.460	08-15-49	85,000	78,624
JW Commercial Mortgage Trust
Series 2026-MRCO, Class B (1 month CME Term SOFR + 1.700%) (D)(E)	5.339	06-15-39	10,000	10,034
LBTY Commercial Mortgage Trust
Series 2026-225L, Class C (D)(K)	5.248	02-10-43	100,000	97,296
MFA Trust
Series 2026-NQMR1, Class A1 (D)(K)	5.502	11-25-67	248,228	246,487
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-DSC2, Class A1 (D)(K)	5.440	04-27-71	105,798	104,999
Series 2026-DSC3, Class A3 (6.002% to 8-1-30, then 7.002% thereafter) (D)	6.002	06-25-71	25,000	25,000
Series 2026-NQM6, Class A1 (D)(K)	5.457	05-26-71	24,297	24,143
MP Trust
Series 2026-WTRP, Class C (D)(K)	5.937	09-11-43	55,000	54,671
NYC Commercial Mortgage Trust
Series 2025-28L, Class B (D)(K)	5.174	11-05-38	100,000	99,136
Series 2026-31W, Class B (D)(K)	5.845	07-15-38	115,000	114,451
OBX Trust
Series 2022-NQM5, Class A1 (D)	5.310	05-25-62	62,011	61,689
Series 2026-NQM12, Class A2 (5.689% to 8-1-30, then 6.689% thereafter) (D)	5.689	07-25-56	40,000	39,857
Pretium Mortgage Credit Partners LLC
25	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter) (D)	6.900	11-25-55	100,000	$100,045
Series 2025-NPL14, Class A1 (5.265% to 12-25-28, then 8.265% to 12-25-29, then 9.625% thereafter) (D)	5.265	12-25-55	114,558	113,411
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (D)	8.715	05-25-55	100,000	100,144
Series 2026-NPL2, Class A1 (5.074% to 1-25-29, then 8.074% to 1-25-30, then 9.074% thereafter) (D)	5.074	02-25-56	87,906	86,954
Series 2026-NPL5, Class A1 (5.710% to 4-25-29, then 8.710% to 4-25-30, then 9.710% thereafter) (D)	5.710	04-25-56	175,319	174,631
Progress Residential Trust
Series 2021-SFR9, Class F (D)	4.053	11-17-40	100,000	96,022
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	98,175
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	99,450
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	94,757
Series 2026-SFR1, Class C (D)	4.000	02-17-43	99,940	92,871
PRPM LLC
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter) (D)	5.774	08-25-28	84,778	84,459
ROCK Trust
Series 2024-CNTR, Class C (D)	6.471	11-13-41	100,000	101,718
SCG Commercial Mortgage Trust
Series 2026-MFP2, Class B (1 month CME Term SOFR + 1.500%) (D)(E)	5.200	08-15-41	100,000	99,875
TRTX Issuer, Ltd.
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (D)(E)	5.685	09-18-42	100,000	100,063
Verus Securitization Trust
Series 2021-5, Class A1 (D)(K)	1.013	09-25-66	46,158	39,382
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	49,744	49,891
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (D)	5.976	01-25-70	68,239	68,195
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	54,807
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.8%				$2,550,589
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	10-25-41	115,374	115,410
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (D)(E)	11.443	11-25-41	10,000	10,149
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(E)	5.743	09-25-41	180,000	180,050
Series 2021-P011, Class X1 IO	1.736	09-25-45	86,789	8,661
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (D)(E)	10.743	01-25-42	15,000	15,328
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(E)	8.893	03-25-42	460,000	470,002
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(E)	9.145	03-25-43	25,000	26,438
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(E)	11.243	04-25-43	15,000	16,436
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(E)	6.095	10-25-44	18,645	18,756
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (D)(E)	4.993	01-25-45	30,000	29,963
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	09-25-45	25,000	25,047
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (D)(E)	5.293	02-25-45	25,000	25,094
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (D)(E)	5.693	02-25-45	85,902	86,007
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%) (D)(E)	6.293	07-25-45	55,000	54,589
Series 2026-DNA1, Class M2 (30 day Average SOFR + 1.300%) (D)(E)	4.943	02-25-46	45,000	44,972
Series 2026-HQA1, Class M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	05-25-46	15,000	15,000
Series 2026-MN14, Class M2 (30 day Average SOFR + 2.700%) (D)(E)	6.343	06-25-46	40,000	40,075
Series 400, Class C4 IO	3.000	12-25-52	93,919	16,394
Series 405, Class C17 IO	2.500	08-25-52	78,815	11,894
27	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4975, Class EI IO	4.500	05-25-50	77,458	$14,225
Series 5070, Class PI IO	3.000	08-25-50	87,320	15,293
Series 5158, Class GI IO	3.500	06-25-49	73,668	12,194
Series 5462, Class S IO	2.357	10-25-54	91,366	5,816
Series K103, Class X1 IO	0.749	11-25-29	215,013	3,798
Series K105, Class X1 IO	1.632	01-25-30	163,608	7,023
Series K737, Class X1 IO	0.638	10-25-26	43,535	16
Series K740, Class X1 IO	0.803	09-25-27	94,823	490
Series Q014, Class X IO	2.731	10-25-55	84,637	11,356
Federal National Mortgage Association
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (D)(E)	9.143	12-25-41	150,000	151,899
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (D)(E)	6.643	01-25-42	87,596	88,144
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(E)	9.893	03-25-42	67,000	68,775
Series 2023-2, Class CI IO	2.000	10-25-50	77,924	9,619
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(E)	8.743	12-25-42	15,000	15,732
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(E)	6.743	06-25-43	100,000	103,046
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(E)	7.543	07-25-43	85,000	88,666
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(E)	7.193	10-25-43	25,000	26,045
Series 2024-86, Class SA IO	1.407	12-25-54	123,630	3,562
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(E)	6.143	02-25-44	45,000	45,900
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(E)	5.643	07-25-44	25,000	25,188
Series 2025-16, Class FC (30 day Average SOFR + 1.350%) (E)	4.993	03-25-55	222,054	223,320
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (D)(E)	5.343	01-25-45	55,000	55,103
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	05-25-45	25,000	25,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%) (D)(E)	5.243	07-25-45	60,000	$59,981
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (D)(E)	5.493	09-25-45	43,000	43,094
Series 2026-13, Class FA (30 day Average SOFR + 0.850%) (E)	4.493	03-25-56	108,518	107,884
Series 2026-R03, Class 2M2 (30 day Average SOFR + 1.550%) (D)(E)	5.193	04-25-46	50,000	50,094
Series 2026-R04, Class 2M2 (30 day Average SOFR + 1.500%) (D)(E)	5.143	07-25-46	55,000	55,017
Series 441, Class C5 IO	2.000	04-25-52	84,922	10,290
Government National Mortgage Association

Series 2021-142, Class BI IO	3.500	08-20-51	80,403	13,754
Asset-backed securities 3.9%				$5,426,291
(Cost $5,438,972)
Asset-backed securities 3.9%				5,426,291
American Credit Acceptance Receivables Trust
Series 2026-3, Class D (D)	5.490	03-08-33	40,000	39,828
Apidos CLO XXXII
Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%) (D)(E)	9.229	01-20-33	250,000	251,339
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class C (D)	4.950	02-20-30	100,000	98,520
Series 2026-2A, Class C (D)	5.440	08-20-32	100,000	97,828
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%) (D)(E)	6.679	10-20-36	250,000	246,623
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (D)(E)	5.675	07-24-34	100,000	99,997
Benefit Street Partners CLO XXII, Ltd.
Series 2020-22A, Class CR3 (3 month CME Term SOFR + 1.700%) (D)(E)	5.428	07-20-39	250,000	250,873
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class D	4.990	11-17-31	80,000	78,995
Series 2026-3, Class D	5.590	04-15-32	75,000	74,999
DataBank Issuer LLC
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	44,829
DB Master Finance LLC
Series 2026-1A, Class A2I (D)	5.200	05-20-56	50,000	49,372
29	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Exeter Automobile Receivables Trust
Series 2026-1A, Class D	5.000	05-17-32	85,000	$83,593
Series 2026-2A, Class D	5.510	08-16-32	35,000	34,913
Exeter Select Automobile Receivables Trust
Series 2026-1, Class D	6.100	11-15-32	50,000	50,330
FIGRE Trust
Series 2025-HE1, Class A (D)(K)	5.829	01-25-55	100,844	101,009
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class CR (3 month CME Term SOFR + 1.650%) (D)(E)	5.379	07-20-35	250,000	249,741
Hertz Vehicle Financing LLC
Series 2021-2A, Class C (D)	2.520	12-27-27	66,667	66,187
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	97,964
Series 2025-5A, Class C (D)	5.500	05-25-30	100,000	96,690
Series 2026-4A, Class A (D)	5.870	02-25-33	170,000	169,405
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (D)	4.458	12-15-38	55,838	55,280
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (D)	3.425	11-15-39	70,447	69,874
Jersey Mike’s Funding LLC
Series 2026-1A, Class A2I (D)	4.952	02-15-56	56,770	55,285
Kinetic ABS Issuer LLC
Series 2026-2A, Class A2 (D)	5.834	06-25-58	45,000	44,624
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (D)(E)	5.127	05-18-42	100,000	100,219
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (D)(E)	6.253	01-15-37	250,000	249,346
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (D)(E)	6.200	04-17-37	250,000	249,592
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (D)(E)	5.991	02-15-33	250,000	250,003
PFP, Ltd.
Series 2026-14, Class AS (1 month CME Term SOFR + 1.600%) (D)(E)	5.239	12-18-43	100,000	100,188
Santander Drive Auto Receivables Trust
Series 2025-4, Class D	4.950	01-15-32	70,000	69,287
SLAM, Ltd.
Series 2026-1A, Class A (D)	5.547	07-15-51	246,944	243,919
Sonic Capital LLC
Series 2021-1A, Class A2II (D)	2.636	08-20-51	70,879	60,480
Southwick Park CLO LLC
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2019-4A, Class CRR (3 month CME Term SOFR + 1.550%) (D)(E)	5.279	07-20-32	250,000	$249,846
Start II, Ltd.
Series 2019-1, Class A (D)	4.089	03-15-44	58,684	58,821
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	54,038	54,141
Series 2024-1A, Class A2II (D)	6.268	07-30-54	78,600	78,514
Symphony CLO XXII, Ltd.
Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%) (D)(E)	5.829	04-18-33	250,000	250,044
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	96,213
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	96,793
Verdelite Static CLO, Ltd.
Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%) (D)(E)	5.379	07-20-32	390,000	390,317
Voya CLO, Ltd.
Series 2021-1A, Class CR (3 month CME Term SOFR + 1.700%) (D)(E)	5.453	07-15-34	250,000	248,949
Westlake Automobile Receivables Trust
Series 2026-2A, Class D (D)	5.250	03-15-32	72,000	71,521

	Shares	Value
Common stocks 0.0%		$31,291
(Cost $103,852)
China 0.0%		15
Country Garden Holdings Company, Ltd. (L)	630	15
Denmark 0.0%		6,576
Ascendis Pharma A/S (L)	25	6,576
United States 0.0%		24,700
Beyond Meat, Inc. (F)(L)	1,181	15,707
Paragon Offshore PLC, Litigation Trust A (L)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)(M)	1,348	8,425
Southcross Holdings GP, Class A (L)(M)	246	0

Wayfair, Inc., Class A (L)	3	298
Preferred securities 2.5%		$3,527,016
(Cost $3,498,293)
Bermuda 0.0%		64,190
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,834	64,190
31	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States 2.5%		$3,462,826
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	254,700
AGNC Investment Corp., 8.712% (3 month CME Term SOFR + 4.959%) (E)	10,000	254,400
Albemarle Corp., 7.250%	3,395	186,080
Alphabet, Inc., Series A, 6.250%	621	30,094
Alphabet, Inc., Series B, 6.250%	161	7,728
Ares Management Corp., 6.750%	98	4,479
Bank of America Corp., 7.250%	29	37,276
Brighthouse Financial, Inc., 5.375%	1,326	15,634
Capital One Financial Corp., 4.250%	2,782	42,259
Capital One Financial Corp., 5.000%	775	13,547
Citigroup, Inc., 6.250%	1,470	35,574
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	3,450	85,595
Corebridge Financial, Inc., 6.375%	1,350	29,241
Duke Energy Corp., 7.750%	6,273	309,949
KeyCorp, 5.650%	1,125	22,950
KKR & Company, Inc., 6.250%	114	5,543
Morgan Stanley, 4.250%	385	6,322
Morgan Stanley, 6.625%	2,400	60,792
Oracle Corp., 6.500%	10,028	468,107
PG&E Corp., 6.000%	1,746	59,154
PPL Corp., 7.000%	4,873	224,938
Sempra, 5.750%	459	9,276
Stifel Financial Corp., 5.200%	11,230	220,782
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	4,218	109,246
The Boeing Company, 6.000%	1,010	65,488
The Southern Company, 6.500%	1,438	36,008
T-Mobile USA, Inc., 5.500%	1,807	36,248
T-Mobile USA, Inc., 5.500%	2,689	54,062
Wells Fargo & Company, 4.700%	1,000	17,560
Wells Fargo & Company, 4.750%	1,229	21,901

Wells Fargo & Company, 7.500%	645	737,893
Exchange-traded funds 0.3%		$395,063
(Cost $391,605)
iShares iBoxx $ High Yield Corporate Bond ETF (F)	1,985	158,423

State Street Blackstone Senior Loan ETF (F)	5,800	236,640

	Par value^	Value
Escrow certificates 0.0%		$604
(Cost $726,381)
Alta Mesa Holdings LP (L)(M)	460,000	46
Sunnova Energy International, Inc. (L)(M)	40,000	24
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	32

	Par value^	Value
Sunnova Energy International, Inc. (L)(M)	305,000	$534

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 11.8%				$16,509,478
(Cost $16,509,507)
U.S. Government 0.4%				562,660
U.S. Treasury Bill	3.607	09-17-26	250,000	249,596
U.S. Treasury Bill (A)	3.816	11-03-26	140,000	139,082
U.S. Treasury Bill	3.824	10-27-26	175,000	173,982

	Yield (%)	Shares	Value
Short-term funds 11.4%			15,946,818
John Hancock Collateral Trust (N)	3.6571(O)	134,435	1,344,338
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6112(O)	14,602,480	14,602,480

Total investments (Cost $163,811,410) 115.8%	$162,209,186
Other assets and liabilities, net (15.8%)	(22,151,225)
Total net assets 100.0%	$140,057,961

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (3.3)%				$(4,617,383)
(Proceeds received $4,640,864)
U.S. Government Agency (3.3)%				(4,617,383)
Federal National Mortgage Association
15 Yr Pass Thru (B)	4.500	TBA	(575,000)	(561,299)
30 Yr Pass Thru (B)	2.000	TBA	(1,360,000)	(1,060,907)
30 Yr Pass Thru (B)	2.500	TBA	(1,130,000)	(922,274)
30 Yr Pass Thru (B)	5.000	TBA	(385,000)	(371,615)
30 Yr Pass Thru (B)	5.500	TBA	(90,000)	(89,114)
Government National Mortgage Association
30 Yr Pass Thru (B)	4.500	TBA	(860,000)	(805,477)
30 Yr Pass Thru (B)	4.500	TBA	(530,000)	(496,813)
30 Yr Pass Thru (B)	5.000	TBA	(140,000)	(135,755)
30 Yr Pass Thru (B)	5.500	TBA	(175,000)	(174,129)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
33	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,726,023 or 17.7% of the fund’s net assets as of 8-31-26.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	All or a portion of this security is on loan as of 8-31-26.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	34

(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 8-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 8-31-26:
United States	65.7%
Brazil	6.3%
South Korea	3.8%
New Zealand	2.9%
Colombia	2.6%
Japan	2.1%
Czech Republic	2.0%
Australia	1.8%
Cayman Islands	1.7%
Indonesia	1.0%
Other countries	10.1%
TOTAL	100.0%
35	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	21	Long	Sep 2026	$1,627,723	$1,610,539	$(17,184)
10-Year Japan Government Bond Futures	9	Long	Sep 2026	7,158,173	7,096,901	(61,272)
10-Year U.S. Treasury Note Futures	112	Long	Dec 2026	12,150,908	12,057,500	(93,408)
2-Year U.S. Treasury Note Futures	16	Long	Dec 2026	3,285,622	3,283,750	(1,872)
5-Year U.S. Treasury Note Futures	332	Long	Dec 2026	35,228,162	35,093,438	(134,724)
Euro-BTP Italian Government Bond Futures	55	Long	Sep 2026	7,435,284	7,356,383	(78,901)
German Euro BOBL Futures	19	Long	Sep 2026	2,508,014	2,500,468	(7,546)
U.K. Long Gilt Bond Futures	3	Long	Dec 2026	350,731	350,159	(572)
Ultra 10-Year U.S. Treasury Note Futures	54	Long	Dec 2026	5,958,112	5,908,781	(49,331)
Ultra U.S. Treasury Bond Futures	11	Long	Dec 2026	1,209,361	1,210,344	983
5-Year Canada Government Bond Futures	90	Short	Dec 2026	(7,275,304)	(7,252,859)	22,445
Euro-Buxl Futures	5	Short	Sep 2026	(606,997)	(602,031)	4,966
German Euro BUND Futures	14	Short	Sep 2026	(2,049,157)	(2,004,416)	44,741
U.S. Treasury Long Bond Futures	105	Short	Dec 2026	(11,443,430)	(11,405,625)	37,805
						$(333,870)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	43,190,000	USD	26,960	CITI	9/14/2026	$1,452	—
ARS	77,905,000	USD	46,536	CITI	10/16/2026	3,772	—
ARS	56,040,000	USD	35,356	CITI	11/30/2026	—	$(117)
ARS	46,035,000	USD	28,321	CITI	12/2/2026	592	—
ARS	61,250,000	USD	36,964	BOA	2/2/2027	124	—
ARS	32,800,000	USD	19,747	CITI	2/2/2027	114	—
AUD	15,000	USD	10,675	BARC	9/16/2026	71	—
AUD	25,000	USD	17,580	SCB	9/16/2026	331	—
AUD	235,000	USD	168,230	GSI	9/30/2026	103	—
AUD	396,700	USD	283,489	MSI	9/30/2026	671	—
BRL	180,000	USD	34,586	BARC	9/2/2026	153	—
BRL	4,898,000	USD	944,880	BOA	9/2/2026	397	—
BRL	38,116,000	USD	7,325,089	CITI	9/2/2026	31,012	—
BRL	45,330,000	USD	8,785,197	DB	9/2/2026	—	(36,850)
BRL	45,219,000	USD	8,725,081	GSI	9/2/2026	1,844	—
BRL	4,031,000	USD	778,589	HSBC	9/2/2026	—	(637)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	36

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	400,000	USD	77,183	JPM	9/2/2026	$14	—
BRL	2,396,000	USD	462,349	MSI	9/2/2026	60	—
BRL	80,000	USD	15,508	SCB	9/2/2026	—	$(69)
BRL	3,913,000	USD	754,168	HSBC	10/2/2026	—	(4,177)
BRL	110,000	USD	20,869	BOA	12/2/2026	—	(31)
BRL	50,000	USD	9,498	MSI	12/2/2026	—	(27)
CAD	10,000	USD	7,247	SCB	9/16/2026	—	(27)
CAD	75,000	USD	54,228	HSBC	9/29/2026	—	(46)
CHF	3,660	USD	4,575	GSI	9/30/2026	—	(33)
CLP	308,043,000	USD	335,522	BOA	9/16/2026	—	(5,456)
CLP	79,031,000	USD	86,342	CITI	9/16/2026	—	(1,661)
CLP	5,075,000	USD	5,540	GSI	9/16/2026	—	(102)
CLP	15,225,000	USD	16,635	HSBC	9/16/2026	—	(321)
CLP	79,000,000	USD	85,994	MSI	9/16/2026	—	(1,346)
CLP	1,189,100,000	USD	1,299,563	HSBC	9/30/2026	—	(25,299)
CLP	323,600,000	USD	356,054	SSB	9/30/2026	—	(9,278)
CNY	48,000	USD	7,136	DB	9/16/2026	16	—
CNY	375,000	USD	55,758	HSBC	9/16/2026	114	—
CNY	476,000	USD	70,231	JPM	9/16/2026	689	—
CNY	1,980,000	USD	294,102	SCB	9/16/2026	902	—
COP	262,700,000	USD	79,710	BOA	9/16/2026	1,543	—
COP	128,900,000	USD	35,647	CITI	9/16/2026	4,222	—
COP	1,026,700,000	USD	335,633	GSI	9/16/2026	—	(18,074)
COP	33,500,000	USD	10,143	MSI	9/16/2026	218	—
COP	331,450,000	USD	99,307	SSB	9/16/2026	3,211	—
COP	661,000,000	USD	209,111	BOA	9/30/2026	—	(5,265)
COP	1,088,033,000	USD	354,039	CITI	9/30/2026	—	(18,500)
COP	667,800,000	USD	207,134	SSB	9/30/2026	—	(1,191)
CZK	5,964,000	USD	284,401	BARC	9/16/2026	2,338	—
CZK	520,000	USD	24,470	CITI	9/16/2026	530	—
CZK	4,640,000	USD	221,449	DB	9/16/2026	1,633	—
CZK	950,000	USD	45,257	JPM	9/16/2026	418	—
CZK	4,942,000	USD	238,876	MSI	9/16/2026	—	(1,274)
CZK	310,000	USD	14,702	SCB	9/16/2026	203	—
CZK	2,946,000	USD	142,701	BARC	9/30/2026	—	(1,046)
DOP	1,430,000	USD	23,695	BOA	1/7/2027	246	—
EGP	2,400,000	USD	44,734	CITI	9/3/2026	2,467	—
EGP	1,520,000	USD	29,986	CITI	9/16/2026	—	(291)
EGP	4,650,000	USD	83,791	CITI	10/5/2026	6,195	—
EGP	1,010,000	USD	18,932	CITI	12/23/2026	—	(11)
EGP	348,000	USD	6,576	BOA	12/31/2026	—	(79)
EGP	522,000	USD	9,831	CITI	12/31/2026	—	(85)
37	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	2,140,000	USD	39,933	CITI	2/11/2027	—	$(680)
EUR	32,000	USD	37,014	BOA	9/16/2026	$176	—
EUR	95,000	USD	109,120	CITI	9/16/2026	1,288	—
EUR	202,000	USD	232,774	DB	9/16/2026	1,988	—
EUR	124,000	USD	143,427	GSI	9/16/2026	685	—
EUR	202,000	USD	233,034	SCB	9/16/2026	1,728	—
EUR	125,000	USD	143,198	SSB	9/16/2026	2,075	—
EUR	1,782,770	USD	2,084,524	DB	9/30/2026	—	(11,491)
EUR	1,534,000	USD	1,791,865	HSBC	9/30/2026	—	(8,106)
GBP	28,000	USD	37,730	BARC	9/16/2026	210	—
GBP	28,000	USD	37,258	DB	9/16/2026	682	—
GBP	3,470	USD	4,729	DB	9/30/2026	—	(27)
HKD	190,000	USD	24,265	GSI	9/30/2026	—	(6)
HUF	57,555,000	USD	186,585	BOA	9/16/2026	—	(3,674)
HUF	13,700,000	USD	43,556	DB	9/16/2026	—	(17)
HUF	18,900,000	USD	60,611	GSI	9/16/2026	—	(546)
HUF	17,479,000	USD	56,261	MSI	9/16/2026	—	(713)
IDR	3,557,000,000	USD	199,949	BOA	9/16/2026	557	—
IDR	1,000,000,000	USD	55,060	CITI	9/16/2026	1,310	—
IDR	1,142,000,000	USD	63,101	DB	9/16/2026	1,273	—
IDR	8,880,490,000	USD	490,006	GSI	9/16/2026	10,582	—
IDR	1,694,000,000	USD	94,746	MSI	9/16/2026	744	—
IDR	19,865,309,000	USD	1,117,441	GSI	9/30/2026	1,093	—
ILS	80,000	USD	26,888	CITI	9/16/2026	—	(121)
INR	2,420,000	USD	25,357	BOA	9/16/2026	63	—
INR	16,570,000	USD	173,651	CITI	9/16/2026	401	—
INR	2,170,000	USD	22,755	DB	9/16/2026	39	—
INR	2,770,000	USD	28,999	GSI	9/16/2026	97	—
INR	3,240,000	USD	34,095	JPM	9/16/2026	—	(62)
INR	5,444,000	USD	57,017	MSI	9/16/2026	168	—
INR	60,020,000	USD	623,261	SCB	9/16/2026	7,196	—
INR	19,500,000	USD	203,482	SSB	9/16/2026	1,348	—
INR	30,134,000	USD	314,174	DB	9/30/2026	1,999	—
JPY	461,033,000	USD	2,903,393	JPM	9/30/2026	—	(10,994)
JPY	273,075,000	USD	1,718,833	MSI	9/30/2026	—	(5,633)
KRW	106,150,000	USD	74,591	CITI	9/16/2026	3,047	—
KRW	49,150,000	USD	32,729	GSI	9/16/2026	3,219	—
KRW	72,500,000	USD	51,789	JPM	9/16/2026	1,239	—
KRW	102,270,000	USD	67,360	MSI	9/16/2026	7,440	—
KRW	114,960,000	USD	75,720	SCB	9/16/2026	8,362	—
KRW	4,325,382,000	USD	3,126,755	GSI	9/30/2026	37,398	—
KZT	112,500,000	USD	222,238	DB	9/16/2026	21,003	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	38

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KZT	9,900,000	USD	20,256	DB	12/17/2026	$466	—
MXN	420,000	USD	24,175	BOA	9/17/2026	508	—
MXN	1,466,000	USD	83,865	CITI	9/17/2026	2,289	—
MXN	650,000	USD	37,180	DB	9/17/2026	1,019	—
MXN	5,556,000	USD	316,895	GSI	9/17/2026	9,620	—
MXN	3,902,000	USD	221,524	HSBC	9/17/2026	7,789	—
MXN	9,371,000	USD	548,849	MSI	9/17/2026	1,865	—
MXN	240,000	USD	13,683	SSB	9/17/2026	422	—
MXN	536,000	USD	31,501	SSB	9/30/2026	—	$(33)
MYR	1,892,000	USD	467,458	HSBC	9/17/2026	2,726	—
NGN	24,145,000	USD	17,112	GSI	9/2/2026	943	—
NGN	24,145,000	USD	18,080	SCB	9/2/2026	—	(25)
NGN	47,982,000	USD	34,006	SCB	10/30/2026	965	—
NOK	7,183,000	USD	770,370	JPM	9/30/2026	—	(1,905)
NZD	60,000	USD	35,170	SCB	9/16/2026	342	—
PEN	170,000	USD	49,700	BARC	9/16/2026	795	—
PEN	125,000	USD	36,862	BOA	9/16/2026	267	—
PEN	819,000	USD	241,989	CITI	9/16/2026	1,282	—
PEN	137,000	USD	40,148	DB	9/16/2026	545	—
PEN	200,000	USD	59,041	GSI	9/16/2026	366	—
PEN	307,000	USD	90,727	MSI	9/16/2026	462	—
PEN	103,000	USD	30,651	SCB	9/16/2026	—	(57)
PHP	4,330,000	USD	70,156	CITI	9/16/2026	—	(800)
PHP	1,400,000	USD	22,764	DB	9/16/2026	—	(340)
PHP	3,150,000	USD	51,673	GSI	9/16/2026	—	(1,218)
PHP	33,170,000	USD	536,801	GSI	9/30/2026	—	(6,121)
PLN	105,000	USD	27,864	BOA	9/16/2026	313	—
PLN	1,804,000	USD	490,729	CITI	9/16/2026	—	(6,634)
PLN	801,000	USD	216,178	HSBC	9/16/2026	—	(1,233)
RON	160,000	USD	34,858	BOA	9/16/2026	456	—
RON	326,000	USD	71,524	CITI	9/16/2026	430	—
RON	33,000	USD	7,220	DB	9/16/2026	65	—
RON	709,000	USD	155,585	GSI	9/16/2026	903	—
RSD	1,452,000	USD	14,243	CITI	9/16/2026	124	—
SEK	6,995,000	USD	738,872	GSI	9/30/2026	—	(7,379)
SGD	55,000	USD	42,792	DB	9/16/2026	519	—
SGD	195,000	USD	151,890	GSI	9/16/2026	1,664	—
SGD	10,000	USD	7,876	MSI	9/16/2026	—	(2)
THB	3,010,000	USD	90,709	BARC	9/16/2026	161	—
THB	6,447,000	USD	196,373	BOA	9/16/2026	—	(1,742)
THB	2,210,000	USD	67,377	DB	9/16/2026	—	(658)
THB	450,000	USD	13,452	GSI	9/16/2026	134	—
39	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
THB	4,670,000	USD	142,408	HSBC	9/16/2026	—	$(1,424)
THB	1,190,000	USD	36,017	MSI	9/16/2026	—	(92)
THB	820,000	USD	25,005	SCB	9/16/2026	—	(250)
TRY	18,186,000	USD	335,996	BARC	9/16/2026	$36,435	—
TRY	1,215,000	USD	22,287	BOA	9/16/2026	2,595	—
TRY	1,455,000	USD	29,799	CITI	9/16/2026	—	(2)
TRY	770,000	USD	15,527	HSBC	9/16/2026	241	—
TRY	5,563,000	USD	112,463	HSBC	9/30/2026	214	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	14,872	—
TRY	9,565,000	USD	169,409	BARC	12/16/2026	12,681	—
TRY	7,850,000	USD	139,690	BARC	1/29/2027	4,544	—
TRY	7,985,000	USD	140,002	BARC	2/10/2027	5,331	—
TRY	9,565,000	USD	158,884	BARC	3/17/2027	10,381	—
TRY	2,620,000	USD	40,619	BARC	8/10/2027	596	—
TWD	45,565,000	USD	1,434,621	GSI	9/30/2026	3,337	—
USD	28,499	ARS	43,190,000	CITI	9/14/2026	87	—
USD	22,099	ARS	34,275,000	CITI	10/16/2026	—	(34)
USD	59,548	AUD	85,000	GSI	9/16/2026	—	(1,350)
USD	2,326,799	AUD	3,256,000	MSI	9/30/2026	—	(5,506)
USD	485,309	AUD	679,000	SCB	9/30/2026	—	(1,066)
USD	34,720	BRL	180,000	BARC	9/2/2026	—	(18)
USD	945,268	BRL	4,898,000	BOA	9/2/2026	—	(9)
USD	7,317,299	BRL	38,116,000	CITI	9/2/2026	—	(38,801)
USD	8,746,114	BRL	45,330,000	DB	9/2/2026	—	(2,234)
USD	8,769,904	BRL	45,219,000	GSI	9/2/2026	42,979	—
USD	779,588	BRL	4,031,000	HSBC	9/2/2026	1,636	—
USD	77,084	BRL	400,000	JPM	9/2/2026	—	(112)
USD	457,220	BRL	2,396,000	MSI	9/2/2026	—	(5,190)
USD	15,439	BRL	80,000	SCB	9/2/2026	——	——
USD	8,562,138	BRL	44,475,000	DB	10/2/2026	37,778	—
USD	470,000	BRL	2,473,000	BOA	12/2/2026	1,527	—
USD	203,048	BRL	1,070,000	MSI	12/2/2026	352	—
USD	28,848	CAD	40,000	JPM	9/16/2026	—	(32)
USD	25,321	CAD	35,000	MSI	9/16/2026	51	—
USD	807,041	CAD	1,116,000	JPM	9/29/2026	809	—
USD	698,796	CHF	559,000	GSI	9/30/2026	5,109	—
USD	62,070	CHF	50,000	SCB	9/30/2026	22	—
USD	29,405	CLP	27,100,000	CITI	9/16/2026	368	—
USD	129,291	CLP	116,905,000	DB	9/16/2026	4,028	—
USD	90,367	CLP	83,077,000	GSI	9/16/2026	1,350	—
USD	58,722	CLP	54,600,000	HSBC	9/16/2026	219	—
USD	26,425	CLP	24,200,000	MSI	9/16/2026	495	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	40

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	95,435	CLP	88,145,000	SCB	9/16/2026	$988	—
USD	720,047	CLP	658,843,000	HSBC	9/30/2026	14,017	—
USD	86,179	CNY	579,000	BOA	9/16/2026	—	$(88)
USD	71,262	CNY	483,000	JPM	9/16/2026	—	(701)
USD	2,097,431	CNY	14,066,000	CITI	9/30/2026	—	(300)
USD	39,238	COP	121,600,000	BOA	9/16/2026	1,628	—
USD	115,743	COP	385,800,000	CITI	9/16/2026	—	(3,585)
USD	6,523	COP	21,200,000	DB	9/16/2026	—	(34)
USD	183,798	COP	660,728,000	GSI	9/16/2026	—	(20,566)
USD	282,010	COP	866,900,000	SSB	9/16/2026	13,878	—
USD	4,620,638	COP	14,200,144,000	CITI	9/30/2026	241,439	—
USD	226,530	CZK	4,760,000	BARC	9/16/2026	—	(2,324)
USD	86,187	CZK	1,827,000	DB	9/16/2026	—	(1,652)
USD	240,053	CZK	4,970,000	JPM	9/16/2026	1,104	—
USD	55,535	CZK	1,170,000	MSI	9/16/2026	—	(716)
USD	24,642	CZK	520,000	SCB	9/16/2026	—	(359)
USD	2,915,196	CZK	60,183,000	BARC	9/30/2026	21,359	—
USD	732,204	DOP	42,790,000	GSI	9/30/2026	6,199	—
USD	47,151	EGP	2,400,000	CITI	9/3/2026	—	(50)
USD	10,910	EGP	560,000	CITI	9/16/2026	—	(30)
USD	90,413	EUR	78,000	BARC	9/16/2026	—	(237)
USD	21,960	EUR	19,000	BOA	9/16/2026	—	(122)
USD	72,891	EUR	63,000	CITI	9/16/2026	—	(327)
USD	533,795	EUR	462,000	DB	9/16/2026	—	(3,134)
USD	104,231	EUR	91,000	JPM	9/16/2026	—	(1,528)
USD	250,264	EUR	217,000	SCB	9/16/2026	—	(1,931)
USD	4,161,401	EUR	3,559,000	DB	9/30/2026	22,940	—
USD	111,912	EUR	96,000	HSBC	9/30/2026	281	—
USD	185,700	EUR	160,000	SCB	9/30/2026	—	(351)
USD	75,002	GBP	56,000	GSI	9/16/2026	—	(878)
USD	239,867	GBP	176,000	DB	9/30/2026	1,379	—
USD	14,694	HUF	4,600,000	BARC	9/16/2026	75	—
USD	44,062	HUF	13,900,000	BOA	9/16/2026	—	(113)
USD	30,804	HUF	9,700,000	GSI	9/16/2026	—	(23)
USD	28,571	HUF	9,000,000	JPM	9/16/2026	—	(32)
USD	108,608	HUF	33,900,000	MSI	9/16/2026	872	—
USD	241,916	HUF	74,843,000	HSBC	9/30/2026	4,200	—
USD	49,311	IDR	891,000,000	BARC	9/16/2026	—	(914)
USD	7,562	IDR	137,000,000	BOA	9/16/2026	—	(161)
USD	137,047	IDR	2,469,000,000	DB	9/16/2026	—	(2,129)
USD	45,808	IDR	814,000,000	HSBC	9/16/2026	—	(77)
USD	328,832	IDR	5,868,000,000	SCB	9/16/2026	—	(1,945)
41	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	21,714	ILS	65,000	BARC	9/16/2026	—	$(34)
USD	59,679	ILS	175,000	CITI	9/16/2026	$1,127	—
USD	24,573	ILS	75,000	SCB	9/16/2026	—	(520)
USD	1,107,916	ILS	3,313,000	GSI	9/30/2026	—	(1,026)
USD	61,680	INR	5,910,000	BOA	9/16/2026	—	(400)
USD	19,644	INR	1,900,000	JPM	9/16/2026	—	(314)
USD	36,948	INR	3,520,000	MSI	9/16/2026	—	(27)
USD	381,176	INR	36,490,000	SCB	9/16/2026	—	(2,119)
USD	38,521	INR	3,690,000	SSB	9/16/2026	—	(239)
USD	3,832,091	JPY	608,502,000	JPM	9/30/2026	14,510	—
USD	1,544,970	JPY	245,453,000	MSI	9/30/2026	5,063	—
USD	42,681	KRW	65,590,000	BOA	9/16/2026	—	(5,291)
USD	101,872	KRW	144,340,000	GSI	9/16/2026	—	(3,697)
USD	40,123	KRW	59,700,000	JPM	9/16/2026	—	(3,542)
USD	23,647	KRW	34,280,000	SSB	9/16/2026	—	(1,426)
USD	8,036,170	KRW	11,117,224,000	GSI	9/30/2026	—	(96,423)
USD	523,400	KRW	723,600,000	HSBC	9/30/2026	—	(5,937)
USD	28,226	KZT	13,100,000	CITI	9/16/2026	—	(98)
USD	68,216	KZT	31,700,000	DB	9/16/2026	—	(324)
USD	44,299	MXN	770,000	BOA	9/17/2026	—	(953)
USD	594,230	MXN	10,427,000	DB	9/17/2026	—	(18,543)
USD	436,736	MXN	7,450,000	GSI	9/17/2026	—	(1,086)
USD	66,351	MXN	1,167,000	MSI	9/17/2026	—	(2,232)
USD	1,094	MXN	19,000	SCB	9/17/2026	—	(22)
USD	208,142	MXN	3,602,000	SSB	9/17/2026	—	(3,540)
USD	426,670	MXN	7,260,000	SSB	9/30/2026	448	—
USD	339,893	MYR	1,380,000	HSBC	9/17/2026	—	(3,053)
USD	445,666	MYR	1,800,000	HSBC	9/30/2026	—	(1,844)
USD	18,080	NGN	24,145,000	GSI	9/2/2026	25	—
USD	17,806	NGN	24,145,000	SCB	9/2/2026	—	(249)
USD	26,725	NZD	45,000	DB	9/16/2026	91	—
USD	58,299	NZD	100,000	GSI	9/16/2026	—	(888)
USD	972,283	NZD	1,631,000	DB	9/30/2026	6,572	—
USD	4,332,040	NZD	7,266,000	GSI	9/30/2026	29,859	—
USD	11,900	PEN	40,000	BOA	9/16/2026	18	—
USD	56,881	PEN	195,000	CITI	9/16/2026	—	(1,040)
USD	79,995	PEN	270,000	MSI	9/16/2026	—	(205)
USD	162,851	PEN	550,000	SCB	9/16/2026	—	(517)
USD	128,616	PHP	7,950,000	DB	9/16/2026	1,277	—
USD	43,135	PHP	2,680,000	GSI	9/16/2026	208	—
USD	352,377	PLN	1,305,000	BARC	9/16/2026	2,187	—
USD	45,536	PLN	170,000	BOA	9/16/2026	—	(83)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	42

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	35,849	PLN	135,000	CITI	9/16/2026	—	$(378)
USD	34,606	PLN	130,000	DB	9/16/2026	—	(279)
USD	169,477	PLN	637,000	GSI	9/16/2026	—	(1,458)
USD	742,161	PLN	2,745,000	GSI	9/30/2026	$5,555	—
USD	5,550	RON	25,000	BOA	9/16/2026	32	—
USD	89,987	RON	410,000	CITI	9/16/2026	—	(506)
USD	124,553	RON	571,000	DB	9/16/2026	—	(1,475)
USD	16,180	RON	74,000	GSI	9/16/2026	—	(153)
USD	35,065	RON	160,000	HSBC	9/16/2026	—	(249)
USD	3,906	RON	18,000	MSI	9/16/2026	—	(66)
USD	31,123	SGD	40,000	BOA	9/16/2026	—	(376)
USD	11,663	SGD	15,000	CITI	9/16/2026	—	(149)
USD	109,444	SGD	140,000	DB	9/16/2026	—	(799)
USD	73,879	SGD	95,000	SCB	9/16/2026	—	(929)
USD	765,482	SGD	970,000	HSBC	9/30/2026	924	—
USD	50,486	THB	1,670,000	BARC	9/16/2026	70	—
USD	21,826	THB	730,000	BOA	9/16/2026	—	(212)
USD	31,449	THB	1,050,000	GSI	9/16/2026	—	(250)
USD	303,339	THB	9,960,000	HSBC	9/16/2026	2,653	—
USD	182,475	TRY	9,565,000	BARC	9/16/2026	—	(13,406)
USD	96,315	TRY	5,280,000	DB	9/16/2026	—	(11,814)
USD	88,303	TRY	4,325,000	HSBC	9/16/2026	—	(269)
USD	148,773	TRY	7,850,000	BARC	11/4/2026	—	(6,053)
USD	172,014	TRY	9,565,000	BARC	12/16/2026	—	(10,076)
USD	137,072	TRY	7,850,000	BARC	1/29/2027	—	(7,161)
USD	137,767	TRY	7,985,000	JPM	2/10/2027	—	(7,565)
USD	160,387	TRY	9,565,000	GSI	3/17/2027	—	(8,878)
USD	9,659	TRY	620,000	HSBC	8/10/2027	—	(94)
USD	126,414	UYU	5,097,000	CITI	9/16/2026	—	(94)
USD	3,714	UYU	150,000	DB	9/16/2026	—	(9)
USD	244,543	UYU	9,893,000	HSBC	9/16/2026	—	(1,001)
USD	318,796	ZAR	5,140,000	BARC	9/16/2026	—	(48)
USD	51,471	ZAR	850,000	BOA	9/16/2026	—	(1,256)
USD	82,248	ZAR	1,360,000	CITI	9/16/2026	—	(2,116)
USD	442,790	ZAR	7,341,000	DB	9/16/2026	—	(12,588)
USD	44,672	ZAR	750,000	GSI	9/16/2026	—	(1,853)
USD	69,017	ZAR	1,170,000	HSBC	9/16/2026	—	(3,561)
USD	30,073	ZAR	500,000	MSI	9/16/2026	—	(943)
USD	431,059	ZAR	6,920,000	HSBC	9/30/2026	2,246	—
UYU	14,990,000	USD	371,131	DB	9/16/2026	921	—
UYU	150,000	USD	3,719	HSBC	9/16/2026	4	—
UYU	925,000	USD	22,806	CITI	12/1/2026	11	—
43	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	2,316,000	USD	140,156	BOA	9/16/2026	$3,510	—
ZAR	1,510,000	USD	92,277	CITI	9/16/2026	1,391	—
ZAR	7,539,000	USD	465,234	DB	9/16/2026	2,426	—
ZAR	370,000	USD	22,588	GSI	9/16/2026	364	—
ZAR	560,000	USD	34,370	MSI	9/16/2026	369	—
ZAR	11,871,000	USD	739,466	HSBC	9/30/2026	—	$(3,854)
						$820,762	$(557,527)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	26,615,000	THB	Fixed 2.162%	1 day THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2036	—	$(1,953)	$(1,953)
								—	$(1,953)	$(1,953)
Centrally cleared	8,780,000	AUD	3 month AUD BBR BBSW	Fixed 4.750%	Quarterly	Quarterly	Jun 2028	$(120,817)	130,331	9,514
Centrally cleared	8,780,000	AUD	Fixed 4.750%	3 month AUD BBR BBSW	Quarterly	Quarterly	Jun 2028	(30,772)	21,258	(9,514)
Centrally cleared	67,930,000	NOK	6 month NOK NIBOR	Fixed 4.880%	Annual	Semi-Annual	Sep 2028	(221)	(15,853)	(16,074)
Centrally cleared	250,000	USD	Fixed 3.704%	1 day USD Compounded SOFR	Annual	Annual	May 2029	—	3,243	3,243
Centrally cleared	18,910,000	CNY	Fixed 2.010%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(48,607)	(48,607)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2029	—	(13,477)	(13,477)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2030	—	(12,287)	(12,287)
Centrally cleared	21,485,000	CNY	Fixed 1.604%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Dec 2030	—	(18,506)	(18,506)
Centrally cleared	1,060,000	AUD	6 month AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(22,934)	(22,934)
Centrally cleared	3,547,596	BRL	1 day BRL CDI	Fixed 13.470%	At Maturity	At Maturity	Jan 2031	—	(27,996)	(27,996)
Centrally cleared	10,910,000	CNY	Fixed 1.592%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	130	(8,839)	(8,709)
Centrally cleared	10,885,000	CNY	Fixed 1.631%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(11,466)	(11,466)
Centrally cleared	10,885,000	CNY	Fixed 1.629%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Mar 2031	—	(11,323)	(11,323)
Centrally cleared	33,325,000	CZK	6 month CZK PRIBOR	Fixed 3.795%	Annual	Semi-Annual	Mar 2031	—	(58,221)	(58,221)
Centrally cleared	3,745,000	AUD	6 month AUD BBR BBSW	Fixed 5.150%	Semi-Annual	Semi-Annual	Jun 2031	—	25,324	25,324
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	44

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,745,000	AUD	6 month AUD BBR BBSW	Fixed 5.170%	Semi-Annual	Semi-Annual	Jun 2031	—	$27,691	$27,691
Centrally cleared	11,000,000	CNY	Fixed 1.607%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(9,927)	(9,927)
Centrally cleared	11,675,000	CNY	Fixed 1.580%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(8,406)	(8,406)
Centrally cleared	11,250,000	CNY	Fixed 1.558%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(6,358)	(6,358)
Centrally cleared	5,250,553	ILS	Fixed 3.515%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(7,106)	(7,106)
Centrally cleared	4,737,691	ILS	Fixed 3.530%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(7,498)	(7,498)
Centrally cleared	4,785,000	AUD	6 month AUD BBR BBSW	Fixed 4.948%	Semi-Annual	Semi-Annual	Jun 2031	—	1,415	1,415
Centrally cleared	4,835,000	ILS	Fixed 3.590%	1 day ILS SHIR Compounded OIS	Annual	Annual	Jun 2031	—	(12,084)	(12,084)
Centrally cleared	41,115,000	CNY	Fixed 1.503%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Jun 2031	—	(7,704)	(7,704)
Centrally cleared	20,370,000	CNY	Fixed 1.505%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2031	—	(3,450)	(3,450)
Centrally cleared	161,105,000	INR	Fixed 6.305%	1 day INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	—	14,388	14,388
Centrally cleared	158,915,000	INR	Fixed 6.210%	1 day INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	—	20,693	20,693
Centrally cleared	9,390,000	AUD	6 month AUD BBR BBSW	Fixed 4.750%	Semi-Annual	Semi-Annual	Sep 2031	$(19,800)	(40,448)	(60,248)
Centrally cleared	158,030,000	INR	Fixed 6.223%	1 day INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	—	19,689	19,689
Centrally cleared	2,725,000	NZD	3 month NZD BBR	Fixed 4.055%	Semi-Annual	Quarterly	Sep 2031	—	(1,765)	(1,765)
Centrally cleared	9,930,000	CNY	Fixed 1.478%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2031	—	274	274
Centrally cleared	1,985,000	CNY	Fixed 1.483%	1 week CNY CNREPOFIX	Quarterly	Quarterly	Sep 2031	—	(16)	(16)
Centrally cleared	1,866,775,000	COP	1 day COP IBR Compounded OIS	Fixed 10.509%	Quarterly	Quarterly	Sep 2031	—	(7,873)	(7,873)
Centrally cleared	2,739,100,000	COP	1 day COP IBR Compounded OIS	Fixed 10.608%	Quarterly	Quarterly	Sep 2031	—	(8,408)	(8,408)
Centrally cleared	2,755,825,000	COP	1 day COP IBR Compounded OIS	Fixed 10.577%	Quarterly	Quarterly	Sep 2031	—	(9,449)	(9,449)
Centrally cleared	1,283,785,000	COP	1 day COP IBR Compounded OIS	Fixed 10.473%	Quarterly	Quarterly	Sep 2031	—	(5,953)	(5,953)
Centrally cleared	916,990,000	COP	1 day COP IBR Compounded OIS	Fixed 10.491%	Quarterly	Quarterly	Sep 2031	—	(4,060)	(4,060)
Centrally cleared	3,760,000	SEK	3 month SEK STIBOR	Fixed 2.810%	Annual	Quarterly	Sep 2031	100	(3,603)	(3,503)
45	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	19,820,000	TWD	Fixed 2.370%	3 month TWD TAIBOR	Quarterly	Quarterly	Sep 2031	—	$817	$817
Centrally cleared	28,525,000	TWD	Fixed 2.370%	3 month TWD TAIBOR	Quarterly	Quarterly	Sep 2031	—	1,196	1,196
Centrally cleared	4,580,000	ILS	Fixed 3.405%	1 day ILS SHIR Compounded OIS	Annual	Annual	Sep 2031	—	1,139	1,139
Centrally cleared	1,016,365,000	COP	1 day COP IBR Compounded OIS	Fixed 10.515%	Quarterly	Quarterly	Sep 2031	—	(4,215)	(4,215)
Centrally cleared	47,585,000	TWD	Fixed 2.412%	3 month TWD TAIBOR	Quarterly	Quarterly	Sep 2031	—	(882)	(882)
Centrally cleared	2,155,930,000	KRW	Fixed 3.985%	3 month KRW Certificate of Deposit Rate	Quarterly	Quarterly	Sep 2031	—	21	21
Centrally cleared	1,328,895,000	CLP	1 day CLP CLICP	Fixed 5.195%	Semi-Annual	Semi-Annual	Sep 2031	—	(5,111)	(5,111)
Centrally cleared	141,915,000	CLP	1 day CLP CLICP	Fixed 5.192%	Semi-Annual	Semi-Annual	Sep 2031	—	(568)	(568)
Centrally cleared	5,420,000	CAD	Fixed 3.220%	1 day CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Sep 2031	$(776)	—	(776)
Centrally cleared	475,000	USD	Fixed 3.590%	1 day USD Compounded SOFR	Annual	Annual	Nov 2032	28	17,174	17,202
Centrally cleared	5,820,000	ILS	Fixed 3.960%	1 day ILS SHIR Compounded OIS	Annual	Annual	Mar 2036	—	(39,896)	(39,896)
Centrally cleared	53,105,000	THB	Fixed 2.083%	1 day THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2036	—	7,599	7,599
Centrally cleared	26,875,000	THB	Fixed 2.115%	1 day THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2036	—	1,457	1,457
Centrally cleared	26,710,000	THB	Fixed 2.180%	1 day THB THOR Compounded OIS	Quarterly	Quarterly	Sep 2036	—	(3,279)	(3,279)
Centrally cleared	1,274,350,000	CLP	1 day CLP CLICP	Fixed 5.531%	Semi-Annual	Semi-Annual	Sep 2036	—	(12,019)	(12,019)
Centrally cleared	424,785,000	CLP	1 day CLP CLICP	Fixed 5.468%	Semi-Annual	Semi-Annual	Sep 2036	—	(6,262)	(6,262)
Centrally cleared	2,505,000	ILS	Fixed 3.730%	1 day ILS SHIR Compounded OIS	Annual	Annual	Sep 2036	—	582	582
Centrally cleared	742,515,000	CLP	1 day CLP CLICP	Fixed 5.575%	Semi-Annual	Semi-Annual	Sep 2036	—	(4,249)	(4,249)
Centrally cleared	106,895,000	CLP	1 day CLP CLICP	Fixed 5.560%	Semi-Annual	Semi-Annual	Sep 2036	—	(747)	(747)
Centrally cleared	4,115,000	MYR	Fixed 3.922%	3 month MYR KLIBOR	Quarterly	Quarterly	Sep 2036	—	3,399	3,399
Centrally cleared	2,745,000	MYR	Fixed 3.929%	3 month MYR KLIBOR	Quarterly	Quarterly	Sep 2036	—	1,863	1,863
Centrally cleared	3,476,000	CHF	Fixed 0.893%	1 day CHF SARON Compounded OIS	Annual	Annual	Sep 2036	—	14,227	14,227
Centrally cleared	2,330,000	CHF	Fixed 0.953%	1 day CHF SARON Compounded OIS	Annual	Annual	Sep 2036	—	1,109	1,109
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	46

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,725,000	USD	1 day USD Compounded SOFR	Fixed 4.642%	Annual	Annual	Apr 2046	—	$(44,521)	$(44,521)
Centrally cleared	1,125,000	USD	1 day USD Compounded SOFR	Fixed 4.311%	Annual	Annual	Jun 2046	$(128)	(40,158)	(40,286)
Centrally cleared	1,625,000	USD	1 day USD Compounded SOFR	Fixed 4.130%	Annual	Annual	Jun 2056	7,452	(119,231)	(111,779)
Centrally cleared	1,025,000	AUD	6 month AUD BBR BBSW	Fixed 4.941%	Semi-Annual	Semi-Annual	Sep 2056	—	(37,643)	(37,643)
Centrally cleared	425,000	USD	1 day USD Compounded SOFR	Fixed 4.465%	Annual	Annual	Sep 2056	—	(6,483)	(6,483)
Centrally cleared	855,000	USD	1 day USD Compounded SOFR	Fixed 4.485%	Annual	Annual	Sep 2056	—	(10,259)	(10,259)
								$(164,804)	$(414,251)	$(579,055)
								$(164,804)	$(416,204)	$(581,008)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	770,000	USD	$770,000	1.000%	Quarterly	Jun 2031	$(19,193)	$(4,831)	$(24,024)
BARC	Emirate of Abu Dhabi	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(7,248)	(708)	(7,956)
BARC	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,574	(799)	1,775
BARC	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,752	(977)	1,775
BARC	Government of Malaysia	1,795,000	USD	1,795,000	1.000%	Quarterly	Jun 2031	(47,288)	(8,168)	(55,456)
BARC	Kingdom of Morocco	515,000	USD	515,000	1.000%	Quarterly	Jun 2031	(4,037)	(2,724)	(6,761)
BARC	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,574)	(840)	(3,414)
BARC	Kingdom of Saudi Arabia	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(4,593)	(751)	(5,344)
BARC	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,497)	(952)	(5,449)
BARC	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	3,040	(654)	2,386
BARC	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	3,812	(1,426)	2,386
BARC	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,004)	(1,019)	(7,023)
BARC	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,441)	(582)	(7,023)
BARC	Republic of Colombia	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	7,396	(3,053)	4,343
BARC	Republic of Colombia	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	6,111	(1,768)	4,343
BARC	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	5,183	(921)	4,262
BARC	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	4,368	(106)	4,262
BARC	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	5,418	(1,156)	4,262
47	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Colombia	265,000	USD	$265,000	1.000%	Quarterly	Jun 2031	$3,703	$559	$4,262
BARC	Republic of Indonesia	795,000	USD	795,000	1.000%	Quarterly	Jun 2031	(2,540)	(4,346)	(6,886)
BARC	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,443)	(809)	(2,252)
BARC	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(772)	(1,480)	(2,252)
BARC	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,108)	(1,144)	(2,252)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,434)	(1,900)	(5,334)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,264)	(1,070)	(5,334)
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,616)	(718)	(5,334)
BARC	Republic of Peru	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(4,083)	(1,148)	(5,231)
BARC	Republic of South Africa	530,000	USD	530,000	1.000%	Quarterly	Jun 2031	6,721	(4,621)	2,100
BARC	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,577	(1,527)	1,050
BARC	Republic of the Philippines	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,034)	(289)	(4,323)
BARC	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,335)	(905)	(4,240)
BARC	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,812)	(428)	(4,240)
BARC	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,845)	(395)	(4,240)
BARC	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,528)	(1,323)	(2,851)
BARC	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,640)	(1,211)	(2,851)
BOA	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,757	(982)	1,775
BOA	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,507)	(942)	(5,449)
BOA	Petroleo Brasileiro SA	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	2,865	(434)	2,431
BOA	Petroleo Brasileiro SA	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	3,466	(1,080)	2,386
BOA	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,088)	(935)	(7,023)
BOA	Republic of Panama	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,252)	(856)	(2,108)
BOA	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,972	(1,922)	1,050
BOA	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,812	(1,762)	1,050
BOA	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,756	(1,706)	1,050
BOA	Republic of Turkey	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	13,411	(1,148)	12,263
BOA	Republic of Turkey	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	13,588	(862)	12,726
BOA	State of Qatar	1,540,000	USD	1,540,000	1.000%	Quarterly	Jun 2031	(42,421)	(5,460)	(47,881)
BOA	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,450)	(1,401)	(2,851)
BOA	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,589)	(1,317)	(2,906)
BOA	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,234)	(617)	(2,851)
CITI	Petroleo Brasileiro SA	1,875,000	USD	1,875,000	1.000%	Quarterly	Jun 2031	27,628	(10,738)	16,890
CITI	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,257)	(995)	(2,252)
CITI	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,336)	(904)	(4,240)
DB	Republic of Colombia	275,000	USD	275,000	1.000%	Quarterly	Jun 2031	7,813	(3,390)	4,423
DB	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,065)	(1,187)	(2,252)
DB	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(663)	(1,589)	(2,252)
DB	Republic of Panama	3,160,000	USD	3,160,000	1.000%	Quarterly	Jun 2031	(474)	(24,662)	(25,136)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	48

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
DB	Republic of Peru	255,000	USD	$255,000	1.000%	Quarterly	Jun 2031	$(3,793)	$(1,438)	$(5,231)
DB	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,529	(1,479)	1,050
DB	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,780)	(460)	(4,240)
DB	United Mexican States	2,095,000	USD	2,095,000	1.000%	Quarterly	Jun 2031	(9,921)	(13,052)	(22,973)
DB	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,361)	(1,545)	(2,906)
GSI	Emirate of Abu Dhabi	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,331)	(1,625)	(7,956)
GSI	Emirate of Abu Dhabi	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,234)	(1,722)	(7,956)
GSI	Emirate of Abu Dhabi	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(7,240)	(716)	(7,956)
GSI	Federative Republic of Brazil	1,595,000	USD	1,595,000	1.000%	Quarterly	Jun 2031	16,961	(6,280)	10,681
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	1,889	(114)	1,775
GSI	Federative Republic of Brazil	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,723	(948)	1,775
GSI	Kingdom of Saudi Arabia	515,000	USD	515,000	1.000%	Quarterly	Jun 2031	(8,344)	(2,449)	(10,793)
GSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,183)	(1,266)	(5,449)
GSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,564)	(885)	(5,449)
GSI	Republic of Chile	770,000	USD	770,000	1.000%	Quarterly	Jun 2031	(16,682)	(4,524)	(21,206)
GSI	Republic of Chile	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(6,431)	(592)	(7,023)
GSI	Republic of Colombia	295,000	USD	295,000	1.000%	Quarterly	Jun 2031	13,907	(9,162)	4,745
GSI	Republic of Peru	1,815,000	USD	1,815,000	1.000%	Quarterly	Jun 2031	(23,952)	(13,281)	(37,233)
GSI	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,484)	(1,850)	(5,334)
GSI	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,712	(1,662)	1,050
GSI	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,753	(1,703)	1,050
GSI	Republic of the Philippines	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(3,858)	(382)	(4,240)
GSI	State of Qatar	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(7,452)	(476)	(7,928)
GSI	State of Qatar	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(7,924)	(4)	(7,928)
GSI	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	(1,267)	(1,639)	(2,906)
GSI	United Mexican States	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,401)	(1,450)	(2,851)
JPM	Kingdom of Morocco	515,000	USD	515,000	1.000%	Quarterly	Jun 2031	(3,759)	(3,002)	(6,761)
JPM	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,343)	(1,071)	(3,414)
JPM	People’s Republic of China	1,795,000	USD	1,795,000	1.000%	Quarterly	Jun 2031	(48,550)	(5,411)	(53,961)
JPM	Republic of Indonesia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(1,448)	(804)	(2,252)
JPM	Republic of South Africa	265,000	USD	265,000	1.000%	Quarterly	Jun 2031	2,867	(1,817)	1,050
MSI	Emirate of Abu Dhabi	255,000	USD	255,000	1.000%	Quarterly	Jun 2031	(7,323)	(633)	(7,956)
MSI	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,123)	(1,291)	(3,414)
MSI	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,464)	(950)	(3,414)
MSI	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,577)	(837)	(3,414)
MSI	Kingdom of Morocco	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(2,686)	(728)	(3,414)
MSI	Kingdom of Saudi Arabia	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(4,620)	(829)	(5,449)
MSI	Republic of Colombia	270,000	USD	270,000	1.000%	Quarterly	Jun 2031	6,560	(2,217)	4,343
MSI	Republic of the Philippines	260,000	USD	260,000	1.000%	Quarterly	Jun 2031	(3,844)	(479)	(4,323)
49	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	United Mexican States	255,000	USD	$255,000	1.000%	Quarterly	Jun 2031	$(1,973)	$(823)	$(2,796)
				$41,525,000				$(233,953)	$(210,675)	$(444,628)
Centrally cleared	CDX.EM.45	3,800,000	USD	3,800,000	1.000%	Quarterly	Jun 2031	100,471	(46,783)	53,688
Centrally cleared	CDX.NA.HY.46	6,703,200	USD	6,703,200	5.000%	Quarterly	Jun 2031	(526,750)	(70,393)	(597,143)
Centrally cleared	CDX.NA.IG.46	22,625,000	USD	22,625,000	1.000%	Quarterly	Jun 2031	(481,380)	(48,104)	(529,484)
Centrally cleared	iTraxx Europe Crossover Series 45 Version 1	3,270,000	EUR	3,768,101	5.000%	Quarterly	Jun 2031	(405,134)	(28,263)	(433,397)
Centrally cleared	iTraxx Europe Senior Financials Series 45 Version 1	5,325,000	EUR	6,184,046	1.000%	Quarterly	Jun 2031	(187,454)	48,351	(139,103)
Centrally cleared	iTraxx Europe Series 45 Version 1	8,785,000	EUR	10,190,690	1.000%	Quarterly	Jun 2031	(272,979)	31,007	(241,972)
Centrally cleared	iTraxx Europe Sub Financials Series 45 Version 1	7,270,000	EUR	8,405,879	1.000%	Quarterly	Jun 2031	(33,676)	(30,812)	(64,488)
				$61,676,916				$(1,806,902)	$(144,997)	$(1,951,899)
				$103,201,916				$(2,040,855)	$(355,672)	$(2,396,527)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.45	2.836%	970	USD	$970	5.000%	Quarterly	Dec 2030	$42	$44	$86
					$970				$42	$44	$86

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	1 day USD Compounded SOFR	At Maturity	USD	4,165,000	Sep 2026	BOA	—	$86,984	$86,984
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,180,000	Dec 2026	JPM	—	(31,044)	(31,044)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	2,555,000	Mar 2027	JPM	—	(15,997)	(15,997)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,575,000	Sep 2026	MSI	—	(62,397)	(62,397)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	3,575,000	Sep 2026	MSI	—	(86,468)	(86,468)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	50

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,050,000	Sep 2026	MSI	—	$(21,882)	$(21,882)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	1,055,000	Sep 2026	MSI	—	(11,182)	(11,182)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	13,020,000	Dec 2026	MSI	—	(352,904)	(352,904)
Pay	iBoxx $ Liquid High Yield Index	1 day USD Compounded SOFR	At Maturity	USD	2,875,000	Mar 2027	MSI	—	(18,813)	(18,813)
Receive	iBoxx $ Liquid Leveraged Loan Index	1 day USD Compounded SOFR	At Maturity	USD	565,000	Sep 2026	MSI	—	16,292	16,292
								—	$(497,411)	$(497,411)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	735,000	USD	$735,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(27,409)	$(27,409)
			$735,000						—	$(27,409)	$(27,409)
Centrally cleared	8,535,000	USD	8,535,000	Fixed 2.400%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2031	$(16,665)	16,005	(660)
Centrally cleared	1,300,000	USD	1,300,000	Fixed 2.379%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	6,181	(652)	5,529
Centrally cleared	1,245,000	USD	1,245,000	Fixed 2.407%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2056	924	(1,063)	(139)
			$11,080,000						$(9,560)	$14,290	$4,730
			$11,815,000						$(9,560)	$(13,119)	$(22,679)
Reference rates as of August 31, 2026 were as follows:
1 day BRL CDI - 13.900%
1 day CAD CORRA Compounded OIS - 2.270%
1 day CHF SARON Compounded OIS - (0.060%)
1 day CLP CLICP - 4.500%
1 day COP IBR Compounded OIS - 11.174%
1 day ILS SHIR Compounded OIS - 3.500%
1 day INR MIBOR Compounded OIS - 5.240%
1 day THB THOR Compounded OIS - 0.991%
51	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

1 day USD Compounded SOFR - 3.680%
1 week CNY CNREPOFIX - 1.425%
3 month AUD BBR BBSW - 4.550%
3 month KRW Certificate of Deposit Rate - 3.120%
3 month MYR KLIBOR - 3.470%
3 month NZD BBR - 3.060%
3 month SEK STIBOR - 2.031%
3 month TWD TAIBOR - 1.683%
6 month AUD BBR BBSW - 4.875%
6 month CZK PRIBOR - 3.970%
6 month NOK NIBOR - 4.820%
USA CPI All Urban Consumers - 3.400%
Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	52

THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CDI	Brazil Interbank Deposit Rate
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IBR	Colombia Overnight Interbank Rate
JPM	JPMorgan Chase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $157,964,114. Net unrealized depreciation aggregated to $3,940,485, of which $2,403,074 related to gross unrealized appreciation and $6,343,559 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
53	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $162,467,019) including $1,948,277 of securities loaned	$160,864,848
Affiliated investments, at value (Cost $1,344,391)	1,344,338
Total investments, at value (Cost $163,811,410)	162,209,186
Swap contracts, at value (net unamortized upfront payment of $186,624)	224,045
Unrealized appreciation on forward foreign currency contracts	820,762
Foreign currency, at value (Cost $7,030)	7,541
Collateral segregated at custodian for OTC derivative contracts	75,000
Dividends and interest receivable	1,540,344
Receivable for fund shares sold	103,291
Receivable for investments sold	233,461
Receivable for delayed-delivery securities sold	7,192,748
Receivable for securities lending income	846
Other assets	52,022
Total assets	172,459,246
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $4,640,864)	4,617,383
Unrealized depreciation on forward foreign currency contracts	557,527
Swap contracts, at value (net unamortized upfront payment of $420,577)	1,195,446
Payable for centrally cleared swaps	44,607
Payable for futures variation margin	33,212
Due to custodian	81,054
Payable for collateral on OTC derivatives	276,000
Payable for investments purchased	702,343
Payable for delayed-delivery securities purchased	23,203,321
Payable for fund shares repurchased	88,157
Payable upon return of securities loaned	1,343,963
Payable to affiliates
Accounting and legal services fees	6,401
Transfer agent fees	4,960
Trustees’ fees	58
Other liabilities and accrued expenses	246,853
Total liabilities	32,401,285
Net assets	$140,057,961
Commitments and contingencies (See Note 2)
Net assets consist of
Paid-in capital	$232,842,868
Total distributable earnings (loss)	(92,784,907)
Net assets	$140,057,961
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	54

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($29,297,199 ÷ 2,414,040 shares)[1]	$12.14
Class C ($598,409 ÷ 49,497 shares)[1]	$12.09
Class I ($21,316,838 ÷ 1,754,313 shares)	$12.15
Class R6 ($30,356,710 ÷ 2,497,110 shares)	$12.16
Class 1 ($58,488,805 ÷ 4,817,117 shares)	$12.14
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$12.65

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
55	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Interest	$7,765,831
Dividends	700,125
Securities lending, net	24,936
Less foreign taxes withheld	(54,970)
Total investment income	8,435,922
Expenses
Investment management fees	946,185
Distribution and service fees	113,785
Accounting and legal services fees	25,198
Transfer agent fees	64,838
Trustees’ fees	3,347
Custodian fees	232,034
State registration fees	73,950
Printing and postage	23,014
Professional fees	134,538
Other	38,077
Total expenses	1,654,966
Less expense reductions	(296,112)
Net expenses	1,358,854
Net investment income	7,077,068
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,285,632
Affiliated investments	380
Futures contracts	81,685
Forward foreign currency contracts	(2,981,563)
Swap contracts	(880,726)
(2,494,592)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,595,190)
Affiliated investments	(185)
Futures contracts	(480,296)
Forward foreign currency contracts	703,272
Swap contracts	141,910
(1,230,489)
Net realized and unrealized loss	(3,725,081)
Increase in net assets from operations	$3,351,987
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	56

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,077,068	$6,135,213
Net realized loss	(2,494,592)	(983,182)
Change in net unrealized appreciation (depreciation)	(1,230,489)	893,917
Increase in net assets resulting from operations	3,351,987	6,045,948
Distributions to shareholders
From earnings
Class A	(1,103,498)	(1,187,942)
Class C	(18,244)	(23,841)
Class I	(924,246)	(612,532)
Class R6	(1,113,029)	(882,131)
Class 1	(2,243,100)	(2,437,773)
Total distributions	(5,402,117)	(5,144,219)
From fund share transactions	11,199,107	6,324,428
Total increase	9,148,977	7,226,157
Net assets
Beginning of year	130,908,984	123,682,827
End of year	$140,057,961	$130,908,984
57	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.31	$12.24	$11.58	$11.44	$13.66
Net investment income[1]	0.57	0.56	0.54	0.47	0.35
Net realized and unrealized gain (loss) on investments	(0.30)	(0.02)	0.21	0.10	(2.30)
Total from investment operations	0.27	0.54	0.75	0.57	(1.95)
Less distributions
From net investment income	(0.44)	(0.47)	(0.09)	(0.43)	(0.27)
Net asset value, end of period	$12.14	$12.31	$12.24	$11.58	$11.44
Total return (%)[2,3]	2.26	4.51	6.53	5.31	(14.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$31	$33	$36	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	1.39	1.35	1.42	1.39
Expenses including reductions	1.17	1.16	1.17	1.17	1.17
Net investment income	4.62	4.65	4.62	4.11	2.88
Portfolio turnover (%)	231	145	90	92	142[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	58

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.26	$12.19	$11.57	$11.46	$13.64
Net investment income[1]	0.47	0.47	0.46	0.38	0.26
Net realized and unrealized gain (loss) on investments	(0.30)	(0.02)	0.19	0.12	(2.32)
Total from investment operations	0.17	0.45	0.65	0.50	(2.06)
Less distributions
From net investment income	(0.34)	(0.38)	(0.03)	(0.39)	(0.12)
Net asset value, end of period	$12.09	$12.26	$12.19	$11.57	$11.46
Total return (%)[2,3]	1.41	3.83	5.64	4.54	(15.15)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.12	2.14	2.10	2.17	2.14
Expenses including reductions	1.92	1.91	1.92	1.92	1.92
Net investment income	3.84	3.88	3.92	3.36	2.12
Portfolio turnover (%)	231	145	90	92	142[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
59	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.32	$12.25	$11.59	$11.43	$13.67
Net investment income[1]	0.60	0.59	0.57	0.51	0.38
Net realized and unrealized gain (loss) on investments	(0.30)	(0.02)	0.21	0.10	(2.31)
Total from investment operations	0.30	0.57	0.78	0.61	(1.93)
Less distributions
From net investment income	(0.47)	(0.50)	(0.12)	(0.45)	(0.31)
Net asset value, end of period	$12.15	$12.32	$12.25	$11.59	$11.43
Total return (%)[2]	2.43	4.85	6.72	5.54	(14.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$21	$16	$15	$19	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.14	1.10	1.17	1.14
Expenses including reductions	0.92	0.91	0.92	0.92	0.92
Net investment income	4.82	4.90	4.88	4.49	3.03
Portfolio turnover (%)	231	145	90	92	142[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	60

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.33	$12.26	$11.59	$11.43	$13.68
Net investment income[1]	0.62	0.61	0.59	0.53	0.37
Net realized and unrealized gain (loss) on investments	(0.31)	(0.02)	0.20	0.08	(2.28)
Total from investment operations	0.31	0.59	0.79	0.61	(1.91)
Less distributions
From net investment income	(0.48)	(0.52)	(0.12)	(0.45)	(0.34)
Net asset value, end of period	$12.16	$12.33	$12.26	$11.59	$11.43
Total return (%)[2]	2.54	4.97	6.90	5.60	(14.16)
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$25	$13	$4	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.03	0.99	1.06	1.03
Expenses including reductions	0.82	0.81	0.81	0.81	0.81
Net investment income	5.03	5.05	5.01	4.64	2.80
Portfolio turnover (%)	231	145	90	92	142[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
61	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$12.31	$12.24	$11.58	$11.42	$13.67
Net investment income[1]	0.61	0.60	0.58	0.50	0.38
Net realized and unrealized gain (loss) on investments	(0.31)	(0.02)	0.20	0.11	(2.30)
Total from investment operations	0.30	0.58	0.78	0.61	(1.92)
Less distributions
From net investment income	(0.47)	(0.51)	(0.12)	(0.45)	(0.33)
Net asset value, end of period	$12.14	$12.31	$12.24	$11.58	$11.42
Total return (%)[2]	2.49	4.93	6.78	5.58	(14.23)
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$58	$62	$64	$63
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.08	1.04	1.10	1.08
Expenses including reductions	0.86	0.85	0.85	0.85	0.85
Net investment income	4.93	4.97	4.93	4.44	3.16
Portfolio turnover (%)	231	145	90	92	142[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	62

Notes to financial statements
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
63	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$38,507,010	—	$38,507,010	—
Foreign government obligations	46,413,343	—	46,413,343	—
Corporate bonds	27,306,339	—	27,306,339	—
Convertible bonds	11,752,656	—	11,752,656	—
Term loans	4,877,804	—	4,877,804	—
Collateralized mortgage obligations	7,462,291	—	7,462,291	—
Asset-backed securities	5,426,291	—	5,426,291	—
Common stocks	31,291	$22,581	15	$8,695
Preferred securities	3,527,016	3,527,016	—	—
Exchange-traded funds	395,063	395,063	—	—
Escrow certificates	604	—	—	604
Short-term investments	16,509,478	15,946,818	562,660	—
Total investments in securities	$162,209,186	$19,891,478	$142,308,409	$9,299
Liabilities
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	64

	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Sale commitments outstanding	$(4,617,383)	—	$(4,617,383)	—
Derivatives:
Assets
Futures	110,940	$110,940	—	—
Forward foreign currency contracts	820,762	—	820,762	—
Swap contracts	456,190	—	456,190	—
Liabilities
Futures	(444,810)	(444,810)	—	—
Forward foreign currency contracts	(557,527)	—	(557,527)	—
Swap contracts	(3,953,729)	—	(3,953,729)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
65	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

At August 31, 2026, the fund had $57,106 in unfunded loan commitments outstanding.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	66

U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $1,948,277 and received $1,343,963 of cash collateral.
In addition, non-cash collateral of approximately $656,789 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
67	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $736.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $26,685,653 and a long-term capital loss carryforward of $64,693,294 available to offset future net realized capital gains. These carryforwards do not expire.
Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$5,402,117	$5,144,219
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, the components of distributable earnings on a tax basis consisted of $2,728,082 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	68

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, wash sale loss deferrals and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2026, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $35.8 million to $97.7 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $111.1 million to $199.2 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
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Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the year ended August 31, 2026, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $23.7 million to $121.2 million, as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended August 31, 2026, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $36.2 million to $103.2 million, as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the year ended August 31, 2026, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $1,000 to $840,000, as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over
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the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
During the year ended August 31, 2026, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $1.2 million to $11.8 million, as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended August 31, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $22.8 million to $35.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$110,940	$(444,810)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	820,762	(557,527)
Credit	Swap contracts, at value[2]	Credit default swaps	174,543	(2,570,984)
Interest rate	Swap contracts, at value	Total return swaps	103,276	(600,687)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	172,842	(753,850)
Inflation	Swap contracts, at value	Inflation swaps	5,529	(28,208)
			$1,387,892	$(4,956,066)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
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Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$81,685	—	$(337,137)	$(255,452)
Currency	—	$(2,981,563)	—	(2,981,563)
Credit	—	—	(537,009)	(537,009)
Inflation	—	—	(6,580)	(6,580)
Total	$81,685	$(2,981,563)	$(880,726)	$(3,780,604)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(480,296)	—	$201,649	$(278,647)
Currency	—	$703,272	—	703,272
Credit	—	—	(77,923)	(77,923)
Inflation	—	—	18,184	18,184
Total	$(480,296)	$703,272	$141,910	$364,886
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
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fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average daily net assets for the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs,(g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$63,263
Class C	1,345
Class I	52,323
Class	Expense reduction
Class R6	$59,186
Class 1	119,995
Total	$296,112

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,960 for the year ended August 31, 2026. Of this amount, $1,327 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $7,633 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to
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compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $5,153 and $11 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$77,819	$34,102
Class C	6,597	722
Class I	—	28,577
Class R6	—	1,437
Class 1	29,369	—
Total	$113,785	$64,838
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,700,000	2	4.310%	$646
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Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	614,985	$7,600,006	432,427	$5,225,157
Distributions reinvested	90,072	1,102,813	98,976	1,187,190
Repurchased	(777,397)	(9,590,969)	(708,120)	(8,556,789)
Net decrease	(72,340)	$(888,150)	(176,717)	$(2,144,442)
Class C shares
Sold	5,844	$72,243	7,302	$87,945
Distributions reinvested	1,493	18,244	1,991	23,841
Repurchased	(13,052)	(161,346)	(38,212)	(455,899)
Net decrease	(5,715)	$(70,859)	(28,919)	$(344,113)
Class I shares
Sold	1,858,329	$23,067,286	761,874	$9,177,230
Distributions reinvested	75,527	924,246	51,022	612,532
Repurchased	(1,500,433)	(18,554,278)	(730,860)	(8,829,187)
Net increase	433,423	$5,437,254	82,036	$960,575
Class R6 shares
Sold	986,265	$12,186,115	1,230,268	$14,796,532
Distributions reinvested	90,853	1,113,029	73,635	882,056
Repurchased	(633,297)	(7,816,864)	(338,790)	(4,074,076)
Net increase	443,821	$5,482,280	965,113	$11,604,512
Class 1 shares
Sold	915,104	$11,290,128	885,709	$10,674,317
Distributions reinvested	183,218	2,243,100	203,221	2,437,773
Repurchased	(995,911)	(12,294,646)	(1,401,710)	(16,864,194)
Net increase (decrease)	102,411	$1,238,582	(312,780)	$(3,752,104)
Total net increase	901,600	$11,199,107	528,733	$6,324,428
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $312,467,125 and $317,830,324, respectively, for the year ended August 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $37,769,843 and $36,681,257, respectively, for the year ended August 31, 2026.
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Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	134,435	$6,728,570	$51,280,729	$(56,665,156)	$380	$(185)	$24,936	—	$1,344,338

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Opportunistic Fixed Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Opportunistic Fixed Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor) for John Hancock Opportunistic Fixed Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	80

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
81	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board also noted that the fund outperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and its peer group median for the one-, three-, five-, and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and Subadvisor, respectively. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board took into account management’s discussion of the fund’s expenses.  The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex)
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	82

having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent, and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
83	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the advisory fee level; and (ii) although economies of scale cannot be measured with precision, this arrangement permits shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	84

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor, not the fund.
***
85	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	86

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
87	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889591	476A 8/26
10/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Strategic Income
Opportunities Fund
Fixed income
August 31, 2026

John Hancock
Strategic Income Opportunities Fund

2	Fund’s investments
30	Financial statements
34	Financial highlights
40	Notes to financial statements
53	Report of independent registered public accounting firm
54	Tax information
55	Evaluation of advisory and subadvisory agreements by the Board of Trustees
61	Other N-CSR Items
1	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Fund’s investments
AS OF 8-31-26
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.4%					$201,955,148
(Cost $219,527,917)
U.S. Government 3.8%					92,075,946
U.S. Treasury
Bond	2.375	02-15-42		2,230,000	1,574,938
Bond	2.750	11-15-42		7,610,000	5,593,350
Bond	3.000	02-15-49		42,050,000	29,377,500
Bond	3.000	08-15-52		2,180,000	1,474,140
Bond	5.000	05-15-56		6,195,000	5,970,431
Note	2.750	08-15-32		20,940,000	18,974,421
Note	3.500	02-15-33		22,490,000	21,124,787
Note	4.250	08-15-35		8,265,000	7,986,379
U.S. Government Agency 4.6%					109,879,202
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	01-01-55		7,786,779	7,589,218
30 Yr Pass Thru	5.000	12-01-55		8,508,338	8,265,882
30 Yr Pass Thru	5.500	02-01-55		4,960,717	4,970,785
Federal National Mortgage Association
30 Yr Pass Thru	5.000	12-01-54		7,566,534	7,395,842
30 Yr Pass Thru	5.500	02-01-54		5,605,401	5,579,992
30 Yr Pass Thru	5.500	03-01-54		7,430,204	7,433,674
30 Yr Pass Thru	5.500	04-01-54		16,927,858	16,845,836
30 Yr Pass Thru	5.500	10-01-54		10,862,530	10,867,604
30 Yr Pass Thru	5.500	11-01-54		7,075,785	7,090,146
30 Yr Pass Thru	5.500	12-01-54		7,154,349	7,157,691
30 Yr Pass Thru	5.500	01-01-55		7,507,789	7,527,720
30 Yr Pass Thru	5.500	01-01-55		6,368,907	6,395,766
30 Yr Pass Thru	5.500	01-01-55		6,496,326	6,454,698
Government National Mortgage Association
30 Yr Pass Thru	4.000	08-20-52		1,345,218	1,235,517
30 Yr Pass Thru	4.000	10-20-52		1,443,911	1,329,659
30 Yr Pass Thru	4.000	11-20-52		2,080,409	1,915,142

30 Yr Pass Thru	4.500	12-20-52		1,921,540	1,824,030
Foreign government obligations 16.4%					$395,568,233
(Cost $403,419,861)
Australia 3.6%					86,055,988
Airservices Australia	2.200	05-15-30	AUD	6,660,000	4,282,795
Airservices Australia	5.400	11-15-28	AUD	6,010,000	4,325,973
Commonwealth of Australia	4.250	03-21-36	AUD	9,195,000	6,180,345
New South Wales Treasury Corp.	4.250	02-20-36	AUD	11,990,000	7,739,702
New South Wales Treasury Corp.	4.750	09-20-35	AUD	14,510,000	9,805,497
New South Wales Treasury Corp.	4.750	02-20-37	AUD	2,065,000	1,366,531
New South Wales Treasury Corp.	5.250	02-24-38	AUD	7,385,000	5,035,688
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Queensland Treasury Corp. (A)	3.250	05-21-35	EUR	3,095,000	$3,472,644
Queensland Treasury Corp. (A)	3.375	03-18-36	EUR	3,055,000	3,431,773
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	3,790,000	2,511,921
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	5,425,000	3,765,912
Queensland Treasury Corp. (A)	5.250	08-13-38	AUD	5,810,000	3,937,536
Treasury Corp. of Victoria	2.250	11-20-41	AUD	6,210,000	2,728,125
Treasury Corp. of Victoria	4.250	12-20-32	AUD	7,010,000	4,756,423
Treasury Corp. of Victoria	4.750	09-15-36	AUD	8,990,000	5,979,229
Treasury Corp. of Victoria	5.000	11-20-40	AUD	7,150,000	4,586,931
Treasury Corp. of Victoria	5.250	09-15-38	AUD	7,470,000	5,051,038
Treasury Corp. of Victoria	5.500	09-15-39	AUD	10,385,000	7,097,925
Brazil 1.2%					28,727,663
Federative Republic of Brazil	10.000	01-01-27	BRL	29,775,000	5,770,877
Federative Republic of Brazil	10.000	01-01-29	BRL	126,060,000	22,956,786
Canada 1.2%					29,237,798
CDP Financial, Inc.	4.200	12-02-30	CAD	3,720,000	2,758,026
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,230,000	2,184,500
Government of Canada	2.750	05-01-27	CAD	5,385,000	3,890,939
Government of Canada	2.750	06-01-33	CAD	1,695,000	1,167,525
Government of Canada	3.500	09-01-29	CAD	3,985,000	2,901,507
OMERS Finance Trust (A)	3.250	01-28-35	EUR	1,305,000	1,465,306
Province of British Columbia	4.200	07-06-33		5,505,000	5,299,392
Province of Ontario	3.450	06-02-45	CAD	6,850,000	4,129,374
Province of Quebec	4.500	09-08-33		5,552,000	5,441,229
Czech Republic 0.7%					15,926,490
Czech Republic	3.500	05-30-35	CZK	190,190,000	8,178,047
Czech Republic	4.250	10-24-34	CZK	111,220,000	5,077,480
Czech Republic	4.500	11-11-32	CZK	56,540,000	2,670,963
Finland 0.0%					1,183,874
Kuntarahoitus OYJ (3 month NIBOR + 1.500%) (B)	6.120	01-11-27	NOK	11,000,000	1,183,874
India 0.8%					19,405,143
Republic of India	6.010	07-21-30	INR	155,690,000	1,605,296
Republic of India	6.100	07-12-31	INR	190,250,000	1,951,250
Republic of India	6.330	05-05-35	INR	449,630,000	4,531,420
Republic of India	6.360	02-16-31	INR	279,920,000	2,912,898
Republic of India	6.450	10-07-29	INR	90,950,000	955,591
Republic of India	6.940	05-11-36	INR	280,380,000	2,944,025
Republic of India	7.100	04-18-29	INR	422,610,000	4,504,663
Indonesia 0.2%					6,031,617
Republic of Indonesia	1.100	03-12-33	EUR	2,169,000	2,037,183
3	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	3.050	03-12-51		865,000	$523,516
Republic of Indonesia	4.460	03-04-38	EUR	3,160,000	3,470,918
Japan 0.7%					18,150,244
Government of Japan	0.600	12-01-26	JPY	2,903,400,000	18,150,244
Malaysia 1.0%					23,150,047
Government of Malaysia	3.237	03-15-29	MYR	21,965,000	5,437,184
Government of Malaysia	3.336	05-15-30	MYR	22,380,000	5,520,075
Government of Malaysia	3.582	07-15-32	MYR	25,240,000	6,205,772
Government of Malaysia	4.232	06-30-31	MYR	23,490,000	5,987,016
Mexico 1.1%					26,370,288
Government of Mexico	3.875	05-16-31	EUR	7,515,000	8,597,078
Government of Mexico	8.000	04-15-32	MXN	314,180,000	17,773,210
New Zealand 2.2%					52,485,294
Government of New Zealand	2.000	05-15-32	NZD	8,570,000	4,468,258
Government of New Zealand	3.500	04-14-33	NZD	33,965,000	18,981,021
Government of New Zealand	4.250	05-15-34	NZD	34,735,000	20,113,171
Government of New Zealand	4.250	05-15-36	NZD	6,175,000	3,505,675
Government of New Zealand	4.500	05-15-35	NZD	7,325,000	4,277,936
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	1,600,000	1,139,233
Norway 1.3%					30,749,812
City of Oslo (3 month NIBOR + 0.178%) (B)	4.728	02-12-29	NOK	54,000,000	5,774,352
Kingdom of Norway (A)	1.250	09-17-31	NOK	60,690,000	5,570,925
Kingdom of Norway (A)	2.125	05-18-32	NOK	130,510,000	12,377,767
Kingdom of Norway (A)	3.000	08-15-33	NOK	27,865,000	2,734,634
Kingdom of Norway (A)	3.750	06-12-35	NOK	42,250,000	4,292,134
Philippines 1.6%					38,578,720
Republic of the Philippines	6.000	08-20-30	PHP	448,000,000	6,921,857
Republic of the Philippines	6.250	02-28-29	PHP	266,350,000	4,233,358
Republic of the Philippines	6.375	07-27-30	PHP	669,820,000	10,525,114
Republic of the Philippines	6.500	05-19-29	PHP	647,800,000	10,320,310
Republic of the Philippines	6.750	09-15-32	PHP	418,690,000	6,578,081
United Kingdom 0.8%					19,515,255
Government of the United Kingdom	4.000	05-22-29	GBP	4,575,000	6,118,160
Government of the United Kingdom	4.125	07-22-29	GBP	4,885,000	6,550,990

Government of the United Kingdom	4.250	07-31-34	GBP	5,295,000	6,846,105
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 42.0%					$1,011,337,688
(Cost $1,032,985,919)
Communication services 3.3%					80,331,636
Diversified telecommunication services 1.5%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,000,000	4,147,892
NBN Company, Ltd.	3.375	11-29-32	EUR	2,730,000	3,093,714
NBN Company, Ltd.	4.375	03-15-33	EUR	3,535,000	4,224,999
NBN Company, Ltd.	5.000	08-28-31	AUD	17,410,000	12,187,682
NBN Company, Ltd.	5.350	03-06-35	AUD	7,510,000	5,165,268
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%)	6.200	05-14-56		8,415,000	8,120,361
Interactive media and services 0.7%
Alphabet, Inc.	3.625	05-11-34	EUR	5,725,000	6,500,864
Alphabet, Inc.	4.625	11-13-32	GBP	6,322,000	8,255,129
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,828,914
Media 1.1%
Charter Communications Operating LLC	5.750	04-01-48		7,110,000	5,770,461
Charter Communications Operating LLC (A)	7.337	09-01-41		5,719,000	5,677,476
News Corp. (A)	3.875	05-15-29		1,190,000	1,149,875
Sirius XM Radio LLC (A)	4.125	07-01-30		1,402,000	1,319,477
Sirius XM Radio LLC (A)	5.875	04-15-32		12,050,000	11,889,524
Consumer discretionary 2.5%					58,947,969
Automobiles 1.1%
Ford Motor Company	3.250	02-12-32		11,924,000	10,427,592
Ford Motor Credit Company LLC	4.000	11-13-30		550,000	514,563
Ford Motor Credit Company LLC	4.480	07-08-31	EUR	3,595,000	4,178,081
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	3,490,000	4,723,467
Ford Motor Credit Company LLC	6.184	08-29-31	GBP	3,945,000	5,369,543
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)(D)	5.700	09-30-30		167,000	166,216
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)(D)	6.500	09-30-28		1,291,000	1,292,247
Hotels, restaurants and leisure 1.3%
Carnival Corp., Ltd. (A)	5.750	01-15-30	EUR	3,195,000	3,882,354
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		1,860,000	1,689,390
NCL Corp., Ltd. (A)	6.750	02-01-32		5,050,000	4,912,096
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		7,568,000	7,613,906
5	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Travel + Leisure Company (A)	4.500	12-01-29		3,312,000	$3,198,799
Travel + Leisure Company (A)	6.125	09-01-33		3,895,000	3,842,082
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	4,872,467
Household durables 0.1%
American Greetings Corp. (A)	8.875	01-15-32		2,285,000	2,265,166
Consumer staples 2.6%					61,864,583
Beverages 0.3%
Maple Parent Holdings Corp.	4.224	03-26-32	EUR	5,560,000	6,401,884
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	5.625	03-01-34		3,490,000	3,390,237
Food products 2.2%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		5,210,000	5,069,276
Darling Ingredients, Inc. (A)	6.000	06-15-30		6,185,000	6,217,818
JBS NV	5.750	04-01-33		1,097,000	1,112,631
Kraft Heinz Foods Company	3.250	03-15-33	EUR	6,025,000	6,646,654
Kraft Heinz Foods Company	4.375	06-01-46		2,210,000	1,719,728
Kraft Heinz Foods Company	6.875	01-26-39		4,310,000	4,607,242
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,575,000	3,868,722
MARB BondCo PLC (A)	3.950	01-29-31		6,911,000	6,064,325
Mars, Inc. (A)	5.200	03-01-35		2,155,000	2,123,638
Post Holdings, Inc. (A)	6.250	10-15-34		2,768,000	2,668,485
Post Holdings, Inc. (A)	6.375	03-01-33		7,910,000	7,772,484
Post Holdings, Inc. (A)	6.500	03-15-36		4,335,000	4,201,459
Energy 6.5%					157,343,171
Oil, gas and consumable fuels 6.5%
Aker BP ASA (A)	5.125	10-01-34		3,680,000	3,568,724
Cenovus Energy, Inc.	5.400	06-15-47		5,268,000	4,760,181
Cenovus Energy, Inc.	6.750	11-15-39		14,743,000	15,892,926
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,120,000	1,156,261
Continental Resources, Inc. (A)	2.875	04-01-32		5,460,000	4,771,299
Continental Resources, Inc.	4.900	06-01-44		8,688,000	6,995,071
Continental Resources, Inc. (A)	5.750	01-15-31		1,255,000	1,270,928
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		5,020,000	5,257,697
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		6,970,000	7,861,045
Energy Transfer LP (6.700% to 1-15-37, then 5 Year CMT + 2.219%)	6.700	01-15-57		5,095,000	5,051,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	6

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		6,250,000	$6,413,550
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		1,603,000	1,680,037
EQT Corp. (A)	3.625	05-15-31		5,900,000	5,493,171
EQT Corp.	5.750	02-01-34		1,945,000	1,961,366
Occidental Petroleum Corp.	6.200	03-15-40		9,455,000	9,602,158
Occidental Petroleum Corp.	6.450	09-15-36		1,400,000	1,476,756
Occidental Petroleum Corp.	7.500	05-01-31		1,115,000	1,218,973
Ovintiv, Inc.	6.500	08-15-34		6,925,000	7,307,632
Ovintiv, Inc.	6.500	02-01-38		6,940,000	7,250,500
Petronas Capital, Ltd. (A)	4.550	04-21-50		6,085,000	5,009,555
Phillips 66 Company (6.200% to 3-15-36, then 5 Year CMT + 2.166%)	6.200	03-15-56		2,485,000	2,454,408
QatarEnergy (A)	3.300	07-12-51		2,295,000	1,488,845
SM Energy Company (A)	8.750	07-01-31		5,155,000	5,392,903
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%)	7.500	03-01-55		3,885,000	4,076,818
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(C)	7.875	09-18-30		5,695,000	5,872,160
The Williams Companies, Inc.	5.300	09-30-35		3,158,000	3,078,411
TransCanada PipeLines, Ltd.	6.200	10-15-37		4,033,000	4,161,775
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		6,910,000	7,052,740
TransCanada PipeLines, Ltd.	7.250	08-15-38		1,726,000	1,916,479
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		4,915,000	4,808,938
Var Energi ASA (A)	6.500	05-22-35		3,630,000	3,775,407
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		9,140,000	9,265,322
Financials 14.1%					338,713,690
Banks 11.8%
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	519,900,000	5,390,239
Banco Bilbao Vizcaya Argentaria SA (7.125% to 5-8-33, then 5 Year CMT + 2.985%) (C)	7.125	05-08-33		8,030,000	8,062,979
7	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (C)	7.250	12-03-35		18,580,000	$18,704,040
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		3,805,000	3,902,320
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		6,160,000	6,202,886
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		13,635,000	14,080,701
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	7,500,000	5,615,787
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)(D)	7.625	03-15-35		4,862,000	5,045,049
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (A)(C)	6.875	12-15-33		4,445,000	4,354,106
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (A)(C)	7.200	04-17-36		3,470,000	3,425,417
BNP Paribas SA (7.375% to 9-10-34, then 5 Year CMT + 3.535%) (A)(C)(D)	7.375	09-10-34		4,190,000	4,268,458
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86		6,235,000	6,154,173
Canadian Imperial Bank of Commerce (6.750% to 1-28-32, then 5 Year CMT + 2.499%)	6.750	01-28-87		7,035,000	6,929,099
ConnectOne Bancorp, Inc. (8.125% to 6-1-30, then 3 month CME Term SOFR + 4.415%) (D)	8.125	06-01-35		4,710,000	4,921,950
European Bank for Reconstruction & Development	6.300	10-26-27	INR	245,200,000	2,527,564
First Citizens BancShares, Inc. (6.254% to 3-12-35, then 5 Year CMT + 1.970%)	6.254	03-12-40		7,265,000	7,024,427
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (C)	7.000	12-15-30		12,282,000	12,403,555
First Financial Bancorp (6.375% to 12-1-30, then 3 month CME Term SOFR + 3.000%)	6.375	12-01-35		4,015,000	4,036,063
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
First Interstate BancSystem, Inc. (7.625% to 6-15-30, then 3 month CME Term SOFR + 3.980%)	7.625	06-15-35		3,125,000	$3,220,625
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,131,200
Flagstar Bancorp, Inc. (3 month CME Term SOFR + 3.910%) (B)(D)	7.721	11-01-30		1,435,000	1,385,164
Flagstar Bank NA (3 month CME Term SOFR + 3.042%) (B)(D)	6.803	11-06-28		2,390,000	2,343,090
HSBC Holdings PLC (Overnight SOFR + 1.570%) (B)	5.225	05-13-31		4,085,000	4,166,296
HSBC Holdings PLC (7.000% to 3-24-36, then 5 Year CMT + 2.798%) (C)	7.000	09-24-35		6,610,000	6,643,837
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (C)	7.050	06-05-30		1,015,000	1,035,528
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (C)	6.250	10-15-30		11,264,000	11,345,884
ING Groep NV (7.000% to 11-16-32, then 5 Year SOFR ICE Swap Rate + 3.594%) (C)	7.000	11-16-32		5,605,000	5,703,682
Inter-American Development Bank	7.350	10-06-30	INR	434,000,000	4,488,611
International Bank for Reconstruction & Development	6.500	04-17-30	INR	419,800,000	4,231,573
International Bank for Reconstruction & Development	6.850	04-24-28	INR	302,500,000	3,124,526
International Development Association	1.750	02-17-27	NOK	9,600,000	1,013,616
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)(D)	6.625	09-27-35		6,955,000	6,843,624
Nordic Investment Bank	4.000	11-04-26	NOK	10,000,000	1,068,886
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36		7,685,000	7,535,122
Popular, Inc.	7.250	03-13-28		3,450,000	3,538,838
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,240,000	4,447,248
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	14,215,000	10,155,681
9	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	$6,034,825
Royal Bank of Canada (6.500% to 5-24-33, then 5 Year CMT + 2.450%)	6.500	05-24-86		10,995,000	10,767,440
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		1,790,000	1,811,297
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		900,000	930,640
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35		5,380,000	5,356,607
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(C)	7.125	07-15-35		4,625,000	4,537,049
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		8,980,000	9,332,546
South State Bank NA (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,183,075
Southside Bancshares, Inc. (7.000% to 8-15-30, then 3 month CME Term SOFR + 3.570%)	7.000	08-15-35		6,310,000	6,429,202
Standard Chartered PLC (7.000% to 5-14-36, then 5 Year CMT + 2.873%) (A)(C)(D)	7.000	11-14-35		6,375,000	6,360,406
The Bank of Nova Scotia (6.875% to 10-27-35, then 5 Year CMT + 2.734%)	6.875	10-27-85		9,810,000	9,733,358
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		1,360,000	1,411,452
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (C)	3.400	09-15-26		4,165,000	4,160,232
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		1,740,000	1,792,395
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		116,000	115,080
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	3,550,000	4,119,458
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets 1.5%
MSCI, Inc. (A)	3.625	11-01-31		2,600,000	$2,364,798
MSCI, Inc.	5.150	03-15-36		5,830,000	5,532,920
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (C)	6.100	06-01-31		4,020,000	3,965,083
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(C)	7.000	01-08-36		16,440,000	16,407,380
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		7,020,000	7,068,901
Financial services 0.1%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	3,755,000	3,427,415
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	16,400,287
Health care 1.5%					35,997,912
Health care providers and services 1.3%
Centene Corp.	2.500	03-01-31		5,735,000	5,006,810
Centene Corp.	3.000	10-15-30		8,670,000	7,818,164
Centene Corp.	3.375	02-15-30		6,940,000	6,444,433
Centene Corp.	4.625	12-15-29		1,835,000	1,788,840
HCA, Inc.	5.600	04-01-34		7,835,000	7,866,978
Rede D’Or Finance Sarl (A)	4.500	01-22-30		440,000	413,852
Rede D’Or Finance Sarl (A)(D)	4.950	01-17-28		711,000	702,918
Pharmaceuticals 0.2%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,251,194
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46		2,313,000	1,704,723
Industrials 2.9%					69,192,681
Aerospace and defense 0.8%
DAE Funding LLC (A)	3.375	03-20-28		560,000	543,790
The Boeing Company	5.805	05-01-50		5,275,000	4,972,476
TransDigm, Inc. (A)	6.250	01-31-34		1,945,000	1,966,652
TransDigm, Inc. (A)	6.750	01-31-34		2,280,000	2,316,252
TransDigm, Inc. (A)	7.125	12-01-31		8,455,000	8,737,701
Construction and engineering 0.2%
AECOM (A)	6.000	08-01-33		5,935,000	5,914,807
Machinery 0.6%
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60		14,075,000	14,119,857
11	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Marine transportation 0.1%
Carrix, Inc. (A)	6.125	08-01-33	3,775,000	$3,771,770
Passenger airlines 0.2%
American Airlines, Inc. (A)	5.750	04-20-29	3,978,333	3,975,420
Professional services 0.2%
CACI International, Inc. (A)	6.375	06-15-33	3,745,000	3,795,089
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	4,970,000	4,997,494
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	4,130,000	4,240,412
QXO Building Products, Inc. (A)	6.500	07-15-31	3,195,000	3,231,083
United Rentals North America, Inc.	3.875	02-15-31	5,295,000	4,962,463
United Rentals North America, Inc.	4.000	07-15-30	1,730,000	1,647,415
Information technology 1.1%				26,931,598
IT services 0.5%
CoreWeave, Inc. (A)(D)	9.250	06-01-30	10,220,000	9,490,955
Gartner, Inc. (A)	3.750	10-01-30	3,565,000	3,283,064
Software 0.3%
Cloud Software Group LLC (A)	6.625	08-15-33	9,083,000	8,235,976
Technology hardware, storage and peripherals 0.3%
Dell International LLC	8.350	07-15-46	4,893,000	5,921,603
Materials 2.3%				56,527,503
Construction materials 0.1%
Quikrete Holdings, Inc. (A)	6.375	03-01-32	1,630,000	1,650,310
Quikrete Holdings, Inc. (A)	6.750	03-01-33	627,000	636,939
Containers and packaging 0.1%
Sword Purchaser LLC (A)	8.250	04-15-33	2,180,000	2,256,259
Metals and mining 2.1%
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	12,137,000	12,218,318
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33	9,975,000	10,174,540
Cleveland-Cliffs, Inc. (A)(D)	7.625	01-15-34	5,925,000	6,045,461
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44	2,535,000	2,127,926
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36	3,782,000	3,939,448
Freeport-McMoRan, Inc.	5.450	03-15-43	18,605,000	17,478,302
Real estate 0.8%				18,679,657
Office REITs 0.1%
Boston Properties LP	5.750	01-15-35	1,095,000	1,085,002
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	12

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs 0.7%
American Tower Corp.	3.625	05-30-32	EUR	2,145,000	$2,439,977
SBA Tower Trust (A)	6.599	01-15-28		4,685,000	4,714,350
VICI Properties LP (A)	4.125	08-15-30		4,265,000	4,051,527
VICI Properties LP	5.625	04-01-35		6,530,000	6,388,801
Utilities 4.4%					106,807,288
Electric utilities 2.2%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		8,275,000	8,690,397
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,045,000	1,065,968
Emera US Finance LLC (6.850% to 10-1-36, then 5 Year CMT + 2.648%)	6.850	10-01-56		8,024,000	8,049,589
EUSHI Finance, Inc. (6.250% to 4-1-31, then 5 Year CMT + 2.509%)	6.250	04-01-56		6,045,000	5,937,611
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,955,000	2,019,908
Eversource Energy (6.350% to 8-15-36, then 5 Year CMT + 2.325%)	6.350	08-15-56		8,320,000	8,296,642
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		6,970,000	7,024,631
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		1,550,000	1,557,938
NRG Energy, Inc. (A)	6.000	01-15-36		5,090,000	4,950,291
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		4,735,000	4,759,906
Gas utilities 0.1%
Spire, Inc. (6.450% to 6-1-36, then 5 Year CMT + 2.327%)	6.450	06-01-56		3,065,000	3,049,650
Independent power and renewable electricity producers 0.9%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		21,510,000	21,990,942
Multi-utilities 1.2%
CenterPoint Energy, Inc. (6.400% to 8-15-33, then 5 Year CMT + 1.885%)	6.400	08-15-58		8,470,000	8,506,221
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		2,665,000	2,682,821
13	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (6.250% to 12-15-36, then 5 Year CMT + 1.702%)	6.250	12-15-56	2,965,000	$2,923,725
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55	6,045,000	6,068,956
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	4,490,000	4,669,789

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55	4,645,000	4,562,303
Convertible bonds 1.6%				$37,443,139
(Cost $34,529,673)
Consumer discretionary 0.3%				5,628,600
Specialty retail 0.3%
Burlington Stores, Inc.	1.250	12-15-27	4,240,000	5,628,600
Utilities 1.3%				31,814,539
Electric utilities 0.8%
Exelon Corp. (A)	3.250	03-15-29	3,890,000	3,851,100
FirstEnergy Corp.	3.875	01-15-31	6,200,000	6,718,276
The Southern Company	3.250	06-15-28	2,775,000	2,740,313
TXNM Energy, Inc.	5.750	06-01-54	4,120,000	5,430,572
Multi-utilities 0.5%
CenterPoint Energy, Inc.	3.000	08-01-28	9,465,000	9,611,708

CMS Energy Corp. (A)	3.125	05-01-31	3,555,000	3,462,570
Term loans (E) 12.7%				$304,730,043
(Cost $307,166,475)
Communication services 1.4%				33,637,613
Diversified telecommunication services 0.2%
QTS Thunder Managing Issuer LLC, Term Loan B (3 month CME Term SOFR + 2.250%)	6.025	07-22-33	5,708,000	5,669,928
Entertainment 1.2%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 1.750%)	5.482	09-30-31	4,651,000	4,651,000
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	7,949,135	7,964,635
Oak-Eagle Acquireco, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.251	08-04-33	8,625,000	8,704,350
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
TKO Worldwide Holdings LLC, 2026 Term Loan B (3 month CME Term SOFR + 1.750%)	5.507	11-21-31	6,655,154	$6,647,700
Consumer discretionary 2.1%				49,565,269
Automobile components 0.4%
Clarios Global LP, 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	01-28-32	9,249,900	9,273,025
Hotels, restaurants and leisure 1.1%
Aramark Services, Inc., 2025 Repriced Term Loan (1 month CME Term SOFR + 1.750%)	5.436	04-06-28	331,430	331,596
Aramark Services, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.750%)	5.436	06-22-30	4,276,860	4,284,900
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	5.417	11-08-30	2,945,000	2,951,626
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	5.503	03-15-28	3,053,248	3,054,530
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	5.436	09-20-30	6,108,977	6,107,878
Travel + Leisure Company, 2025 Repriced Term Loan (1 month CME Term SOFR + 2.000%)	5.686	12-14-29	8,669,402	8,687,434
Specialty retail 0.6%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	01-23-32	14,816,053	14,874,280
Consumer staples 0.4%				8,737,429
Food products 0.2%
Chobani LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	10-28-32	4,044,837	4,059,277
Personal care products 0.2%
Prestige Brands, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	06-13-33	4,654,877	4,678,152
Energy 0.3%				6,968,339
Oil, gas and consumable fuels 0.3%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 1.750%)	5.409	02-11-30	6,977,061	6,968,339
15	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 0.1%				$2,602,747
Financial services 0.1%
Superannuation & Investments US LLC, 2026 Term Loan (1 month CME Term SOFR + 2.500%)	6.186	12-01-28	2,595,169	2,602,747
Health care 1.3%				31,613,589
Health care equipment and supplies 0.8%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33	8,990,000	8,859,375
Medline Borrower LP, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	05-30-33	11,381,487	11,346,659
Pharmaceuticals 0.5%
Opal US LLC, 2026 USD Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	04-28-32	11,351,818	11,407,555
Industrials 4.3%				102,687,774
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (1 month CME Term SOFR + 2.500%)	6.186	02-28-31	1,789,875	1,795,477
TransDigm, Inc., 2024 Term Loan L (1 month CME Term SOFR + 2.500%)	6.186	01-19-32	1,294,593	1,298,347
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%)	5.936	03-22-30	1,136,909	1,139,330
Building products 0.0%
Advanced Drainage Systems, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.625%)	5.331	02-28-33	1,027,425	1,036,158
Commercial services and supplies 0.5%
Clean Harbors, Inc., 2025 Term Loan (1 month CME Term SOFR + 1.500%)	5.186	10-08-32	2,378,050	2,387,205
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.156	03-03-32	1,471,294	1,474,354
Protective Industrial Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 3.750%)	7.409	05-21-32	6,940,125	6,964,554
Construction and engineering 0.2%
AECOM, 2026 Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	04-18-31	4,917,361	4,933,736
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Ground transportation 0.4%
GB AIT Buyer, Inc., 2026 Term Loan B (3 month CME Term SOFR + 4.250%)	8.073	04-29-33	8,585,000	$8,595,903
Machinery 0.5%
LSF12 Helix Parent LLC, USD Term Loan B (1 month CME Term SOFR + 3.500%)	7.186	02-10-33	11,512,333	11,495,986
Marine transportation 0.2%
Carrix, Inc., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.810	07-27-33	5,548,992	5,545,551
Passenger airlines 1.5%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.979	04-20-28	4,885,437	4,883,385
AAdvantage Loyalty IP, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	6.479	05-28-32	6,280,500	6,283,326
American Airlines, Inc., 2026 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.764	05-29-33	6,995,000	6,973,176
AS Mileage Plan IP, Ltd., 2025 Repriced Term Loan B (3 month CME Term SOFR + 1.750%)	5.479	10-15-31	3,776,174	3,767,527
AS Mileage Plan IP, Ltd., 2026 Term Loan B (3 month CME Term SOFR + 2.000%)	5.729	05-12-33	3,097,238	3,090,455
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	8.427	08-27-29	6,725,271	5,786,557
United Airlines, Inc., 2026 Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	02-22-31	5,559,716	5,551,376
Professional services 0.3%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	5.436	10-30-31	7,189,355	7,175,911
Trading companies and distributors 0.4%
QXO Building Products, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%)	5.686	07-01-33	8,119,000	8,108,039
United Rentals North America, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 1.500%)	5.186	02-14-31	1,083,883	1,092,012
17	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	2,389,883	$2,397,483
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.000%)	5.686	10-31-31	909,035	911,926
Information technology 0.7%				17,742,795
Electronic equipment, instruments and components 0.2%
Belden, Inc., Term Loan (1 month CME Term SOFR + 2.250%)	5.936	07-01-33	4,910,000	4,926,350
IT services 0.2%
Kaseya, Inc., 2025 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.073	03-22-32	6,253,845	4,750,296
Software 0.3%
Cloud Software Group LLC, 2025 Term Loan B (2031) (3 month CME Term SOFR + 3.250%)	6.982	03-21-31	8,452,867	8,066,149
Materials 1.7%				41,136,673
Chemicals 0.6%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33	6,180,000	6,217,327
SP Motion Holdco, Ltd., Term Loan B (F)	TBD	06-24-33	7,800,000	7,828,158
Construction materials 0.5%
Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.936	02-10-32	13,347,951	13,360,498
Containers and packaging 0.6%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	6.936	04-01-32	7,957,608	7,837,449
Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.686	04-11-33	5,965,000	5,893,241
Utilities 0.4%				10,037,815
Electric utilities 0.4%

NRG Energy, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%)	5.436	04-16-31	10,042,836	10,037,815
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	18

	Rate (%)	Maturity date		Par value^	Value

Collateralized mortgage obligations 5.6%					$135,155,303
(Cost $134,903,052)
Commercial and residential 3.8%					91,605,729
A&D Mortgage Trust
Series 2026-NQM2, Class A3 (5.165% to 2-1-30, then 6.165% thereafter) (A)	5.165	03-25-71		3,729,991	3,662,100
Series 2026-NQM3, Class A1 (A)(G)	5.080	04-25-71		7,915,679	7,830,511
Angel Oak Mortgage Trust LLC
Series 2026-1, Class A1 (A)(G)	4.747	02-25-71		5,203,873	5,100,612
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(G)	3.805	01-25-49		587,640	571,305
BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A (1 month CME Term SOFR + 1.600%) (A)(B)	5.239	12-15-42		2,745,000	2,755,199
BOS Trust
Series 2026-LYRK, Class D (A)(G)	6.394	05-11-41		960,000	936,528
BX Trust
Series 2025-VOLT, Class D (1 month CME Term SOFR + 2.750%) (A)(B)	6.389	12-15-44		2,445,000	2,438,512
Series 2026-CIP, Class C (1 month CME Term SOFR + 1.650%) (A)(B)	5.289	05-15-38		1,464,211	1,468,786
Series 2026-ORBT, Class D (1 month CME Term SOFR + 2.100%) (A)(B)	5.739	07-15-43		2,790,000	2,796,975
CONE Commercial Mortgage Trust
Series 2026-ACD6, Class B (A)(G)	6.515	07-15-43		4,895,000	4,819,966
Cross Mortgage Trust
Series 2026-NQM1, Class A1 (A)(G)	4.699	02-25-61		3,831,134	3,752,333
Series 2026-NQM4, Class A1 (A)(G)	5.485	04-25-71		3,295,329	3,277,147
FirstMac Mortgage Funding Trust
Series 2024-4, Class A1 (1 month BBSW + 1.080%) (B)	5.393	02-18-56	AUD	4,362,334	3,132,174
Series 2025-3, Class A1-A (1 month BBSW + 0.950%) (B)	5.265	10-13-57	AUD	2,905,776	2,081,217
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37		2,469,652	37,509
Series 2007-4, Class ES IO	0.350	07-19-37		2,448,424	36,366
Series 2007-6, Class ES IO (A)	0.343	08-19-37		2,667,685	44,976
InTown Mortgage Trust
Series 2025-STAY, Class B (1 month CME Term SOFR + 1.750%) (A)(B)	5.389	03-15-42		4,395,000	4,394,999
19	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Commercial and residential (continued)
Series 2025-STAY, Class C (1 month CME Term SOFR + 2.250%) (A)(B)	5.889	03-15-42		1,745,000	$1,744,993
JW Commercial Mortgage Trust
Series 2026-MRCO, Class D (1 month CME Term SOFR + 2.450%) (A)(B)	6.089	06-15-39		1,350,000	1,358,438
Life Mortgage Trust
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(B)	5.433	05-15-39		4,445,000	3,883,819
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1 (A)(G)	4.734	01-26-71		3,591,271	3,515,652
Mortgage House Capital Mortgage Trust
Series 2024-2, Class B (1 month BBSW + 1.550%) (B)	5.865	05-13-57	AUD	1,890,000	1,359,981
Mortgage House RMBS Prime
Series 2024-2, Class A1L (1 month BBSW + 1.100%) (B)	5.415	05-13-57	AUD	2,864,827	2,057,430
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A2 (5.206% to 3-1-30, then 6.206% thereafter) (A)	5.206	02-25-66		812,657	799,587
Series 2026-NQM5, Class M1 (A)(G)	5.915	04-25-66		2,055,000	2,030,422
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(B)	4.852	02-15-42		4,485,000	4,482,208
Progress Residential Trust
Series 2026-SFR1, Class D (A)	4.000	02-17-43		3,542,862	3,246,900
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41		7,650,000	7,873,229
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40		1,135,000	1,141,771
SLG Office Trust
Series 2026-OMA, Class E (A)(G)	7.188	04-15-41		4,475,000	4,466,775
Westpac Securitisation Trust
Series 2026-1, Class A (1 month BBSW + 0.830%) (B)	5.143	09-19-57	AUD	6,294,135	4,507,309
U.S. Government Agency 1.8%					43,549,574
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(B)	5.643	04-25-42		411,982	412,633
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(B)	5.793	09-25-42		94,574	94,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%) (A)(B)	5.193	10-25-45	3,165,000	$3,176,825
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(B)	5.293	02-25-45	4,900,000	4,918,375
Series 2025-MN12, Class B1 (30 day Average SOFR + 4.500%) (A)(B)	8.143	11-25-45	6,940,000	6,996,481
Series 2026-MN13, Class M2 (30 day Average SOFR + 2.950%) (A)(B)	6.593	03-25-46	2,825,000	2,842,569
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)	10.508	02-25-40	1,751,000	1,795,124
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(B)	9.843	11-25-41	2,610,000	2,636,809
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(B)	6.643	04-25-42	5,330,925	5,386,412
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(B)	6.143	09-25-42	327,493	329,539
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(B)	7.543	04-25-43	2,960,000	3,072,865
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(B)	6.343	07-25-43	2,230,000	2,277,388
Series 2025-R02, Class 1M2 (30 day Average SOFR + 1.600%) (A)(B)	5.243	02-25-45	5,769,000	5,781,559

Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (A)(B)	5.493	09-25-45	3,820,000	3,828,361
Asset-backed securities 3.3%				$78,855,748
(Cost $79,900,865)
Asset-backed securities 3.3%				78,855,748
AMSR Trust
Series 2026-SFR2, Class D (A)	3.810	09-17-43	3,050,000	2,759,497
AutoNation Finance Trust
Series 2026-1A, Class D (A)	5.070	01-11-34	2,650,000	2,609,233
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	2,710,000	2,684,057
Consolidated Communications LLC
Series 2025-4A, Class A2 (A)	5.522	12-20-55	4,865,000	4,824,436
DataBank Issuer LLC
Series 2026-1A, Class B (A)	6.493	02-25-56	4,720,000	4,668,495
21	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
DB Master Finance LLC
Series 2025-1A, Class A2II (A)	5.165	08-20-55	2,977,500	$2,894,268
Series 2026-1A, Class A2II (A)	5.432	05-20-56	5,550,000	5,486,880
Domino’s Pizza Master Issuer LLC
Series 2025-1A, Class A2II (A)	5.217	07-25-55	2,085,000	2,039,823
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,041,850	2,935,648
FirstLight Issuer LLC
Series 2026-1A, Class A2 (A)	5.873	06-20-56	2,565,000	2,536,276
Flexential Issuer LLC
Series 2025-2A, Class A2 (A)	6.460	10-25-60	3,335,000	3,292,799
Iskandar Enterprise LLC
Series 2026-1A, Class A23 (A)	5.538	04-17-56	3,625,000	3,544,915
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	4,745,730	4,716,193
Series 2026-1A, Class A2 (A)	5.481	02-15-56	2,118,600	2,061,000
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	6,415,000	6,350,832
Kinetic ABS Issuer LLC
Series 2026-2A, Class B (A)	6.224	06-25-58	3,285,000	3,269,173
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class B (A)	5.590	08-20-55	5,765,000	5,666,175
Series 2025-4A, Class C (A)	7.112	12-20-55	2,640,000	2,616,207
Sierra Timeshare Receivables Funding LLC
Series 2026-2A, Class D (A)	7.190	05-20-43	1,310,097	1,308,290
Taco Bell Funding LLC
Series 2025-1A, Class A2II (A)	5.049	08-25-55	5,955,000	5,772,613
VB-S1 Issuer LLC
Series 2026-1A, Class F (A)	6.843	03-15-56	3,860,000	3,845,234
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,985,000	2,973,704

	Shares	Value
Preferred securities 6.8%		$164,286,231
(Cost $158,935,315)
Communication services 0.4%		9,056,869
Interactive media and services 0.4%
Alphabet, Inc., Series A, 6.250%	93,890	4,549,909
Alphabet, Inc., Series B, 6.250%	93,895	4,506,960
Financials 3.5%		85,915,850
Banks 3.5%
Bank of Hawaii Corp., 8.000%	182,325	4,765,976
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	495,050	12,282,191
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	436,500	11,266,065
First Busey Corp., 8.250%	187,600	4,840,080
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	22

	Shares	Value
Financials (continued)
Banks (continued)
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%) (D)	423,050	$10,512,793
First Horizon Corp., 6.750%	215,225	5,251,490
Huntington Bancshares, Inc., 4.500%	625	10,325
Live Oak Bancshares, Inc., 8.375%	135,550	3,432,126
M&T Bank Corp., 6.625% (D)	415,175	10,470,714
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (D)	264,225	7,001,963
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%) (D)	436,125	11,238,941
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (D)	184,925	4,843,186
Industrials 0.5%		12,331,926
Aerospace and defense 0.2%
The Boeing Company, 6.000%	66,750	4,328,070
Trading companies and distributors 0.3%
QXO, Inc., 5.500%	196,800	8,003,856
Information technology 1.0%		23,473,940
Software 0.4%
Oracle Corp., 6.500% (D)	218,700	10,208,916
Technology hardware, storage and peripherals 0.6%
Hewlett Packard Enterprise Company, 7.625%	99,200	13,265,024
Utilities 1.4%		33,507,646
Electric utilities 1.4%
Duke Energy Corp., 7.750%	126,800	6,265,188
NextEra Energy, Inc., 7.375%	322,300	14,635,643
PPL Corp., 7.000%	114,095	5,266,625
The Southern Company, 7.125%	153,400	7,340,190

	Contracts/ Notional amount	Value
Purchased options 0.0%		$111,343
(Cost $104,828)
Calls 0.0%		111,343
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-17-26; Strike Price: $1.165; Counterparty: Citibank, N.A.) (H)(I)	24,280,000	111,343

23	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 3.1%			$74,929,339
(Cost $74,944,300)
Short-term funds 3.1%			74,929,339
John Hancock Collateral Trust (J)	3.6571(K)	7,493,009	74,929,339

Total investments (Cost $2,446,418,205) 99.9%	$2,404,372,215
Other assets and liabilities, net 0.1%	1,585,714
Total net assets 100.0%	$2,405,957,929

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $562,000,333 or 23.4% of the fund’s net assets as of 8-31-26.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 8-31-26.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	24

(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $28,654,805.
(K)	The rate shown is the annualized seven-day yield as of 8-31-26.
The fund had the following country composition as a percentage of net assets on 8-31-26:
United States	67.0%
Canada	7.2%
Australia	5.1%
United Kingdom	2.6%
New Zealand	2.2%
Philippines	1.6%
Norway	1.6%
Spain	1.3%
Brazil	1.2%
Malaysia	1.2%
Other countries	9.0%
TOTAL	100.0%
25	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	199	Long	Sep 2026	$29,048,401	$28,491,345	$(557,056)
10-Year U.S. Treasury Note Futures	162	Short	Dec 2026	(17,594,467)	(17,440,313)	154,154
Euro-BTP Italian Government Bond Futures	233	Short	Sep 2026	(31,827,198)	(31,164,314)	662,884
						$259,982
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	11,772,058	NZD	14,121,584	ANZ	9/24/2026	$73,218	—
AUD	11,863,250	NZD	14,246,814	BARC	9/24/2026	64,409	—
AUD	12,900,984	USD	9,192,003	ANZ	9/16/2026	50,914	—
AUD	12,191,063	USD	8,443,590	CITI	9/16/2026	290,703	—
AUD	12,900,984	USD	9,189,653	HUS	9/16/2026	53,263	—
AUD	26,005,631	USD	18,370,585	JPM	9/16/2026	261,161	—
AUD	17,897,519	USD	12,608,641	MSCS	9/16/2026	214,045	—
AUD	23,987,748	USD	16,983,953	RBC	9/16/2026	202,081	—
CAD	10,849,404	USD	7,821,160	BARC	9/16/2026	12,152	—
CAD	9,841,320	USD	6,992,711	JPM	9/16/2026	112,761	—
CAD	35,405,342	USD	25,173,759	RBC	9/16/2026	389,037	—
CAD	676,471	USD	481,797	SSB	9/16/2026	6,618	—
CAD	22,647,259	USD	16,361,617	TD	9/16/2026	—	$(10,207)
EUR	15,145,056	CAD	24,295,623	BNY	9/16/2026	59,858	—
EUR	10,966,978	NOK	122,278,646	JPM	9/16/2026	—	(338,509)
EUR	5,133,479	NOK	56,328,892	UBS	9/16/2026	—	(61,301)
EUR	9,501,959	NZD	18,661,515	BARC	9/16/2026	—	(1,996)
EUR	13,298,197	NZD	26,356,721	CITI	9/16/2026	—	(144,561)
EUR	8,462,489	NZD	16,667,041	SCB	9/16/2026	—	(29,600)
EUR	2,580,665	USD	2,981,269	BARC	9/16/2026	17,946	—
EUR	1,278,684	USD	1,462,139	CIBC	9/16/2026	23,932	—
EUR	63,152,789	USD	73,161,094	CITI	9/16/2026	234,279	—
EUR	12,963,948	USD	14,978,934	GSI	9/16/2026	87,602	—
EUR	38,449,675	USD	44,085,960	HUS	9/16/2026	599,763	—
EUR	12,544,964	USD	14,567,146	JPM	9/16/2026	12,453	—
EUR	12,963,948	USD	15,082,542	MSCS	9/16/2026	—	(16,006)
EUR	13,427,907	USD	15,644,143	SCB	9/16/2026	—	(38,399)
EUR	13,641,817	USD	15,689,151	SSB	9/16/2026	165,197	—
EUR	302,583	USD	348,862	TD	9/16/2026	2,796	—
EUR	12,451,163	USD	14,392,952	UBS	9/16/2026	77,632	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	26

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	6,552,055	AUD	12,545,705	CITI	9/16/2026	—	$(110,271)
GBP	13,060,992	AUD	24,964,309	MSCS	9/16/2026	—	(187,906)
GBP	12,880,502	EUR	15,159,328	SSB	9/16/2026	—	(164,758)
GBP	2,217,957	USD	2,917,758	BARC	9/16/2026	$87,598	—
GBP	718,567	USD	964,723	HUS	9/16/2026	8,943	—
GBP	1,559,285	USD	2,102,826	JPM	9/16/2026	10,022	—
GBP	3,731,895	USD	5,036,787	SCB	9/16/2026	19,971	—
GBP	6,285,680	USD	8,501,307	UBS	9/16/2026	15,858	—
JPY	667,296,627	USD	4,264,448	BARC	9/16/2026	—	(82,720)
JPY	422,712,794	USD	2,666,938	GSI	9/16/2026	—	(17,935)
JPY	422,553,551	USD	2,666,938	HUS	9/16/2026	—	(18,933)
KRW	16,831,415,900	USD	12,140,375	GSI	9/28/2026	172,018	—
MXN	115,288,760	USD	6,523,440	BARC	9/17/2026	251,838	—
MXN	112,838,874	USD	6,451,807	SSB	9/17/2026	179,496	—
MXN	400,844,083	USD	23,561,750	MSCS	9/24/2026	—	(17,873)
MXN	200,702,653	USD	11,765,000	SCB	9/24/2026	23,421	—
NOK	4,595,851	USD	481,196	HUS	9/16/2026	10,574	—
NOK	59,124,885	USD	6,221,838	JPM	9/16/2026	104,706	—
NOK	83,135,529	USD	8,548,684	UBS	9/16/2026	347,073	—
NZD	14,316,881	AUD	11,863,250	BARC	9/24/2026	—	(22,929)
NZD	14,201,457	AUD	11,772,058	UBS	9/24/2026	—	(25,933)
NZD	30,069,691	EUR	15,005,959	MSCS	9/16/2026	357,389	—
NZD	8,501,944	USD	4,972,923	BARC	9/16/2026	59,059	—
NZD	10,054,673	USD	5,909,101	GSI	9/16/2026	41,884	—
NZD	5,199,234	USD	3,006,727	JPM	9/16/2026	70,505	—
NZD	12,819,708	USD	7,636,674	MSCS	9/16/2026	—	(49,169)
NZD	867,170	USD	509,281	SCB	9/16/2026	3,965	—
NZD	12,655,702	USD	7,340,750	UBS	9/16/2026	149,686	—
SGD	16,228,680	USD	12,702,771	CITI	9/16/2026	76,559	—
SGD	15,166,606	USD	11,874,330	GSI	9/16/2026	68,668	—
SGD	63,693,049	USD	49,849,401	HUS	9/16/2026	305,913	—
SGD	1,061,512	USD	829,997	MSCS	9/16/2026	5,894	—
SGD	18,215,552	USD	14,160,001	SCB	9/16/2026	183,899	—
USD	10,865,460	AUD	15,485,915	ANZ	9/16/2026	—	(229,432)
USD	8,251,087	AUD	11,840,636	CITI	9/16/2026	—	(232,143)
USD	72,109,815	AUD	102,930,001	HUS	9/16/2026	—	(1,634,436)
USD	18,455,565	AUD	25,686,595	JPM	9/16/2026	52,392	—
USD	8,221,617	AUD	11,840,636	MSCS	9/16/2026	—	(261,613)
USD	938,309	AUD	1,335,395	TD	9/16/2026	—	(18,435)
USD	7,101,481	CAD	9,953,710	BARC	9/16/2026	—	(85,137)
USD	32,690,521	CAD	45,396,541	CITI	9/16/2026	—	(85,960)
USD	8,521,777	CAD	11,957,178	UBS	9/16/2026	—	(111,352)
27	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	30,530,484	EUR	26,736,116	BARC	9/16/2026	—	$(541,891)
USD	30,253,703	EUR	25,982,582	CITI	9/16/2026	$57,074	—
USD	14,525,616	EUR	12,637,572	HUS	9/16/2026	—	(161,610)
USD	18,418,519	EUR	16,100,456	MSCS	9/16/2026	—	(293,227)
USD	29,130,184	EUR	25,253,978	SCB	9/16/2026	—	(219,670)
USD	153,159,928	EUR	132,195,376	SSB	9/16/2026	—	(475,867)
USD	214,844	GBP	159,497	BNS	9/16/2026	—	(1,276)
USD	17,106,749	GBP	12,880,502	HUS	9/16/2026	—	(346,472)
USD	83,610,379	GBP	62,794,437	SCB	9/16/2026	—	(1,476,768)
USD	2,926,419	GBP	2,217,957	TD	9/16/2026	—	(78,937)
USD	5,366,638	JPY	851,926,972	BARC	9/16/2026	27,892	—
USD	4,293,311	JPY	677,508,013	HUS	9/16/2026	47,591	—
USD	12,140,375	KRW	16,994,703,944	GSI	9/28/2026	—	(291,465)
USD	39,391,573	MXN	691,938,346	GSI	9/17/2026	—	(1,272,187)
USD	7,200,408	MXN	126,174,198	SCB	9/17/2026	—	(214,584)
USD	12,128,488	MXN	212,046,473	SSB	9/17/2026	—	(333,037)
USD	23,561,750	MXN	402,998,664	HUS	9/24/2026	—	(108,678)
USD	11,765,000	MXN	200,288,536	SSB	9/24/2026	903	—
USD	28,291,772	NOK	269,714,803	UBS	9/16/2026	—	(568,541)
USD	317,665	NZD	552,129	CITI	9/16/2026	—	(9,120)
USD	5,592,768	NZD	9,445,457	GSI	9/16/2026	2,356	—
USD	32,601,060	NZD	55,874,441	MSCS	9/16/2026	—	(468,931)
USD	31,851,028	SGD	41,028,789	BARC	9/16/2026	—	(457,236)
USD	31,936,783	SGD	40,863,242	HUS	9/16/2026	—	(241,119)
USD	25,452,503	SGD	32,745,043	SCB	9/16/2026	—	(332,695)
						$5,754,967	$(11,890,825)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	28

BNS	The Bank of Nova Scotia
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 8-31-26, the aggregate cost of investments for federal income tax purposes was $2,440,123,435. Net unrealized depreciation aggregated to $41,627,096, of which $34,065,426 related to gross unrealized appreciation and $75,692,522 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
29	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-26

Assets
Unaffiliated investments, at value (Cost $2,371,473,905) including $28,020,444 of securities loaned	$2,329,442,876
Affiliated investments, at value (Cost $74,944,300)	74,929,339
Total investments, at value (Cost $2,446,418,205)	2,404,372,215
Unrealized appreciation on forward foreign currency contracts	5,754,967
Receivable for futures variation margin	56,688
Cash	1,857,050
Foreign currency, at value (Cost $9,619,577)	9,632,453
Collateral held at broker for futures contracts	1,456,000
Collateral segregated at custodian for OTC derivative contracts	7,393,372
Dividends and interest receivable	24,933,732
Receivable for fund shares sold	827,187
Receivable for investments sold	2,457,249
Receivable for securities lending income	9,620
Receivable from affiliates	46
Other assets	153,636
Total assets	2,458,904,215
Liabilities
Unrealized depreciation on forward foreign currency contracts	11,890,825
Distributions payable	99,293
Payable for investments purchased	9,650,985
Payable for fund shares repurchased	1,999,308
Payable upon return of securities loaned	28,726,661
Payable to affiliates
Accounting and legal services fees	109,664
Transfer agent fees	80,187
Distribution and service fees	443
Trustees’ fees	1,012
Other liabilities and accrued expenses	387,908
Total liabilities	52,946,286
Net assets	$2,405,957,929
Commitments and contingencies (See Note 2)
Net assets consist of
Paid-in capital	$2,887,672,135
Total distributable earnings (loss)	(481,714,206)
Net assets	$2,405,957,929
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	30

STATEMENT OF ASSETS AND LIABILITIES 8-31-26  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($210,255,117 ÷ 20,586,979 shares)[1]	$10.21
Class C ($9,666,228 ÷ 946,351 shares)[1]	$10.21
Class I ($628,994,494 ÷ 61,593,232 shares)	$10.21
Class R2 ($2,091,326 ÷ 204,599 shares)	$10.22
Class R6 ($132,421,233 ÷ 12,954,916 shares)	$10.22
Class NAV ($1,422,529,531 ÷ 139,334,188 shares)	$10.21
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.64

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
31	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-26

Investment income
Interest	$126,385,414
Dividends	8,026,995
Dividends from affiliated investments	1,794,419
Securities lending, net	218,763
Less foreign taxes withheld	(1,016,391)
Total investment income	135,409,200
Expenses
Investment management fees	15,746,999
Distribution and service fees	797,486
Accounting and legal services fees	430,974
Transfer agent fees	1,106,636
Trustees’ fees	57,356
Custodian fees	431,728
State registration fees	98,154
Printing and postage	85,931
Professional fees	253,523
Other	98,480
Total expenses	19,107,267
Less expense reductions	(1,236,251)
Net expenses	17,871,016
Net investment income	117,538,184
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(25,140,924)
Affiliated investments	(20,318)
Futures contracts	1,386,256
Forward foreign currency contracts	(2,630,292)
Written options	2,651,423
(23,753,855)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,114,761
Affiliated investments	(14,463)
Futures contracts	560,930
Forward foreign currency contracts	(9,291,684)
Written options	(1,022,787)
(7,653,243)
Net realized and unrealized loss	(31,407,098)
Increase in net assets from operations	$86,131,086
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	32

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-26	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$117,538,184	$121,578,570
Net realized loss	(23,753,855)	(54,447,660)
Change in net unrealized appreciation (depreciation)	(7,653,243)	73,027,985
Increase in net assets resulting from operations	86,131,086	140,158,895
Distributions to shareholders
From earnings
Class A	(8,021,369)	(8,468,746)
Class C	(320,954)	(418,366)
Class I	(29,601,992)	(39,181,838)
Class R2	(77,153)	(100,426)
Class R6	(5,421,407)	(5,376,502)
Class NAV	(52,614,785)	(49,289,524)
Total distributions	(96,057,660)	(102,835,402)
From fund share transactions	(252,287,024)	(363,147,966)
Total decrease	(262,213,598)	(325,824,473)
Net assets
Beginning of year	2,668,171,527	2,993,996,000
End of year	$2,405,957,929	$2,668,171,527
33	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.84	$11.37
Net investment income[1]	0.46	0.40	0.36	0.31	0.26
Net realized and unrealized gain (loss) on investments	(0.15)	0.09	0.35	(0.09)	(1.45)
Total from investment operations	0.31	0.49	0.71	0.22	(1.19)
Less distributions
From net investment income	(0.37)	(0.34)	(0.31)	(0.34)	(0.34)
Net asset value, end of period	$10.21	$10.27	$10.12	$9.72	$9.84
Total return (%)[2,3]	3.03	4.93	7.44	2.33	(10.66)
Ratios and supplemental data
Net assets, end of period (in millions)	$210	$243	$268	$298	$326
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.13	1.13	1.13	1.11
Expenses including reductions	1.06	1.08	1.09	1.08	1.06
Net investment income	4.44	4.01	3.67	3.22	2.43
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	34

CLASS C SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.85	$11.37
Net investment income[1]	0.39	0.33	0.29	0.24	0.18
Net realized and unrealized gain (loss) on investments	(0.15)	0.09	0.35	(0.09)	(1.44)
Total from investment operations	0.24	0.42	0.64	0.15	(1.26)
Less distributions
From net investment income	(0.30)	(0.27)	(0.24)	(0.28)	(0.26)
Net asset value, end of period	$10.21	$10.27	$10.12	$9.72	$9.85
Total return (%)[2,3]	2.31	4.20	6.69	1.52	(11.19)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$13	$19	$28	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.81	1.83	1.83	1.83	1.81
Expenses including reductions	1.76	1.78	1.79	1.78	1.76
Net investment income	3.73	3.28	2.95	2.50	1.69
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
35	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.27	$10.12	$9.72	$9.84	$11.37
Net investment income[1]	0.49	0.43	0.39	0.34	0.29
Net realized and unrealized gain (loss) on investments	(0.15)	0.09	0.35	(0.09)	(1.45)
Total from investment operations	0.34	0.52	0.74	0.25	(1.16)
Less distributions
From net investment income	(0.40)	(0.37)	(0.34)	(0.37)	(0.37)
Net asset value, end of period	$10.21	$10.27	$10.12	$9.72	$9.84
Total return (%)[2]	3.34	5.24	7.76	2.54	(10.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$629	$994	$1,192	$1,410	$1,746
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.83	0.83	0.83	0.81
Expenses including reductions	0.76	0.78	0.79	0.78	0.76
Net investment income	4.71	4.30	3.96	3.51	2.73
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	36

CLASS R2 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.28	$10.13	$9.72	$9.85	$11.38
Net investment income[1]	0.45	0.40	0.35	0.30	0.25
Net realized and unrealized gain (loss) on investments	(0.15)	0.08	0.36	(0.10)	(1.45)
Total from investment operations	0.30	0.48	0.71	0.20	(1.20)
Less distributions
From net investment income	(0.36)	(0.33)	(0.30)	(0.33)	(0.33)
Net asset value, end of period	$10.22	$10.28	$10.13	$9.72	$9.85
Total return (%)[2]	2.95	4.84	7.46	2.14	(10.71)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$3	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19	1.21	1.21	1.22	1.18
Expenses including reductions	1.14	1.16	1.16	1.17	1.13
Net investment income	4.34	3.93	3.60	3.12	2.36
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
37	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.28	$10.13	$9.72	$9.85	$11.38
Net investment income[1]	0.50	0.45	0.40	0.35	0.30
Net realized and unrealized gain (loss) on investments	(0.15)	0.08	0.36	(0.10)	(1.45)
Total from investment operations	0.35	0.53	0.76	0.25	(1.15)
Less distributions
From net investment income	(0.41)	(0.38)	(0.35)	(0.38)	(0.38)
Net asset value, end of period	$10.22	$10.28	$10.13	$9.72	$9.85
Total return (%)[2]	3.44	5.35	7.98	2.65	(10.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$132	$140	$150	$159	$173
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.72	0.72	0.72	0.70
Expenses including reductions	0.65	0.67	0.67	0.67	0.65
Net investment income	4.85	4.42	4.08	3.63	2.83
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	38

CLASS NAV SHARES Period ended	8-31-26	8-31-25	8-31-24	8-31-23	8-31-22
Per share operating performance
Net asset value, beginning of period	$10.27	$10.11	$9.71	$9.84	$11.37
Net investment income[1]	0.50	0.45	0.40	0.35	0.30
Net realized and unrealized gain (loss) on investments	(0.15)	0.09	0.35	(0.10)	(1.45)
Total from investment operations	0.35	0.54	0.75	0.25	(1.15)
Less distributions
From net investment income	(0.41)	(0.38)	(0.35)	(0.38)	(0.38)
Net asset value, end of period	$10.21	$10.27	$10.11	$9.71	$9.84
Total return (%)[2]	3.45	5.46	7.89	2.65	(10.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,423	$1,275	$1,361	$1,444	$1,638
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.72	0.72	0.71	0.69
Expenses including reductions	0.65	0.67	0.67	0.66	0.65
Net investment income	4.86	4.43	4.09	3.64	2.84
Portfolio turnover (%)	51	58	37	47	36

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
39	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	40

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$201,955,148	—	$201,955,148	—
Foreign government obligations	395,568,233	—	395,568,233	—
Corporate bonds	1,011,337,688	—	1,011,337,688	—
Convertible bonds	37,443,139	—	37,443,139	—
Term loans	304,730,043	—	304,730,043	—
Collateralized mortgage obligations	135,155,303	—	135,155,303	—
Asset-backed securities	78,855,748	—	78,855,748	—
Preferred securities	164,286,231	$164,286,231	—	—
Purchased options	111,343	—	111,343	—
Short-term investments	74,929,339	74,929,339	—	—
Total investments in securities	$2,404,372,215	$239,215,570	$2,165,156,645	—
Derivatives:
Assets
Futures	$817,038	$817,038	—	—
Forward foreign currency contracts	5,754,967	—	$5,754,967	—
Liabilities
Futures	(557,056)	(557,056)	—	—
Forward foreign currency contracts	(11,890,825)	—	(11,890,825)	—
41	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At August 31, 2026, the fund had $1,109,110 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	42

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2026, the fund loaned securities valued at $28,020,444 and received $28,726,661 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
43	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with The Bank of New York Mellon as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 12, 2027 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to July 13, 2026, a similar syndicated line of credit agreement was held with Citibank N.A. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2026 were $12,686.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2026, the fund has a short-term capital loss carryforward of $120,494,274 and a long-term capital loss carryforward of $319,547,424 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2026 and 2025 was as follows:
	August 31, 2026	August 31, 2025
Ordinary income	$96,057,660	$102,835,402
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2026, there were no distributable earnings on a tax basis.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	44

Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions, contingent payment debt instrument and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use
45	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2026, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging from $77.1 million to $200.1 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended August 31, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.5 billion to $2.2 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	46

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended August 31, 2026, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $111,000, as measured at each quarter end.
During the year ended August 31, 2026, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $1.7 million, as measured at each quarter end. There were no open written option contracts as of August 31, 2026.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at August 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$817,038	$(557,056)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	5,754,967	(11,890,825)
Currency	Unaffiliated investments, at value[2]	Purchased options	111,343	—
			$6,683,348	$(12,447,881)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$1,386,256	—	—	$1,386,256
Currency	$(303,272)	—	$(2,630,292)	$2,651,423	(282,141)
Total	$(303,272)	$1,386,256	$(2,630,292)	$2,651,423	$1,104,115

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
47	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$560,930	—	—	$560,930
Currency	$307,382	—	$(9,291,684)	$(1,022,787)	(10,007,089)
Total	$307,382	$560,930	$(9,291,684)	$(1,022,787)	$(9,446,159)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.630% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.580% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.570% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.555% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund and 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
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For the year ended August 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$112,800
Class C	5,619
Class I	384,472
Class R2	1,110
Class	Expense reduction
Class R6	$68,493
Class NAV	663,757
Total	$1,236,251

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2026, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $102,265 for the year ended August 31, 2026. Of this amount, $14,768 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $87,497 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2026, CDSCs received by the Distributor amounted to $4,577 and $593 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
49	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$674,595	$246,272
Class C	112,122	12,276
Class I	—	841,223
Class R2	10,769	109
Class R6	—	6,756
Total	$797,486	$1,106,636
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2026 and 2025 were as follows:
	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,869,552	$19,287,722	2,530,148	$25,498,997
Distributions reinvested	756,217	7,793,855	816,498	8,242,667
Repurchased	(5,742,166)	(59,250,471)	(6,154,055)	(61,981,573)
Net decrease	(3,116,397)	$(32,168,894)	(2,807,409)	$(28,239,909)
Class C shares
Sold	60,699	$627,094	92,189	$926,416
Distributions reinvested	30,980	319,444	40,949	413,293
Repurchased	(388,111)	(4,004,102)	(794,404)	(8,006,074)
Net decrease	(296,432)	$(3,057,564)	(661,266)	$(6,666,365)
Class I shares
Sold	11,389,642	$117,570,027	19,305,107	$194,664,485
Distributions reinvested	2,781,182	28,673,613	3,790,889	38,264,649
Repurchased	(49,320,500)	(509,600,505)	(44,193,911)	(444,571,650)
Net decrease	(35,149,676)	$(363,356,865)	(21,097,915)	$(211,642,516)
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	50

	Year Ended 8-31-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	38,426	$397,083	52,723	$531,036
Distributions reinvested	7,015	72,361	9,531	96,315
Repurchased	(136,367)	(1,408,239)	(76,974)	(774,233)
Net decrease	(90,926)	$(938,795)	(14,720)	$(146,882)
Class R6 shares
Sold	2,687,651	$27,746,954	2,797,897	$28,227,014
Distributions reinvested	522,562	5,390,601	529,369	5,349,374
Repurchased	(3,912,135)	(40,423,029)	(4,453,326)	(44,879,281)
Net decrease	(701,922)	$(7,285,474)	(1,126,060)	$(11,302,893)
Class NAV shares
Sold	34,693,001	$355,778,040	4,041,832	$40,643,933
Distributions reinvested	5,107,559	52,614,785	4,883,291	49,289,524
Repurchased	(24,630,696)	(253,872,257)	(19,383,539)	(195,082,858)
Net increase (decrease)	15,169,864	$154,520,568	(10,458,416)	$(105,149,401)
Total net decrease	(24,185,489)	$(252,287,024)	(36,165,786)	$(363,147,966)
Affiliates of the fund owned 2% and 86% of shares of Class R6 and Class NAV, respectively, on August 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,185,921,017 and $1,462,886,126, respectively, for the year ended August 31, 2026. Purchases and sales of U.S. Treasury obligations aggregated $43,396,861 and $56,576,289, respectively, for the year ended August 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2026, funds within the John Hancock group of funds complex held 51.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.0%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.5%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	5.0%
51	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,493,009	$7,073,099	$1,148,001,017	$(1,080,109,996)	$(20,318)	$(14,463)	$2,013,182	—	$74,929,339

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Strategic Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of Strategic Income Opportunities Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	54

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Strategic Income Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 22-25, 2026 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 26-28, 2026. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 22-25, 2026, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent, of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
55	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund, including entrepreneurial risk in sponsoring new funds, and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	56

(f)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third party generally useful, it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the peer group. The Board noted that the fund outperformed the benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2025. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor, respectively. The Board considered the fund’s ranking with a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds.  In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.  The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account that advisory and subadvisory fee reductions effective May 1, 2025, were not yet fully reflected in the Broadridge data. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services
57	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was not unreasonable in view of all factors considered.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	58

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the fund (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
59	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	60

Other N-CSR Items
(Unaudited)
Item 8.  Changes in and disagreements with accountants
None.
Item 9.  Proxy disclosures
When applicable, results of shareholder voting are included in the Shareholder meeting section of this report.
Item 10.  Remuneration paid to Trustees, officers, and others
Trustees’ fees are included in the financial statements.
Item 11.  Statement regarding basis for approval of investment advisory contract
When applicable, the statement regarding the basis for approval of any investment advisory contract is included in the Evaluation of advisory and subadvisory agreements by the Board of Trustees section of this report.
61	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5889562	356A 8/26
10/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 22, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 22, 2026